Registration Nos. 33-39133

811-06241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 55	☒
(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

PROSPECTUS

February 1, 2009

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

To learn more about the possible risks of investing in the Funds, please refer to the section “Summary of Principal Risks.” This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Loomis Sayles Small Cap Growth Fund

Investment Objective The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund may invest the rest of its assets in companies of any size, including large capitalization companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services; dynamic earnings growth; prospects for high levels of profitability; and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency transactions, options and futures transactions, and other derivative transactions and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Fund also may invest in Rule 144A securities. The Fund may engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

Principal Risks The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

1

Derivatives Risk is the risk that the value of the Fund’s derivative investments will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investment.

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk since emerging markets countries may be more likely to experience political or economic instability.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Small Capitalization Companies Risk is the risk that the Fund’s investments may be subject to more abrupt price movements, limited markets and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

For additional information see the section “Summary of Principal Risks.”

Fund Performance The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

2

Bar Chart The bar chart below shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years. The returns for Retail Class shares differ from the Institutional Class returns shown in the bar chart to the extent their respective expenses differ.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [ ]% ([ ]quarter [ ]), and the Fund’s worst quarter was down [ ]% ([ ] quarter [ ]).

Performance Table The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year, and since inception periods compare to those of the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. Institutional Class returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sale of Fund shares. The Russell 2000 Index and the Russell 2000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2008

Loomis Sayles Small Cap Growth Fund	One Year		Five Years		Ten Years		Since Inception (12/31/96)
Institutional Class
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions[1]	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares[1]	[	]%	[	]%	[	]%	[	]%
Retail Class - Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Russell 2000 Index[2]	[	]%	[	]%	[	]%	[	]%
Russell 2000 Growth Index[2]	[	]%	[	]%	[	]%	[	]%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through

3

tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[2]

The returns of each index do not reflect a deduction for fees, expenses or taxes. Since inception data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2008.

4

Loomis Sayles Small Cap Value Fund

Investment Objective The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund may invest the rest of its assets in companies of other capitalizations.

Loomis Sayles seeks to identify securities of smaller companies that it believes are undervalued by the market. Loomis Sayles will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios. The Fund’s investments may include companies that have suffered significant business problems but are believed by Loomis Sayles to have favorable prospects for recovery. The Fund’s investments may also include companies that are not yet well known to the investment community, but are considered to have favorable fundamental prospects and attractive valuation. Loomis Sayles generally seeks to achieve investment performance by selecting individual stocks it believes are attractive, rather than rotating the Fund’s holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may engage in foreign currency transactions, options and also may invest in real estate investment trusts (“REITs”), Rule 144A securities, and, to the extent permitted by the Investment Company Act of 1940 and the rules thereunder (the “1940 Act”), investment companies. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

Principal Risks The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

5

Emerging Markets Risk is the risk that the Fund’s investments may face greater foreign securities risk since emerging markets countries may be more likely to experience political or economic instability.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic or currency changes or other issues relating to foreign investing generally.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects.

Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Real Estate Investment Trusts (REITs) Risk is the risk that the value of the Fund’s investments will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate.

Small Capitalization Companies Risk is the risk that the Fund’s investments may be subject to more abrupt price movements, limited markets and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

For additional information see the section “Summary of Principal Risks.”

Fund Performance The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

6

Bar Chart The bar chart below shows the Fund’s total returns for Institutional Class shares for each of the last ten calendar years.1 The returns for Retail Class and Admin Class shares differ from the Institutional Class returns shown in the bar chart to the extent their respective expenses differ.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarter was up [ ]% ([ ] quarter [ ]), and the Fund’s worst quarter was down [ ]% ([ ]quarter [ ]).

[1]

The annual total returns shown reflect the results of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the “Predecessor Fund”) whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Fund through September 12, 2003.

Performance Table The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Institutional Class shares) for the one-year, five-year, ten-year and since inception periods compare to those of the Russell 2000 Index and the Russell 2000 Value Index. The Russell 2000 Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000 Index. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. Institutional Class returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sale of Fund shares. The Russell 2000 Index and the Russell 2000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares.

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AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 20081

Loomis Sayles Small Cap Value Fund	One Year		Five Years		Ten Years		Since Inception (5/13/91)
Institutional Class
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions[2]	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[	]%	[	]%	[	]%	[	]%
Retail Class - Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Admin Class - Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Russell 2000 Index[3]	[	]%	[	]%	[	]%	[	]%
Russell 2000 Value Index[3]	[	]%	[	]%	[	]%	[	]%

[1]

The annual total returns shown reflect the results of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the “Predecessor Fund”) whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Returns shown for the Institutional Class, Retail Class and Admin Class shares of the Fund reflect the results of shares of the corresponding class of the Predecessor Fund through September 12, 2003. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, the performance shown for those Classes is based on the returns of the Predecessor Fund’s Institutional Class shares, adjusted to reflect the higher fees paid by Retail Class and Admin Class shares of the Predecessor Fund. Institutional Class Shares of the Predecessor Fund commenced operations on May 13, 1991.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

[3]

The returns of each index do not reflect a deduction for fees, expenses or taxes. Since inception data for the index covers the period from the month-end closest to the Fund’s inception date through December 31, 2008.

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fees and expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Fund/Class	Maximum Sales Charge(Load) Imposed on Purchases (as a percentage of offering price)	Maximum Deferred Sales Charge (Load)	Redemption Fee (as a percentage of amount redeemed, if applicable)
Loomis Sayles Small Cap Growth Fund
Institutional Class	None	None	2% of proceeds*
Retail Class	None	None	2% of proceeds*
Loomis Sayles Small Cap Value Fund
Institutional Class	None	None	2% of proceeds*
Retail Class	None	None	2% of proceeds*
Admin Class	None	None	2% of proceeds*

*	Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section “Redemption Fees.”

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, as a percentage of average daily net assets)

Fund/Class	Management Fees	Distribution (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses		Fee Reduction and/or Expense Reimbursement		Net Expenses
Loomis Sayles Small Cap Growth Fund[1]
Institutional Class	0.75%	0.00%	[	]%	[	]%	[	]%	[	]%
Retail Class	0.75%	0.25%	[	]%	[	]%	[	]%	[	]%
Loomis Sayles Small Cap Value Fund[2]
Institutional Class	0.75%	0.00%	[	]%(a)	[	]%	[	]%	[	]%
Retail Class	0.75%	0.25%	[	]%(a)	[	]%	[	]%	[	]%
Admin Class	0.75%	0.25%	[	]%(a)(b)	[	]%	[	]%	[	]%

(a)

Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(b)	Other Expenses include an administrative services fee of 0.25% for Admin Class shares.

[1]

Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Small Cap Growth Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and

9

Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares and 1.25% for Retail class shares. This undertaking is in effect through January 31, 2010, and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.

[2]

Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Small Cap Value Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.90% for Institutional class shares, 1.15% for Retail class shares and 1.40% for Admin class shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking expenses for Retail and Admin Class shares would have been higher.

Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

Example

The example, which is based upon the expenses shown in the “Total Annual Fund Operating Expenses” column, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated; your investment has a 5% return each year; the Funds’ operating expenses remain the same; and all dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year*			3 Years*			5 Years*			10 Years*
Loomis Sayles Small Cap Growth Fund
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]
Retail Class	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Small Cap Value Fund
Institutional Class	$	[	]	$	[	]	$	[	]	$	[	]
Retail Class	$	[	]	$	[	]	$	[	]	$	[	]
Admin Class	$	[	]	$	[	]	$	[	]	$	[	]

*	The examples for [ ] are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. The example for [ ] is based on the Total Annual Fund Operating Expenses for all periods.

A “snapshot” of each Fund’s investments may be found in each Fund’s annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Funds’ website at www.loomissayles.com (click on

10

“Investor Type,” “Individual Investors,” select the name of the Fund whose holdings you wish to view and then “Portfolio”). Please see the back cover of this Prospectus for more information on obtaining a copy of a Fund’s current annual or semiannual report.

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summary of principal risks

This section provides more information on the principal risks that may affect a Fund’s portfolio. In seeking to achieve their investment goals, the Funds may also invest in various types of securities and engage in various investment practices which are not a principal focus of the Funds and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

Each Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions.

Credit Risk

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions.

A Fund that may invest in lower-quality fixed-income securities (commonly known as “junk bonds”) are subject to greater credit risk and market risk than a Fund that invests in higher-quality fixed-income securities. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

A Fund that invests in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) will be subject to greater credit risk.

A Fund that may invest in foreign securities is subject to increased credit risk, for example, because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund’s investments to decline. The Funds are subject to currency risk because they may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies.

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Derivatives Risk

Certain Funds may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, swap transactions, foreign transactions and foreign currency transactions. A Fund may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield, or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivatives transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s derivative counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

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Emerging Markets Risk

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of a Fund invested in emerging markets securities. Specific risks that could decrease a Fund’s return include seizure of a company’s assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on many factors, including the extent of its reserves, fluctuations in interest rates, and access to international credit and investments. A country that has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies trading in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transactions in emerging markets may be subject to risk of loss and may be delayed more often than transactions settled in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closings were to occur, the liquidity and value of the Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval before investments by foreign persons, limit the amount of investments by foreign persons in a particular issuer, limit investments by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal

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to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Investing in local markets in emerging market countries may require a Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to a Fund.

Equity Securities Risk

The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In addition, the value of stock in the Fund’s portfolio may decline for a number of reasons which relate directly to the issuer. Those reasons may include, among other things, management performance, the effects of financial leverage and reduced demand for a company’s goods and services. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed Income Securities Risk

This is the risk that the value of fixed income securities in the Fund’s portfolio may decline for a number of reasons which relate directly to the issuer. This may include, among other things, management performance, the effects of financial leverage and reduced demand for a company’s goods and services. Fixed income securities are also subject to credit risk, interest rate risk and liquidity risk.

Foreign Securities Risk

This is the risk associated with investments in issuers located or that do business in foreign countries. A Fund’s investments in foreign securities may be less liquid and may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Among other things, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund’s investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire foreign investment.

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A Fund that invests in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of a Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities, and other income-producing securities (such as preferred stocks). Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of a Fund’s investments to decline.

Even Funds that generally invest a significant portion of their assets in high-quality fixed-income securities are subject to interest rate risk. Interest rate risk is greater for funds that generally invest a significant portion of their assets in lower-quality fixed-income securities (commonly known as “junk bonds”) or comparable unrated securities. Interest rate risk also is greater for Funds that generally invest in fixed-income securities with longer maturities or durations than for Funds that invest in fixed-income securities with shorter maturities or durations.

Interest rate risk is compounded for Funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage-related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly than the value of other types of securities. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed-income securities with lower interest rates.

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Each Fund also faces increased interest rate risk when it invests in fixed-income securities paying no current interest (such as zero-coupon securities and principal-only securities), interest-only securities and fixed-income securities paying non-cash interest in the form of other fixed-income securities, because the prices of those types of securities tend to react more to changes in interest rates.

Issuer Risk

The value of a Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leveraging Risk

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded. Funds face this risk if they create leverage by using investments such as reverse repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling these illiquid securities at the price or at the time desired. Liquidity issues could also make it difficult to value a Fund’s investments, which could also negatively impact net asset value. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

Management Risk

Management risk is the risk that Loomis Sayles’ investment techniques could fail to achieve a Fund’s objective and could cause your investment in a Fund to lose value. Each Fund are subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles’ decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

Market Risk

This is the risk that the value of a Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such

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as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company’s security also may be affected by changes in financial market or other economic conditions, such as changes in interest rates or currency exchange rates. In addition, a company’s securities generally pay dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed-income securities to actual or perceived changes in the company’s financial condition or prospects. Market risk tends to be greater when a Fund invests in fixed-income securities with longer maturities.

Market risk generally is greater for funds that invest substantially in small and medium-sized companies, since these companies tend to be more vulnerable to adverse developments than large companies. IPO securities tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of public information and trading history.

REITS Risk

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the 1940 Act.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flows or underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Small Capitalization Companies Risk

The general risks associated with corporate income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Further, securities of smaller companies may perform differently in different cycles than larger company securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Securities Lending

Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions, provided that a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. In addition, any investment of cash collateral is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. A Fund may pay lending fees to the party arranging the loan.

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Transactions With Other Investment Companies

Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) (an affiliate of Loomis Sayles) or its affiliates (the “Central Funds”). The Central Funds currently include two money market funds: Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”) and Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Funds and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other Funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulations.

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management

Investment Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management Group, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles is one of the oldest investment firms in the U.S. with over $             billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles is responsible for making investment decisions for each Fund and for providing general business management and administration to each Fund.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2008 as a percentage of each Fund’s average daily net assets were:

Fund	Aggregate Advisory Fee
Loomis Sayles Small Cap Growth Fund	[	]%
Loomis Sayles Small Cap Value Fund	[	]%

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contracts is available in the Funds’ annual reports for the fiscal year ended September  30, 2008.

Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Except where noted, each portfolio manager has been employed by Loomis Sayles for at least five years.

Mark F. Burns has served as portfolio manager of the Loomis Sayles Small Cap Growth Fund since January 2005. Mr. Burns, Vice President of Loomis Sayles, began his investment career in 1993 and joined Loomis Sayles in 1999. Mr. Burns holds the designation of Chartered Financial Analyst. He received a B.A. from Colby College and a M.B.A. from Cornell University and has over 14 years of investment experience.

Joseph R. Gatz has served as portfolio manager of the Loomis Sayles Small Cap Value Fund since January 2000. Mr. Gatz, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1999. Mr. Gatz holds the designation of Chartered Financial Analyst. He received a B.A. from Michigan State University and an M.B.A. from Indiana University and has over 22 years of investment experience.

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John J. Slavik has served as portfolio manager of the Loomis Sayles Small Cap Growth Fund since April 2005. Mr. Slavik, Vice President of Loomis Sayles, began his investment career in 1991 and joined Loomis Sayles in April 2005. Prior to joining Loomis Sayles, Mr. Slavik was a vice president and portfolio manager at Westfield Capital Management, LLC from November 2000 to March 2005. Mr. Slavik holds the designation of Chartered Financial Analyst. He received a B.A. from the University of Connecticut and has over 16 years of investment experience.

Daniel G. Thelen has served as portfolio manager of the Loomis Sayles Small Cap Value Fund since April 2000. Mr. Thelen, Vice President of Loomis Sayles, began his investment career in 1990 and joined Loomis Sayles in 1996. Mr. Thelen holds the designation of Chartered Financial Analyst. He received a B.A. and an M.B.A. from Michigan State University and has over 17 years of investment experience.

Please see the SAI or information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Distribution Plans and Administrative Services and Other Fees

For the Retail and Admin Classes of the Funds, the Funds offering those classes have adopted distribution plans under Rule 12b-1 of the 1940 Act that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is 0.25% of a Fund’s average daily net assets attributable to the shares of a particular Class. Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

Admin Class shares of Loomis Sayles Small Cap Value Fund are offered exclusively through intermediaries, who will be the record owners of the shares. Admin Class shares may pay an administrative services fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Natixis Distributors, L.P. (the “Distributor”), on behalf of Loomis Sayles, may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to 0.35% of the value of Fund shares held for those customers’ accounts, although this continuing fee is paid by the Distributor, on behalf of Loomis Sayles, out of its own assets and is not assessed against the Fund.

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The Distributor, the Funds’ adviser and their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments in addition to the payments described in this section to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and other financial intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

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general information

How Fund Shares Are Priced

Net asset value (“NAV”) is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:

Net Asset Value	=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (minus applicable redemption or other charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•

Requests received by a Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, Natixis Distributors, L.P. (the “Distributor”) may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value and transmitted to the Distributor prior to 9:30 a.m. on the next business day, are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

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Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

[1]	Please see the “How to Purchase Shares” section which provides additional information regarding who can receive a purchase order.

Generally, Fund securities are valued as follows:

Equity securities. Last sale price on the exchange or market where primarily traded or if there is no reported sale during the day, the closing bid price.

Debt securities (other than short-term obligations). Based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Short-term obligations (purchased with an original or remaining maturity of 60 days or less). Amortized cost (which approximates market value).

Securities traded on foreign exchanges. Market price on the non-U.S. exchange, unless a Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

Options. The Funds generally value exchange-traded options at the average of the closing bid and asked quotations.

Futures. Current settlement price.

Credit default swaps. Market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

Foreign Currency Forward Contracts. Interpolated prices from information provided by an independent pricing service.

All other securities. Fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value

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(which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). A Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Accessing Your Account Information

Loomis Sayles Funds Website. You can access our website at www.loomissayles.com to perform transactions (purchases, redemptions or exchanges), to review your account information, change your address, order duplicate statements or tax forms, or to obtain a prospectus, an SAI, an application or periodic reports.

Loomis Sayles Automated Voice Response System. You have access to your account 24 hours a day by calling Loomis Sayles’ automated voice response system at 800-633-3330, option 1. Using this customer service option you may review your account balance and Fund prices, order duplicate statements, order duplicate tax forms, obtain distribution and performance information and obtain wiring instructions.

How To Purchase Shares

The Loomis Sayles Small Cap Value Fund was closed to new investors effective September 15, 2008. The Fund remains open to existing shareholders, including currently funded defined contribution, defined benefit and all other employee benefit plans and their participants. The Fund may not be added to any employee benefit platforms. Qualified plans may be permitted to invest in the Fund if they were approved by Loomis Sayles prior to September 15, 2008 and funded by September 30, 2008.

Independent investment advisers, as well as registered representatives using broker/dealers for existing accounts in the Loomis Sayles Small Cap Value Fund, are allowed to add assets for their existing client accounts. Clients of independent investment advisers and registered representatives who did not have an existing account in the Fund prior to September 15, 2008 are not permitted to open new accounts.

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You can buy shares of each Fund in several ways:

Through a financial adviser. Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds. Your financial adviser may charge you for these services. Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Through a broker-dealer. You may purchase shares of the Funds through a broker-dealer that has been approved by the Distributor which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transactions. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV.

Directly from the Fund. Loomis Sayles Funds must receive your purchase request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV.

You can purchase shares directly from each Fund in several ways:

By mail. You can buy shares of each Fund by submitting a completed application form, which is available online at www.loomissayles.com or by calling Loomis Sayles Funds at 800-633-3330, for along with a check payable to Loomis Sayles Funds for the amount of your purchase to:

Regular Mail:	Overnight Mail:
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

After your account has been established, you may send subsequent investments directly to Loomis Sayles Funds at the above addresses. Please include either the investment slip from your account statement or a letter specifying the Fund name, your account number and your name, address and telephone number.

By wire. You also may wire subsequent investments by using the following wire instructions. Your bank may charge a fee for transmitting funds by wire.

State Street Bank and Trust Company

ABA No. 011000028

DDA 9904-622-9

(Your account number)

(Your name)

(Name of Fund)

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By telephone. If you established the electronic transfer privilege on your new account, you can make subsequent investments by calling Loomis Sayles Funds at 800-633-3330. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining an Account Options Form through your financial adviser, by calling Loomis Sayles Funds at 800-633-3330 or by visiting www.loomissayles.com.

By exchange. You may purchase shares of a Fund by exchange of shares of another Fund by sending a signed letter of instruction to Loomis Sayles Funds, by calling Loomis Sayles Funds at 800-633-3330 or by accessing your account online at www.loomissayles.com.

By internet. If you have established a Personal Identification Number (PIN) and you have established the electronic transfer privilege, you can make subsequent investments through your online account at www.loomissayles.com. If you have not established a PIN but you have established the electronic transfer privilege from www.loomissayles.com, click on “Account Access” then click on the appropriate user type and then follow the instructions.

Through systematic investing. You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. If you did not establish the electronic transfer privilege on your application, you may add the privilege by obtaining an Account Options Form through your financial adviser, by calling Loomis Sayles Funds at 800-633-3330 or by visiting www.loomissayles.com.

Each Fund sells its shares at the NAV next calculated after the Fund receives a properly completed investment order. The Fund generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund’s NAV on that day.

Subject to the approval of the Fund, an investor may purchase Institutional Class shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. These transactions will be effected only if Loomis Sayles deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Funds reserve the right to amend or terminate this practice at any time.

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All purchases made by check should be in U.S. dollars and made payable to Loomis Sayles Funds. Third party checks, starter checks and credit card convenience checks will not be accepted. When you make an investment by check or by periodic account investment, you will not be permitted to redeem that investment until the check has cleared or the shares have been in your account for 15 days.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See “Restrictions on Buying, Selling and Exchanging Shares” below. Except as otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

Each Fund is required by federal regulations to obtain personal information from you and to use that information to verify your identity. A Fund may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity is not verified.

The following table shows the investment minimum for each class of shares of each Fund.

Fund	Minimum Initial Investment
Loomis Sayles Small Cap Growth Fund	Retail - $2,500
Loomis Sayles Small Cap Value Fund	Institutional - $100,000
Retail - $2,500
Admin - No Minimum

Each Fund’s shares (except Admin Class shares) may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (“IRA”) with a Fund, you may obtain retirement plan forms available online at www.loomissayles.com, or by calling Loomis Sayles Funds at 800-633-3330. Admin Class shares are intended primarily for qualified retirement plans held in an omnibus fashion and are not available for purchase by individual investors.

Each subsequent investment must be at least $50. Loomis Sayles Funds reserves the right to waive these minimums in its sole discretion, including for certain retirement plans whose accounts are held on the books of the Funds’ transfer agent in an omnibus fashion. At the discretion of Loomis Sayles, employees and clients of Loomis Sayles, and their respective family members, may purchase shares of the funds offered through this prospectus below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors may also purchase shares of the Funds below the stated minimums.

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In our continuing effort to reduce your Fund’s expenses and amount of mail that you receive from Loomis Sayles Funds, we will mail only a single copy of prospectuses, proxy statements and financial reports to your household. Additional copies may be obtained by calling 800-633-3330.

This program will continue in effect unless you notify us that you do not want to participate in this combined mailing program. If you wish to receive separate mailings for each Fund you own in the future, please call us at the telephone number above or mail your written request to Loomis Sayles, P.O. Box 219594, Kansas City, MO 64121-9594 and we will resume separate mailings within 30 days.

Small Account Policy. In order to address the relatively higher costs of servicing smaller fund positions, each Fund may assess, on an annual basis, a minimum balance fee of $20 on accounts that fall below $500. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The minimum balance fee does not apply to directly registered accounts that (i) make monthly purchases through systematic investing or (ii) are retirement accounts. If your Fund account falls below $50 the Fund may redeem your remaining shares and send the proceeds to you. Accounts associated with defined contribution plans are excepted from the minimum balance fee and liquidation.

How To Redeem Shares

You can redeem shares of each Fund any day the NYSE is open either through your financial advisor or directly from the Fund. Shares purchased by check are redeemable, although each Fund may withhold payment until the purchase check has cleared. If you are redeeming shares that you purchased within the past 15 days by check, telephone ACH or online ACH, your redemption will be delayed until the shares have been in your account for 15 days.

Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

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Redemptions through your financial adviser. Your adviser must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV (less any applicable charges). Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles Funds on a timely basis and may charge you for his or her services.

Redemptions through your broker-dealer. You may redeem shares of the Funds through a broker-dealer that has been approved by the Distributor, which can be contacted at 399 Boylston Street, Boston, MA 02116. Your broker-dealer may charge you a fee for effecting such transaction. Your broker-dealer must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV (less any applicable charges). Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order.

Redemptions directly from the Funds. Loomis Sayles Funds must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV (less any applicable charges). Your redemptions generally will be sent to you via first class mail within three business days after your request is received in good order, although it may take longer.

You may make redemptions directly from each Fund in several ways:

By mail. Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed to the following address:

Regular Mail:	Overnight Mail:
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

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All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

By exchange. You may sell some or all of your shares of a Fund and use the proceeds to buy shares of another Loomis Sayles Fund by sending a letter of instruction to Loomis Sayles Funds, calling Loomis Sayles Funds at 800-633-3330 or exchanging online at www.loomissayles.com.

By internet. If you have established a Personal Identification Number (PIN), and you have established the electronic transfer privilege, you can redeem shares through your online account at www.loomissayles.com. If you have not established a PIN, but you have established the electronic transfer privilege, click on “Account Access” at www.loomissayles.com, click on the appropriate user type, and then follow the instructions.

By telephone. You may redeem shares by calling Loomis Sayles Funds at 800-633-3330. Proceeds from telephone redemption requests can be wired to your bank account, sent electronically by ACH to your bank account or sent by check in the name of the registered owner(s) to the record address. A wire fee will be deducted from your proceeds. Your bank may charge you a fee to receive the wire.

Retirement shares may not be redeemed by telephone. Please call Loomis Sayles Funds at 800-633-3330 for an IRA Distribution Form, or download the form online at www.loomissayles.com.

The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

The maximum value of shares that you may redeem by telephone or internet is $100,000. For your protection, telephone or internet redemption requests will not be permitted if Loomis Sayles Funds has been notified of an address change or bank account information change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Loomis Sayles Funds will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

Systematic Withdrawal Plan. If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-633-3330 for more information or to set up a systematic withdrawal plan or visit www.loomissayles.com to obtain an Account Options Form.

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By Wire. Before Loomis Sayles Funds can wire redemption proceeds to your bank account, you must provide specific wire instructions to Loomis Sayles Funds in writing. A wire fee will be deducted from the proceeds of each wire.

By ACH. For ACH redemptions, proceeds (less any applicable redemption fee) will generally arrive at your bank within three business days.

Medallion Signature Guarantee. You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a medallion signature guarantee for the following types of redemptions:

•	If you are redeeming shares worth more than $50,000.

•	If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the address of record.

•	If the account registration or bank account information has changed within the past 30 days.

•	If you are instructing us to send the proceeds by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. Please note that a notary public cannot provide a medallion signature guarantee. This signature guarantee requirement may be waived by Loomis Sayles Funds in certain cases.

How To Exchange Shares

You may exchange Retail Class shares of your Fund offered through this prospectus, subject to investment minimums, for Retail Class shares of any Loomis Sayles Fund that offers Retail Class shares without paying a sales charge, if any, or for Class A shares of Natixis Cash Management Trust, a money market fund that is advised by Natixis Advisors, an affiliate of Loomis Sayles. You may exchange Admin Class shares of your Fund offered through this prospectus, subject to investment minimums, for Admin Class shares of any Loomis Sayles Fund that offers Admin Class shares without paying a sales charge or for Class A shares of Natixis Cash Management Trust. You may exchange Institutional Class shares of your Fund, subject to investment minimums, for Institutional Class shares of any Loomis Sayles Fund that offers Institutional Class shares, for Class Y shares of any Natixis Fund that offers Class Y shares or for Class A shares of Natixis Cash Management Trust. All exchanges are subject to any restrictions described in the applicable Funds’ prospectuses.

You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details.

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The value of Fund shares that you wish to exchange must meet the investment minimum requirements of the new fund.

You may make an exchange by sending a signed letter of instruction, through your online account at www.loomissayles.com, or by telephone unless you have elected on your account application to decline telephone exchange privileges.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

A 2% redemption fee may apply to exchanges of shares within 60 days of their acquisition. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Conversion Rights

In certain limited circumstances, you may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund or convert Institutional Class shares of your Fund to Retail Class shares of the same Fund. The value of shares that you wish to convert must meet at least the investment minimum requirements of the new Class. The conversion from one class of shares to another will be based on the respective net asset values of the separate classes on the trade date for the conversion. You will not be charged any redemption fee or exchange fee as a result of the exchange. A conversion between share classes of the same fund is a nontaxable event to the shareholder.

You may convert Retail Class shares of your Fund to Institutional Class shares of the same Fund if you have accumulated shares with a net asset value greater than or equal to the minimum investment amount for Institutional Class shares of that same Fund. You may convert from Institutional Class shares to Retail Class shares only if the investment option or program through which you invest no longer permits the use of Institutional Class shares in that option or program or if you otherwise are no longer able to participate in Institutional Class shares. A conversion into a class of shares is subject to the purchase restrictions of such Class as described in the Fund’s prospectus (see “How to Purchase Shares”).

In order to convert shares, you must complete the Cross Share Exchange Form and return it to Loomis Sayles Funds at the following address:

Regular Mail:	Overnight Mail:
Loomis Sayles Funds	Loomis Sayles Funds
P.O. Box 219594	330 West 9th Street
Kansas City, MO 64121-9594	Kansas City, MO 64105-1514

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You can obtain the form by calling 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com. All requests for conversions (including requests for accounts traded through the National Securities Clearing Corporation) must be provided on the Cross Share Exchange Form.

Restrictions On Buying and Selling Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund’s portfolio, and increasing brokerage and administrative costs. A Fund investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. Each Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Funds’ Board of Trustees has adopted the following policies to address and discourage such trading.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem their shares by submitting a redemption request as described above under “How to Redeem Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into the Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with each Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding are not exclusive lists of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. A Fund may choose to rely on a financial

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intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the applicable Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If each Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of each Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of each Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive,

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short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain Funds also seek to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given time period. See the section “Redemption Fees” for more information.

Redemption Fees. Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, any class shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder’s redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The “first-in, first-out” (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Funds currently do not impose a redemption fee on a redemption of:

•	shares acquired by reinvestment of dividends or distributions of a Fund; or

•	shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

•	shares redeemed as part of a systematic withdrawal plan; or

•	shares redeemed due to the death or disability of the shareholder; or

•	shares redeemed by a Fund due to the shareholder’s failure to satisfy the Fund’s minimum balance policy or in connection with the merger or liquidation of the Fund; or

•

shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan.

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•

shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause a Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under ERISA.

The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Funds may modify or eliminate these waivers at any time. In addition, the Funds may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of a Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Funds generally do not apply redemption fees at the omnibus account level. Instead, the Funds look to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Funds. There are no assurances that a Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.

Dividends and Distributions

It is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each Fund generally declares and pays such dividends annually. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Funds and as permitted by applicable law. The trustees may change the frequency with which each Fund declares or pays dividends.

You may choose to:

•	Reinvest all distributions in additional shares.

•	Have checks sent to the address of record for the amount of distribution or have the distribution transferred through ACH to a bank of your choice.

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If you do not select an option when you open your account, all distributions will be reinvested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any non-U.S., state, or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over, net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, REITs and derivatives is generally not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under “TAXES.”

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or

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her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from such a plan.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholders held the shares for more than one year, and as shot-term gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. Each Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities or foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, derivatives and REITs may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to liquidate investments, including times when it may not be advantageous to do so, in order to satisfy its distribution requirements.

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Non-U.S. Shareholders. Capital Gain Dividends generally will not be subject to withholding. Dividends, other than Capital Gain Dividends, paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Funds.

You should consult your tax adviser for more information on your own tax situation, including possible federal, state, local, foreign or other applicable taxes.

financial highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [    ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

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financial highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations				Less Distributions
	Net asset value, beginning of the period	Net investment income(c)(d)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Small Cap Growth Fund
Institutional Class
9/30/2008
9/30/2007	$12.00	$(0.06	)(f)	$3.93	$3.87	$—	$—	$—
9/30/2006	11.08	(0.08)		0.99	0.91	—	—	—
9/30/2005	8.96	(0.08)		2.20	2.12	—	—	—
9/30/2004	8.59	(0.09)		0.46	0.37	—	—	—
Retail Class
9/30/2008
9/30/2007	$11.71	$(0.09	)(f)	$3.83	$3.74	$—	$—	$—
9/30/2006	10.84	(0.11)		0.97	0.86	—	—	—
9/30/2005	8.78	(0.11)		2.17	2.06	—	—	—
9/30/2004	8.45	(0.11)		0.44	0.33	—	—	—
Small Cap Value Fund
Institutional Class
9/30/2008
9/30/2007	$27.69	$0.12	(f)(g)	$4.29	$4.41	$(0.17)	$(3.16)	$(3.33)
9/30/2006	27.43	0.13		2.70	2.83	(0.15)	(2.42)	(2.57)
9/30/2005	25.75	0.13		4.22	4.35	(0.02)	(2.65)	(2.67)
9/30/2004	21.34	0.04		4.97	5.01	(0.05)	(0.55)	(0.60)
Retail Class
9/30/2008
9/30/2007	$27.46	$0.04	(f)(g)	$4.28	$4.32	$(0.10)	$(3.16)	$(3.26)
9/30/2006	27.23	0.06		2.67	2.73	(0.08)	(2.42)	(2.50)
9/30/2005	25.62	0.06		4.20	4.26	—	(2.65)	(2.65)
9/30/2004	21.25	(0.02)		4.95	4.93	(0.01)	(0.55)	(0.56)
Admin Class
9/30/2008
9/30/2007	$27.14	$(0.03	)(f)(g)	$4.22	$4.19	$(0.04)	$(3.16)	$(3.20)
9/30/2006	26.94	(0.01)		2.65	2.64	(0.02)	(2.42)	(2.44)
9/30/2005	25.43	(0.00)		4.16	4.16	—	(2.65)	(2.65)
9/30/2004	21.13	(0.08)		4.93	4.85	—	(0.55)	(0.55)

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				Ratios to Average Net Assets
Redemption fees(d)	Net asset value, end of the period	Total return(%)(a)	Net assets, end of the period (000’s)	Net expenses(%)(b)		Gross expenses(%)		Net investment Income (loss)(%)	Portfolio Turnover rate(%)

$0.00	$15.87	32.3	$28,088	1.00		1.23		(0.47)	83
0.01	12.00	8.3	20,414	1.00		1.38		(0.69)	100
0.00	11.08	23.7	15,785	1.00		1.70		(0.85)	227
0.00	8.96	4.3	15,867	1.00		1.31		(0.95)	217

$0.00	$15.45	31.9	$20,924	1.25		1.50		(0.66)	83
0.01	11.71	8.0	2,981	1.25		1.92		(0.94)	100
0.00	10.84	23.5	3,592	1.25		1.87		(1.14)	227
0.00	8.78	3.9	14,589	1.25		1.52		(1.19)	217

$0.00	$28.77	17.0	$534,776	0.89		0.89		0.43	57
0.00	27.69	11.2	442,714	0.89	(e)	0.89	(e)	0.47	62
0.00	27.43	18.0	403,110	0.90		0.93		0.48	59
0.00	25.75	23.8	346,356	0.90		0.93		0.16	70

$0.00	$28.52	16.7	$465,055	1.15		1.24		0.15	57
0.00	27.46	10.9	291,690	1.15		1.20		0.21	62
0.00	27.23	17.7	235,948	1.15		1.20		0.24	59
0.00	25.62	23.5	173,411	1.15		1.18		(0.08)	70

$0.00	$28.13	16.4	$76,783	1.40		1.56		(0.10)	57
0.00	27.14	10.6	64,367	1.40		1.46		(0.04)	62
0.00	26.94	17.4	67,505	1.40		1.43		(0.01)	59
0.00	25.43	23.3	62,680	1.40		1.43		(0.33)	70

(a)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

(b)

The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

(c)	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d)	Amount rounds to less than $0.01 per share, if applicable.

(e)	Includes expense recapture of 0.02%.

(f)	Includes a non-recurring payment of $0.01 per share and $0.00 per share for Small Cap Growth Fund and Small Cap Value Fund, respectively.

(g)	Includes a non-recurring special dividend of $0.05 per share in which the source of the dividend has not been determined by the issuer.

43

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports

Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual reports or their SAIs, or to make shareholder inquiries generally, contact your financial representative, or Loomis Sayles at 800-633-3330. The Funds’ annual and semiannual reports and SAI are available on the Funds’ website at www.loomissayles.com.

Information about the Funds, including their reports and SAIs, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAIs are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its website at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P. Attn: Director of Compliance, 399 Boylston Street - 12th Floor, Boston, MA 02116 or call us at 617-449-2828.

P.O. Box 219594

Kansas City, MO 64121-9594

800-633-3330

www.loomissayles.com

Loomis Sayles Funds I File No. 811-08282 Loomis Sayles Funds II File No. 811-06241	M-LSEF51-0208

Natixis Equity Funds
Prospectus | February 1, 2009

Loomis Sayles Global Markets Fund

Loomis Sayles Growth Fund

Loomis Sayles Mid Cap Growth Fund

Loomis Sayles Research Fund

Loomis Sayles Value Fund

Advised by Loomis, Sayles and Company, L.P.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Funds, please refer to the section “More About Risk.” This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Natixis Equity Funds                           Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Global Markets Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Daniel J. Fuss, Warren Koontz, David Rolley, Mark B. Baribeau

Ticker Symbol:	Class A	Class C
	LGMAX	LGMCX

Investment Goal

The Fund’s investment goal is high total investment return through a combination of capital appreciation and current income. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity and fixed-income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. Loomis Sayles’ Global Asset Allocation Group allocates the Fund’s assets among the following four sectors:

•	Domestic equities

•	International equities

•	Domestic fixed income securities

•	International fixed income securities

In deciding how to allocate the Fund’s assets among these sectors, Loomis Sayles’ Global Asset Allocation Group attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. Loomis Sayles also looks for companies that appear to be undervalued relative to the intrinsic value of the companies’ assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes. Loomis Sayles may hedge currency risk for the Fund (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The Fund may also:

•	Engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivatives.

•	Invest in collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts (“REITs”) and Rule 144A securities.

•	Invest in mortgage-related securities

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Natixis Equity Funds             1            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Allocation risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Fund may, but is not required to, hedge its exposure to foreign currencies (including “cross hedging” between two or more foreign currencies), and may invest in foreign currencies as an asset class.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities

Natixis Equity Funds             2            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

(commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

REITs risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of several broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class A shares, for each of the last ten calendar years.† The returns for Class C shares differ from the Class A shares shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge or redemption fee that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Natixis Equity Funds             3            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

†	The returns shown in the table above for periods prior to February 1, 2006 reflect the results of the Fund’s Institutional Class shares which were converted to Class Y shares on February 1, 2006. For periods prior to the inception of Class A shares (February 1, 2006), performance shown for Class A shares has been based on prior Institutional Class performance, restated to reflect the higher expenses of the Fund’s Class A shares. The restatement of the Fund’s performance to reflect Class A expenses is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements in effect on February 1, 2006.

The table below shows how average annual total returns for the Class A and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Morgan Stanley Capital International World Index (“MSCI World”), an index that measures global developed market equity performance, and the Citigroup World Government Bond Index (“Citigroup WGBI” and together with the MSCI World, the “Indices”), an index that measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The Indices are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund’s performance to broad-based market indices. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sale of Fund shares. The Indices’ returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Global Markets Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sales of Fund Shares*	[	]%	[	]%	[	]%
Class C – Returns Before Taxes	[	]%	[	]%	[	]%
MSCI World**	[	]%	[	]%	[	]%
Citigroup WGBI**	[	]%	[	]%	[	]%

†	The returns shown in the table above for periods prior to February 1, 2006 reflect the results of the Fund’s Institutional Class shares which were converted to Class Y shares on February 1, 2006. For periods before the inception of Class A and Class C shares (February 1, 2006), performance shown for Class A and Class C shares has been based on prior Institutional Class performance, restated to reflect the higher expenses and sales loads of the Fund’s Class A and Class C shares, respectively. The restatement of the Fund’s performance to reflect Class A and Class C expenses is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements in effect on February 1, 2006.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

**	The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             4            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Growth Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Mark B. Baribeau, Pamela N. Czekanski and Richard D. Skaggs

Ticker Symbol:	Class A	Class B	Class C
	LGRRX	LGRBX	LGRCX

Investment Goal

The Fund’s investment goal is long-term growth of capital. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles generally seeks to identify well-managed companies that it believes have a leading position within their industry. Loomis Sayles then targets those companies that it believes have the potential for strong revenue growth, accelerating earnings growth, and rising profit margins.

Loomis Sayles typically does not consider current income when making buy/sell decisions. Instead, Loomis Sayles looks for companies that it believes have dynamic earnings growth and prospects for high levels of profitability, sustainable competitive advantages driven by proprietary products or technologies, and solid management whose interests are aligned with those of the company’s shareholders.

The Fund typically buys stocks of companies that Loomis Sayles believes are undervalued relative to future growth prospects. The Fund typically sells a stock when Loomis Sayles believes the company’s expected earnings or competitive situation no longer meet Loomis Sayles’ expectations.

The Fund may also:

•	Invest any portion of its assets in equity securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities.

•

Engage in foreign currency transactions and options. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in Rule 144A securities.

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Natixis Equity Funds             5            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class A shares, for each of the last ten calendar years.† The returns for Class B and Class C shares differ from the Class A shares shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge or redemption fee that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Natixis Equity Funds             6            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

†	The returns shown above for Class A shares for periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. For periods prior to the inception of Retail Class shares (November 30, 2001), performance shown for Class A shares has been based on performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the Fund’s performance to reflect Class A expenses is based on the net expenses of this class after taking into effect the Fund’s expense cap arrangements in effect on September 12, 2003.

The table below shows how average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Growth Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Returns Before Taxes	[	]%	[	]%	[	]%
Class C – Returns Before Taxes	[	]%	[	]%	[	]%
Russell 1000 Growth Index**	[	]%	[	]%	[	]%

†	The returns shown above for Class A for periods prior to September 15, 2003 reflect the results of the Fund’s Retail Class shares, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. For periods prior to the inception of Class B and Class C shares
(September 12, 2003), performance shown for Class B and Class C shares has been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund’s Class B and Class C shares, respectively. The restatement of the Fund’s performance to reflect Class A, Class B, and Class C expenses is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements in effect on September 12, 2003.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             7            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Mid Cap Growth Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Manager:	Philip C. Fine

Ticker Symbol:	Class A	Class C
	LAGRX	[ ]

Investment Goal

The Fund’s investment objective is long-term capital growth from investments in common stocks or similar securities. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index. In accordance with applicable Securities and Exchange Commission (the “SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund may invest the rest of its assets in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities. The Fund may engage in foreign currency transactions, options and futures transactions, and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Fund also may invest in securities offered in the secondary markets or in initial public offerings, real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the

Natixis Equity Funds             8            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

REITs risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may

Natixis Equity Funds             9            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s total returns for Class A shares for each of the last ten calendar years.† The Fund’s Retail Class shares were redesignated as Class A shares on February 1, 2009. Class C shares were not outstanding during the periods shown. The returns for Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge or redemption fee that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return. The Fund (formerly, Loomis Sayles Aggressive Growth Fund) changed its name and revised its investment strategies on February 1, 2007. The Fund’s performance may have been different had the current investment strategies been in place for all of the periods shown.

†	The returns shown above for Class A shares reflect the results of Retail Class shares of the Fund, which converted to Class A shares on February 1, 2009. The prior Retail Class performance has been restated to reflect expenses of Class A shares. The restatement of the Fund’s performance to reflect Class A expenses is based on the net expenses of this class after taking into effect the Fund’s expense cap arrangements in effect on February 1, 2009.

The table below shows how the average annual total returns for the Class A and Class C shares of the Fund (before and after taxes for Class A shares) for the one-year, five-year and ten-year periods compare to those of the Russell Midcap Growth Index, an unmanaged, market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. Class A returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sale of Fund shares. The Russell Midcap Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares.

Natixis Equity Funds             10            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Mid Cap Growth Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class C – Returns Before Taxes	[	]%	[	]%	[	]%
Russell Midcap Growth Index**	[	]%	[	]%	[	]%

†	The returns shown above for Class A reflect the results of the Fund’s Retail Class shares, which were converted to Class A shares on February 1, 2009. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. Performance shown for Class C shares has been based on prior Retail Class performance, restated to reflect the expenses and sales loads of the Fund’s Class C shares. The restatement of the Fund’s performance to reflect Class A and Class C expenses and sales charges is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements in effect on February 1, 2009.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             11            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Research Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Maureen G. Depp and Brian James

Ticker Symbol:	Class A	Class B	Class C
	LSRRX	LSCBX	LSCCX

Investment Goal

The Fund seeks to provide long-term growth of capital. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but may invest in companies of any size.

Loomis Sayles’ industry research analysts, who are grouped in teams representing the sectors of the Standard & Poor’s 500 Index (the “S&P 500 Index”), meet by team to recommend which securities to buy and sell. The teams meet regularly to compare fundamental trends across the various industries in the sectors and use this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price, or when a more attractive opportunity is found. Loomis Sayles uses a research-driven, company-by-company approach to identify stocks for the Fund, and invests without regard to the “growth” or “value” aspects of the Fund’s overall portfolio. The Fund allocates its assets across sectors in weightings that are relatively similar to the S&P 500 Index.

The Fund may also:

•	Invest any portion of its assets in equity securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities.

•

Engage in foreign currency transactions, options and futures transactions, and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in Rule 144A securities.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder.

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

For temporary defensive purposes, hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Natixis Equity Funds             12            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Investments in other investment companies risk: The Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Natixis Equity Funds             13            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class A shares for each calendar year since its first full year of operations.† The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge or redemption fee that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

†	The returns shown above for Class A shares for periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods prior to the inception of Retail Class shares (November 30, 2001), performance shown for Class A shares has been based on performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. The restatement of the Fund’s performance to reflect Class A expenses is based on the net expenses of this class after taking into effect the Fund’s expense cap arrangements in effect on September 12, 2003.

The table below shows how average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and since-inception periods compare to those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), an unmanaged index of U.S. common stock performance. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Since Fund Inception (7/31/00)
Loomis Sayles Research Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Returns Before Taxes	[	]%	[	]%	[	]%
Class C – Returns Before Taxes	[	]%	[	]%	[	]%
S&P 500 Index**	[	]%	[	]%	[	]%

Natixis Equity Funds             14            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

†	The returns shown above for Class A shares for periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect the higher expenses and sales loads of Class A shares. For periods prior to the inception of Retail Class shares (November 30, 2001), performance shown for Class A shares has been based on performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. For periods before the inception of Class B and Class C shares (September 12, 2003) performance shown for Class B and Class C shares has been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund’s Class B and Class C shares, respectively. The restatement of the Fund’s performance to reflect Class A, Class B, and Class C expenses is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements in effect on September 12, 2003.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes. The returns for the index are calculated from August 1, 2000.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             15            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Value Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Arthur Barry, James L. Carroll and Warren N. Koontz

Ticker Symbol:	Class A	Class B	Class C
	LSVRX	LSVBX	LSCVX

Investment Goal

The Fund’s investment objective is long-term growth of capital and income. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects.

The Fund’s investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles’ estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund’s holdings among various sectors of the economy.

The Fund may also:

•	invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities

•	invest in options, real estate investment trusts (“REITs”) and Rule 144A securities

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of

Natixis Equity Funds             16            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

REITs risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Natixis Equity Funds             17            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years.† The Fund’s Retail Class shares commenced operations on June 30, 2006 and were redesignated as Class A shares on June 1, 2007. Class B and Class C shares were not outstanding during the periods shown. The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge or redemption fee that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

†	The returns shown above for Class A shares for periods prior to June 1, 2007 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on June 1, 2007. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods prior to the inception of Retail Class shares on June 30, 2006, performance shown for Class A shares has been based on performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. The restatement of the Fund’s performance to reflect Class A expenses is based on the net expenses of this class after taking into effect the Fund’s expense cap arrangements in effect on June 1, 2007.

The table below shows how average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect on a class by class basis expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Value Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Returns Before Taxes	[	]%	[	]%	[	]%
Class C – Returns Before Taxes	[	]%	[	]%	[	]%
Russell 1000 Value Index**	[	]%	[	]%	[	]%

†	The returns shown above for Class A shares for periods prior to June 1, 2007 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on June 1, 2007. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. For periods before the inception of Retail Class shares (June 30, 2006), performance shown for Class A has been based on performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. For periods before the inception of Class B and Class C shares (June 1, 2007) performance shown for Class B and Class C shares has been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund’s Class B and Class C shares, respectively. The restatement of the Fund’s performance to reflect Class A, Class B, and Class C expenses is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements in effect on June 1, 2007.
*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as

Natixis Equity Funds             18            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

529 plans, or individual retirement accounts. The returns are shown for only one class of the Fund. After tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

**	The returns of the index do not reflect a reduction for fees, expenses, or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             19            Prospectus – February 1, 2009

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)

	Loomis Sayles Global Markets Fund Loomis Sayles Mid Cap Growth Fund				Loomis Sayles Growth Fund Loomis Sayles Research Fund Loomis Sayles Value Fund
	Class A		Class C		Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1,2]	5.75%		None		5.75%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[2]		[3]	1.00%			[3]	5.00%		1.00%
Redemption fees	None	*	None	*	None	*	None	*	None	*

1	A reduced sales charge on Class A shares applies in some cases. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
2	Does not apply to reinvested distributions.
3	A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Loomis Sayles Global Markets Fund[1]				Loomis Sayles Growth Fund[2]						Loomis Sayles Mid Cap Growth Fund[3]
	Class A		Class C		Class A		Class B		Class C		Class A		Class C
Management fees	0.75%		0.75%		0.50%		0.50%		0.50%		0.75%		0.75%
Distribution and/or service (12b-1) fees*	0.25%		1.00	%*	0.25%		1.00	%*	1.00	%*	0.25%		1.00	%*
Other expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total annual fund operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Less: Fee Reduction and/or expense reimbursement	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Net Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Natixis Equity Funds             20            Prospectus – February 1, 2009

FUND FEES & EXPENSES

	Loomis Sayles Research Fund[4]						Loomis Sayles Value Fund[5]
	Class A		Class B		Class C		Class A		Class B		Class C
Management fees	0.50%		0.50%		0.50%		0.50%		0.50%		0.50%
Distribution and/or service (12b-1) fees*	0.25%		1.00	%*	1.00	%*	0.25%		1.00	%*	1.00	%*
Other expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total annual fund operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Less: Fee Reduction and/or expense reimbursement	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Net Expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%	[ ]	%

*	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority (“FINRA”).
1	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Global Markets Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.25% and 2.00% of the Fund’s average daily net assets for Class A and Class C shares, respectively. This undertaking is in effect through [January 31, 2010] and will be reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
2	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Growth Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.25%, 2.00% and 2.00% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through [January 31, 2010] and will be reevaluated on an annual basis.
3	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Mid Cap Growth Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.25% and 2.00% of the Fund’s average daily net assets for Class A and Class C shares, respectively. This undertaking is in effect through [January 31, 2010] and will be reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
4	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Research Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.25%, 2.00% and 2.00% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through [January 31, 2010] and will be reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
5	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Value Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.10%, 1.85% and 1.85% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through [January 31, 2010] and will be reevaluated on an annual basis. Without this undertaking, expenses for Class B and Class C shares would have been higher.

Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

Natixis Equity Funds             21            Prospectus – February 1, 2009

FUND FEES & EXPENSES

Example

This example*, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain the same; and

•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Loomis Sayles Global Markets Fund									Loomis Sayles Growth Fund
	Class A			Class C						Class A			Class B						Class C
				(1)			(2)						(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

	Loomis Sayles Mid Cap Growth Fund									Loomis Sayles Research Fund
	Class A			Class C						Class A			Class B						Class C
				(1)			(2)						(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Loomis Sayles Value Fund
	Class A			Class B						Class C
				(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

1	Assumes redemption at end of period.
2	Assumes no redemption at end of period.

*	The Examples do not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The examples are based on the Net Expenses shown above for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining periods. Loomis Sayles Growth Fund shares and Loomis Sayles Value Fund Class A shares are based on Total Annual Fund Operating Expenses for the entire period.
**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that

Natixis Equity Funds             22            Prospectus – February 1, 2009

FUND FEES & EXPENSES

includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Natixis Equity Funds             23            Prospectus – February 1, 2009

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk

The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment-grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Information Risk

The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO’s, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk

The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk

The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value a Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate, or index. Examples of derivatives include options, futures, swap transactions (including credit default swaps) and structured notes. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Natixis Equity Funds             24            Prospectus – February 1, 2009

MORE ABOUT RISK

Political Risk

The risk of losses directly attributable to government or political actions.

Prepayment Risk

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk

These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

Management Team

Meet the Funds’ Investment Adviser

The Natixis Funds family (as defined below) currently includes 25 mutual funds. The Natixis Funds family had combined assets of $24.3 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund (each a “Fund” and together the “Funds”), which, along with the Natixis Income Funds, Natixis Diversified Portfolios, Loomis Sayles Strategic Income Fund, Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), Gateway Fund, ASG Global Alternatives Fund and Delafield Select Fund constitute the “Natixis Funds.”

Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $[        ] billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2008, as a percentage of each Fund’s average daily net assets, were [    .    ]% for Loomis Sayles Global Markets Fund (after reduction), [    .    ]% for Loomis Sayles Growth Fund, [    .    ]% for Loomis Sayles Mid Cap Growth Fund, [    .    ]% for Loomis Sayles Research Fund (after reduction) and [    .    ]% for Loomis Sayles Value Fund.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contract is available in each Fund’s annual report for the fiscal year ended September 30, 2008.

Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Natixis Equity Funds             25            Prospectus – February 1, 2009

MANAGEMENT TEAM

Securities Lending. Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Except where noted each portfolio manager has been employed by Loomis Sayles for at least five years.

Mark B. Baribeau — Mark B. Baribeau has co-managed the Loomis Sayles Growth Fund since 1999 and co-managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Markets Fund since 2004. Mr. Baribeau, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1989. He received an M.A. from the University of Maryland and a B.A. from the University of Vermont. He holds the designation of Chartered Financial Analyst and has over [22] years of investment experience.

Natixis Equity Funds             26            Prospectus – February 1, 2009

MANAGEMENT TEAM

Arthur Barry — Arthur Barry has co-managed the Loomis Sayles Value Fund since July 2005. Mr. Barry, Vice President of Loomis Sayles, began his investment career in 1994 and joined the firm in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and Portfolio manager at State Street Research & Management Company from November 2003 to January 2005 and Senior Portfolio Manager at INVESCO Capital Management from April 2001 to May 2003. Mr. Barry received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University. He holds the designation of Chartered Financial Analyst and has over [13] years of investment management experience.

James L. Carroll — James L. Carroll has co-managed the Loomis Sayles Value Fund since November 2002. Mr. Carroll, Vice President of Loomis Sayles, began his investment career in 1974 and joined the firm in 1996. Mr. Carroll received a B.A. and an M.B.A. from Wayne State University. He holds the designation of Chartered Financial Analyst and has over [33] years of investment experience.

Pamela N. Czekanski — Pamela N. Czekanski has co-managed the Loomis Sayles Growth Fund since 2000. Ms. Czekanski, Vice President of Loomis Sayles, began her investment career in 1982 and joined Loomis Sayles in 1995. Ms. Czekanski received a B.A. from Middlebury College. She holds the designation of Chartered Financial Analyst and has over [25] years of investment experience.

Maureen G. Depp — Maureen G. Depp has co-managed the Loomis Sayles Research Fund and co-led the equity research analyst teams that provide investment idea generation and buy and sell recommendations for the Research Fund since July 2005. Ms. Depp, Vice President and co-director of Equity Research of Loomis Sayles, began her investment career in 1976 and joined Loomis Sayles in 2004. From 1998 to 2004, she was an Assistant Director and then a Managing Director of Research at State Street Research & Management Company. Ms. Depp received a B.S. from St. John’s University and an M.B.A. from the University of Rhode Island. She holds the designation of Chartered Financial Analyst and has over [31] years of investment experience.

Philip C. Fine — Philip C. Fine has served as portfolio manager of the Loomis Sayles Mid Cap Growth Fund since February 1999. Mr. Fine, Vice President of Loomis Sayles, began his investment career in 1988 and joined Loomis Sayles in 1996. Mr. Fine holds the designation of Chartered Financial Analyst. He received an A.B. and a Ph.D. from Harvard University and has over [19] years of investment experience.

Daniel J. Fuss — Daniel J. Fuss has managed the domestic fixed income securities sector of the Loomis Sayles Global Markets Fund since its inception in 1996. Mr. Fuss, Vice Chairman, Director and Managing Partner of Loomis Sayles, began his investment career in 1958 and joined Loomis Sayles in 1976. He received a B.S. and an M.B.A. from Marquette University. Mr. Fuss has over [49] years of investment experience.

Brian S. James — Brian S. James has co-managed the Loomis Sayles Research Fund and co-led the equity research analyst teams that provide investment idea generation and buy and sell recommendations for the Research Fund since July 2005. Mr. James, Vice President and co-director of Equity Research of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1998. He received a B.A. from Hampshire College, an M.P.P. from Harvard University School of Government and an M.B.A. from Harvard University School of Business. Mr. James holds the designation of Chartered Financial Analyst and has over [27] years of investment experience.

Warren N. Koontz — Warren N. Koontz has managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Markets Fund since 2004 and co-managed the Loomis Sayles Value Fund since June 2000. Mr. Koontz, Vice President of Loomis Sayles, began his investment career in 1984 and joined Loomis Sayles in 1995. Mr. Koontz received a B.S. and an M.B.A. from The Ohio State University. He holds the designation of Chartered Financial Analyst and has over [24] years of investment experience.

David W. Rolley — David W. Rolley has managed the international fixed income securities sector of the Loomis Sayles Global Markets Fund since 2000. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. He received a B.A. from Occidental College and studied graduate economics at the University of Pennsylvania. Mr. Rolley has over [27] years of investment experience.

Richard D. Skaggs — Richard D. Skaggs has co-managed the Loomis Sayles Growth Fund since 2000. Mr. Skaggs, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1994. Mr. Skaggs received a B.S. and an M.S.M. from Oakland University. He holds the designation of Chartered Financial Analyst and has over [22] years of investment experience.

Natixis Equity Funds             27            Prospectus – February 1, 2009

MANAGEMENT TEAM

Please see the Funds’ SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Choosing a Share Class

Each Fund offers Class A and Class C shares to the public. No new accounts may be opened and no additional investments may be made in Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

•

Investors who were Retail Class shareholders of the Loomis Sayles Growth and Loomis Sayles Research Funds as of September 12, 2003, Loomis Sayles Value Fund as of June 1, 2007, Loomis Sayles Mid Cap Growth Fund as of February 1, 2009 and who were not subject to applicable sales charges may purchase additional Class A shares of a Natixis Fund without the imposition of a sales charge.

Class B Shares

•	No new accounts may be opened and no additional investments may be made in Class B shares.

•	Class B shares pay higher expenses than Class A shares.

•	You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section “How Sales Charges Are Calculated.”

•	Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a charge on redemptions if you sell your shares within one year of purchase.

•	Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you will pay higher expenses than shareholders of other classes.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund’s expenses, see the section “Fund Fees & Expenses” in this Prospectus.

Certificates

Certificates will not be issued for any class of shares.

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FUND SERVICES

How Sales Charges are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

	Class A Sales Charges**
Your Investment	As a % of offering price	As a % of your investment
Less than $ 50,000	5.75%	6.10%
$ 50,000 – $99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund’s website at www.funds.natixis.com (click on “sales charges” at the bottom of the home page) or in the Funds’ SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.

•

Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Natixis Equity Funds             29            Prospectus – February 1, 2009

FUND SERVICES

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund (without paying a front end sales charge) to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class B Shares

No new accounts may be opened and no additional investments may be made in Class B shares. There is a CDSC on shares that are sold within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3rd and 4th years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:

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FUND SERVICES

Class B Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	5.00%
2nd	4.00%
3rd	3.00%
4th	3.00%
5th	2.00%
6th	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in net asset value above the purchase price; or

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Natixis Equity Funds             31            Prospectus – February 1, 2009

FUND SERVICES

Exchanges into Shares of the Money Market Fund

If you exchange Class B or Class C shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated.” Each class of Fund shares offered in this prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund’s Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees and service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

The Distributor, the Funds’ adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

Natixis Equity Funds             32            Prospectus – February 1, 2009

FUND SERVICES

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50	*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
For SIMPLE IRA** and 403(b)(7) plans using Natixis Funds’ prototype document	$0	$0

*	Shareholders with accounts participating in Natixis Funds’ Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.

**	Effective January 1, 1997, the SIMPLE IRA became available replacing Salary Reduction Simplified Employee Pension (“SARSEP”) plans. SARSEP plans established prior to January 1, 1997, are subject to the same minimums as SIMPLE IRAs. As of October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

In its discretion, each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans, are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Funds.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum, and that directly registered accounts will be assessed a fee rather than liquidated.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

Natixis Equity Funds             33            Prospectus – February 1, 2009

FUND SERVICES

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Natixis Equity Funds             34            Prospectus – February 1, 2009

FUND SERVICES

Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail

•         Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•         Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•         Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•         Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•         Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•         Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

By Wire	• Opening an account by wire is not available.	• Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application.	• Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

• Ask your bank or credit union whether it is a member of the ACH system.

•         If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•         Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•         Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your application.

•         Ask your bank or credit union whether it is a member of the ACH system.

•         If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•         See the section “Additional Investor Services.”

Natixis Equity Funds             35            Prospectus – February 1, 2009

FUND SERVICES

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•      Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•      The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•      Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•      Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•      Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

•      Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

•      Complete the “Bank Information” section on your account application.

•      Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•      Proceeds (less any applicable CDSC) will generally be wired on the next business day. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•      Ask your bank or credit union whether it is a member of the ACH system.

•      Complete the “Bank Information” section on your account application.

•      If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•      Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.

•      Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•      Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds less any applicable CDSC by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•      Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•      Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

Natixis Equity Funds             36            Prospectus – February 1, 2009

FUND SERVICES

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative, or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a Fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient

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management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder

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which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain Funds also seek to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section “Redemption Fees” for more information.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

•         When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•         During an emergency as permitted by the SEC.

•         During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Total market value of securities + Cash and other assets – Liabilities
Net Asset Value =
Number of outstanding shares

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The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

1 Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.

•	Futures — current settlement price.

•	Forward foreign currency contracts — interpolated prices determined from information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

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FUND SERVICES

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The Funds generally declare and pay dividends annually. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital loss and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

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For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under “Taxes.”

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the dividends are declared, rather than the calendar year in which the dividends are received.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain of loss if the shareholder held the shares for one year of less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. A deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

Each Fund’s investments in certain debt obligations or REITs may cause that Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital Gains Dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Backup Withholding. Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

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FUND SERVICES

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Web Site

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Retail Class shares of the Loomis Sayles Value Fund and

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FINANCIAL PERFORMANCE

Loomis Sayles Mid Cap Growth Fund were redesignated as Class A shares on June 1, 2007 and February 1, 2009, respectively. Class C shares of the Loomis Sayles Mid Cap Growth Fund are newly formed and were not offered during the periods shown. This information has been audited by [            ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:									Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income			Distributions from net realized capital gains			Total distributions			Redemption fees[d]
GLOBAL MARKETS FUND
Class A
9/30/2008	$	[ ]		$	[ ]		$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
9/30/2007		12.49			0.20			3.39			3.59			(0.25)			—			(0.25)			0.00
9/30/2006*		12.71			0.12			(0.34)			(0.22)			—			—			—			—
Class C
9/30/2008		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
9/30/2007		12.43			0.10			3.36			3.46			(0.19)			—			(0.19)			0.00
9/30/2006*		12.71			0.06			(0.34)			(0.28)			—			—			—			—

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FINANCIAL PERFORMANCE

						Ratios to average net assets:
Net asset value, end of period	Total return(%)[a,e]		Net assets, end of period (000’s)			Net expenses(%)[b,f]		Gross expenses(%)[f]		Net investment income(%)[f]		Portfolio turnover rate(%)
$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
15.83	29.1			28,927		1.25		1.37		1.44		78
12.49	(1.7)			10,438		1.25		1.56		1.52		103
[ ]	[	]		[	]	[	]	[	]	[	]	[	]
15.70	28.0			60,179		2.00		2.11		0.69		78
12.43	(2.1)			20,228		2.00		2.32		0.78		103

*	From commencement of Class operations on February 1, 2006 through September 30, 2006.

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Amount rounds to less than $ 0.01 per share, if applicable.

e	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

f	Annualized for periods less than one year, if applicable.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c,d]		Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income			Distributions from net realized capital gains			Total distributions
GROWTH FUND
Class A
9/30/2008	$	[ ]		$	[ ]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
9/30/2007		$5.84			$(0.03)		$1.20			$1.17			$—			$—			$—
9/30/2006		6.03			0.00		(0.19)			(0.19)			—			—			—
9/30/2005		4.98			(0.02)		1.07			1.05			—			—			—
9/30/2004		4.41			(0.03)		0.60			0.57			—			—			—
Class B
9/30/2008		[	]		[ ]		[	]		[	]		[	]		[	]		[	]
9/30/2007		5.70			(0.07)		1.16			1.09			—			—			—
9/30/2006		5.94			(0.05)		(0.19)			(0.24)			—			—			—
9/30/2005		4.94			(0.06)		1.06			1.00			—			—			—
9/30/2004		4.41			(0.07)		0.60			0.53			—			—			—
Class C
9/30/2008		[	]		[ ]		[	]		[	]		[	]		[	]		[	]
9/30/2007		5.71			(0.08)		1.17			1.09			—			—			—
9/30/2006		5.94			(0.04)		(0.19)			(0.23)			—			—			—
9/30/2005		4.94			(0.06)		1.06			1.00			—			—			—
9/30/2004		4.41			(0.06)		0.59			0.53			—			—			—

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FINANCIAL PERFORMANCE

							Ratios to average net assets:
Net asset value, end of period		Total return(%)[a,c]		Net assets, end of period (000’s)			Net expenses(%)[d]		Gross expenses(%)[f]		Net investment income (loss)(%)	Portfolio turnover rate(%)
$	[ ]	[	]	$	[	]	[	]	[	]	[ ]	[	]
	$7.01	20.0	[e]		$228,629		1.14	[h]	1.14	[h]	(0.49)	134
	5.84	(3.2)[e]			225,729		1.10		1.17		(0.03)	174
	6.03	21.1	[e]		51,248		1.10		1.60		(0.38)	164
	4.98	12.9	[e]		14,072		1.10		1.70		(0.58)	171
	[ ]	[	]		[	]	[	]	[	]	[ ]	[	]
	6.79	19.1	[e]		28,258		1.85	[h]	1.85	[h]	(1.20)	134
	5.70	(4.0)[e]			32,160		1.95		2.11		(0.85)	174
	5.94	20.2	[e]		38,538		1.85		2.33		(1.14)	164
	4.94	12.0	[e]		12,532		1.85		2.45		(1.33)	171
	[ ]	[	]		[	]	[	]	[	]	[ ]	[	]
	6.80	19.1	[e]		39,157		1.88		1.88		(1.23)	134
	5.71	(3.9)[e]			43,415		1.85		1.95		(0.76)	174
	5.94	20.2	[e]		25,734		1.85		2.35		(1.10)	164
	4.94	12.0	[e]		6,826		1.85		2.45		(1.30)	171

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Amount rounds to less than $0.01 per share, if applicable.

e	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

f	A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

g	Annualized for periods less than one year, if applicable.

h	Includes expense recapture of 0.01% and 0.08% for Class A and Class B, shares, respectively.

Natixis Equity Funds             49            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations									Less Distributions
	Net asset value, beginning of the period			Net investment income(c)			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income			Distributions from net realized capital gains			Total distributions
MID CAP GROWTH FUND
Class A*
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
9/30/2007		19.69			(0.16	)(d)		7.31			7.15			—			—			—
9/30/2006		18.63			(0.15)			1.21			1.06			—			—			—
9/30/2005		15.20			(0.14)			3.70			3.56			(0.13)			—			(0.13)
9/30/2004		13.46			(0.16)			1.90			1.74			—			—			—

Natixis Equity Funds             50            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

						Ratios to Average Net Assets
Net asset value, end of the period	Total return(%)(a)		Net assets, end of the period (000’s)			Net expenses(%)(b)		Gross expenses(%)		Net investment income (loss)(%)	Portfolio turnover rate(%)
$[ ]	[	]	$	[	]	[	]	[	]	[ ]	[	]
26.84	36.3			30,654		1.25		1.43		(0.71)	194
19.69	5.7			26,668		1.25		1.52		(0.72)	211
18.63	23.6			25,802		1.25		1.50		(0.85)	280
15.20	12.9			25,382		1.25		1.42		(1.10)	284

*	Prior to the close of business on February 1, 2009, the Fund offered Retail Class shares, which were redesignated as Class A shares on that date.

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Includes a non-recurring payment of $0.02 per share.

Natixis Equity Funds             51            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c,d]		Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income[d]		Distributions from net realized capital gains		Total distributions[d]
RESEARCH FUND
Class A
9/30/2008	$	[	]	$	[ ]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]
9/30/2007		9.42			0.02		1.53			1.55			(0.07)		(1.13)		(1.20)
9/30/2006		9.22			0.05		0.64			0.69			(0.03)		(0.46)		(0.49)
9/30/2005		7.79			0.00		1.43			1.43			0.00		—		0.00
9/30/2004		6.90			0.01		0.90			0.91			(0.02)		—		(0.02)
Class B
9/30/2008		[	]		[ ]		[	]		[	]		[ ]		[ ]		[ ]
9/30/2007		9.25			(0.05)		1.50			1.45			(0.01)		(1.13)		(1.14)
9/30/2006		9.10			(0.02)		0.63			0.61			—		(0.46)		(0.46)
9/30/2005		7.73			(0.06)		1.43			1.37			0.00		—		0.00
9/30/2004		6.90			(0.05)		0.90			0.85			(0.02)		—		(0.02)
Class C
9/30/2008		[	]		[ ]		[	]		[	]		[ ]		[ ]		[ ]
9/30/2007		9.22			(0.05)		1.50			1.45			(0.02)		(1.13)		(1.15)
9/30/2006		9.08			(0.02)		0.63			0.61			(0.01)		(0.46)		(0.47)
9/30/2005		7.73			(0.07)		1.42			1.35			0.00		—		0.00
9/30/2004		6.90			(0.05)		0.88			0.83			—		—		—

Natixis Equity Funds             52            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

								Ratios to average net assets:
Net asset value, end of period			Total return(%)[a]		Net assets, end of period (000’s)			Net expenses(%)[b,g]		Gross expenses(%)[g]		Net investment income (loss)(%)[g]	Portfolio turnover rate(%)
$	[	]	[	]	$	[	]	[	]	[	]	[ ]	[	]
	9.77		18.0	[e]		1,198		1.25		1.50		0.22	148
	9.42		7.7	[e]		1,331		1.25		1.68		0.56	143
	9.22		18.4	[e]		344		1.25		34.73		0.03	133
	7.79		13.2	[e]		106		1.21		39.85		0.07	151
	[	]	[	]		[	]	[	]	[	]	[ ]	[	]
	9.56		17.1	[e]		356		2.00		2.31		(0.51)	148
	9.25		6.9	[e]		331		2.00		2.33		(0.19)	143
	9.10		17.8	[e]		210		2.00		41.40		(0.71)	133
	7.73		12.3	[e]		57		2.00		40.60		(0.71)	151
	[	]	[	]		[	]	[	]	[	]	[ ]	[	]
	9.52		17.2	[e]		1,164		2.00		2.29		(0.54)	148
	9.22		6.9	[e]		1,198		2.00		2.37		(0.18)	143
	9.08		17.5	[e]		140		2.00		37.60		(0.76)	133
	7.73		12.0	[e]		3		2.00		40.60		(0.59)	151

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Amount rounds to less than $0.01 per share, if applicable.

e	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

f	A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

g	Annualized for periods less than one year, if applicable.

Natixis Equity Funds             53            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of period			Income (Loss) from Investment Operations:									Less Distributions:
				Net investment income (loss)[c,d]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income			Distributions from net realized capital gains			Total distributions
VALUE FUND
Class A*
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
9/30/2007		21.04			0.19			3.27			3.46			(0.13)			(0.91)			(1.04)
9/30/2006**		19.69			0.02			1.33			1.35			—			—			—
Class B
9/30/2008		[	]		[	]		[	]		[	]		[	]		[	]		[	]
9/30/2007***		24.00			0.00			(0.54)			(0.54)			—			—			—
Class C
9/30/2008		[	]		[	]		[	]		[	]		[	]		[	]		[	]
9/30/2007***		24.00			0.01			(0.55)			(0.54)			—			—			—

Natixis Equity Funds             54            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

Net asset value, end of period	Total return(%)[a,g]		Net assets, end of period (000’s)			Ratios to average net assets:						Portfolio turnover rate(%)
						Net expenses(%)[b,f]		Gross expenses(%)[f]		Net investment income (loss)(%)[f]
$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
23.46	16.9			17,500		1.09	[e]	1.09	[e]	0.79		41
21.04	6.9			466		1.10		8.65		0.42		36
[ ]	[	]		[	]	[	]	[	]	[	]	[	]
23.46	(2.3)			108		1.85		1.89		0.03		41
[ ]	[	]		[	]	[	]	[	]	[	]	[	]
23.46	(2.3)			1,390		1.85		1.94		0.10		41

*	Prior to the close of business on June 1, 2007, the Fund offered Retail Class shares, which were redesignated as Class A shares on that date.

**	From commencement of Class operations on June 30, 2006 through September 30, 2006.

***	From commencement of Class operations on June 1, 2007 through September 30, 2007.

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Amount rounds to less than $ 0.01 per share, if applicable.

e	Includes expense recapture of 0.02%.

f	Annualized for periods less than one year, if applicable

g	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

Natixis Equity Funds             55            Prospectus – February 1, 2009

Glossary of Terms

Capital gain distributions — Payments to a Fund’s shareholders of net profits earned from selling securities in a Fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Rating Service, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Income distributions — Payments to a Fund’s shareholders resulting from the net interest or dividend income earned by a Fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A Fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Swap agreements — Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional

Natixis Equity Funds             56            Prospectus – February 1, 2009

GLOSSARY OF TERMS

investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

Target price — Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year’s time, for instance.

Technical analysis — The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Total return — The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity — The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

Natixis Equity Funds             57            Prospectus – February 1, 2009

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual report (when available for the Loomis Sayles International Bond Fund) or their SAIs, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

Investment Company Act File No. 811-06241

XL51-0208

Natixis Equity Funds
Prospectus | February 1, 2009	Class Y

Loomis Sayles Global Markets Fund

Loomis Sayles Growth Fund

Loomis Sayles Mid Cap Growth Fund

Loomis Sayles Research Fund

Loomis Sayles Value Fund

Advised by Loomis, Sayles and Company, L.P.

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Funds, please refer to the section “More About Risk.” This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Natixis Equity Funds                           Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Global Markets Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Daniel J. Fuss, Warren Koontz, David Rolley, Mark B. Baribeau

Ticker Symbol:	Class Y
LSWWX

Investment Goal

The Fund’s investment goal is high total investment return through a combination of capital appreciation and current income. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity and fixed-income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. Loomis Sayles’ Global Asset Allocation Group allocates the Fund’s assets among the following four sectors:

•	Domestic equities

•	International equities

•	Domestic fixed income securities

•	International fixed income securities

In deciding how to allocate the Fund’s assets among these sectors, Loomis Sayles’ Global Asset Allocation Group attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to their current value. Loomis Sayles also looks for companies that appear to be undervalued relative to the intrinsic value of the companies’ assets or cash flows.

In deciding which domestic and international fixed-income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes. Loomis Sayles may hedge currency risk for the Fund (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

The Fund may also:

•	Engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps) and other derivative transactions.

•	Invest in collateralized mortgage obligations, zero-coupon securities, when-issued securities, real estate investment trusts (“REITs”) and Rule 144A securities.

•	Invest in mortgage-related securities.

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses such defensive strategies and thus may not achieve its investment goal.

Natixis Equity Funds             1            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Allocation risk: The Fund’s investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Fund may, but is not required to, hedge its exposure to foreign currencies (including “cross hedging” between two or more foreign currencies), and may invest in foreign currencies as an asset class.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities

Natixis Equity Funds             2            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

(commonly known as “junk bonds”) may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

REITs risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Natixis Equity Funds             3            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The bar chart shows the Fund’s total returns for Class Y shares for each calendar year since inception.† The returns shown in the bar chart below reflect the results of the Fund’s Institutional Class shares, which were redesignated as Class Y shares on February 1, 2006. The Class Y expenses did not change as a result of this redesignation.

The table below shows how average annual total returns for the Fund’s Class Y shares (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Morgan Stanley Capital International World Index (“MSCI World”), an index that measures global developed market equity performance and the Citigroup World Government Bond Index (“Citigroup WGBI” and together with the MSCI World, the “Indices”), an index that measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The Indices are unmanaged, have no operating costs, and are included in the table to facilitate your comparison of the Fund’s performance to broad-based market indices. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sale of Fund shares. The Indices’ returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Global Markets Fund
Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares*	[	]%	[	]%	[	]%
MSCI World**	[	]%	[	]%	[	]%
Citigroup WGBI**	[	]%	[	]%	[	]%

†	The returns shown in the table above for periods prior to February 1, 2006 reflect the results of the Fund’s Institutional Class shares, which were redesignated as Class Y shares on February 1, 2006. The Class Y expenses did not change as a result of the redesignation.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distributions or even the Return Before Taxes.

**	The returns of each Index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             4            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Growth Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Mark B. Baribeau, Pamela N. Czekanski and Richard D. Skaggs

Ticker Symbol:	Class Y
LSGRX

Investment Goal

The Fund’s investment goal is long-term growth of capital. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles generally seeks to identify well-managed companies that it believes have a leading position within their industry. Loomis Sayles then targets those companies that it believes have the potential for strong revenue growth, accelerating earnings growth, and rising profit margins.

Loomis Sayles typically does not consider current income when making buy/sell decisions. Instead, Loomis Sayles looks for companies that it believes have dynamic earnings growth and prospects for high levels of profitability, sustainable competitive advantages driven by proprietary products or technologies, and solid management whose interests are aligned with those of the company’s shareholders.

The Fund typically buys stocks of companies that Loomis Sayles believes are undervalued relative to future growth prospects. The Fund typically sells a stock when Loomis Sayles believes the company’s expected earnings or competitive situation no longer meet Loomis Sayles’ expectations.

The Fund may also:

•	Invest any portion of its assets in equity securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities.

•

Engage in foreign currency transactions and options. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in Rule 144A securities.

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Natixis Equity Funds             5            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Natixis Equity Funds             6            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The bar chart shows the Fund’s total returns for Class Y shares for each of the last ten calendar years.†

†	The returns shown in the bar chart above for periods prior to September 15, 2003 reflect the results of the Fund’s Institutional Class shares, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund’s expense cap arrangements at the time of the conversion.

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Growth Index, an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Growth Fund
Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Russell 1000 Growth Index**	[	]%	[	]%	[	]%

†	The returns shown in the table above for periods prior to September 15, 2003 reflect the results of the Fund’s Institutional Class shares, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the Class after taking into effect the Fund’s expense cap arrangements at the time of the conversion.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             7            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Mid Cap Growth Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Manager:	Philip C. Fine

Ticker Symbol:	Class Y
LSAIX

Investment Goal

The Fund’s investment objective is long-term capital growth from investments in common stocks or similar securities. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index. In accordance with applicable Securities and Exchange Commission (the “SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund may invest the rest of its assets in companies of any size.

In deciding which securities to buy and sell, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) seeks to identify companies that it believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities. The Fund may engage in foreign currency transactions, options and futures transactions, and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Fund also may invest in securities offered in the secondary markets or in initial public offerings real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the

Natixis Equity Funds             8            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

REITs risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may

Natixis Equity Funds             9            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s total returns for Class Y shares for each of the last ten calendar years.† The Fund’s Institutional Class shares were redesignated as Class Y shares on February 1, 2009. The Fund (formerly, Loomis Sayles Aggressive Growth Fund) changed its name and revised its investment strategies on February 1, 2007. The Fund’s performance may have been different had the current investment strategies been in place for all of the periods shown.

†	The returns shown above for Class Y shares for periods prior to February 1, 2009 reflect the results of Institutional Class shares of the Fund, which converted to Class Y shares on February 1, 2009. The prior Institutional Class performance has been restated to reflect expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of this class after taking into effect the Fund’s expense cap arrangements in effect on February 1, 2009.

The table below shows how the average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year, and ten-year periods compare to those of the Russell Midcap Growth Index, an unmanaged, market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect its expenses on a class-by-class basis. Class Y returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sale of Fund shares. The Russell Midcap Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund shares.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Mid Cap Growth Fund
Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Russell Midcap Growth Index**	[	]%	[	]%	[	]%

†	The returns shown above reflect the results of the Fund’s Institutional Class shares, which were converted to Class Y shares on February 1, 2009. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to

Natixis Equity Funds             10            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund’s expense cap arrangements in effect on February 1, 2009. The Class Y expenses did not change as a result of the redesignation.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             11            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Research Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Maureen G. Depp and Brian James

Ticker Symbol:	Class Y
LISRX

Investment Goal

The Fund seeks to provide long-term growth of capital. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants. The Fund focuses on stocks of large capitalization companies, but may invest in companies of any size.

Loomis Sayles’ industry research analysts, who are grouped in teams representing the sectors of the Standard & Poor’s 500 Index (the “S&P 500 Index”), meet by team to recommend which securities to buy and sell. The teams meet regularly to compare fundamental trends across the various industries in the sectors and use this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price, or when a more attractive opportunity is found. Loomis Sayles uses a research-driven, company-by-company approach to identify stocks for the Fund, and invests without regard to the “growth” or “value” aspects of the Fund’s overall portfolio. The Fund allocates its assets across sectors in weightings that are relatively similar to the S&P 500 Index.

The Fund may also:

•	Invest any portion of its assets in equity securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities.

•

Engage in foreign currency transactions, options and futures transactions, and securities lending. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in Rule 144A securities.

•	Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and the rules thereunder.

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return.

For temporary defensive purposes, hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Natixis Equity Funds             12            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Investments in other investment companies risk: The Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Natixis Equity Funds             13            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class Y shares for each calendar year since its first full year of operations.†

†	The returns shown in the bar chart above for periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund’s expense cap arrangements at the time of the conversion.

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and since-inception periods compare to those of the Standard & Poor’s 500 Index ( the “S&P 500 Index”), an unmanaged index of U.S. common stock performance. You may not invest directly in an index. The Fund’s total returns reflect expenses of the Fund’s Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The S&P 500 Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Since Fund Inception (7/31/00)
Loomis Sayles Research Fund
Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
S&P 500 Index**	[	]%	[	]%	[	]%

†	The returns shown in the table above for periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund’s expense cap arrangements in effect on September 12, 2003.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Natixis Equity Funds             14            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

**	The returns of the index do not reflect a deduction for fees, expenses or taxes. The returns for the index are calculated from August 1, 2000.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             15            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Value Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Arthur Barry, James L. Carroll, Warren N. Koontz

Ticker Symbol:	Class Y
LSGIX

Investment Goal

The Fund’s investment objective is long-term growth of capital and income. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks, convertible securities, and warrants.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that it believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund’s investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles seeks to identify companies that it believes are, among other things, attractively valued based on Loomis Sayles’ estimate of intrinsic value. Loomis Sayles generally seeks to find value by selecting individual stocks that it believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund’s holdings among various sectors of the economy.

The Fund may also:

•	invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities

•	invest in options, real estate investment trusts (“REITs”) and Rule 144A securities

As a temporary defensive measure, the Fund may hold any portion of its assets in cash and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in initial public offerings (“IPOs”) tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of

Natixis Equity Funds             16            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

publicly available information and trading history. This may impact the Fund’s performance and result in higher portfolio turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporation, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

REITs risk: The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Furthermore, the real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are particularly sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter) compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Natixis Equity Funds             17            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The bar chart below shows the Fund’s total returns for Class Y shares for each of the last ten calendar years.†

†	The returns shown in the bar chart above for periods prior to June 1, 2007 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on June 1, 2007. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund’s expense cap arrangements at the time of the conversion.

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You may not invest directly in an index. The Fund’s total returns reflect expenses. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Russell 1000 Value Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Value Fund
Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Russell 1000 Value Index**	[	]%	[	]%	[	]%

†	The returns shown in the bar chart and table reflect the results of the Fund’s Institutional Class shares, which were redesignated as Class Y shares on June 1, 2007. The Class Y expenses did not change as a result of the redesignation.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Equity Funds             18            Prospectus – February 1, 2009

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)

All Funds
Class Y
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees	None	*

*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 overnight delivery. These fees are subject to change.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Loomis Sayles Global Markets Fund[1]		Loomis Sayles Growth Fund[2]		Loomis Sayles Mid Cap Growth Fund[3]		Loomis Sayles Research Fund[4]		Loomis Sayles Value Fund[5]
	Class Y		Class Y		Class Y		Class Y		Class Y
Management fees	0.75%		0.50%		0.75%		0.50%		0.50%
Other expenses	[	]%	[	]%	[	]%	[	]%	[	]%
Total annual fund operating expenses	[	]%	[	]%	[	]%	[	]%	[	]%
Fee reduction and/or expense reimbursement	[	]%	[	]%	[	]%	[	]%	[	]%
Net expenses	[	]%	[	]%	[	]%	[	]%	[	]%

1	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Global Markets Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.00% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through [January 31, 2010] and will be reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

2	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Growth Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through [January 31, 2010] and is reevaluated on an annual basis.

3	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Mid Cap Growth Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.00% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through [January 31, 2010] and is reevaluated on an annual basis.

4	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Research Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through [January 31, 2010] and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

5	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Value Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Funds Fees and Expenses, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through [January 31, 2010] and is reevaluated on an annual basis.

Natixis Equity Funds             19            Prospectus – February 1, 2009

FUND FEES & EXPENSES

Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

Example

This example*, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain the same; and

•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Loomis Sayles Global Markets Fund			Loomis Sayles Growth Fund			Loomis Sayles Mid Cap Growth Fund			Loomis Sayles Research Fund			Loomis Sayles Value Fund
	Class Y			Class Y			Class Y			Class Y			Class Y
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

*	The examples are based on the Net Expenses for the one-year period and on the Total Annual Fund Operating Expenses for the remaining years, except for the Loomis Sayles Growth Fund and Loomis Sayles Value Fund which are based on Total Annual Fund Operating Expenses for the entire period.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Natixis Equity Funds             20            Prospectus – February 1, 2009

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk

The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment-grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Information Risk

The risk that key information about a security is inaccurate or unavailable. Securities issued in initial public offerings, or IPO’s, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk

The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk

The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value a Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate, or index. Examples of derivatives include options, futures, swap transactions (including credit default swaps) and structured notes. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Natixis Equity Funds             21            Prospectus – February 1, 2009

MORE ABOUT RISK

Political Risk

The risk of losses directly attributable to government or political actions.

Prepayment Risk

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk

These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

Management Team

Meet the Funds’ Investment Adviser

The Natixis Funds family (as defined below) currently includes 25 mutual funds. The Natixis Funds family had combined assets of $24.3 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Class Y shares of Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund (each a “Fund” and together the “Funds”), which, along with the Natixis Income Funds, Natixis Diversified Portfolios, Loomis Sayles Strategic Income Fund, Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), Gateway Fund, ASG Global Alternatives Fund and Delafield Select Fund constitute the “Natixis Funds.”

Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $[            ] billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2008, as a percentage of each Fund’s average daily net assets, were [    .    ]% for Loomis Sayles Global Markets Fund (after reduction), [    .    ]% for Loomis Sayles Growth Fund, [    .    ]% for Loomis Sayles Mid Cap Growth Fund, [    .    ]% for Loomis Sayles Research Fund (after reduction) and [    .    ]% for Loomis Sayles Value Fund.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory contract is available in each Fund’s annual report for the fiscal year ended September 30, 2008.

Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US or Loomis Sayles. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

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MANAGEMENT TEAM

Securities Lending. Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below. Except where noted each portfolio manager has been employed by Loomis Sayles for at least five years.

Mark B. Baribeau — Mark B. Baribeau has co-managed the Loomis Sayles Growth Fund since 1999 and co-managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Markets Fund since 2004. Mr. Baribeau, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1989. He received an M.A. from the University of Maryland and a B.A. from the University of Vermont. He holds the designation of Chartered Financial Analyst and has over [22] years of investment experience.

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MANAGEMENT TEAM

Arthur Barry — Arthur Barry has co-managed the Loomis Sayles Value Fund since July 2005. Mr. Barry, Vice President of Loomis Sayles, began his investment career in 1994 and joined the firm in 2005. Prior to joining Loomis Sayles, Mr. Barry was a Senior Vice President and Portfolio manager at State Street Research & Management Company from November 2003 to January 2005 and Senior Portfolio Manager at INVESCO Capital Management from April 2001 to May 2003. Mr. Barry received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University. He holds the designation of Chartered Financial Analyst and has over [13] years of investment management experience.

James L. Carroll — James L. Carroll has co-managed the Loomis Sayles Value Fund since November 2002. Mr. Carroll, Vice President of Loomis Sayles, began his investment career in 1974 and joined the firm in 1996. Mr. Carroll received a B.A. and an M.B.A. from Wayne State University. He holds the designation of Chartered Financial Analyst and has over [33] years of investment experience.

Pamela N. Czekanski — Pamela N. Czekanski has co-managed the Loomis Sayles Growth Fund since 2000. Ms. Czekanski, Vice President of Loomis Sayles, began her investment career in 1982 and joined Loomis Sayles in 1995. Ms. Czekanski received a B.A. from Middlebury College. She holds the designation of Chartered Financial Analyst and has over [25] years of investment experience.

Maureen G. Depp — Maureen G. Depp has co-managed the Loomis Sayles Research Fund and co-led the equity research analyst teams that provide investment idea generation and buy and sell recommendations for the Research Fund since July 2005. Ms. Depp, Vice President and co-director of Equity Research of Loomis Sayles, began her investment career in 1976 and joined Loomis Sayles in 2004. From 1998 to 2004, she was an Assistant Director and then a Managing Director of Research at State Street Research & Management Company. Ms. Depp received a B.S. from St. John’s University and an M.B.A. from the University of Rhode Island. She holds the designation of Chartered Financial Analyst and has over [31] years of investment experience.

Philip C. Fine — Philip C. Fine has served as portfolio manager of the Loomis Sayles Mid Cap Growth Fund since February 1999. Mr. Fine, Vice President of Loomis Sayles, began his investment career in 1988 and joined Loomis Sayles in 1996. Mr. Fine holds the designation of Chartered Financial Analyst. He received an A.B. and a Ph.D. from Harvard University and has over [19] years of investment experience.

Daniel J. Fuss — Daniel J. Fuss has managed the domestic fixed income securities sector of the Loomis Sayles Global Markets Fund since its inception in 1996. Mr. Fuss, Vice Chairman, Director and Managing Partner of Loomis Sayles, began his investment career in 1958 and joined Loomis Sayles in 1976. He received a B.S. and an M.B.A. from Marquette University. Mr. Fuss has over [49] years of investment experience.

Brian S. James — Brian S. James has co-managed the Loomis Sayles Research Fund and co-led the equity research analyst teams that provide investment idea generation and buy and sell recommendations for the Research Fund since July 2005. Mr. James, Vice President and co-director of Equity Research of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1998. He received a B.A. from Hampshire College, an M.P.P. from Harvard University School of Government and an M.B.A. from Harvard University School of Business. Mr. James holds the designation of Chartered Financial Analyst and has over [27] years of investment experience.

Warren N. Koontz — Warren N. Koontz has managed the domestic equity securities sector and international equity securities sector of the Loomis Sayles Global Markets Fund since 2004 and co-managed the Loomis Sayles Value Fund since June 2000. Mr. Koontz, Vice President of Loomis Sayles, began his investment career in 1984 and joined Loomis Sayles in 1995. Mr. Koontz received a B.S. and an M.B.A. from The Ohio State University. He holds the designation of Chartered Financial Analyst and has over [24] years of investment experience.

David W. Rolley — David W. Rolley has managed the international fixed income securities sector of the Loomis Sayles Global Markets Fund since 2000. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. He received a B.A. from Occidental College and studied graduate economics at the University of Pennsylvania. Mr. Rolley has over [27] years of investment experience.

Richard D. Skaggs — Richard D. Skaggs has co-managed the Loomis Sayles Growth Fund since 2000. Mr. Skaggs, Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 1994. Mr. Skaggs received a B.S. and an M.S.M. from Oakland University. He holds the designation of Chartered Financial Analyst and has over [22] years of investment experience.

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MANAGEMENT TEAM

Please see the Funds’ SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

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Fund Services

Compensation to Securities Dealers

The Distributor, the Funds’ adviser and their respective affiliates will, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive

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FUND SERVICES

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Funds may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Funds as set forth above.

•

Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties, and they should contact such parties regarding information regarding such fees.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may also purchase Class Y shares of the Funds below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

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FUND SERVICES

Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail

•      Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•      Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•      Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•      Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•      Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•      Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.

By Wire

•      Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121- 9579.

•      Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

•      Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

•      Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•      Call Natixis Funds at 800-225-5478 to add shares to your account through ACH.

•      If you have not signed up for the ACH system, please call Natixis Funds for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•      Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•      Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your application.

•      Ask your bank or credit union whether it is a member of the ACH system.

•      If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•      See the section “Additional Investor Services.”

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FUND SERVICES

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•      Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•      The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•      Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•      Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•      Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

•      Call Natixis Funds to request an exchange.

By Wire

•      Complete the “Bank Information” section on your account application.

•      Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•      Proceeds will generally be wired on the next business day. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•      Ask your bank or credit union whether it is a member of the ACH system.

•      Complete the “Bank Information” section on your account application.

•      If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•      Call Natixis Funds to request an ACH redemption.

•      Proceeds will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•      Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds less any applicable CDSC by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•      Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•      Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

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FUND SERVICES

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative, or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for at least the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

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FUND SERVICES

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the

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FUND SERVICES

omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Certain Funds also seek to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section “Redemption Fees” for more information.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

• During an emergency as permitted by the SEC.

• During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner.

• With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

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FUND SERVICES

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value=	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.

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FUND SERVICES

•	Futures — current settlement price.

•	Forward foreign currency contracts — interpolated prices determined from information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. The Funds generally declare and pay dividends annually. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value unless you select one of the following alternatives:

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund, or in Class Y shares of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital loss and that are properly designated by the Fund as capital gain dividends

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FUND SERVICES

(“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under “Taxes.”

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the dividends are declared, rather than the calendar year in which the dividends are received.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain of loss if the shareholder held the shares for one year of less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. A deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

Each Fund’s investments in certain debt obligations or REITs may cause that Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital Gains Dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Backup Withholding. Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Funds certain information and certifications or

Natixis Equity Funds             35            Prospectus – February 1, 2009

FUND SERVICES

the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Institutional Class shares of the Loomis Sayles Value Fund and Loomis Sayles Mid Cap Growth Fund were redesignated as Class Y shares on June 1, 2007 and February 1, 2009, respectively. This information has been audited by [            ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Natixis Equity Funds             36            Prospectus – February 1, 2009

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:									Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Distributions from net realized capital gains			Total distributions		Redemption fees[d]
GLOBAL MARKETS FUND
Class Y*
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[	]
9/30/2007		12.51			0.24			3.39			3.63			(0.27)		—			(0.27)		0.00
9/30/2006		11.84			0.19			0.64			0.83			(0.16)		—			(0.16)		0.00
9/30/2005		10.19			0.19			1.73			1.92			(0.27)		—			(0.27)		0.00
9/30/2004		9.32			0.25			0.96			1.21			(0.34)		—			(0.34)		—

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FINANCIAL PERFORMANCE

						Ratios to average net assets:
Net asset value, end of period	Total return(%)[a]		Net assets, end of period (000’s)			Net expenses(%)[b]		Gross expenses(%)		Net investment income(%)		Portfolio turnover rate(%)
$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
15.87	29.4			80,824		1.00		1.02		1.70		78
12.51	7.1			58,650		1.00		1.19		1.58		103
11.84	19.1			47,712		1.00		1.46		1.72		78
10.19	13.2			17,274		1.00		1.87		2.55		69

*	Prior to the close of business on February 1, 2006, the Fund offered Institutional Class shares, which were redesignated as Class Y shares on that date.

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Amount rounds to less than $0.01 per share, if applicable.

Natixis Equity Funds             39            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:									Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c,d]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income			Distributions from net realized capital gains			Total distributions
GROWTH FUND
Class Y
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
9/30/2007		6.08			0.00			1.24			1.24			—			—			—
9/30/2006		6.26			0.02			(0.20)			(0.18)			—			—			—
9/30/2005		5.15			0.00			1.11			1.11			—			—			—
9/30/2004		4.55			(0.02)			0.62			0.60			—			—			—

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FINANCIAL PERFORMANCE

						Ratios to average net assets:
Net asset value, end of period	Total return(%)[a]		Net assets, end of period (000’s)			Net expenses(%)[b]		Gross expenses(%)		Net investment income (loss)(%)	Portfolio turnover rate(%)
$[ ]	[	]	$	[	]	[	]	[	]	[ ]	[	]
7.32	20.4			124,663		0.67		0.67		(0.02)	134
6.08	(2.9)			121,478		0.80	[e]	0.80	[e]	0.31	174
6.26	21.6			95,534		0.85		0.97		(0.05)	164
5.15	13.2			40,165		0.85		1.04		(0.32)	171

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Amount rounds to less than $0.01 per share, if applicable.

e	Includes expense recapture of 0.07%.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations									Less Distributions
	Net asset value, beginning of the period			Net investment income(c)			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income			Distributions from net realized capital gains			Total distributions
MID CAP GROWTH FUND
Class Y*
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
9/30/2007		20.13			(0.11	)(d)		7.49			7.38			—			—			—
9/30/2006		19.00			(0.10)			1.23			1.13			—			—			—
9/30/2005		15.50			(0.10)			3.78			3.68			(0.18)			—			(0.18)
9/30/2004		13.69			(0.13)			1.94			1.81			—			—			—

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FINANCIAL PERFORMANCE

						Ratios to Average Net Assets
Net asset value, end of the period	Total return(%)(a)		Net assets, end of the period (000’s)			Net expenses(%)(b)		Gross expenses(%)		Net investment income (loss)(%)	Portfolio turnover rate(%)
$[ ]	[	]	$	[	]	[	]	[	]	[ ]	[	]
27.51	36.7			24,143		1.00		1.10		(0.47)	194
20.13	6.0			17,467		1.00		1.12		(0.49)	211
19.00	23.9			26,159		1.00		1.21		(0.60)	280
15.50	13.2			25,191		1.00		1.17		(0.84)	284

*	Prior to the close of business on February 1, 2009, the Fund offered Institutional Class Shares, which were redesignated as Class Y Shares on that date.

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Includes a non-recurring payment of $0.02 per share.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:									Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Distributions from net realized capital gains		Total distributions
RESEARCH FUND
Class Y
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]
9/30/2007		9.49			0.06			1.53			1.59			(0.10)		(1.13)		(1.23)
9/30/2006		9.27			0.09			0.64			0.73			(0.05)		(0.46)		(0.51)
9/30/2005		7.82			0.04			1.44			1.48			(0.03)		—		(0.03)
9/30/2004		6.92			0.03			0.90			0.93			(0.03)		—		(0.03)

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FINANCIAL PERFORMANCE

						Ratios to average net assets:
Net asset value, end of period	Total return(%)[a]		Net assets, end of period (000’s)			Net expenses(%)[b]		Gross expenses(%)		Net investment income (loss)(%)		Portfolio turnover rate(%)
$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
9.85	18.4			27,400		0.85		1.11		0.62		148
9.49	8.1			23,096		0.85		1.26		0.98		143
9.27	19.0			24,651		0.85		1.31		0.43		133
7.82	3.5			21,721		0.85		1.50		0.44		151

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:											Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Distributions from net realized capital gains		Total distributions
VALUE FUND
Class Y*
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]
9/30/2007		21.05			0.27			3.27			3.54			(0.14)		(0.91)		(1.05)
9/30/2006		18.72			0.22			3.17			3.39			(0.27)		(0.79)		(1.06)
9/30/2005		15.95			0.20			2.83			3.03			(0.26)		—		(0.26)
9/30/2004		13.52			0.21			2.39			2.60			(0.17)		—		(0.17)

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FINANCIAL PERFORMANCE

						Ratios to average net assets:
Net asset value, end of period	Total return(%)[a]		Net assets, end of period (000’s)			Net expenses(%)[b]		Gross expenses(%)		Net investment income(%)		Portfolio turnover rate(%)

$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
23.54	17.3			182,002		0.72	[d]	0.72	[d]	1.19		41
21.05	18.9			71,147		0.85		0.91		1.13		36
18.72	19.2			37,255		0.85		0.92		1.13		34
15.95	19.4			33,563		0.85		0.93		1.38		47

*	Prior to the close of business on June 1, 2007, the Fund offered Institutional Class Shares, which were redesignated as Class Y Shares on that date.

a	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.

b	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fees during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

c	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

d	Includes expense recapture of 0.01%

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Glossary of Terms

Capital gain distributions — Payments to a Fund’s shareholders of net profits earned from selling securities in a Fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Rating Service, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Income distributions — Payments to a Fund’s shareholders resulting from the net interest or dividend income earned by a Fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A Fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Swap agreements — Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional

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GLOSSARY OF TERMS

investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

Target price — Price that an investor is hoping a stock he or she has just bought will rise to within a specified period of time. An investor may buy XYZ at $20, with a target price of $40 in one year’s time, for instance.

Technical analysis — The research into the demand and supply for securities, options, mutual funds and commodities based on trading volume and price studies. Technical analysis uses charts or computer programs to identify and project price trends in a market, security, mutual fund or futures contract.

Total return — The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Yield-to-maturity — The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

Natixis Equity Funds             49            Prospectus – February 1, 2009

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual report (when available for the Loomis Sayles International Bond Fund) or their SAIs, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

Investment Company Act File No. 811-06241

YL51-0208

To learn more about the possible risks of investing in the Fund, please refer to the section “Summary of Principal Risks.” This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

RISK/RETURN SUMMARY

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Investment Objective The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities (those rated BBB or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Services, Inc. (“Fitch”), Baa or higher by Moody’s Investors Services Inc. (“Moody’s”) or, if unrated, are of comparable quality as determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the investment adviser of the Fund). In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment-grade fixed-income securities, it may invest up to 10% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). The Fund may invest in fixed-income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment. The Fund may also invest in swaps (including credit default swaps) and other derivatives.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other non-U.S. issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities (including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations) and other asset-backed securities, when-issued securities, Rule 144A securities, structured notes, repurchase agreements, and convertible securities. The Fund may engage in non-U.S. currency transactions and swap transactions (including credit default swaps). Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Risks The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

•	credit risk – the risk that companies in which the Fund invests, or with which it does business, will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

•	currency risk – the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.

•	derivatives risk – the risk that the value of the Fund’s derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.

•

emerging markets risk – the risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

•

interest rate risk – the risk that the value of the Fund’s investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.

•	liquidity risk – the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects.

•	management risk – the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.

•	market risk – the risk that the value of the Fund’s investments will fall as a result of movements in financial markets generally.

•

mortgage-related securities risk – the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

•

non-U.S. securities risk – the risk that the value of the Fund’s non-U.S. investments will fall as a result of non-U.S. political, social, or economic or currency changes or other issues relating to foreign investing generally.

A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund’s adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

For additional information see the section “Summary of Principal Risks.”

Fund Performance The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Bar Chart The bar chart below shows the Fund’s total returns for Class J shares for each of the last ten calendar years.† The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

The Fund’s returns will vary. For example, during the period shown in the bar chart, the Fund’s best quarterly return was up [    ]% ([    ] quarter [    ]), and the Fund’s worst quarterly return was down [    ]% ([    ] quarter [    ]).

†       The returns shown for the periods prior to inception of Class J shares (May 24, 1999) reflect the results of the Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class J shares.

Performance Table The table below shows how the average annual total returns for Class J shares of the Fund (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital U.S. Government/Credit Index, an unmanaged index of publicly traded bonds, including U.S. Government bonds, U.S. Treasury securities and corporate bonds. You may not invest directly in an index. The Fund’s total returns reflect expenses and maximum sales charge of the Fund’s Class J shares. Class J total returns have also been calculated to reflect returns after taxes on distributions only and returns after taxes on distributions and sale of Fund shares. The Barclays Capital U.S. Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 20081

Loomis Sayles Investment Grade Bond Fund	1 Year		5 Years		10 Years
Class J
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions[2]	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares[2]	[	]%	[	]%	[	]%
Barclays Capital U.S. Government/Credit Index[3]	[	]%	[	]%	[	]%

[1]

The returns shown for the period prior to inception of Class J shares (May 24, 1999) reflect the results of the Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class J shares.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

[3]	The returns of the index do not reflect a deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Class of Fund Shares									Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Investment Grade Bond Fund – Class J									3.50%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses		Total Annual Fund Operating Expenses		Less: Fee Reduction and/or Expenses Reimbursement*		Net Expenses
Loomis Sayles Investment Grade Bond Fund – Class J	0.40%	0.75%	[	]%	[	]%	[	]%	[	]%

*       Loomis Sayles has given a binding contractual undertaking to this Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.30% of the Fund’s average daily net assets for Class J shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent that the class’ expenses in later periods fall below the annual rate set forth in the undertaking. The class will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expense were deferred.

EXAMPLE

This example, which is based upon the expenses shown in the “Total Annual Fund Operating Expenses” column, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•        You invest $10,000 in the Fund for the time periods indicated;

•        Your investment has a 5% return each year;

•        The Fund’s operating expenses remain the same; and

•        All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year			3 Years			5 Years			10 Years
Loomis Sayles Investment Grade Bond Fund – Class J	$	[	]	$	[	]	$	[	]	$	[	]

A “snapshot” of the Fund’s investments may be found in the Fund’s annual and semiannual reports. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund’s website at www.loomissayles.com (click on “Investor Type,” “Individual Investors” and then “Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.loomissayles.com (click on “Investor Type,” “Individual Investors,” select the name of the Fund whose holdings you wish to view and then “Portfolio”). Please see the back cover of this Prospectus for more information on obtaining a copy of the Fund’s current annual or semiannual report.

SUMMARY OF PRINCIPAL RISKS

This section provides more information on the principal risks that may affect the Fund’s portfolio. In seeking to achieve its investment goals, the Fund may also invest in various types of securities and engage in various investment practices which are not the principal focus of the Fund and therefore are not described in this Prospectus. These securities and investment practices and their associated risks are discussed in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives contract (such as a swap) or to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions.

Funds that may invest in lower-quality fixed-income securities (commonly known as “junk bonds”), such as the Fund, are subject to greater credit risk and market risk than funds that invest in higher-quality fixed-income securities. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Funds that invest in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk.

Funds that invest in non-U.S. securities are subject to increased credit risk, for example, because of the difficulties of requiring non-U.S. entities to honor their contractual commitments and because a number of non-U.S. governments and other issuers are already in default.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s investments to decline. Funds that may invest in securities denominated in, or receive revenues in, non-U.S. currency are subject to currency risk.

DERIVATIVES RISK

The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, swap transactions, foreign transactions and foreign currency transactions. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities, and other income-producing securities. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline.

Even funds that generally invest a significant portion of their assets in high-quality fixed-income securities are subject to interest rate risk. Interest rate risk also is greater for Funds that generally invest in fixed-income securities with longer maturities or durations than for funds that invest in fixed-income securities with shorter maturities or durations.

Interest rate risk is compounded for funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of these securities decreases more significantly than the value of other types of securities. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed-income securities with lower interest rates.

The Fund also faces increased interest rate risk when it invests in fixed-income securities paying no current interest (such as zero-coupon securities and principal-only securities), interest-only securities, and fixed-income securities paying non-cash interest in the form of other fixed-income securities, because the prices of those types of securities tend to react more to changes in interest rates.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at the price or at the time desired. Liquidity issues can also make it difficult to value the Fund’s investments, which also could have an effect on net asset value. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles’ investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that Loomis Sayles’ decisions will produce the desired results. For example, securities that Loomis Sayles expects may appreciate in value may in fact decline. Similarly, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited the Fund.

MARKET RISK

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company’s securities also may be affected by changes in financial market or other economic conditions, such as changes in interest rates or currency exchange rates. In addition, a company’s securities generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the securities will usually react more strongly than bonds and other fixed-income securities to actual or perceived changes in the company’s financial condition or prospects. Market risk tends to be greater when the Fund invests in fixed-income securities with longer maturities.

MORTGAGE-RELATED SECURITIES RISK

Mortgage-related securities are subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

The value of some mortgage-related securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

NON-U.S. SECURITIES RISK

This is the risk associated with investments in issuers located or that do business in non-U.S. countries. The Fund’s investments in non-U.S. securities may be less liquid and may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and a small number of securities. In addition, non-U.S. companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Among other things, nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of the Fund’s investments in a non-U.S. country to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire non-U.S. investment.

Funds that invest in emerging markets, such as the Fund, may face greater non-U.S. risk since emerging markets countries are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with non-U.S. securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund’s investments in non-U.S. securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

REPURCHASE AGREEMENTS

Under a repurchase agreement, the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended, (the “1940 Act”), a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at what is expected to be minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreement maturing in more than seven days may be considered illiquid securities.

STRUCTURED NOTES

The Fund may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase the Fund’s exposure to changes in the value of assets or to hedge the risks of other investments that the Fund holds.

Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which are separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risks, such as market risk, liquidity risk, and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments.

SECURITIES LENDING

The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the SAI for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. In addition, any investment of cash collateral is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. The Fund may pay lending fees to the party arranging the loan.

TRANSACTIONS WITH OTHER INVESTMENT COMPANIES

Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (an affiliate of Loomis Sayles) (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include two money market funds:

Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”) and Institutional Daily Income Fund (the “Daily Income Fund”). The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Loomis Sayles, Natixis Advisors and Reich & Tang are each subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act.

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the adviser or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders. The Fund may also make investments in related investment companies to the extent permitted by SEC regulations.

MANAGEMENT

INVESTMENT ADVISER

Loomis Sayles located at One Financial Center, Boston, Massachusetts 02111, serves as the investment adviser to the Fund. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment firms in the United States with over $             billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles is responsible for making investment decisions for the Fund and for providing general business management and administration to the Fund.

The aggregate advisory fee paid by the Fund during the fiscal year ended September 30, 2008 as a percentage of the Fund’s average daily net assets was [    ]%.

A discussion of the factors considered by the Fund’s Board of Trustees in approving the Fund’s investment advisory contract is available in the Fund’s annual report for the fiscal year ended September 30, 2008.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of the Fund’s portfolio since the date stated below. Associate portfolio managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Matthew J. Eagan has served as an associate portfolio manager of the Fund since September 2006. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. He received a B.A. from Northeastern University and an M.B.A. from Boston University. Mr. Eagan holds the designation of Chartered Financial Analyst and has over 19 years of investment experience.

Daniel J. Fuss has served as portfolio manager or co-portfolio manager of the Fund since its inception in December 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and joined Loomis Sayles in 1976. He received a B.S. and an M.B.A. from Marquette University. Mr. Fuss holds the designation of Chartered Financial Analyst and has over 50 years of investment experience.

Kathleen C. Gaffney has served as an associate portfolio manager of the Fund since September 2006. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. She received a B.A. from the University of Massachusetts. Ms. Gaffney holds the designation of Chartered Financial Analyst and has over 24 years of investment experience.

Steven J. Kaseta has served as co-portfolio manager of the Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, began his investment career in 1982 and joined Loomis Sayles in 1994. He received an A.B. from Harvard University and an M.B.A. from Wharton School at the University of Pennsylvania. Mr. Kaseta holds the designation of Chartered Financial Analyst and has over 26 years of investment experience.

Elaine M. Stokes has served as an associate portfolio manager of the Fund since September 2006. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over 21 years of investment experience.

Please see the SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

SERVICE AND DISTRIBUTION PLAN

The Fund has adopted a service and distribution plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay Loomis Sayles Distributors, L.P. (the “Distributor”) a monthly service fee of 0.25% of the Fund’s average daily net assets attributable to Class J shares and a monthly distribution fee of 0.50% of the Fund’s average daily assets attributable to Class J shares. The Distributor may pay all or any portion of the service fee to securities dealers or other organizations for providing personal services to shareholders or maintaining shareholder accounts. The Distributor may pay all or any portion of the distribution fee to securities dealers who are dealers of record with respect to the Fund’s shares as distribution fees in connection with the sale of the Fund’s shares. The Distributor retains the balance of these fees as compensation for its services as distributor. Because distribution and service fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

SALES CHARGE

As described below, a sales charge will apply each time you purchase shares of the Fund. This sales charge is not imposed on shares purchased with reinvested dividends or other distributions.

The price you pay will be the per share net asset value (“NAV”) next calculated after a proper investment order is received by the Fund’s transfer or other agent or subagent plus the sales charge (the public offering price). Further information regarding the sales charge is presented below.

Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested
3.50%	3.63%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above. The sales charge is allocated between your broker-dealer and the Distributor. The amount reallowed to broker-dealers is 3.00% of the public offering price. The Fund receives the NAV of the shares purchased.

GENERAL INFORMATION HOW FUND SHARES ARE PRICED “Net asset value” is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:
Net Asset Value	=	Total market value of securities + Cash and other assets - Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund’s board of trustees as summarized below:

•      A share’s net asset value is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•      The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•      Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent in “good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive the day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value and are transmitted to the Fund prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•      A fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Fund or send your order by mail as described in the sections “How to Purchase Shares” and “How to Redeem Shares.”

[1]	Please see the “How to Purchase Shares” section which provides additional information regarding who can receive a purchase order.

Generally, Fund securities are valued as follows:

•

Debt securities (other than short-term obligations) — based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the non-U.S. exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s net asset value is calculated.

•	Credit default swaps — Market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

•	Options — The Fund generally values exchange traded options at the average of the closing bid and asked quotations.

•	Futures — Current settlement price.

•	Foreign Currency Forward Contracts — Interpolated prices determined from information provided by an independent pricing service.

•	All other securities — Fair market value as determined by Loomis Sayles pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or non-U.S. markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

HOW TO PURCHASE SHARES

You can buy shares of the Fund through a broker-dealer that has been approved by the Distributor, which can be contacted at Loomis Sayles Distributors, L.P., One Financial Center, Boston, MA 02111 (800-633-3330).

The Fund sells its shares at the NAV next calculated after State Street Bank and Trust Company receives a properly completed investment order, plus the sales charge described previously. State Street Bank and Trust Company or your broker-dealer generally must receive your properly completed order before the close of regular trading on the NYSE for your shares to be bought or sold at the Fund’s NAV on that day.

•      By check – All purchases made by check through a broker-dealer should be in U.S. dollars and made payable to State Street Bank and Trust Company. Third party checks, starter checks and credit card convenience checks will not be accepted. When you make an investment by check through your broker-dealer, you will not be permitted to redeem that investment until the check has cleared or the shares have been in your account for 15 days.

•      By wire – Your broker-dealer also may wire your initial and subsequent investments to the Fund by using the following wire instructions. Your broker-dealer may charge a fee for transmitting funds by wire.

State Street Bank and Trust Company

ABA No. 011000028

DDA 4133-408-7

Attn: Custody and Shareholder Services

Investment Grade Bond Fund – Class J

The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares. In order to avoid dividend dilution, it is expected that the Fund will reject purchase orders in excess of U.S. $5 million on each of the five Fund business days preceding the ex-dividend date of each month. A Fund business day is any day on which the NYSE is open for business. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “How to Redeem Shares.”

The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. Broker-dealers are responsible for forwarding purchase or redemption orders to the Distributor promptly.

Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. See “Restrictions on Buying, Selling and Exchanging Shares” below.

Each initial and subsequent investment must be for at least 100 shares or multiples of 100 shares.

HOW TO REDEEM SHARES

You can redeem shares of the Fund through your broker-dealer any day the NYSE. If you are redeeming shares that you purchased within the past 15 days by check, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be wired to your broker-dealer on the first business day after your request is received in good order, although it may take longer.

Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed by up to seven days to provide for orderly liquidation of such holdings. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

To redeem shares, send a signed letter of instruction to your broker-dealer that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number and the number of shares or dollar amount to be redeemed. Your broker-dealer will send your redemption request to State Street Bank and Trust Company.

If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

Before State Street Bank and Trust Company can wire redemption proceeds to your bank account, your broker-dealer must provide specific wire instructions to State Street Bank and Trust Company.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as non-U.S. securities, high yield securities, or small cap securities) may also have increased exposure to these risks.

Due to legal and operational constraints on the Fund’s ability to review and monitor the trading activity of Class J shareholders who trade in the Fund through omnibus accounts, and after a consideration of the policies of the financial intermediaries through which Class J shares are purchased and the risks posed to other shareholders in the Fund, the Fund’s Board of Trustees has determined not to apply to Class J shareholders the specific limits on frequent trading applicable to other classes of the Fund. However, the Fund reserves the right to suspend or change the terms of purchasing or exchanging Class J shares, and to apply specific limits on frequent trading of Class J shares. In addition, the Fund and the Distributor each reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund, or if the Fund or the Distributor has reason to believe that the purchase or exchange order is that of an underlying shareholder who has or who may plan to engage in disruptive short-term trading.

Trade Activity Monitoring. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. However, because of the legal and operational constraints noted above, the Fund and the Distributor will be severely limited in their ability to detect market timing activity, and investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund declares and pays dividends monthly. The Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

You may choose to:

•         Reinvest all distributions in additional shares; or

•         Have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

The discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund to a non-U.S. shareholder (including a nonresident alien individual who does not have a “substantial presence” in the United States under the Internal Revenue Code, a non-U.S. estate, a non-U.S. trust, a non-U.S. corporation, and a non-U.S. partnership). Information regarding the taxation of U.S. shareholders is contained in the SAI.

Taxation of Distributions from the Fund; Sale or Exchange of Fund Shares. Distributions of investment income (including distributions derived from interest income and short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to you. If you are resident in a country that has an income tax treaty with the United States, you may be eligible for a reduced withholding rate (upon filing of appropriate forms), and you are urged to consult your tax adviser regarding the applicability and effect of such a treaty. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be 10% under the U.S.-Japan tax treaty that is currently in force.

Effective for taxable years of the Fund beginning before January 1, 2010, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. The Fund generally intends to make such designations. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.

Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are designated by the Fund as capital gain dividends (“Capital Gain Dividends”), and any gain realized by you upon the sale, exchange, or redemption of Fund shares, will generally not be subject to U.S. withholding or income tax.

However, any such Capital Gain Dividend or gain will be subject to subject to U.S. tax if (i) such Capital Gain Dividend or gain is effectively connected with the conduct of a trade or business carried on within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the Capital Gain Dividend or sale and certain other conditions are met.

Backup Withholding. Redemption proceeds and distributions of investment income and net capital gain may be subject to backup withholding at a rate of 28% if certain conditions are not met, including if you fail to certify as to your status as a non-U.S. person. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. In order for a non-U.S. shareholder to qualify for an exemption from backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Non-U.S. shareholders in the Fund should consult their tax advisers in this regard.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Taxation of Certain Investments. The Fund’s investments in non-U.S. securities may be subject to non-U.S. withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in non-U.S. securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required to liquidate investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements.

You should consult your tax advisers for more information on your own tax situation, including possible federal, state, local, non-U.S. or other applicable taxes.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by [    ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period.
			Income (Loss) from investment Operations						Less Distributions
	Net asset value, beginning of the period		Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations		Dividends from net investment income		Distributions from net realized capital gains
Class J
9/30/2008	$		$		$		$		$		$
9/30/2007		11.34		0.52		0.42		0.94		(0.57)		—
9/30/2006		11.69		0.46		0.11		0.57		(0.70)		(0.22)
9/30/2005		11.83		0.46		0.27		0.73		(0.70)		(0.17)
9/30/2004		11.53		0.48		0.44		0.92		(0.55)		(0.07)

(a)    Per share net investment income has been calculated using the average shares outstanding during the period. (b) Had certain expenses not been reduced during the period, if applicable, total return would have been lower. (c) The investment adviser has agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher. (d) Annualized for periods less than one year, if applicable. (e) A sales charge for Class J shares is not reflected in total return calculations. (f) Includes expense recapture of 0.03% for Class J.

						Ratios to Average Net Assets
Total distributions	Net asset value, end of the period		Total return(%)(b)(e)	Net assets, end of the period (000’s)		Net expenses(%)(c)(d)		Gross expenses(%)(d)		Net investment income(%)(d)	Portfolio turnover rate%
$	$			$
(0.92)		11.34	5.3		214,894	1.30	(f)	1.30	(f)	4.09	35
(0.87)		11.69	6.4		314,418	1.30		1.35		3.89	28
(0.62)		11.83	8.3		342,871	1.30		1.33		4.15	29

If you would like more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports – Provide additional information about the Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI) – Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative or Loomis Sayles at 800-633-3330. The Fund does not make its SAI, annual report and semiannual report for its Class J shares available though a website due to the limited eligibility for purchasing Fund shares.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Portfolio Holdings A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Loomis Sayles Distributors, L.P. (“Loomis Sayles Distributors”), an affiliate of Loomis Sayles, and other firms selling shares of Loomis Sayles Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 800-289-9999 or by visiting its Web site at www.FINRA.org.

Loomis Sayles Distributors distributes Class J shares of the Fund. If you have a complaint concerning Loomis Sayles Distributors or any of its representatives or associated persons, please direct it to Loomis Sayles Distributors, L.P., Attn: Director of Compliance, One Financial Center, Boston, MA 02111 or call us at 800-633-3330.

Loomis Sayles Funds

P.O. Box 219594

Kansas City, MO 64121-9594

800-633-3330

www.loomissayles.com

Loomis Sayles Funds II

File No. 811-06241

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Funds, please refer to the section “More About Risk.” This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Natixis Income Funds	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Core Plus Bond Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Peter W. Palfrey and Richard G. Raczkowski

Ticker Symbol:	Class A	Class B	Class C
	NEFRX	NERBX	NECRX

Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds, which include U.S. government sponsored agency debenture and pass-through securities among other things. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities. “Investment-grade” securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (such as Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Rating Group (“S&P”) or, if unrated, are determined by Loomis Sayles to be of comparable quality. Investment-grade securities include cash and cash equivalent securities, and will generally maintain an effective duration of +/- 2 years relative to the Barclays Capital Aggregate Bond Index (formerly known as “Lehman Aggregate Bond Index”). Duration is an approximate measure of the sensitivity of a fixed income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would generally decline about 5%. If rates decrease by a percentage point, such fund’s share price would generally rise about 5%. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (commonly known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of their top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

•	Fixed charge coverage

•	The relationship between cash flows and debt service obligations

•	The experience and perceived strength of management

•	Price responsiveness of the security to interest rate changes

•	Earnings prospects

•	Debt as a percentage of assets

•	Borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

•

Its research analysts work closely with the Fund’s portolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

Natixis Income Funds	1	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

•

Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

•

Loomis Sayles continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer’s financial outlook is solid. This may create an opportunity for higher returns.

•

Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are generally diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may also:

•	Invest in Rule 144A securities and structured notes.

•

Invest in foreign securities, including those in emerging markets, and related currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in futures.

•	Invest in mortgage-related securities, including mortgage dollar rolls.

•	Invest in swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Natixis Income Funds	2	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund’s performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Natixis Income Funds	3	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. The returns are also compared to the Barclays Capital U.S. Credit Index (formerly known as “Lehman U.S. Credit Index”), an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital Aggregate Bond Index and Barclays Capital U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Core Plus Bond Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Return Before Taxes	[	]%	[	]%	[	]%
Class C – Return Before Taxes	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index**	[	]%	[	]%	[	]%
Barclays Capital U.S. Credit Index**	[	]%	[	]%	[	]%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	4	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles High Income Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Matthew J. Eagan, Kathleen C. Gaffney and Elaine M. Stokes

Ticker Symbol:	Class A	Class B	Class C
	NEFHX	NEHBX	NEHCX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Services, Inc. (“Moody’s”), Standard Poor’s Ratings Group (“Standard & Poor’s”) and Fitch Investor Services, Inc. (“Fitch”) have rated the securities in one of their top four rating categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund’s management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:

•	Issuer debt and debt maturity schedules

•	Earnings prospects

•	Responsiveness to changes in interest rates

•	Experience and perceived strength of management

•	Borrowing requirements and liquidation value

•	Market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

•

Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria.

•

Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company’s potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

•

Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond’s relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

•	Loomis Sayles seeks to diversify the Fund’s holdings to reduce the inherent risk in lower-quality fixed-income securities.

Natixis Income Funds	5	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The Fund may also:

•	Invest in structured notes, zero-coupon, pay-in-kind and Rule 144A securities.

•	Invest in futures, swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Natixis Income Funds	6	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital High Yield Composite Index (formerly known as “Lehman High Yield Composite Index”), an unmanaged, market-weighted index of fixed-rate, non-investment-grade debt. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Natixis Income Funds	7	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles High Income Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Return Before Taxes	[	]%	[	]%	[	]%
Class C – Return Before Taxes	[	]%	[	]%	[	]%
Barclays Capital High Yield Composite Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	8	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles International Bond Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Kenneth M. Buntrock, David W. Rolley and Lynda L. Schweitzer

Ticker Symbol:	Class A	Class C
	LSIAX	LSICX

Investment Goal

The Fund seeks high total investment return through a combination of high current income and capital appreciation. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 (the “1940 Act”) to a percentage of assets that it may invest in any one issuer. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States. Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund invests primarily in investment-grade fixed-income securities. “Investment-grade” securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (such as Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Rating Group (“S&P”) or, if unrated, are determined by Loomis Sayles to be of comparable quality, although it may invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of its top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles may consider, among other things, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, currency considerations and Loomis Sayles’ expectations regarding general trends in interest rates.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept currency risk. Loomis Sayles may hedge currency risk in certain instances, which may limit the Fund’s gains from foreign currency movements.

The fixed-income securities in which the Fund may invest include public or private debt obligations issued or guaranteed by U.S. or non-U.S. issuers, including, but not limited to, corporations, governments (including their agencies, instrumentalities and sponsored entities), supranational entities, partnerships and trusts. The Fund may also invest in preferred stocks, convertible securities, when-issued securities, Rule 144A securities, mortgage- or asset-backed securities and zero-coupon securities issued by any of the above-named entities.

Natixis Income Funds	9	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The Fund may also:

•	Invest in inflation- and index-linked securities, senior loans and structured notes.

•

Invest in common stocks. The Fund’s investment in common stocks will be limited to shares acquired as a result of a financial restructuring, bankruptcy or similar transaction or from an exchange or conversion of a permissible security held in the portfolio.

•	Invest in derivatives, including options, futures and options on futures, forward contracts and swap contracts (including credit default swaps).

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Fund may, but is not required to, hedge its exposure to foreign currencies (including “cross hedging” between two or more foreign currencies), and may invest in foreign currencies as an asset class.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Structured notes may be more illiquid than other fixed-income securities.

Natixis Income Funds	10	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Interest rate risk: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage backed securities (and other asset backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of money of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Non-diversification risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Natixis Income Funds	11	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Investment Grade Bond Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Matthew J. Eagan, Daniel J. Fuss, Kathleen C. Gaffney, Steven Kaseta and Elaine M. Stokes

Ticker Symbol:	Class A	Class B	Class C
	LIGRX	LGBBX	LGBCX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. “Investment-grade” securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (such as Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Rating Group (“S&P”) or, if unrated, are determined by Loomis Sayles to be of comparable quality. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment-grade fixed-income securities, it may invest up to 10% of its assets in lower-quality fixed-income securities (also known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of their top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may also:

•

Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

•	Invest in corporate securities, U.S. Government securities, and commercial paper.

•

Invest in zero -coupon securities, mortgage-backed securities including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.

•

Engage in foreign currency hedging transactions, repurchase agreements and swap transactions (including credit default swaps). Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Natixis Income Funds	12	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

•	Invest in Rule 144A securities and structured notes.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Natixis Income Funds	13	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Non-U.S. shareholder risk: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund’s adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Natixis Income Funds	14	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

†	The returns shown for the periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses of Class A shares. During the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the Fund’s performance to reflect Class A expenses is based on the net expenses of Class A shares after taking into effect the Fund’s expense cap arrangements at the time of the conversion.

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for an Class A) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital U.S. Government/Credit Index (formerly known as “Lehman U.S. Government/Credit Index”), an unmanaged index of publicly traded bonds, including U.S. government bonds, U.S. Treasury securities and corporate bonds. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Barclays Capital U.S. Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Investment Grade Bond Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Returns Before Taxes	[	]%	[	]%	[	]%
Class C – Returns Before Taxes	[	]%	[	]%	[	]%
Barclays Capital U.S. Government/Credit Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect expenses and sales loads of Class A shares. During the period from December 18, 2000 to January 31, 2002 (during which time Retail Class shares were not outstanding), performance shown for Class A shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the higher expenses and sales loads paid by Class A shares. Class B and Class C shares have been based on prior Institutional Class performance, restated to reflect the expenses and sales loads of the Fund’s Class B and Class C shares, respectively. The restatement of the Fund’s performance to reflect Class A, Class B, and Class C expenses is based on the net expenses of these classes after taking into effect the Fund’s expense cap arrangements at the time of the conversion.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	15	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Limited Term Government and Agency Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	John Hyll and Clifton V. Rowe

Ticker Symbol:	Class A	Class B	Class C
	NEFLX	NELBX	NECLX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund’s portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:

•

Average credit rating of “AAA” by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Services, Inc. (“Fitch”), or “Aaa” by Moody’s Investors Service, Inc. (“Moody’s”) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality.

•	Effective duration range of two to four years.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

•

Its research analysts work closely with the Fund’s portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

•

The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

•	Loomis Sayles continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund.

•

Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

•	Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may also:

•	Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s).

•	Invest in zero-coupon bonds, Rule 144A securities and structured notes.

Natixis Income Funds	16	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

•	Invest in foreign bonds denominated in U.S. dollars and related foreign currency transactions.

•	Invest in asset-backed securities (if rated AAA by S&P or Fitch or Aaa by Moody’s) and mortgage-related securities, including mortgage dollar rolls.

•	Invest in futures, swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk, as described below. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. In addition, recently the U.S. Treasury Department announced that the government would be taking over certain government-sponsored companies and placing them into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Please see the SAI for details.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from

Natixis Income Funds	17	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund’s performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

†	The returns shown for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

Natixis Income Funds	18	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital 1-5 Year Government Bond Index (formerly known as “Lehman 1-5 Year Government Bond Index”), an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital 1-5 Year Government Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Limited Term Government and Agency Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Return Before Taxes	[	]%	[	]%	[	]%
Class C – Return Before Taxes	[	]%	[	]%	[	]%
Barclays Capital 1-5 Year Government Bond Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	19	Prospectus – February 1, 2009

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)

	All Funds except Limited Term Government and Agency Fund
	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1,2]	4.50%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[2]	3		5.00%		1.00%
Redemption fees (Loomis Sayles High Income Fund only)	2% of redemption proceeds†*		None	*	None	*
Redemption fees (all other Funds in the Prospectus)	None	*	None	*	None	*

	Limited Term Government and Agency Fund
	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1,2]	3.00%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)[2]	3		5.00%		1.00%
Redemption fees	None	*	None	*	None	*

†	Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section “Redemption Fees.”
1	A reduced sales charge on Class A shares applies in some cases. See the sub-section “How Sales Charges Are Calculated” within the section “Fund Services.”
2	Does not apply to reinvested distributions.
3	A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 overnight delivery. These fees are subject to change.

Natixis Income Funds	20	Prospectus – February 1, 2009

FUND FEES & EXPENSES

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Core Plus Bond Fund[1]						High Income Fund[2]						International Bond Fund[3]
	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class C
Management fees	0.43%		0.43%		0.43%		0.60%		0.60%		0.60%		0.60%		0.60%
Distribution and/or service (12b-1) fees	0.25%		1.00	%*	1.00	%*	0.25%		1.00	%*	1.00	%*	0.25%		1.00	%*
Other expenses	[	]%	[	]%	[	]%	[	]%**	[	]%**	[	]%**	[	]%†	[	]%†
Total annual fund operating expenses	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Less : Fee Reduction and/or expense reimbursement	[	]%***	[	]%***	[	]%***	[	]%	[	]%	[	]%	[	]%	[	]%
Net Expenses	[	]%***	[	]%***	[	]%***	[	]%	[	]%	[	]%	[	]%	[	]%

	Investment Grade Bond Fund[4]						Limited Term Government and Agency Fund[5]
	Class A		Class B		Class C		Class A		Class B		Class C
Management fees	0.40%		0.40%		0.40%		0.50%		0.50%		0.50%
Distribution and/or service (12b-1) fees	0.25%		1.00	%*	1.00	%*	0.25%		1.00	%*	1.00	%*
Other expenses	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Total annual fund operating expenses	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Less: Fee Reduction and/or expense reimbursement	[	]%	[	]%	[	]%	[	]%***	[	]%***	[	]%***
Net Expenses	[	]%	[	]%	[	]%	[	]%***	[	]%***	[	]%***

*	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority (“FINRA”).
**	Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
***	Fee Reduction and/or Expense Reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
†	“Other Expenses” are based on estimated amounts for the current fiscal year.
1	Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), the Fund’s advisory administrator, have given a binding contractual undertaking to the Loomis Sayles Core Plus Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90%, 1.65% and 1.65% annually of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
2	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles High Income Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.15%, 1.90% and 1.90% annually of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
3	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles International Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.10% and 1.85% annually of the Fund’s average daily net assets for Classes A and C shares, respectively. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
4	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Investment Grade Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.95%, 1.70% and 1.70% annually of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2010, and is reevaluated on an annual basis. Without this undertaking, expenses for Class B shares would have been higher.

Natixis Income Funds	21	Prospectus – February 1, 2009

FUND FEES & EXPENSES

5	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90%, 1.65% and 1.65% annually of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2010, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Loomis Sayles (or Loomis Sayles and Natixis Advisors, in the case of Loomis Sayles Core Plus Bond Fund) will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.

Example

This example*, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain the same; and

•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Core Plus Bond Fund															High Income Fund
	Class A			Class B						Class C						Class A			Class B						Class C
				(1)			(2)			(1)			(2)						(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

	International Bond Fund									Investment Grade Bond Fund
	Class A			Class C						Class A			Class B						Class C
				(1)			(2)						(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Limited Term Government and Agency
	Class A			Class B						Class C
				(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

1	Assumes redemption at end of period.
2	Assumes no redemption at end of period.
*	The examples do not reflect the sales charges (loads) on reinvested dividends and other distributions. The examples for the [ ] are based on the Net Expenses for the one-year period and on Total Annual Fund Operating Expenses for the remaining years. The example for [ ] is based on Total Annual Fund Operating Expenses for all periods.
**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Natixis Income Funds	22	Prospectus – February 1, 2009

FUND FEES & EXPENSES

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Natixis Income Funds	23	Prospectus – February 1, 2009

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk (All Funds)

The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Extension Risk (All Funds)

The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

High Yield Risk (Core Plus Bond, High Income, International Bond and Investment Grade Bond Funds)

The risk associated with investing in lower quality fixed income securities (commonly known as “junk bonds”) and unrated securities of similar quality, which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund’s ability to sell them.

Information Risk (All Funds)

The risk that key information about a security is inaccurate or unavailable.

Leverage Risk (All Funds)

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk (All Funds)

The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value a Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Opportunity Risk (All Funds)

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds, except Investment Grade Bond Fund for options and futures)

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate, or index. Examples of derivatives include options, futures, swap transactions (including credit default swaps) and structured notes. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Natixis Income Funds	24	Prospectus – February 1, 2009

MORE ABOUT RISK

Political Risk (All Funds)

The risk of losses directly attributable to government or political actions.

Prepayment Risk

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Core Plus Bond and High Income)

These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk (All Funds)

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

Management Team

Meet the Funds’ Investment Adviser

The Natixis Funds family (as defined below) currently includes 25 mutual funds. The Natixis Funds family had combined assets of $24.3 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors (the “Distributor”). This Prospectus covers the Natixis Income Funds (the “Funds” or each a “Fund”), which, along with the Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Strategic Income Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), ASG Global Alternatives Fund and Gateway Fund constitute the “Natixis Funds.”

Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $         billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the advisor to the Loomis Sayles Core Plus Bond Fund. Natixis Advisors is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse d’Epargne, a financial institution owned by French regional savings banks known as Caisse d’Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as Banque Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $[285.3 billion] in assets under management at December 31, 2008. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Funds.

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2008, as a percentage of each Fund’s average daily net assets, were [_._]% for Loomis Sayles Core Plus Bond Fund1 (after reduction), [_._]% for Loomis Sayles High Income Fund (after reduction), [_._]% for Loomis Sayles International Bond Fund (after reduction), [_._]% for Loomis Sayles Investment Grade Bond Fund (after reduction), and [_._]% for Loomis Sayles Limited Term Government and Agency Fund (after reduction).

A discussion of the factors considered by the Funds’ Board of Trustees in approving the other Funds’ investment advisory contract is available in the Funds’ annual reports for the fiscal year ended September 30, 2008.

1	The advisory fee for the Loomis Sayles Core Plus Bond Fund consisted of a fee of [0.216]% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of [0.216]% payable to Natixis Advisors, as advisory administrator to the Fund.

Natixis Income Funds	25	Prospectus – February 1, 2009

MANAGEMENT TEAM

Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US or Loomis Sayles parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates, L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Natixis Income Funds	26	Prospectus – February 1, 2009

MANAGEMENT TEAM

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each Fund’s portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Kenneth M. Buntrock — Kenneth M. Buntrock has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr. Buntrock holds the designation of Chartered Financial Analyst. He received a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 32 years of investment experience.

Matthew J. Eagan — Matthew J. Eagan has served as co-portfolio manager of the Loomis Sayles High Income Fund since May 2002 and has served as an associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 18 years of investment experience.

Daniel J. Fuss — Daniel J. Fuss has served as co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since its inception in December 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 49 years of investment experience.

Kathleen C. Gaffney — Kathleen C. Gaffney has served as co-portfolio manager of the Loomis Sayles High Income Fund since May 2002 and has served as an associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 23 years of investment experience.

John Hyll — John Hyll has served as co-portfolio manager of the Loomis Sayles Limited Term Government and Agency Fund since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 24 years of investment experience.

Steven J. Kaseta — Steven J. Kaseta has served as co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, began his investment career in 1982 and joined Loomis Sayles in 1994. He received an A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 25 years of investment experience.

Peter W. Palfrey — Peter W. Palfrey has served as co-portfolio manager of the Loomis Sayles Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 24 years of investment experience.

Richard G. Raczkowski — Richard G. Raczkowski has served as a co-portfolio manager of the Loomis Sayles Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 21 years of investment experience.

David W. Rolley — David W. Rolley has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. Mr. Rolley holds the designation of Chartered Financial Analyst. He received a B.A. from Occidental College, studied graduate economics at the University of Pittsburgh and has over 26 years of investment experience.

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MANAGEMENT TEAM

Clifton V. Rowe — Clifton V. Rowe has served as co-portfolio manager of the Loomis Sayles Limited Term Government and Agency Fund since June 2001. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. Prior to becoming a Portfolio Manager, he served as a Trader from 1999 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University, an MBA from the University of Chicago and has over 15 years of investment experience.

Lynda L. Schweitzer — Lynda L. Schweitzer has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Ms. Schweitzer, Vice President of Loomis Sayles, began her investment career in 1986 and joined Loomis Sayles in 2001. Ms. Schweitzer holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Rochester, an M.B.A. from Boston University and has over 20 years of investment experience.

Elaine M. Stokes — Elaine M. Stokes has served as associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006 and the Loomis Sayles High Income Fund since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over 20 years of investment experience.

Please see the Funds’ SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Choosing a Share Class

Each Fund offers Class A and Class C shares to the public. No new accounts may be opened and no additional investments may be made in Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class B Shares

•	No new accounts may be opened and no additional investments may be made in Class B shares.

•	Class B shares pay higher expenses than Class A shares.

•	You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section “How Sales Charges Are Calculated.”

•	Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a charge on redemptions if you sell your shares within one year of purchase.

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•	Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you will pay higher expenses than shareholders of other classes.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund’s expenses, see the section “Fund Fees & Expenses” in this Prospectus.

Certificates

Certificates will not be issued for any class of shares.

How Sales Charges are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

Class A Sales Charges**
	All Funds Except Limited Term Government and Agency Fund			Limited Term Government and Agency Fund
Your Investment	As a % of offering price	As a % of your investment	Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.50%	4.71%	Less than $100,000	3.00%	3.09%
$100,000 – $249,999	3.50%	3.63%	$100,000 – $249,999	2.50%	2.56%
$250,000 – $499,999	2.50%	2.56%	$250,000 – $499,999	2.00%	2.04%
$500,000 – $999,999	2.00%	2.04%	$500,000 – $999,999	1.25%	1.27%
$1,000,000 or more*	0.00%	0.00%	$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund’s website at www.funds.natixis.com (click on “sales charges” at the bottom of the home page) or in the Funds’ SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.

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FUND SERVICES

•

Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•

Investments of $5 million or more in Limited Term Government and Agency Fund by corporations purchasing shares for their own account, credit unions, or bank trust departments and trust companies with discretionary accounts which they hold in a fiduciary capacity;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

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If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class B Shares

No new accounts may be opened and no additional investments may be made in Class B shares. There is a CDSC on shares that are sold within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3rd and 4th years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:

Class B Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	5.00%
2nd	4.00%
3rd	3.00%
4th	3.00%
5th	2.00%
6th	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

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How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in net asset value above the purchase price; or

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Fund

If you exchange Class B or Class C shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated.” Each class of Fund shares offered in this prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, each Fund’s Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees and service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares.

The Distributor, the Funds’ adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it

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FUND SERVICES

receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50	*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
For SIMPLE IRA** and 403(b)(7) plans using Natixis Funds’ prototype document	$0	$0

*	Shareholders with accounts participating in Natixis Funds’ Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.
**	Effective January 1, 1997, the SIMPLE IRA became available replacing Salary Reduction Simplified Employee Pension (“SARSEP”) plans. SARSEP plans established prior to January 1, 1997, are subject to the same minimums as SIMPLE IRAs. As of October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4. Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as

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Class B accounts, accounts associated with wrap-fee programs or defined contribution plans, are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Funds.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum, and that directly registered accounts will be assessed a fee rather than liquidated.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail

•         Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•         Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•         Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•         Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•         Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•         Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

By Wire	• Opening an account by wire is not available.

•         Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

•         Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•         Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

•         If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•         Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•         Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your application.

•         Ask your bank or credit union whether it is a member of the ACH system.

•         If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•         See the section “Additional Investor Services.”

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Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.

By Mail

•         Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•         The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•         Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•         Your proceeds (less any applicable CDSC and/or redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•         Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

•         Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

•         Complete the “Bank Information” section on your account application.

•         Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•         Proceeds (less any applicable CDSC and/or redemption fee) will generally be wired on the next business day. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•         Ask your bank or credit union whether it is a member of the ACH system.

•         Complete the “Bank Information” section on your account application.

•         If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•         Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.

•         Proceeds (less any applicable CDSC and/or redemption fee) will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•         Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•         Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•         Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

By Check (for Class A shares of Limited Term Government and Agency Fund

•         Select the checkwriting option on your application and complete the signature card.

•         To add this privilege to an existing account, call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form.

•         Each check must be written for $500 or more.

•         You may not close your account by withdrawal check. Please call your financial representative or Natixis Funds to close an account.

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Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative, or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a Fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Natixis Income Funds	37	Prospectus – February 1, 2009

FUND SERVICES

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Due to legal and operational constraints on the Investment Grade Bond Fund’s ability to review and monitor the trading activity of Class J shareholders who trade in the Investment Grade Bond Fund through omnibus accounts, and after a consideration of the policies of the financial intermediaries through which Class J shares are purchased and the risks posed to other shareholders in the Investment Grade Bond Fund, the Fund’s Board of Trustees has determined not to apply to Class J shareholders the specific limits on frequent trading applicable to other classes of the Investment Grade Bond Fund. In addition, the Investment Grade Bond Fund and the Distributor will not be able to monitor trade activity of Class J shareholders to the same extent as holders of other classes, which will severely limit the ability of the Investment Grade Bond Fund and the Distributor to detect or prevent market timing or other trading practices that may disadvantage the Investment Grade Bond Fund. Class J shares are offered to Japanese investors through a separate prospectus.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Natixis Income Funds	38	Prospectus – February 1, 2009

FUND SERVICES

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

The High Income Fund also seeks to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section “Redemption Fees” for more information.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

•        When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•        During an emergency as permitted by the SEC.

•        During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Natixis Income Funds	39	Prospectus – February 1, 2009

FUND SERVICES

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Redemption Fees

For Class A shares High Income Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder’s redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The “first-in, first-out” (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Fund currently does not impose a redemption fee on a redemption of:

•	shares acquired by reinvestment of dividends or distributions of the Fund; or

•	shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

•	shares redeemed as part of a systematic withdrawal plan; or

•	shares redeemed due to the death or disability of the shareholder; or

•	shares redeemed by the Fund due to the shareholder’s failure to satisfy the Fund’s minimum balance policy or in connection with the merger or liquidation of the Fund; or

•

shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan; or

•

shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under ERISA.

The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Fund may modify or eliminate these waivers at any time. In addition, the Fund may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of the Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Fund generally does not apply redemption fees at the omnibus account level. Instead, the Fund looks to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Fund. There are no assurances that the Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.

Natixis Income Funds	40	Prospectus – February 1, 2009

FUND SERVICES

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.” Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.

Natixis Income Funds	41	Prospectus – February 1, 2009

FUND SERVICES

•	Futures — current settlement price.

•	Forward foreign currency contracts — interpolated prices determined from information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund except the Loomis Sayles Limited Term Government and Agency Fund declares and pays dividends for each class monthly. The Loomis Sayles Limited Term Government and Agency Fund declares dividends for each class daily and pays them monthly. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Natixis Income Funds	42	Prospectus – February 1, 2009

FUND SERVICES

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gains. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, providing holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of their distributions to be treated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized on a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investment in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital Gain Dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Natixis Income Funds	43	Prospectus – February 1, 2009

FUND SERVICES

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Funds. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Web Site

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Natixis Income Funds	44	Prospectus – February 1, 2009

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [    ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Natixis Income Funds	45	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:
	Net asset value, beginning of period			Net investment income[c]			Net realized and unrealized gain (loss)		Total from investment operations			Dividends from net investment income		Total distributions		Redemption fees[e]
CORE PLUS BOND FUND
Class A
9/30/2008	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		11.23			0.50			0.14		0.64			(0.56)		(0.56)		0.00
9/30/2006		11.41			0.50			(0.07)		0.43			(0.61)		(0.61)		0.00
9/30/2005		11.69			0.46			(0.18)		0.28			(0.56)		(0.56)		0.00
9/30/2004		11.63			0.47			0.13		0.60			(0.54)		(0.54)		0.00
Class B
9/30/2008		[	]		[	]		[ ]		[	]		[ ]		[ ]		[	]
9/30/2007		11.24			0.41			0.13		0.54			(0.47)		(0.47)		0.00
9/30/2006		11.41			0.41			(0.05)		0.36			(0.53)		(0.53)		0.00
9/30/2005		11.70			0.37			(0.18)		0.19			(0.48)		(0.48)		0.00
9/30/2004		11.62			0.38			0.14		0.52			(0.44)		(0.44)		0.00
Class C
9/30/2008		[	]		[	]		[ ]		[	]		[ ]		[ ]		[	]
9/30/2007		11.25			0.41			0.13		0.54			(0.47)		(0.47)		0.00
9/30/2006		11.42			0.41			(0.05)		0.36			(0.53)		(0.53)		0.00
9/30/2005		11.71			0.37			(0.18)		0.19			(0.48)		(0.48)		0.00
9/30/2004		11.63			0.38			0.14		0.52			(0.44)		(0.44)		0.00
HIGH INCOME FUND*
Class A
9/30/2008	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		5.09			0.33			0.08		0.41			(0.38)		(0.38)		0.00
9/30/2006		4.98			0.34			0.11		0.45			(0.34)		(0.34)		0.00
9/30/2005		4.82			0.33			0.16		0.49			(0.33)		(0.33)		0.00
9/30/2004		4.65			0.33			0.17		0.50			(0.33)		(0.33)		0.00
Class B
9/30/2008		[	]		[	]		[ ]		[	]		[ ]		[ ]		[	]
9/30/2007		5.10			0.29			0.07		0.36			(0.33)		(0.33)		0.00
9/30/2006		4.98			0.30			0.12		0.42			(0.30)		(0.30)		0.00
9/30/2005		4.83			0.29			0.15		0.44			(0.29)		(0.29)		0.00
9/30/2004		4.65			0.30			0.18		0.48			(0.30)		(0.30)		0.00

Natixis Income Funds	46	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

									Ratios to average net assets:
	Net asset value, end of period			Total return(%)[a,f]		Net assets, end of period (000’s)			Net expenses(%)[b,g]		Gross expenses(%)[b,d]		Net investment income(%)[b]		Portfolio turnover rate(%)
CORE PLUS BOND FUND
Class A
9/30/2008	$	[	]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007		11.31		5.7			105,780		1.04		1.09		4.41		69
9/30/2006		11.23		4.0			91,464		1.05		1.08		4.46		91
9/30/2005		11.41		2.4			105,111		1.13		1.18		3.93		64
9/30/2004		11.69		5.3			120,009		1.19		1.22		4.05		69
Class B
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		11.31		4.9			87,101		1.79		1.85		3.64		69
9/30/2006		11.24		3.3			109,782		1.80		1.83		3.72		91
9/30/2005		11.41		1.6			132,221		1.88		1.93		3.18		64
9/30/2004		11.70		4.6			148,556		1.94		1.97		3.29		69
Class C
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		11.32		4.9			12,690		1.78		1.82		3.66		69
9/30/2006		11.25		3.3			6,983		1.80		1.82		3.63		91
9/30/2005		11.42		1.6			6,065		1.88		1.93		3.17		64
9/30/2004		11.71		4.6			6,162		1.94		1.98		3.30		69
HIGH INCOME FUND*
Class A
9/30/2008	$	[	]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007		5.12		8.1			32,603		1.18		1.43		6.40		41
9/30/2006		5.09		9.4			29,069		1.31		1.48		6.70		41
9/30/2005		4.98		10.3			25,817		1.58		1.72		6.60		42
9/30/2004		4.82		11.1			24,641		1.65		1.65		6.97		51
Class B
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		5.13		7.2			4,201		1.94		2.18		5.63		41
9/30/2006		5.10		8.8			7,283		2.08		2.25		6.00		41
9/30/2005		4.98		9.3			12,034		2.33		2.47		5.85		42
9/30/2004		4.83		10.5			17,967		2.40		2.40		6.22		51

a	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
b	Computed on an annualized basis for periods less than one year.
c	Per share net investment income has been calculated using the average shares outstanding during the period.
d	Represents the total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund’s expenses.
e	Amount rounds to less than $0.01 per share, if applicable.
f	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
g	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
h	For the nine months ended September 30, 2003.
*	The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund’s Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund’s current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund’s current fiscal year end is September 30.

Natixis Income Funds	47	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:											Less Distributions:
	Net asset value, beginning of period			Net investment income[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Distributions from net realized capital gains		Total distributions		Redemption fees[e]
HIGH INCOME FUND*
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[	]
9/30/2007		5.09			0.29			0.07			0.36			(0.33)		—		(0.33)		0.00
9/30/2006		4.98			0.30			0.11			0.41			(0.30)		—		(0.30)		0.00
9/30/2005		4.83			0.29			0.15			0.44			(0.29)		—		(0.29)		0.00
9/30/2004		4.65			0.30			0.18			0.48			(0.30)		—		(0.30)		0.00
INVESTMENT GRADE BOND FUND
Class A
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]	$	[	]
9/30/2007		11.35			0.58			0.42			1.00			(0.62)		—		(0.62)		—
9/30/2006		11.71			0.51			0.10			0.61			(0.75)		(0.22)		(0.97)		—
9/30/2005		11.84			0.49			0.29			0.78			(0.74)		(0.17)		(0.91)		—
9/30/2004		11.54			0.52			0.45			0.97			(0.60)		(0.07)		(0.67)		—
Class B
9/30/2008		[	]		[	]		[	]		[	]		[ ]		[ ]		[ ]		[	]
9/30/2007		11.31			0.47			0.43			0.90			(0.53)		—		(0.53)		—
9/30/2006		11.67			0.42			0.10			0.52			(0.66)		(0.22)		(0.88)		—
9/30/2005		11.82			0.41			0.27			0.68			(0.66)		(0.17)		(0.83)		—
9/30/2004		11.53			0.43			0.45			0.88			(0.52)		(0.07)		(0.59)		—
Class C
9/30/2008		[	]		[	]		[	]		[	]		[ ]		[ ]		[ ]		[	]
9/30/2007		11.30			0.49			0.42			0.91			(0.55)		—		(0.55)		—
9/30/2006		11.66			0.42			0.11			0.53			(0.67)		(0.22)		(0.89)		—
9/30/2005		11.81			0.40			0.28			0.68			(0.66)		(0.17)		(0.83)		—
9/30/2004		11.53			0.43			0.45			0.88			(0.53)		(0.07)		(0.60)		—

Natixis Income Funds	48	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

									Ratios to average net assets:
	Net asset value, end of period			Total return(%)[a,g]		Net assets, end of period (000’s)			Net expenses(%)[b,i]		Gross expenses(%)[b,h]		Net investment income(%)[b]		Portfolio turnover rate(%)
HIGH INCOME FUND*
9/30/2008	$	[	]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007		5.12		7.2			5,275		1.93		2.17		5.63		41
9/30/2006		5.09		8.6			3,457		2.07		2.23		5.96		41
9/30/2005		4.98		9.3			3,554		2.33		2.47		5.82		42
9/30/2004		4.83		10.5			2,608		2.40		2.40		6.22		51
INVESTMENT GRADE BOND FUND
Class A
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		11.73		9.1			834,736		0.83		0.83		5.05		35
9/30/2006		11.35		5.6			152,054		0.92	[f]	0.92	[f]	4.59		35
9/30/2005		11.71		6.8			39,168		0.95		1.14		4.21		28
9/30/2004		11.84		8.8			9,506		0.93		1.67		4.52		29
Class B
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		11.68		8.2			17,082		1.70		1.71		4.16		35
9/30/2006		11.31		4.8			5,525		1.70		1.89		3.75		35
9/30/2005		11.67		5.9			3,443		1.70		2.18		3.47		28
9/30/2004		11.82		7.9			1,797		1.70		2.42		3.77		29
Class C
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		11.66		8.3			605,934		1.57		1.57		4.30		35
9/30/2006		11.30		4.9			82,863		1.70	[f]	1.70	[f]	3.79		35
9/30/2005		11.66		5.9			27,992		1.70		1.97		3.45		28
9/30/2004		11.81		7.9			9,191		1.70		2.42		3.74		29

a	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
b	Computed on an annualized basis for periods less than one year.
c	Per share net investment income has been calculated using the average shares outstanding during the period.
d	For the nine months ended September 30, 2003.
e	Amounts round to less than $0.01, per share, if applicable.
f	Includes expense recapture of 0.06%, and 0.09% for Class A and Class C, respectively.
g	Had certain expenses been reduced during the period, if applicable, total return would have been lower.
h	Represents the total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
i	The investment advisor agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
j	From commencement of class operations on September 12, 2003 through September 30, 2003.
*	The financial information prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund’s Class C shares which were reorganized into Class C shares of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC Natixis Asset Management Advisors, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund’s current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund’s current fiscal year end is September 30.

Natixis Income Funds	49	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:
	Net asset value, beginning of period			Net investment income[c]			Net realized and unrealized gain (loss)		Total from investment operations			Dividends from net investment income		Total distributions		Redemption fees
LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class A
9/30/2008	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		11.00			0.45			0.03		0.48			(0.48)		(0.48)		—
9/30/2006		11.09			0.39			(0.05)		0.34			(0.43)		(0.43)		—
9/30/2005		11.30			0.28			(0.16)		0.12			(0.33)		(0.33)		—
9/30/2004		11.51			0.30			(0.09)		0.21			(0.42)		(0.42)		—
Class B
9/30/2008		[	]		[	]		[ ]		[	]		[ ]		[ ]		[	]
9/30/2007		10.98			0.37			0.03		0.40			(0.39)		(0.39)		—
9/30/2006		11.07			0.31			(0.05)		0.26			(0.35)		(0.35)		—
9/30/2005		11.28			0.20			(0.17)		0.03			(0.24)		(0.24)		—
9/30/2004		11.49			0.22			(0.09)		0.13			(0.34)		(0.34)		—
Class C
9/30/2008		[	]		[	]		[ ]		[	]		[ ]		[ ]		[	]
9/30/2007		10.99			0.37			0.03		0.40			(0.39)		(0.39)		—
9/30/2006		11.08			0.31			(0.05)		0.26			(0.35)		(0.35)		—
9/30/2005		11.30			0.20			(0.18)		0.02			(0.24)		(0.24)		—
9/30/2004		11.50			0.22			(0.08)		0.14			(0.34)		(0.34)		—

Natixis Income Funds	50	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

									Ratios to average net assets:
	Net asset value, end of period			Total return(%)[a,e]		Net assets, end of period (000’s)			Net expenses(%)[b,g]		Gross expenses(%)[b,f]		Net investment income(%)[b]		Portfolio turnover rate(%)
LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class A
9/30/2008	$	[	]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007		11.00		4.5			108,536		0.99		1.10		4.13		45
9/30/2006		11.00		3.2			114,180		1.04		1.09		3.57		50
9/30/2005		11.09		1.1			141,417		1.24		1.24		2.50		93
9/30/2004		11.30		1.9			106,701		1.32		1.32		2.60		80
Class B
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		10.99		3.7			6,787		1.74		1.85		3.37		45
9/30/2006		10.98		2.4			9,952		1.79		1.84		2.79		50
9/30/2005		11.07		0.3			15,114		1.99		1.99		1.75		93
9/30/2004		11.28		1.2			10,107		2.00		2.00		1.95		80
Class C
9/30/2008		[	]	[	]		[	]	[	]	[	]	[	]	[	]
9/30/2007		11.00		3.6			5,261		1.74		1.85		3.38		45
9/30/2006		10.99		2.5			4,230		1.79		1.84		2.81		50
9/30/2005		11.08		0.2			5,715		1.99		1.99		1.75		93
9/30/2004		11.30		1.3			6,949		2.00		2.00		1.94		80

a	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
b	Computed on an annualized basis for periods less than one year.
c	Per share net investment income has been calculated using the average shares outstanding during the period.
d	For the nine months ended September 30, 2003.
e	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
f	Represents the total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
g	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
*	The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund’s Class A, Class B and Class C shares which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisors, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund’s current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund’s current fiscal year end is September 30.

Natixis Income Funds	51	Prospectus – February 1, 2009

Glossary of Terms

Bottom-up analysis — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions — Payments to a Fund’s shareholders of net profits earned from selling securities in a Fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Rating Service, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price — The difference between a bond’s current market price and its face or redemption value.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Income distributions — Payments to a Fund’s shareholders resulting from the net interest or dividend income earned by a Fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A Fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Structured Notes — Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.

Swap agreements — Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

Natixis Income Funds	52	Prospectus – February 1, 2009

GLOSSARY OF TERMS

Top-down approach — The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return — The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Natixis Income Funds	53	Prospectus – February 1, 2009

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports — Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual report (when available for the Loomis Sayles International Bond Fund) or their SAIs, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings — A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

Investment Company Act File No. 811-04323

Investment Company Act File No. 811-06241

XB51-0209

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Strategic Income Fund

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Funds, please refer to the section “More About Risk.” This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Natixis Income Funds	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Core Plus Bond Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Peter W. Palfrey and Richard G. Raczkowski

Ticker Symbol:	Class Y
NERYX

Investment Goal

The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in U.S. corporate and U.S. government bonds, which include U.S. government sponsored agency debenture and pass-through securities among other things. It will adjust to changes in the relative strengths of the U.S. corporate or U.S. government bond markets by shifting the relative balance between the two. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. In addition, the Fund normally will invest at least 80% of its assets in investment-grade securities. “Investment-grade securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (such as Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Rating Group (“S&P”)) or, if unrated, are determined by Loomis Sayles to be of comparable quality. Investment-grade securities include cash and cash equivalent securities, and will generally maintain an effective duration of +/- 2 years relative to the Barclays Capital Aggregate Bond Index (formerly known as “Lehman Aggregate Bond Index”). Duration is an approximate measure of the sensitivity of a fixed income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would generally decline about 5%. If rates decrease by a percentage point, such fund’s share price would generally rise about 5%. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment grade (commonly known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of their top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It takes into account economic and market conditions as well as issuer-specific data, such as:

•	Fixed charge coverage

•	The relationship between cash flows and debt service obligations

•	The experience and perceived strength of management

•	Price responsiveness of the security to interest rate changes

•	Earnings prospects

•	Debt as a percentage of assets

•	Borrowing requirements, debt maturity schedules and liquidation value

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

•

Its research analysts work closely with the Fund’s portfolio managers to develop an outlook for the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by U.S. and foreign governments as well as the Federal Reserve Bank.

Natixis Income Funds	1	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

•

Next, the analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market. This value analysis uses quantitative tools such as internal and external computer systems and software.

•

Loomis Sayles continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer’s financial outlook is solid. This may create an opportunity for higher returns.

•

Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. Fund holdings are generally diversified across industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.

The Fund may also:

•	Invest in Rule 144A securities and structured notes.

•

Invest in foreign securities, including those in emerging markets, and related currency transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in futures.

•	Invest in mortgage-related securities, including mortgage dollar rolls.

•	Invest in futures, swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Natixis Income Funds	2	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s current adviser assumed that function on September 1, 2003. Prior to that it served as subadviser to the Fund, a function it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund’s performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

Natixis Income Funds	3	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The bar chart shows the Fund’s total returns for Class Y shares for each of the last ten calendar years.

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital Aggregate Bond Index, an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. The returns are also compared to the Barclays Capital U.S. Credit Index (formerly known as “Lehman U.S. Credit Index”), an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt and foreign debentures that meet specified maturity, liquidity and quality requirements. You may not invest directly in an index. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital Aggregate Bond Index and Barclays U.S. Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Average Annual Total Returns (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Core Plus Bond Fund Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Barclays Aggregate Bond Index**	[	]%	[	]%	[	]%
Barclays U.S. Credit Index**	[	]%	[	]%	[	]%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	4	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles High Income Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Matthew J. Eagan, Kathleen C. Gaffney and Elaine M. Stokes

Ticker Symbol:	Class Y
NEHYX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s Investors Services, Inc. (“Moody’s”), Standard Poor’s Ratings Group (“Standard & Poor’s”) and Fitch Investor Services, Inc. (“Fitch”) have rated the securities in one of its top four rating categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar-denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions. Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund’s management minimizes both market timing and interest rate forecasting. Instead, it uses a strategy based on gaining a thorough understanding of industry and company dynamics as well as individual security characteristics such as the following:

•	Issuer debt and debt maturity schedules

•	Earnings prospects

•	Responsiveness to changes in interest rates

•	Experience and perceived strength of management

•	Borrowing requirements and liquidation value

•	Market price in relation to cash flow, interest and dividends

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

•

Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria.

•

Loomis Sayles employs a selection strategy that focuses on a value-driven, bottom-up approach to identify securities that provide an opportunity for both generous yields and capital appreciation. Loomis Sayles analyzes an individual company’s potential for positive financial news to determine if it has growth potential. Examples of positive financial news include an upward turn in the business cycle, improvement in cash flows, rising profits or the awarding of new contracts.

•

Loomis Sayles emphasizes in-depth credit analysis, appreciation potential and diversification in its bond selection. Each bond is evaluated to assess the ability of its issuer to pay interest and, ultimately, principal (which helps the Fund generate an ongoing flow of income). Loomis Sayles also assesses a bond’s relation to market conditions within its industry and favors bonds whose prices may benefit from positive business developments.

•	Loomis Sayles seeks to diversify the Fund’s holdings to reduce the inherent risk in lower-quality fixed-income securities.

Natixis Income Funds	5	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The Fund may also:

•	Invest in structured notes, zero-coupon, pay-in-kind and Rule 144A securities.

•	Invest in derivative securities, including futures.

•	Invest in futures, swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Natixis Income Funds	6	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for each of the last ten calendar years for Class A shares, which are not offered in this Prospectus.† This is because Class Y shares were not outstanding during the periods shown. Class Y shares would have substantially similar annual returns because they are invested in the same portfolio of securities as Class A shares and would differ only to the extent that the classes do not have the same expenses. The Class Y returns may be greater than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

The table below shows how the average annual total returns (before and after taxes) of the Fund’s Class A shares for the one-year, five-year and ten-year periods compare to those of the Barclays Capital High Yield Composite Index (formerly known as “Lehman High Yield Composite Index”), an unmanaged, market-weighted index of fixed-rate, non-investment grade debt. You may not invest directly in an index. The Fund’s total returns reflect its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital High Yield Composite Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles High Income Fund Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Barclays Capital High Yield Composite Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest High Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

Natixis Income Funds	7	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	8	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles International Bond Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Kenneth M. Buntrock, David W. Rolley and Lynda L. Schweitzer

Ticker Symbol:	Class Y
LSIYX

Investment Goal

The Fund seeks high total investment return through a combination of high current income and capital appreciation. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. The Fund is non-diversified, which means that it is not limited under the Investment Company Act of 1940 (the “1940 Act”) to a percentage of assets that it may invest in any one issuer. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States. Securities held by the Fund may be denominated in any currency and may be of issuers located in countries with emerging securities markets. The Fund invests primarily in investment-grade fixed-income securities. “Investment-grade” securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (such as Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Rating Group (“S&P”) or, if unrated, are determined by Loomis Sayles to be of comparable quality, although it may invest up to 35% of its assets in lower-quality fixed-income securities (commonly known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of its top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or for hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles may consider, among other things, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, currency considerations and Loomis Sayles’ expectations regarding general trends in interest rates.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept currency risk. Loomis Sayles may hedge currency risk in certain instances, which may limit the Fund’s gains from foreign currency movements.

The fixed-income securities in which the Fund may invest include public or private debt obligations issued or guaranteed by U.S. or non-U.S. issuers, including, but not limited to, corporations, governments (including their agencies, instrumentalities and sponsored entities), supranational entities, partnerships and trusts. The Fund may also invest in preferred stocks, convertible securities, when-issued securities, Rule 144A securities, mortgage- or asset-backed securities and zero-coupon securities issued by any of the above-named entities.

Natixis Income Funds	9	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The Fund may also:

•	Invest in inflation- and index-linked securities, senior loans and structured notes.

•

Invest in common stocks. The Fund’s investment in common stocks will be limited to shares acquired as a result of a financial restructuring, bankruptcy or similar transaction or from an exchange or conversion of a permissible security held in the portfolio.

•	Invest in derivatives, including options, futures and options on futures, forward contracts and swap contracts (including credit default swaps).

•	Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs and a high level of taxable capital gains, which may lower the Fund’s return.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Fund may, but is not required to, hedge its exposure to foreign currencies (including “cross hedging” between two or more foreign currencies), and may invest in foreign currencies as an asset class.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Structured notes may be more illiquid than other fixed-income securities.

Natixis Income Funds	10	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Interest rate risk: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage backed securities (and other asset backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of money of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Non-diversification risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Natixis Income Funds	11	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Investment Grade Bond Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Matthew J. Eagan, Daniel J. Fuss, Kathleen C. Gaffney, Steven Kaseta and Elaine M. Stokes

Ticker Symbol:	Class Y
LSIIX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. “Investment-grade” securities are those securities that are rated as such at the time of purchase by at least one of the three major rating agencies (such as Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Services, Inc. (“Fitch”) or Standard and Poor’s Rating Group (“S&P”) or, if unrated, are determined by Loomis Sayles to be of comparable quality. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment-grade fixed-income securities, it may invest up to 10% of its assets in lower-quality fixed-income securities (also known as “junk bonds”). Lower-quality fixed-income securities are below investment grade quality (i.e., none of the three major ratings agencies (Moody’s, Fitch or S&P) have rated the securities in one of their respective top four ratings categories) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may invest in fixed-income securities of any maturity. The Fund will not invest in equity securities of any kind or make any equity investment.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles’ expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles’ expectations concerning the potential return of those investments.

Three themes typically drive the Fund’s investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

The Fund may also:

•

Invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

•	Invest in corporate securities, U.S. Government securities, and commercial paper.

•

Invest in zero -coupon securities, mortgage-backed securities including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, and convertible securities.

•

Engage in foreign currency hedging transactions, repurchase agreements and swap transactions (including credit default swaps). Loomis Sayles may elect not to hedge currency risk, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

•	Invest in Rule 144A securities and structured notes.

Natixis Income Funds	12	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Natixis Income Funds	13	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Liquidity risk: The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Non-U.S. shareholder risk: A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund’s adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class Y shares for each of the last ten calendar years.

†	The returns shown for the periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the class after taking into effect the Fund’s expense cap arrangement at the time of the conversion.

Natixis Income Funds	14	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital U.S. Government/Credit Index (formerly known as “Lehman U.S. Government/Credit Index”), an unmanaged index of publicly traded bonds, including U.S. government bonds, U.S. Treasury securities and corporate bonds. You may not invest directly in an index. The Fund’s total returns reflect expenses of the Fund’s Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sales of Fund shares. The Barclays Capital U.S. Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Investment Grade Bond Fund Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Barclays Capital U.S. Government/Credit Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class Y shares. The restatement of the Fund’s performance to reflect Class Y expenses is based on the net expenses of the Class after taking into effect the Fund’s expense cap arrangements at the time of the conversion.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	15	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Limited Term Government and Agency Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	John Hyll and Clifton V. Rowe

Ticker Symbol:	Class Y
NELYX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. In accordance with applicable Securities and Exchange Commission (“SEC”) requirements, the Fund will notify shareholders prior to any change to such policy taking effect.

Loomis Sayles follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that give the Fund’s portfolio the following characteristics, although not all securities selected will have these characteristics and Loomis Sayles may look for other characteristics if market conditions change:

•

Average credit rating of “AAA” by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Services, Inc. (“Fitch”), or “Aaa” by Moody’s Investors Service, Inc. (“Moody’s”) or, if the security is unrated, is determined by Loomis Sayles to be of comparable quality.

•	Effective duration range of two to four years.

In selecting investments for the Fund, Loomis Sayles employs the following strategies:

•

Its research analysts work closely with the Fund’s portfolio managers to develop an outlook on the economy from research produced by various Wall Street firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank.

•

The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace. This value analysis uses quantitative tools such as internal and external computer systems and software.

•	Loomis Sayles continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund.

•

Loomis Sayles seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

•	Loomis Sayles seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

The Fund may also:

•	Invest in investment-grade corporate notes and bonds (those rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s).

•	Invest in zero-coupon bonds, Rule 144A securities and structured notes.

Natixis Income Funds	16	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

•	Invest in foreign bonds denominated in U.S. dollars and related foreign currency transactions.

•	Invest in asset-backed securities (if rated AAA by S&P or Fitch or Aaa by Moody’s) and mortgage-related securities, including mortgage dollar rolls.

•	Invest in futures, swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Agency Securities Risk: Agency securities are subject to fixed-income securities risk, as described below. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest of the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. In addition, recently the U.S. Treasury Department announced that the government would be taking over certain government-sponsored companies and placing them into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Please see the SAI for details.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Emerging markets risk: The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers

Natixis Income Funds	17	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related securities are subject to the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A dollar roll involves potential risks of loss in addition to those related to the securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund’s current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund’s performance might have been different had the current advisory arrangements and investment policies been in place for all periods shown.

The bar chart shows the Fund’s total returns for Class Y shares for each of the last ten calendar years.

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

Natixis Income Funds	18	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

The table below shows how the average annual total returns (before and after taxes) for the one-year, five year and ten-year periods compare to those of the Barclays Capital 1-5 Year Government Bond Index (formerly known as “Lehman 1-5 Year Government Bond Index”), an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies with maturities between one and five years. You may not invest directly in an index. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares. Class Y total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital 1-5 Year Government Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Limited Term Government and Agency Fund Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distribution*	[	]%	[	]%	[	]%
Return After Taxes on Distribution & Sales of Fund Shares*	[	]%	[	]%	[	]%
Barclays Capital 1-5 Year Government Bond Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of the index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	19	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Strategic Income Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Matthew J. Eagan, Daniel J. Fuss, Kathleen C. Gaffney and Elaine M. Stokes

Ticker Symbol:	Class Y
NEZYX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including lower-quality securities, or “junk bonds”) with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency hedging transactions, and U.S. Government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions. Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund’s management uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price compared to economic value

•	Undervalued credit ratings with strong or improving credit profiles

•	Yield premium relative to its benchmark

In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:

•

Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria.

•

Loomis Sayles seeks to buy bonds that offer a positive yield advantage over the market and, in its view, have room to increase in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

•

Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues (including convertible securities), foreign debt securities and U.S. government securities.

•

The Fund’s portfolio managers maintain a core of the Fund’s investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Fund may also:

•	Invest in Rule 144A securities, structured notes, zero-coupon bonds and pay-in-kind bonds.

•	Invest in mortgage-related securities and stripped securities.

•	Invest in futures and swaps (including credit default swaps) and other derivatives.

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Natixis Income Funds	20	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Equity securities risk: The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

Natixis Income Funds	21	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

The value of some mortgage-related securities, and other asset-backed securities, in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class Y shares for each calendar year since the first full year of operations.

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and since inception periods compare to those of the Barclays Capital Aggregate Bond Index (formerly known as “Lehman Aggregate Bond Index”), an unmanaged index of investment-grade bonds with one- to ten year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Barclays Capital U.S. Universal Bond Index (formerly known as “Lehman U.S. Universal Bond Index”), an unmanaged, market-weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. You may not invest directly in an index. The Fund’s total returns reflect the expenses of the Fund’s Class Y shares. Class Y total returns have also been calculated to reflect returns after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital Aggregate Bond Index and the Barclays Capital U.S. Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Natixis Income Funds	22	Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Since Class Inception (12/1/99)
Loomis Sayles Strategic Income Fund Class Y – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index**	[	]%	[	]%	[	]%
Barclays Capital U.S. Universal Bond Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.
*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
**	The returns of each index do not reflect a deduction for fees, expenses or taxes. The returns of each index are calculated from December 1, 1999.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Natixis Income Funds	23	Prospectus – February 1, 2009

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)

All Funds
Class Y
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fees (Loomis Sayles High Income Fund only)	2% of redemption proceeds†*
Redemption fees (all other Funds in the Prospectus)	None*

†	Will be charged on redemptions and exchanges of shares held for 60 days or less. For more information, see the section “Redemption Fees.”
*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 overnight delivery. These fees are subject to change.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

	Core Plus Bond Fund[1]		High Income Fund[2]		International Bond Fund[3]
	Class Y		Class Y		Class Y
Management fees	0.43%		0.60%		0.60%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.00%
Other expenses	[	]%	[	]%*†	[	]%*
Total annual fund operating expenses	[	]%	[	]%	[	]%
Less: Fee reduction and/or expense reimbursement	[	]%‡	[	]%	[	]%
Net Expenses	[	]%‡	[	]%	[	]%

	Investment Grade Bond Fund[4]		Limited Term Government and Agency Fund[5]		Strategic Income Fund[6]
	Class Y		Class Y		Class Y
Management fees	0.40%		0.50%		0.56%
Distribution and/or service (12b-1) fees	0.00%		0.00%		0.00%
Other expenses	[	]%	[	]%	[	]% †
Total annual fund operating expenses	[	]%	[	]%	[	]%
Less: Fee reduction and/or expense reimbursement	[	]%	[	]% ‡	[	]%
Net Expenses	[	]%	[	]% ‡	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year.
†	Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Natixis Income Funds	24	Prospectus – February 1, 2009

FUND FEES & EXPENSES

‡	Fee Reduction and/or Expense Reimbursement and Net Expenses have been restated to reflect the current expense cap arrangement.
1	Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), the Fund’s advisory administrator, have given a binding contractual undertaking to the Loomis Sayles Core Plus Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% annually of the Fund’s average daily net assets for Class Y. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking expenses would have been higher.
2	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles High Income Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.90% annually of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
3	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles International Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.85% annually of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
4	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Investment Grade Bond Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.55% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis.
5	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Limited Term Government and Agency Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% annually of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.
6	Loomis Sayles has given a binding contractual undertaking to the Loomis Sayles Strategic Income Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.00% annually of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2010 and is reevaluated on an annual basis.

Loomis Sayles (or Loomis Sayles and Natixis Advisors, in the case of Loomis Sayles Core Plus Bond Fund) will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a class’ expenses in later periods fall below the annual rates set forth in the relevant undertaking. A class will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.

Example

This example*, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in a Fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain the same; and

•	All dividends and distributions are reinvested.

Natixis Income Funds	25	Prospectus – February 1, 2009

FUND FEES & EXPENSES

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Core Plus Bond Fund			High Income Fund			International Bond Fund			Investment Grade Bond Fund			Limited Term Government and Agency Fund			Strategic Income Fund
	Class Y			Class Y			Class Y			Class Y			Class Y			Class Y
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

*	The examples for [ ] are based on Net Expenses for the one-year period and on the Total Annual Fund Operating Expenses for the remaining years. The examples for all other Funds are based on the Total Annual Fund operating Expenses for all periods.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds’ website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Natixis Income Funds	26	Prospectus – February 1, 2009

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The principal risks of investing in each Fund are described in each Fund’s summary under “Principal Investment Risks.” The following is a list of non-principal risks to which each Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk (All Funds)

The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Extension Risk (All Funds)

The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

High Yield Risk (Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds)

The risk associated with investing in lower quality fixed income securities (commonly known as “junk bonds”) and unrated securities of similar quality, which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce a Fund’s ability to sell them.

Information Risk (All Funds)

The risk that key information about a security is inaccurate or unavailable.

Leverage Risk (All Funds)

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Fund uses a derivative security for purposes other than as a hedge, or, if a Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk (All Funds)

The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value a Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to a Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Opportunity Risk (All Funds)

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks (All Funds, except Investment Grade Bond Fund for options and futures)

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate, or index. Examples of derivatives include options, futures, swap transactions (including credit default swaps) and structured notes. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Natixis Income Funds	27	Prospectus – February 1, 2009

MORE ABOUT RISK

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Political Risk (All Funds)

The risk of losses directly attributable to government or political actions.

Prepayment Risk (All Funds)

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk (Core Plus Bond, High Income and Strategic Income Funds)

These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk (All Funds)

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

Management Team

Meet the Funds’ Investment Adviser

The Natixis Funds family (as defined below) currently includes 25 mutual funds. The Natixis Funds family had combined assets of $24.3 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors (the “Distributor”). This Prospectus covers the Class Y shares of the Natixis Income Funds (the “Funds” or each a “Fund”), which, along with the Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Strategic Income Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), ASG Global Alternatives Fund and Gateway Fund constitute the “Natixis Funds.”

Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $         billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each of these Funds.

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the advisor to the Loomis Sayles Core Plus Bond Fund. Natixis Advisors is a subsidiary of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse d’Epargne, a financial institution owned by French regional savings banks known as Caisse d’Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as Banque Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $[285.3 billion] in assets under management at December 31, 2008. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. Natixis Advisors does not determine what investments will be purchased or sold by the Funds.

Natixis Income Funds	28	Prospectus – February 1, 2009

MANAGEMENT TEAM

The aggregate advisory fees paid by the Funds during the fiscal year ended September 30, 2008, as a percentage of each Fund’s average daily net assets, were [  .  ]% for Loomis Sayles Core Plus Bond Fund1 (after reductions), [  .  ]% for Loomis Sayles High Income Fund (after reductions), [  .  ]% for Loomis Sayles International Bond Fund (after reductions), [    ]% for Loomis Sayles Investment Grade Bond Fund (after reductions), [  .  ]% for Loomis Sayles Limited Term Government and Agency Fund (after reductions), and [  .  ]% for Loomis Sayles Strategic Income Fund (after reductions).

1	The advisory fee for the Loomis Sayles Core Plus Bond Fund consisted of a fee of [0.216]% payable to Loomis Sayles, as investment adviser to the Fund and an advisory administration fee of [0.216]% payable to Natixis Advisors, as advisory administrator to the Fund.

Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Funds’ shares or are affiliated with Natixis US or Loomis Sayles parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. Each Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Funds. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Funds’ risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Funds may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates, L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board

Natixis Income Funds	29	Prospectus – February 1, 2009

MANAGEMENT TEAM

of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each Fund’s portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Kenneth M. Buntrock — Kenneth M. Buntrock has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr. Buntrock holds the designation of Chartered Financial Analyst. He received a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 32 years of investment experience.

Matthew J. Eagan — Matthew J. Eagan has served as co-portfolio manager of the Loomis Sayles High Income Fund since May 2002 and has served as an associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006 and the Loomis Sayles Strategic Income Fund since February 2007. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over 18 years of investment experience.

Daniel J. Fuss — Daniel J. Fuss has served as portfolio manager of the Loomis Sayles Strategic Income Fund since May 1995 and has served as co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since its inception in December 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over 49 years of investment experience.

Kathleen C. Gaffney — Kathleen C. Gaffney has been assisting Daniel Fuss as a portfolio manager of the Loomis Sayles Strategic Income Fund since April 1996, has served as co-portfolio manager of the Loomis Sayles High Income Fund since May 2002 and has served as an associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over 23 years of investment experience.

John Hyll — John Hyll has served as co-portfolio manager of the Loomis Sayles Limited Term Government and Agency Fund since April 2003. Mr. Hyll, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 1987. Mr. Hyll received a B.A. and an M.B.A. from Baldwin-Wallace College. He has over 24 years of investment experience.

Steven J. Kaseta — Steven J. Kaseta has served as co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since February 2002. Mr. Kaseta, Vice President of Loomis Sayles, began his investment career in 1982 and joined Loomis Sayles in 1994. He received an A.B. from Harvard University and an M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kaseta has over 25 years of investment experience.

Peter W. Palfrey — Peter W. Palfrey has served as co-portfolio manager of the Loomis Sayles Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Palfrey, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1983 and joined Loomis Sayles in 2001. Mr. Palfrey holds the designation of Chartered Financial Analyst. He received his B.A. from Colgate University and has over 24 years of investment experience.

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MANAGEMENT TEAM

Richard G. Raczkowski — Richard G. Raczkowski has served as a co-portfolio manager of the Loomis Sayles Core Plus Bond Fund since May 1999 (including service until May 2001 with Back Bay Advisors, the former subadviser of the Core Plus Bond Fund). Mr. Raczkowski, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1985 and joined Loomis Sayles in 2001. He received a B.A. from the University of Massachusetts and an M.B.A. from Northeastern University and has over 21 years of investment experience.

David W. Rolley — David W. Rolley has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Mr. Rolley, Vice President of Loomis Sayles, began his investment career in 1980 and joined Loomis Sayles in 1994. Mr. Rolley holds the designation of Chartered Financial Analyst. He received a B.A. from Occidental College, studied graduate economics at the University of Pittsburgh and has over 26 years of investment experience.

Clifton V. Rowe — Clifton V. Rowe has served as co-portfolio manager of the Loomis Sayles Limited Term Government and Agency Fund since June 2001. Mr. Rowe, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1992 and joined Loomis Sayles in 1992. Prior to becoming a Portfolio Manager, he served as a Trader from 1999 until 2001. He holds the designation of Chartered Financial Analyst. Mr. Rowe received a B.B.A. from James Madison University, an MBA from the University of Chicago and has over 15 years of investment experience.

Lynda L. Schweitzer — Lynda L. Schweitzer has served as co-portfolio manager of the Loomis Sayles International Bond Fund since its inception in February 2008. Ms. Schweitzer, Vice President of Loomis Sayles, began her investment career in 1986 and joined Loomis Sayles in 2001. Ms. Schweitzer holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Rochester, an M.B.A. from Boston University and has over 20 years of investment experience.

Elaine M. Stokes — Elaine M. Stokes has served as associate portfolio manager of the Loomis Sayles Investment Grade Bond Fund since September 2006, the Loomis Sayles High Income Fund since February 2007 and the Loomis Sayles Strategic Income Fund since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over 20 years of investment experience.

Please see the Funds’ SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Compensation to Securities Dealers

The Distributor, the Funds’ adviser and their respective affiliates will, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it

Natixis Income Funds	31	Prospectus – February 1, 2009

FUND SERVICES

receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Read the following eligibility and minimum investment requirements to determine if you may purchase Class Y shares.

Class Y shares of the Funds may be purchased by the following entities at the following investment minimums:

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the adviser(s) or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k), 457 or 403(b) plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Funds as set forth above.

•

Service Accounts through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with a Fund. A fee may be charged to shareholders purchasing through a service account if they effect transactions through such parties and they should contact such parties regarding information about such fees.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Funds below the stated minimums. In addition, at the discretion of Natixis Advisors, clients of Natixis Advisors and its affiliates may also purchase Class Y shares of the Funds below the stated minimums.

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Certificates

Certificates will not be issued for any class of shares.

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FUND SERVICES

Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail

•        Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•        Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•        Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•        Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•        Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•        Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.

By Wire

•        Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121- 9579.

•        Call Natixis Funds to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

•        Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

•        Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•        Call Natixis Funds at 800-225-5478 to add shares to your account through ACH.

•        If you have not signed up for the ACH system, please call Natixis Funds for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•        Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•        Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your application.

•        Ask your bank or credit union whether it is a member of the ACH system.

•        If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•        See the section “Additional Investor Services.”

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FUND SERVICES

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.

By Mail

•        Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•        The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•        Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•        Your proceeds (less any applicable redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•        Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

•        Call Natixis Funds to request an exchange.

By Wire

•        Complete the “Bank Information” section on your account application.

•        Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•        Proceeds (less any applicable redemption fee) will generally be wired on the next business day. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House

•        Ask your bank or credit union whether it is a member of the ACH system.

•        Complete the “Bank Information” section on your account application.

•        If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

•        Call Natixis Funds to request an ACH redemption.

•        Proceeds (less any applicable redemption fee) will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•        Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•        Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•        Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Natixis Income Funds	34	Prospectus – February 1, 2009

FUND SERVICES

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative, or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. Certain Funds that offer Institutional Class shares may be subject to redemption fees. The exchange must be for at least the minimum to open an account or the total net asset value of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

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FUND SERVICES

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive, short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Due to legal and operational constraints on the Investment Grade Bond Fund’s ability to review and monitor the trading activity of Class J shareholders who trade in the Investment Grade Bond Fund through omnibus accounts, and after a consideration of the policies of the financial intermediaries through which Class J shares are purchased and the risks posed to other shareholders in the Investment Grade Bond Fund, the Fund’s Board of Trustees has determined not to apply to Class J shareholders the specific limits on frequent trading applicable to other classes of the Investment Grade Bond Fund. In addition, the Investment Grade Bond Fund and the Distributor will not be able to monitor trade activity of Class J shareholders to the same extent as holders of other classes, which will severely limit the ability of the Investment Grade Bond Fund and the Distributor to detect or prevent market timing or other trading practices that may disadvantage the Investment Grade Bond Fund. Class J shares are offered to Japanese investors through a separate prospectus.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

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FUND SERVICES

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

The High Income Fund also seeks to prevent excessive and disruptive trading practices through the assessment of redemption fees on shares redeemed or exchanged within a given period after their purchase. See the section “Redemption Fees” for more information.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

•         When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•         During an emergency as permitted by the SEC.

•         During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Natixis Income Funds	37	Prospectus – February 1, 2009

FUND SERVICES

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Redemption Fees

For Class Y shares High Income Fund

Shareholders will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class Y shares of the Fund within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to help deter harmful short-term trading and to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder’s redemption or exchange proceeds and is paid to the Fund, although there may be a delay between the time the fee is deducted from such proceeds and when it is paid to the Fund.

The “first-in, first-out” (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange.

The Fund currently does not impose a redemption fee on a redemption of:

•	shares acquired by reinvestment of dividends or distributions of the Fund; or

•	shares held in an account of certain retirement plans or profit sharing plans or purchased through certain intermediaries; or

•	shares redeemed as part of a systematic withdrawal plan; or

•	shares redeemed due to the death or disability of the shareholder; or

•	shares redeemed by the Fund due to the shareholder’s failure to satisfy the Fund’s minimum balance policy or in connection with the merger or liquidation of the Fund; or

•

shares redeemed to return an excess contribution in a Natixis/Loomis-sponsored retirement plan, such as an IRA or 403(b)(7) plan, or to effect a required minimum distribution from such a retirement plan; or

•

shares redeemed in participant-directed retirement plans where the application of a redemption fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under ERISA.

The redemption fee also does not apply to changes of account registration or transfers within the same Fund or to shares converted from one share class to another share class of the same Fund. In these transactions, subject to systematic limitations, the redemption fee aging period will carry over to the acquired shares, such that if the acquired shares are redeemed or exchanged before the expiration of the aging period, a redemption fee will be applied.

The Fund may modify or eliminate these waivers at any time. In addition, the Fund may modify the way the redemption fee is applied, including the amount of the redemption fee and/or the length of time shares must be held before the redemption fee is no longer applied, for certain categories of investors or for shareholders investing through financial intermediaries which apply the redemption fee in a manner different from that described above.

The ability of the Fund to assess a redemption fee on transactions by underlying shareholders who own their shares through omnibus or other accounts maintained by financial intermediaries may be limited. The Fund generally does not apply redemption fees at the omnibus account level. Instead, the Fund looks to financial intermediaries to assess redemption fees on underlying shareholder accounts and remit these fees to the Fund. There are no assurances that the Fund will successfully identify all financial intermediaries or that financial intermediaries will properly assess redemption fees.

Natixis Income Funds	38	Prospectus – February 1, 2009

FUND SERVICES

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.

Natixis Income Funds	39	Prospectus – February 1, 2009

FUND SERVICES

•	Futures — current settlement price.

•	Forward foreign currency contracts — interpolated prices determined from information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than capital gains) in the form of dividends. Each Fund except the Loomis Sayles Limited Term Government and Agency Fund declares and pays dividends for each class monthly. The Loomis Sayles Limited Term Government and Agency Fund declares dividends for each class daily and pays them monthly. Each Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478. If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Natixis Income Funds	40	Prospectus – February 1, 2009

FUND SERVICES

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gains. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, providing holding period and other requirements are met at both the shareholder and Fund levels. The Funds do not expect a significant portion of their distributions to be treated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be treated as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized on a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund’s investment in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital Gain Dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For further information, Foreign Persons should consult the SAI.

Natixis Income Funds	41	Prospectus – February 1, 2009

FUND SERVICES

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Funds. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [    ], an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Natixis Income Funds	42	Prospectus – February 1, 2009

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:
	Net asset value, beginning of period			Net investment income[b]			Net realized and unrealized gain (loss)		Total from investment operations			Dividends from net investment income		Total distributions		Redemption fees[e]
CORE PLUS BOND FUND
Class Y
9/30/2008	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		11.29			0.54			0.13		0.67			(0.60)		(0.60)		0.00
9/30/2006		11.46			0.51			(0.04)		0.47			(0.64)		(0.64)		0.00
9/30/2005		11.74			0.49			(0.18)		0.31			(0.59)		(0.59)		0.00
9/30/2004		11.69			0.50			0.13		0.63			(0.58)		(0.58)		0.00

Natixis Income Funds	44	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

							Ratios to average net assets:
	Net asset value, end of period	Total return(%)[f]		Net assets, end of period (000’s)			Net expenses(%)[a,g]		Gross expenses(%)[a,c]		Net investment income(%)[a]		Portfolio turnover rate(%)
CORE PLUS BOND FUND
Class Y
9/30/2008	$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007	11.36	6.1			15,946		0.70		0.75		4.75		69
9/30/2006	11.29	4.3			11,986		0.80	[h]	0.80	[h]	4.58		91
9/30/2005	11.46	2.7			9,060		0.88		0.99		4.18		64
9/30/2004	11.74	5.5			10,941		0.94		0.98		4.30		69

a	Computed on an annualized basis for periods less than one year.
b	Per share net investment income has been calculated using the average shares outstanding during the period.
c	Represents the total expenses prior to advisory fee reductions and/or reimbursement of a portion of the Fund’s expenses.
d	For the nine months ended September 30, 2003.
e	Amount rounds to less than $0.01, if applicable.
f	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
g	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
h	Includes expense recapture of 0.06%, if applicable.

Natixis Income Funds	45	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:									Less Distributions:
	Net asset value, beginning of period			Net investment income (loss)[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Distributions from net realized capital gains		Total distributions
INVESTMENT GRADE BOND FUND
Class Y
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[ ]
9/30/2007		11.36			0.61			0.41			1.02			(0.65)		—		(0.65)
9/30/2006		11.71			0.55			0.11			0.66			(0.79)		(0.22)		(1.01)
9/30/2005		11.85			0.54			0.28			0.82			(0.79)		(0.17)		(0.96)
9/30/2004		11.54			0.57			0.45			1.02			(0.64)		(0.07)		(0.71)

Natixis Income Funds	46	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

							Ratios to average net assets:
	Net asset value, end of period	Total return(%)[a]		Net assets, end of period (000’s)			Net expenses(%)[b]		Gross expenses(%)		Net investment income(%)		Portfolio turnover rate(%)
INVESTMENT GRADE BOND FUND
Class Y
9/30/2008	$ [ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007	11.73	9.3			448,873		0.55	[d]	0.55	[d]	5.33		35
9/30/2006	11.36	6.1			76,548		0.55		0.63		4.94		35
9/30/2005	11.71	7.1			26,012		0.55		0.82		4.61		28
9/30/2004	11.85	9.2			12,543		0.55		1.08		4.92		29

a	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
b	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.
c	Per share net investment income has been calculated using the average shares outstanding during the period.
d	Includes expense recapture of less than 0.01% for Class Y.

Natixis Income Funds	47	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:								Less Distributions:
	Net asset value, beginning of period			Net investment income[b]			Net realized and unrealized gain (loss)		Total from investment operations			Dividends from net investment income		Total distributions		Redemption fees
LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class Y
9/30/2008	$	[	]	$	[	]	$	[ ]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		11.03			0.49			0.03		0.52			(0.52)		(0.52)		—
9/30/2006		11.13			0.43			(0.06)		0.37			(0.47)		(0.47)		—
9/30/2005		11.34			0.31			(0.17)		0.14			(0.35)		(0.35)		—
9/30/2004		11.55			0.32			(0.09)		0.23			(0.44)		(0.44)		—

Natixis Income Funds	48	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

							Ratios to average net assets:
	Net asset value, end of period	Total return(%)[e]		Net assets, end of period (000’s)			Net expenses(%)[a,f]		Gross expenses(%)[a,g]		Net investment income(%)[a]		Portfolio turnover rate(%)
LIMITED TERM GOVERNMENT AND AGENCY FUND*
Class Y
9/30/2008	$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007	11.03	4.8			4,201		0.71		0.75		4.43		45
9/30/2006	11.03	3.4			2,461		0.74		0.74		3.89		50
9/30/2005	11.13	1.2			2,533		1.02		1.59	[d]	2.77		93
9/30/2004	11.34	2.1			4,233		1.13		1.13		2.82		80

a	Computed on an annualized basis for periods less than one year.
b	Per share net investment income has been calculated using the average shares outstanding during the period.
c	For the nine months ended September 30, 2003.
d	Represents total expenses prior to reduction of a portion of the class’s transfer agent expenses.
e	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
f	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
g	Represents total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
*	The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund’s Class Y shares which were reorganized into Class Y shares of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund’s current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund’s current fiscal year end is September 30.

Natixis Income Funds	49	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

				Income (Loss) from Investment Operations:									Less Distributions:
	Net asset value, beginning of period			Net investment income[b]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Total distributions		Redemption fees[e]
STRATEGIC INCOME FUND*
Class Y
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		14.59			0.85			0.59			1.44			(0.86)		(0.86)		0.00
9/30/2006		14.17			0.76			0.51			1.27			(0.85)		(0.85)		0.00
9/30/2005		13.57			0.70			0.70			1.40			(0.80)		(0.80)		0.00
9/30/2004		12.58			0.78			1.11			1.89			(0.90)		(0.90)		0.00

Natixis Income Funds	50	Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

							Ratios to average net assets:
	Net asset value, end of period	Total return(%)[d]		Net assets, end of period (000’s)			Net expenses(%)[a,g]		Gross expenses(%)[a,f]		Net investment income(%)[a]		Portfolio turnover rate(%)
STRATEGIC INCOME FUND*
Class Y
9/30/2008	$[ ]	[	]	$	[	]	[	]	[	]	[	]	[	]
9/30/2007	15.17	10.2			638,868		0.74		0.74		5.67		22
9/30/2006	14.59	9.3			271,065		0.78		0.78		5.3		21
9/30/2005	14.17	10.5			50,369		0.91		0.91		4.98		14
9/30/2004	13.57	15.5			10,833		1.00		1.08		5.93		28

a	Computed on an annualized basis for period less than one year.
b	Per share net investment income has been calculated using the average shares outstanding during the period.
c	For the nine months ended September 30, 2003.
d	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
e	Amount rounds to less than $0.01, per share, if applicable.
f	Represents total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.
g	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.
*	The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund’s Class Y shares, which were reorganized into Class Y shares of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisors, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund’s current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund’s current fiscal year end is September 30.

Natixis Income Funds	51	Prospectus – February 1, 2009

Glossary of Terms

Bottom-up analysis — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions — Payments to a Fund’s shareholders of net profits earned from selling securities in a Fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Rating Service, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Discounted price — The difference between a bond’s current market price and its face or redemption value.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Income distributions — Payments to a Fund’s shareholders resulting from the net interest or dividend income earned by a Fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A Fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Structured Notes — Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.

Swap agreements — Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

Natixis Income Funds	52	Prospectus – February 1, 2009

GLOSSARY OF TERMS

Top-down approach — The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return — The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Natixis Income Funds	53	Prospectus – February 1, 2009

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Funds’ annual or semiannual report (when available for the Loomis Sayles International Bond Fund) or their SAIs, to request other information about the Funds and to make shareholder inquiries generally, contact your financial representative, visit the Funds website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

Investment Company Act File No. 811-04323

Investment Company Act File No. 811-06241

YB51-0209

Prospectus | February 1, 2009

Loomis Sayles Strategic Income Fund

Advised by Loomis, Sayles and Company, L.P.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

If you have any questions about any of the terms used in this Prospectus, please refer to the “Glossary of Terms.”

To learn more about the possible risks of investing in the Fund, please refer to the section “More About Risk.” This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Loomis Sayles Strategic Income Fund                          Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

Loomis Sayles Strategic Income Fund

Adviser:	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Managers:	Matthew J. Eagan, Daniel J. Fuss, Kathleen C. Gaffney and Elaine M. Stokes

Ticker Symbol:	Class A	Class B	Class C
	NEFZX	NEZBX	NECZX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth. The Fund’s investment goal may be changed without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including lower-quality securities, or “junk bonds”) with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency hedging transactions, and U.S. Government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The portfolio managers may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund’s management uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

•	Discounted price compared to economic value

•	Undervalued credit ratings with strong or improving credit profiles

•	Yield premium relative to its benchmark

In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:

•

Loomis Sayles utilizes the skills of its in-house team of more than 40 research analysts to cover a broad universe of industries, companies and markets. The Fund’s portfolio managers take advantage of these extensive resources to identify securities that meet the Fund’s investment criteria.

•

Loomis Sayles seeks to buy bonds that offer a positive yield advantage over the market and, in its view, have room to increase in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

•

Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues (including convertible securities), foreign debt securities and U.S. government securities.

•

The Fund’s portfolio managers maintain a core of the Fund’s investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund generally seeks to maintain a high level of diversification as a form of risk management.

The Fund may also:

•	Invest in Rule 144A securities, structured notes, zero-coupon bonds and pay-in-kind bonds.

•	Invest in mortgage-related securities and stripped securities.

•	Invest in futures and swaps (including credit default swaps) and other derivatives.

Loomis Sayles Strategic Income Fund            1            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including non-principal risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Credit risk: This is the risk that the issuer of a security, or the counterparty to a derivatives contract (such as a swap), will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Derivative securities risk: Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or the currency exchange rate. Derivative securities are also subject to credit risk and liquidity risk. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or in the stock market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. This may impact the Fund’s performance and result in higher Fund turnover, which may increase the tax liability to shareholders and the brokerage expenses incurred by the Fund. Rule 144A securities may be less liquid than other equity securities. Small capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies which could adversely affect the value of the Fund. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Value stocks present the risk that they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Fixed-income securities risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. Lower-quality fixed-income securities may be subject to these risks to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. Rule 144A securities and structured notes may be more illiquid than other fixed-income securities.

Foreign securities risk: This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from

Loomis Sayles Strategic Income Fund            2            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment.

Management risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Mortgage-related and asset-backed securities risk: In addition to the risks associated with investments in fixed-income securities generally, mortgage-related and asset-backed securities are subject to prepayment risks, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage related securities. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

The value of some mortgage-related securities, and other asset-backed securities, in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

For additional information, see the section “More About Risk.”

Evaluating the Fund’s Past Performance

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years. The returns for Classes B and C shares differ from the Class A shares returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Loomis Sayles Strategic Income Fund            3            Prospectus – February 1, 2009

GOALS, STRATEGIES & RISKS

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

The table below shows how the average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Barclays Capital Aggregate Bond Index (formerly known as “Lehman Aggregate Bond Index”), an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations. They are also compared to the Barclays Capital U.S. Universal Bond Index (formerly known as “Lehman U.S. Universal Bond Index”), an unmanaged, market-weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. You may not invest directly in an index. The Fund’s total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund’s shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Barclays Capital Aggregate Bond Index and the Barclays Capital U.S. Universal Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

Average Annual Total Returns† (for the periods ended December 31, 2008)	Past 1 Year		Past 5 Years		Past 10 Years
Loomis Sayles Strategic Income Fund
Class A – Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions*	[	]%	[	]%	[	]%
Return After Taxes on Distributions & Sales of Fund Shares*	[	]%	[	]%	[	]%
Class B – Return Before Taxes	[	]%	[	]%	[	]%
Class C – Return Before Taxes	[	]%	[	]%	[	]%
Barclays Capital Aggregate Bond Index**	[	]%	[	]%	[	]%
Barclays Capital U.S. Universal Bond Index**	[	]%	[	]%	[	]%

†	The returns shown for the periods prior to September 15, 2003 reflect the results of the CDC Nvest Strategic Income Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

**	The returns of each index do not reflect a deduction for fees, expenses or taxes.

For information about Fund expenses, see the section “Fund Fees & Expenses.”

Loomis Sayles Strategic Income Fund            4            Prospectus – February 1, 2009

Fund Fees & Expenses

The following table describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1,2]	4.50%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase
price or redemption proceeds, as applicable)[2]	[3]		5.00%		1.00%
Redemption fee	None	*	None	*	None	*

1	A reduced sales charge on Class A shares applies in some cases. See the sub-section “How Sales Charges Are Calculated” within the section “Fund Services.”

2	Does not apply to reinvested distributions.

3	A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section “How Sales Charges Are Calculated” within the section “Fund Services.”

*	Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

Strategic Income Fund[1]
	Class A		Class B		Class C
Management fees	[0.56	]%	0.56%		0.56%
Distribution and/or service (12b-1) fees	0.25%		1.00	%*	1.00	%*
Other expenses	[0.20	]%**	[0.21	]%**	[0.19	]%**
Total Annual Fund Operating Expenses	[1.01	]%	[1.77	]%	[1.75	]%
Less: Fee Reduction and/or Expense Reimbursement	[0.00	]%	[0.00	]%	[0.00	]%
Net Expenses	[1.01	]%	[1.77	]%	[1.75	]%

*	Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority (“FINRA”).

**	Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles (“Acquired Fund Fees and Expenses”) of less than 0.01% of the Fund’s average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

1	Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, excluding Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.25%, 2.00% and 2.00% annually of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through [January 31, 2010] and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, management fees reduced and/or expenses it has borne through the undertaking described above to the extent that a class’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A class will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fees and expenses were deferred.

Loomis Sayles Strategic Income Fund            5            Prospectus – February 1, 2009

FUND FEES & EXPENSES

Example

This example*, which is based upon the expenses shown in the “Annual Fund Operating Expenses” table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain the same; and

•	All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategic Income Fund
	Class A			Class B						Class C
				(1)			(2)			(1)			(2)
1 year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
3 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
5 years	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
10 years**	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

1	Assumes redemption at end of period.

2	Assumes no redemption at end of period.

*	The example does not reflect the sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The example is based on the Total Annual Fund Operating Expenses for all periods.

**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

A “snapshot” of the Fund’s investments may be found in its annual and semiannual reports. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund’s website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”); for the period that includes the date of the information. In addition, a list of the Fund’s top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund’s website at www.funds.natixis.com (click on “Fund Information,” then “Our fund line-up,” then the name of the Fund and scroll down to “Portfolio Highlights”).

Loomis Sayles Strategic Income Fund            6            Prospectus – February 1, 2009

More About Risk

The Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk

The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unwilling or unable to honor a financial obligation. Funds that invest in securities rated below investment-grade quality (i.e., below a rating of Baa by Moody’s or below BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund’s adviser are subject to greater credit risk than funds that do not invest in such securities.

Currency Risk

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security’s value.

Foreign Risk

The risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, the Fund that invests in foreign securities could lose its entire investment. When the Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability. The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

High Yield Risk

The risk associated with investing in lower quality fixed income securities (commonly known as “junk bonds”) and unrated securities of similar quality, which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them.

Information Risk

The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk

The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Loomis Sayles Strategic Income Fund            7            Prospectus – February 1, 2009

MORE ABOUT RISK

Leverage Risk

The risk associated with securities or practices (e.g., borrowing or derivatives) that multiply small index or market movements into larger changes in value. When a derivative security (a security whose value is based on another security, currency, index or other instrument) is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative security for purposes other than as a hedge, or, if the Fund hedges imperfectly, that Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain. Structured notes may be considered derivative securities and may be subject to this type of risk.

Liquidity Risk

The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. Liquidity issues could also make it difficult to value the Fund’s securities. Liquidity issues may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks

The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, currency, reference rate, or index. Examples of derivatives include options, futures, swap transactions (including credit default swaps) and structured notes. The Fund may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk (“hedging”). The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to earn income, enhance yield or broaden the Fund’s diversification by gaining exposure to issuers, indices, sectors, currencies and/or geographic regions. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes.

Funds that use derivatives also face additional risks, such as liquidity risk, market risk, management risk, the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk of ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. This could, for example, cause a derivative transaction to imperfectly hedge the risk which it was intended to hedge. A Fund’s use of derivative instruments may involve risks greater than the risks associated with investing directly in securities and other traditional investments, may cause the Fund to lose more than the principal amount invested and may subject a Fund to the potential for unlimited loss. A Fund may be required to sell other securities at inopportune times to meet collateral requirements on its derivative transactions. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Political Risk

The risk of losses directly attributable to government or political actions.

Prepayment Risk

The risk that unanticipated prepayments may occur, reducing the return from mortgage- or asset-backed securities, or real estate investment trusts.

Small Capitalization Companies Risk

These companies carry special risks, including narrower markets, more limited financial and management resources, less liquidity and greater volatility than large company securities.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

Management Team

Meet the Fund’s Investment Adviser

The Natixis Funds family (as defined below) currently includes Natixis Funds mutual funds. The Natixis Funds family had combined assets of $24.3 billion as of September 30, 2008. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Loomis Sayles Strategic Income Fund (the “Fund”), which, along with the Natixis Income Funds, Natixis Equity Funds, Natixis Diversified Portfolios, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund, Natixis Cash Management Trust — Money Market Series (the “Money Market Fund”), Gateway Fund, ASG Global Alternatives Fund and Delafield Select Fund constitute the “Natixis Funds.”

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MANAGEMENT TEAM

Adviser

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $[            ] billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.

The aggregate advisory fees paid by the Fund during the fiscal year ended September 30, 2008, as a percentage of the Fund’s average daily net assets, was [0.56]%.

A discussion of the factors considered by the Fund’s Board of Trustees in approving the Fund’s investment advisory contract is available in the Fund’s annual report for the fiscal year ended September 30, 2008.

Portfolio Trades

In placing portfolio trades, Loomis Sayles may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US or Loomis Sayles parent company. In placing trades, Loomis Sayles will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Securities Lending. The Fund may lend a portion of its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Strategies” in the Statement of Additional Information (“SAI”) for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of the Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates (“Central Funds”). The Central Funds currently include two money market funds: the Money Market Fund and the Daily Income Fund. The Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang and the Daily Income Fund is advised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Dreman Value Management, LLC (“Dreman”), Gateway Investment Advisers, LLC, Hansberger Global Investors, Inc., Harris Associates, L.P. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except BlackRock and Dreman) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central

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Funds will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Fund’s Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the Fund’s portfolio since the date stated below. Associate Portfolio Managers are actively involved in formulating the overall strategy for the funds they manage but are not the primary decision makers. Each portfolio manager has been employed by Loomis Sayles for at least five years.

Matthew J. Eagan — Matthew J. Eagan has served as an associate Portfolio manager of the Fund since February 2007. Mr. Eagan, Portfolio Manager and Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst. Mr. Eagan has over [18] years of investment experience.

Daniel J. Fuss — Daniel J. Fuss has served as portfolio manager of the Fund since May 1995. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and has been at Loomis Sayles since 1976. Mr. Fuss holds the designation of Chartered Financial Analyst. He received a B.S. and an M.B.A. from Marquette University and has over [49] years of investment experience.

Kathleen C. Gaffney — Kathleen C. Gaffney has been assisting Daniel Fuss as a portfolio manager of the Fund since April 1996. Ms. Gaffney, Vice President of Loomis Sayles, began her investment career in 1984 and joined Loomis Sayles in 1984. Ms. Gaffney holds the designation of Chartered Financial Analyst. She received a B.A. from the University of Massachusetts at Amherst and has over [23] years of investment experience.

Elaine M. Stokes — Elaine M. Stokes has served as associate portfolio manager of the Fund since February 2007. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael’s College and has over [20] years of investment experience.

Please see the Fund’s SAI for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

Fund Services

Investing in the Fund

Choosing a Share Class

The Fund offers Class A and Class C shares to the public. No new accounts may be opened and no additional investments may be made in Class B shares. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•	You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

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•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class B Shares

•	No new accounts may be opened and no additional investments may be made in Class B shares.

•	Class B shares pay higher expenses than Class A shares.

•	You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section “How Sales Charges Are Calculated.”

•	Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a charge on redemptions if you sell your shares within one year of purchase.

•	Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you will pay higher expenses than shareholders of other classes.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about the Fund’s expenses, see the section “Fund Fees & Expenses” in this Prospectus.

Certificates

Certificates will not be issued for any class of shares.

How Sales Charges are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their net asset value plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

	Class A Sales Charges**
Your Investment	As a % of offering price	As a % of your investment
Less than $100,000	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”

**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If

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the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund’s website at www.funds.natixis.com (click on “sales charges” at the bottom of the home page) or in the Fund’s SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the letter of intent.

•

Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in the Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in the Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

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Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class B Shares

No new accounts may be opened and no additional investments may be made in Class B shares. There is a CDSC on shares that are sold within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3rd and 4th years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market Fund). The CDSC equals the following percentages of the dollar amounts subject to the charge:

Class B Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	5.00%
2nd	4.00%
3rd	3.00%
4th	3.00%
5th	2.00%
6th	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

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Class C Shares

The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in net asset value above the purchase price; or

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Exchanges into Shares of the Money Market Fund

If you exchange Class B or Class C shares of a Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

The Distributor, the Fund’s adviser and their respective affiliates will, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of the fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments

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may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual fund advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$ 50	*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document	$1,000	$100
Coverdell Education Savings Accounts	$ 500	$100
For SIMPLE IRA** and 403(b)(7) plans using Natixis Funds’ prototype document	$ 0	$ 0

*	Shareholders with accounts participating in Natixis Funds’ Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.

**	Effective January 1, 1997, the SIMPLE IRA became available replacing Salary Reduction Simplified Employee Pension (“SARSEP”) plans. SARSEP plans established prior to January 1, 1997, are subject to the same minimums as SIMPLE IRAs. As of October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using the Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

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The Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans, are exempt from the liquidation. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum, and that directly registered accounts will be assessed a fee rather than liquidated.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

•        Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•        Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•        Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

•        Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

By Wire	• Opening an account by wire is not available.	• Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application.	• Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

• Ask your bank or credit union whether it is a member of the ACH system.

•        If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

• Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•        Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your application.

•        Ask your bank or credit union whether it is a member of the ACH system.

•        If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

• See the section “Additional Investor Services.”

Loomis Sayles Strategic Income Fund            17            Prospectus – February 1, 2009

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Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.”

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.

By Mail

•      Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•      Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•      Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.

• Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire	• Complete the “Bank Information” section on your account application.

• Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•      Proceeds (less any applicable CDSC) will generally be wired on the next business day. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through Automated Clearing House	• Ask your bank or credit union whether it is a member of the ACH system.

• Complete the “Bank Information” section on your account application.

•      If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

• Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.

• Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days. See the section “Selling Restrictions.”

By Telephone

•      Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above). Subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)	• Call Natixis Funds at 800-225-5478 or your financial representative for more information.
• Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Loomis Sayles Strategic Income Fund            18            Prospectus – February 1, 2009

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Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative, or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC and conversion into Class A shares, if applicable, for Class B and Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a Fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Loomis Sayles Strategic Income Fund            19            Prospectus – February 1, 2009

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Restrictions on Buying, Selling and Exchanging Shares

The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund’s Board of Trustees has adopted the following policies to address and discourage such trading.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described above under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to reject any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with the Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Fund and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, in its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by a fund-of-funds or similar asset allocation program that rebalances its investments no more frequently than quarterly. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. The Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determind by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, the Fund and the Distributor will review trading activity at the

Loomis Sayles Strategic Income Fund            20            Prospectus – February 1, 2009

FUND SERVICES

omnibus account level. If the Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive, short-term trading activity. If the Fund believes that a shareholder has engaged in market timing or other excessive, short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

• During an emergency as permitted by the SEC.

• During any other period permitted by the SEC.

The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner.

• With suspicion/evidence of a fraudulent act.

The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the adviser.

The Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in-kind. If a shareholder receives a distribution in-kind, the shareholder will bear the market risk associated with the distributed securities and would incur brokerage or other charges in converting the securities to cash.

Loomis Sayles Strategic Income Fund            21            Prospectus – February 1, 2009

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How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m. Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value and Public Offering Price” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•

Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received by the transfer agent “in good order.” If the transfer agent receives the order in good order by 4:00 p.m. Eastern time, the shareholder will receive that day’s net asset value. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its net asset value (normally 4:00 p.m. Eastern time) are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value next determined after your investment dealer submits the order to the Fund.

•	A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated bids furnished to a Fund by a pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

•	Credit default swaps — market value based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers.

•	Options — the Fund generally values exchange traded options at the average of the closing bid and asked quotations.

Loomis Sayles Strategic Income Fund            22            Prospectus – February 1, 2009

FUND SERVICES

•	Futures — current settlement price.

•	Forward foreign currency contracts — interpolated prices determined from information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund declares and pays dividends for each class monthly. The Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return.

This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any non-U.S., state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code (the “Code”) necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

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Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Distributions by the Fund to retirement funds that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the reduced long-term capital gain rates described below, provided holding period and other requirements are met at both the shareholder and Fund level. “Qualified dividend income” generally includes dividends from domestic and some non-U.S. corporations. It does not include income from fixed-income securities. The Fund does not expect a significant portion of its distributions to be treated as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have generally been temporarily reduced to, in general, 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under “Income Dividends, Capital Gain Distributions and Tax Status.”

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Sales or Exchanges of Fund Shares. The redemption, sale or exchange of the Fund’s shares (including an exchange of Fund shares for shares of another Natixis Fund or Money Market Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of the Fund’s shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and if the shareholder held the shares for more than one year. See the SAI for more information.

Taxation of Certain Investments. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. We do not expect shareholders to be entitled to claim a credit or deduction with respect to such foreign taxes unless the Fund invests more than 50% of its assets in foreign securities. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Because the Fund invests in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause that Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it may not be advantageous to do so, in order to satisfy its distribution requirements.

Non-U.S. Shareholders. Capital gain dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “Foreign Person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual Foreign

Loomis Sayles Strategic Income Fund            24            Prospectus – February 1, 2009

FUND SERVICES

Person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Fund. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. At the time of this filing, it is unclear whether the legislation will be enacted. The Fund does not intend to make such designations.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax adviser for more information on your own situation, including possible foreign, state or local taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Web Site

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Loomis Sayles Strategic Income Fund            25            Prospectus – February 1, 2009

Financial Performance

The financial highlights table are intended to help you understand the Fund’s financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [    ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Loomis Sayles Strategic Income Fund            26            Prospectus – February 1, 2009

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FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

	Net asset value, beginning of period			Income (Loss) from Investment Operations:									Less Distributions:				Redemption fees[e]
				Net investment income[c]			Net realized and unrealized gain (loss)			Total from investment operations			Dividends from net investment income		Total distributions
STRATEGIC INCOME FUND
Class A
9/30/2008	$	[	]	$	[	]	$	[	]	$	[	]	$	[ ]	$	[ ]	$	[	]
9/30/2007		14.60			0.80			0.60			1.40			(0.82)		(0.82)		0.00
9/30/2006		14.17			0.71			0.53			1.24			(0.81)		(0.81)		0.00
9/30/2005		13.57			0.66			0.70			1.36			(0.76)		(0.76)		0.00
9/30/2004		12.57			0.75			1.11			1.86			(0.86)		(0.86)		0.00
Class B
9/30/2008		[	]		[	]		[	]		[	]		[ ]		[ ]		[	]
9/30/2007		14.66			0.69			0.60			1.29			(0.70)		(0.70)		0.00
9/30/2006		14.22			0.61			0.52			1.13			(0.69)		(0.69)		0.00
9/30/2005		13.60			0.56			0.71			1.27			(0.65)		(0.65)		0.00
9/30/2004		12.59			0.65			1.10			1.75			(0.74)		(0.74)		0.00
Class C
9/30/2008		[	]		[	]		[	]		[	]		[ ]		[ ]		[	]
9/30/2007		14.65			0.69			0.60			1.29			(0.70)		(0.70)		0.00
9/30/2006		14.22			0.61			0.51			1.12			(0.69)		(0.69)		0.00
9/30/2005		13.60			0.55			0.72			1.27			(0.65)		(0.65)		0.00
9/30/2004		12.58			0.64			1.11			1.75			(0.73)		(0.73)		0.00

Loomis Sayles Strategic Income Fund            28            Prospectus – February 1, 2009

FINANCIAL PERFORMANCE

Net asset value, end of period			Total return(%)[a,d]		Net assets, end of period (000’s)			Ratios to average net assets:						Portfolio turnover rate(%)
								Net expenses(%)[b,g]		Gross expenses(%)[b,f]		Net investment income (%)[b]
$	[	]	[	]	$	[	]	[	]	[	]	[	]	[	]
	15.18		9.9			5,749,315		1.00		1.00		5.39		22
	14.60		9.0			2,782,887		1.05		1.05		5.01		21
	14.17		10.2			977,198		1.18		1.18		4.71		14
	13.57		15.2			343,586		1.23		1.23		5.66		28

	[	]	[	]		[	]	[	]	[	]	[	]	[	]
	15.25		9.1			233,418		1.76		1.76		4.61		22
	14.66		8.2			179,927		1.79		1.79		4.26		21
	14.22		9.5			144,081		1.93		1.93		3.98		14
	13.60		14.3			128,714		1.98		1.98		4.91		28

	[	]	[	]		[	]	[	]	[	]	[	]	[	]
	15.24		9.1			3,843,823		1.75		1.75		4.63		22
	14.65		8.1			1,812,278		1.79		1.79		4.24		21
	14.22		9.5			765,200		1.93		1.93		3.93		14
	13.60		14.3			255,705		1.98		1.98		4.87		28

a	A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods of less than one year, if applicable, are not annualized.

b	Computed on an annualized basis for period less than one year.

c	Per share net investment income has been calculated using the average shares outstanding during the period.

d	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

e	Amount rounds to less than $0.01, per share, if applicable.

f	Represents total expenses prior to advisory fee reduction and/or reimbursement of a portion of the Fund’s expenses, if applicable.

g	The investment adviser agreed to reimburse a portion of the Fund’s expenses and/or reduce its management fee during the period. Without this reimbursement/reduction, expenses would have been higher.

Loomis Sayles Strategic Income Fund            29            Prospectus – February 1, 2009

Glossary of Terms

Bottom-up analysis — The analysis of potential performance of individual stocks before considering the impact of economic trends. Such companies may be identified from research reports, stock screens or personal knowledge of the products and services.

Capital gain distributions — Payments to a Fund’s shareholders of net profits earned from selling securities in a Fund’s portfolio. Capital gain distributions are usually paid once a year.

Credit rating — Independent evaluation of a bond’s creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor’s Rating Service, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), or Fitch Investors Services, Inc. (“Fitch”). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, are generally considered investment-grade.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield — The current or estimated annual dividend divided by the market price per share of a security.

Duration — An estimate of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rates of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Income distributions — Payments to a Fund’s shareholders resulting from the net interest or dividend income earned by a Fund’s portfolio.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization — Market price multiplied by number of shares outstanding. Whether a company is considered a “large,” “medium” or “small” capitalization company for any particular Fund will depend upon the company’s market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — The Fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of the Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing the Fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by the Fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Structured Notes — Structured notes are debt obligations whose principal and/or interest payments are determined by reference to changes in some external factor or factors, such as an interest rate or a commodities or securities index.

Swap agreements — Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a credit default swap, one party agrees to make periodic payments to a counterparty, in exchange for the right to receive a payment in the event of default of the underlying reference security.

Loomis Sayles Strategic Income Fund            30            Prospectus – February 1, 2009

GLOSSARY OF TERMS

Top-down approach — The method in which an investor first looks at trends in the general economy, and next selects industries and then companies that the investor believes should benefit from those trends.

Total return — The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Value investing — A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets are not fully reflected in their stock prices. Value stocks will tend to have a lower price-to-earnings ratio than growth stocks.

Volatility — The general variability of a portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield — The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Loomis Sayles Strategic Income Fund            31            Prospectus – February 1, 2009

If you would like more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports — Provide additional information about the Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, visit the Fund website at www.funds.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings — A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Natixis Distributors, L.P. (“Natixis Distributors”), and other firms selling shares of Natixis Funds are members of the Financial Industry Regulatory Authority (“FINRA”). As a service to investors, FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting FINRA at 1-800-289-9999 or by visiting its Web site at www.FINRA.org.

Natixis Distributors distributes the Natixis Funds, Loomis Sayles Funds, Hansberger International Series and Delafield Fund, Inc. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call us at 617-449-2828.

Investment Company Act File No. 811-04323

XST51-0208

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2009

LOOMIS SAYLES FUNDS I

Loomis Sayles Bond Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Small Cap Value Fund

LOOMIS SAYLES FUNDS II

Loomis Sayles Small Cap Growth Fund

This Statement of Additional Information (the “SAI”) contains information which may be useful to investors but which is not included in the Prospectuses of the series of Loomis Sayles Funds I or Loomis Sayles Funds II listed above (collectively the “Funds,” with each series being known as a “Fund”). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Loomis Sayles Retail Income Funds Prospectus or Loomis Sayles Retail Equity Funds Prospectus, each dated February 1, 2009, as from time to time revised or supplemented (the “Prospectus” or “Prospectuses”). Investors may obtain the Prospectuses without charge from Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594, by calling 800-633-3330 or by visiting www.loomissayles.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this SAI. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-633-3330 or by visiting the Funds’ website at www.loomissayles.com.

M-LSLRSAI-0209

2

THE TRUSTS

Loomis Sayles Funds I and Loomis Sayles Funds II (each, a “Trust” and together, the “Trusts”) are each registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Loomis Sayles Funds I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated December 23, 1993, as amended and restated on June 22, 2005, and is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to July 1, 2003, Loomis Sayles Funds I was named “Loomis Sayles Investment Trust.” The Trust offers a total of ten series.

The Loomis Sayles Bond Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 16, 1991. The Loomis Sayles Global Bond Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 10, 1991. The Loomis Sayles Small Cap Value Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 13, 1991. The Loomis Sayles Inflation Protected Securities Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on May 21, 1991. The Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Small Cap Value Fund each reorganized into newly created series of Loomis Sayles Funds I and ceased to be series of Loomis Sayles Funds II on September 12, 2003.

Loomis Sayles Funds II is organized as a Massachusetts business trust under the laws of Massachusetts by Declaration of Trust dated February 20, 1991, as amended and restated on July 21, 2005, and is a “series” company as described in Section 18(f)(2) of the 1940 Act. The Trust offers a total of eleven series. Prior to July 1, 2003, Loomis Sayles Funds II was named “Loomis Sayles Funds.”

The Loomis Sayles Small Cap Growth Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on January 2, 1997. Admin Class shares of the Loomis Sayles Small Cap Growth Fund were converted into Retail Class shares on May 21, 2003.

INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The other restrictions set forth below are not fundamental policies and may be changed by each Trust’s Board of Trustees. Except in the case of the 15% limitation on illiquid securities, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

3

The Loomis Sayles Bond Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

4

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(16)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to by the staff of the SEC

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Global Bond Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

5

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(16)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

6

The Loomis Sayles Inflation Protected Securities Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of

7

parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(16)	Invest more than 20% of its net assets (plus any borrowings made for investment purposes) in securities that are not backed by the full faith and credit of the U.S. government. Prior to implementation of any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders. In interpreting this restriction, the 20% policy is applied to current market value.

(17)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

In restriction (16), the 20% policy is applied to current market value. However, if the Fund no longer meets the 20% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it would be required to make future investments in a manner that would bring the Fund into compliance with the 20% requirement, but would not be required to sell portfolio holdings that have increased in value.

In restriction (17), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Small Cap Value Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

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*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(16)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

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The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

The Loomis Sayles Small Cap Growth Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

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(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(16)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities (which may include securities offered in the secondary markets or in initial public offerings) of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such rule may be interpreted from time to time by the staff of the SEC.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Investment Strategies

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, that may be used by Loomis Sayles in managing the Funds. Each Fund’s principal strategies are detailed in its Prospectus. This SAI describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, investments and practices for investments. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the prospectus, under “Investment Restrictions” in this SAI, or under applicable law, each Fund may engage in the strategies listed below and other strategies, and invest in the securities and instruments listed below and other securities and instruments. Loomis Sayles may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but

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investment is not limited to the categories listed below or the securities specifically enumerated under each category. Loomis Sayles may invest in any security that falls under the specific category including securities that are not listed below. The Prospectus and/or this SAI will be updated if a Fund begins to engage in investment practices that are not described in a Prospectus and/or this SAI.

Fund	Securities	Practices
Bond Fund

Debt Securities (Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Paper, Convertible Securities, Corporate Securities, Investment Grade Fixed-Income Securities, Lower Quality Fixed-Income Securities, Mortgage-Related Securities, Preferred Stock, REITs, Stripped Securities, Mortgage-Backed Securities, U.S. Government Securities, When-Issued Securities, Zero-Coupon Securities, 144A Securities, Mortgage Dollar Rolls, Inflation-Linked Bonds)

Equity Securities (Investment Companies)

Foreign Securities (Currency Transactions, Emerging Markets, Supranational Entities)

Temporary Defensive Strategies Repurchase Agreements Swap Contracts Illiquid Securities Futures Contracts Options

Global Bond Fund

Debt Securities (Investment Grade Fixed-Income Securities, Corporate Bonds, Convertible Securities, World Government Securities, Lower Quality Fixed-Income Securities, Asset-Backed Securities, Zero-Coupon Securities, 144A Securities, Mortgage-Related Securities, REITs, Stripped Securities, Mortgage-Backed Securities, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage Dollar Rolls, Inflation-Linked Bonds)

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities, Currency Transactions)

Temporary Defensive Strategies Repurchase Agreements Futures Contracts Options Swap Contracts

Inflation Protected Securities Fund	Debt Securities (U.S. Government Securities, Mortgage-Related Securities, Inflation-Linked Bonds) Equity Securities (Investment Companies)	Futures Transactions Options Swap Contracts Temporary Defensive Strategies

Small Cap Value Fund	Equity Securities (REITs, Investment Companies, Small Cap Companies) Foreign Securities (Emerging Markets, Currency Transactions)	144A Securities Hedging Transactions Temporary Defensive Strategies

Small Cap Growth Fund	Equity Securities (Small Cap Companies, Investment Companies) Foreign Securities (Emerging Markets, Currency Transactions)	144A Securities Options Futures Contracts Securities Lending Temporary Defensive Strategies

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Adjustable Rate Mortgage Security (“ARM”)

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Asset-Backed Securities

Certain Funds may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Bank Loans

The Loomis Sayles Bond Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. The Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender’s portion of the senior loan.

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Collateralized Mortgage Obligations (“CMOs”)

Certain Funds may invest in CMOs which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risk similar to those described under “Mortgage-Related Securities” below.

Common Stocks and Other Equity Securities

Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called “equity securities,” are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities. As mentioned above, common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities, potentially in a significant amount. The value of your investment in a fund that invests in equity securities may decrease. The Funds may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See “Small Capitalization Companies” below. The Funds’ investments may include securities traded “over-the-counter” as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Growth stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. The Loomis Sayles Mid Cap Growth Fund generally invests a significant portion of its assets in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles’ assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that Loomis Sayles has placed on it.

Value stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused

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their stocks to be out of favor. If Loomis Sayles’ assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that Loomis Sayles has placed on it. The Loomis Sayles Small Cap Value Fund generally invests a significant portion of its assets in value stocks.

Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Convertible Securities

Certain Funds may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Depositary Receipts

Certain Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by an arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, Loomis Sayles may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Since interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of debt securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value (“NAV”) of a Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

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Investment Grade Fixed-Income Securities To be considered investment grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Rating Services (“S & P”)) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower Quality Fixed-Income Securities Lower quality fixed-income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment grade quality, none of the three major rating agencies must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower quality fixed-income securities are subject to greater credit risk and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on Loomis Sayles’ own credit analysis than is the case with funds that invest in higher quality fixed-income securities. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Foreign Currency Transactions

Certain Funds may engage in currency transactions. Many foreign securities in a Fund’s portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time that the Fund declares and pays a dividend, or between the time that the Fund accrues and pays an operating expense in U.S. dollars.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either earmarked on the Fund’s records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund’s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. A Fund’s use of currency transactions may be limited by tax considerations. The Loomis Sayles may decide not to engage in currency transactions and there is no assurance that any currency hedging strategy used by the Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they

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would be beneficial. A Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions, which are described below under “Options and Futures Transactions.”

Foreign Securities

Certain Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because a Fund may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that a Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although a Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Illiquid Securities

Certain Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at approximately the price at which the Fund values the security. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Certain Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended

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(the “Securities Act”). Certain Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trusts’ Board of Trustees, that the particular issue is liquid.

Inflation-Linked Bonds

Certain Funds may invest in inflation-linked bonds. Inflation-linked bonds are fixed-income securities whose principal value is adjusted periodically according to the rate of inflation. Some Funds, particularly Loomis Sayles Global Bond Fund, may invest in inflation-linked bonds issued by the Japanese government. These bonds generally have maturities of ten or thirty years and interest is payable semiannually. The principal amount of these bonds increases with increases in the price index used as a reference for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal (as adjusted) by a fixed coupon rate.

Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked bonds generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation-linked bonds. If inflation is lower than expected during a period holds inflation-linked bonds, the Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked bonds may not be protected to the extent the increase is not reflected in the price index used as a reference for the bonds. There can be no assurance that the price index used for an inflation-linked bond will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked bonds issued by the Japanese government will be subject to the risks described above under “Foreign Securities.” Certain Funds may also invest in Treasury Inflation-Protected Securities issued by the U.S. government. See “U.S. Government Securities” below for additional information.

Initial Public Offerings

Certain funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. The Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. The Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains. The availability of IPOs may be limited so that a Fund does not get the full allocation desired.

Investment Companies

Certain Funds may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares

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of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In some cases, when a Fund’s adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies. In other circumstances, the market value of an investment company’s shares may be less than the NAV per share of the investment company.

Mortgage Dollar Rolls

Certain Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Mortgage-Related Securities

Certain funds may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund’s portfolio securities.

Money Market Instruments

Each Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates may change the market value of a security, each Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market-type instruments have experience financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

In addition, recently many money market instruments previously thought to be highly liquid have become illiquid. If the Funds’ money market instruments become illiquid, the Funds may be unable to satisfy certain of their obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

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Options and Futures Transactions

An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at a specified time or times, such as the end of its term. Options may be traded on or off an established securities exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the option. A Fund’s option strategies will not be fully effective if such imperfect correlation occurs.

Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An over-the-counter option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With over-the-counter options, a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Income earned by a Fund from its options activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The Funds are operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index, (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and S&P 500 Index futures trade in contracts equal to $500 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If the Fund has a long position in a futures contract it will either “earmark” on the Fund’s records or place in a segregated account with the Fund’s custodian cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will either designate on the Fund’s records or place in a segregated account with the custodian cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts. For futures contracts which are contractually required to settle in cash (rather than by delivery of the underlying security or commodity), the Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligations rather than the notional value of such contract.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move differently from that anticipated, a Fund may realize a loss on the option and futures transaction, that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (e.g., brokerage costs). As a result of these factors, the Fund’s total return for such period may be less than if it had not engaged in the option and futures transaction.

Pay-in-Kind Securities

Certain Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Private Placements

The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few

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potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult or impossible to sell the securities when its investment adviser believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely-held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s NAV.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of the Funds’ investment adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately-negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

Certain Funds may participate in privatizations. In a number of countries around the world, governments have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

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Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified outside of real estate, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in limited volume, and may be subject to more abrupt or erratic price movements than more widely-held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase Agreements

A Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust’s Board of Trustees, that the particular issue is liquid.

Securities Lending

A Fund may lend from its total assets in the form of portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this SAI. Under some securities lending arrangements, a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Fund. A Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Boards.

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These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Generally, portfolio turnover considerations will not limit the adviser’s investment discretion in managing a Fund’s assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Small Capitalization Companies

The Funds may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The NAV of funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Structured Notes

Certain Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a mutual fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of the Fund’s portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in

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many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

Step-Coupon Securities

Certain Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

Certain Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. Government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff’s position. Stripped securities may be considered derivative securities.

Supranational Entities

Certain Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. In addition to the risks of investing in securities generally, obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under “Foreign Securities.”

Swap Agreements

Certain Funds may enter into a variety of swap agreements, including but not limited to interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets, to add economic leverage to the Fund’s portfolio, or to shift a Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap

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transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown exponentially in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Certain Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit-rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations or a specified amount of cash, depending upon the terms of the swap.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the swap, and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by the Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation or cash received, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap. A Fund may not enter into any credit default swaps, other than for hedging purposes, if at the time it enters into the swap the aggregate notional value of all then outstanding credit default swaps entered into by the Fund for non-hedging purposes exceeds 20% of the Fund’s total assets.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. See “Swap Agreements” above. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. The Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

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Investment Pools of Swap Contracts

Certain Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as the Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Tax Exempt Securities

The Funds may invest in “Tax Exempt Securities,” which term refers to debt securities the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund’s portfolio manager to be reliable), exempt from federal income tax. Tax Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term “Tax Exempt Securities” if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund’s portfolio manager to be reliable), exempt from federal income taxation.

Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for “substantial users” of facilities financed by such obligations or bonds or for “related persons” of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a “substantial user” or a “related person” of a substantial user.

There are variations in the quality of Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A for a description of securities ratings).

The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

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The yields on Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Fitch, Moody’s and S&P represent their opinions as to the quality of the Tax Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Fund’s adviser will consider such an event as part of its normal, ongoing review of all the Fund’s portfolio securities.

The Funds do not currently intend to invest in so-called “moral obligation” bonds, in which repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the “moral obligation,” meets the investment criteria established for investments by such Fund.

Securities in which a Fund may invest, including Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of the Fund’s Tax Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by the Funds and the value of such Funds’ portfolios could be materially affected, in which event such Funds would reevaluate their investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in

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a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” - FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” - The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

The FNMA and FHLMC hold or guarantee approximately $5 trillion worth of mortgages. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas the FNMA and FHLMC could buy, and until 2009, to lend the FNMA and FHLMC emergency funds and to purchase the entities’ stock. In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equity securities is unclear.

Please see “Mortgage-Related Securities” above for additional information on these securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

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Warrants and Rights

Certain Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investments in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

When-Issued Equity Securities

“When-issued” equity securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund’s investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued equity securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Fund will either designate on its records or cause its custodian to establish a segregated account when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Zero-Coupon Securities

Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the adviser of each Fund may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of temporary defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

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PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

Generally, the Funds intend to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

The Funds’ Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.loomissayles.com. Generally, full portfolio holdings information will not be posted until it is aged at least 30 days. Any holdings information that is released will clearly indicate the date of the information, and will state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website, provided the information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to RiskMetrics Group and Glass Lewis, LLC, as part of the proxy voting administration and research services, respectively, provided to the adviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the adviser, principal underwriter, administrator, custodian, Fund accounting agent, independent registered public accounting firm, Fund counsel and independent trustees’ counsel, as well as to broker-dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of the Funds’ adviser, administrator or custodian. With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty to not trade on the information. As of the date of this SAI, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems,

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Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings of the Funds and Bloomberg (daily disclosure of full portfolio holdings, provided next business day), Lehman Point (periodic disclosure of full portfolio holdings), Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing certain portfolio analytics for the adviser and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by each Fund’s adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, each Fund’s and the adviser’s fiduciary duty to shareholders, and each Fund’s code of ethics. Each Funds’ policies expressly prohibit the sharing of portfolio holdings information if each Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by each Fund’s adviser or by any affiliated person of the adviser.

MANAGEMENT OF THE TRUSTS

The Trusts are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of the Trusts. For purposes of this table and for purposes of this SAI, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trusts. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this SAI, the term “Interested Trustee” means those trustees who are “interested persons” of the relevant Trust.

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Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)

Trustee

Since 1984 for Natixis Funds Trust I (including its predecessors) and Natixis Cash Management Trust; since 1995 for Natixis Funds Trust II and Natixis Funds Trust III; since 2000 for Natixis Funds Trust IV; since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II; and since 2007 for Gateway Trust and Hansberger International Series

Contract Review and Governance Committee Member

		Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	41 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)

Trustee

Since 2005 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II; and since 2007 for Gateway Trust and Hansberger International Series

Contract Review and Governance Committee Member

		President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	41 None

Edward A. Benjamin (1938)

Trustee Since 2003 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV and Natixis Cash Management Trust; since 2002 for Loomis Sayles Funds I and Loomis Sayles Funds II; and since 2007 for Gateway Trust and Hansberger International Series

Chairman of the Contract Review and Governance Committee

		Retired	41 None

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Daniel M. Cain (1945)

Trustee

Since 1996 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Cash Management Trust; since 2000 for Natixis Funds Trust IV, since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II; and since 2007 for Gateway Trust and Hansberger International Series

Chairman of the Audit Committee

		President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	41 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)

Trustee

Since 2008 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and Hansberger International Series

Contract Review and Governance Committee Member

		Formerly, Treasurer, Sequa Corp. (manufacturing)	41 Director, M Fund, Inc. (registered investment company)

Jonathan P. Mason (1958)

Trustee

Since 2007 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and Hansberger International Series

Audit Committee

Member

		Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	41 None

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Sandra O. Moose (1942)

Trustee since 2005

Since 1982 Natixis Funds Trust I (including its predecessors) and Natixis Cash Management Trust; since 1993 for Natixis Funds Trust II; since 1995 for Natixis Funds Trust III; since 2000 for Natixis Funds Trust IV; since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II; and since 2007 for Gateway Trust and Hansberger International Series

Ex officio member of the Audit Committee Member

		President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	41 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation (international power company

Cynthia L. Walker (1956)

Trustee

Since 2005 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II; and since 2007 for Gateway Trust and Hansberger International Series

Audit Committee Member

		Deputy Dean for Finance & Administration, Yale University School of Medicine; formerly Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance & Chief Financial Officer, Harvard Medical School	41 None

35

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104

Trustee

Since 2003 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust; since 2002 for Loomis Sayles Funds I and Loomis Sayles Funds II; since 2007 for Gateway Trust and Hansberger International Series

President and Chief Executive Officer of Loomis Sayles Funds I since 2002

Chief Executive Officer of Loomis Sayles Funds II since 2002

	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.	41 None

John T. Hailer[2] (1960)

Trustee

Since 2000 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV and Natixis Cash Management Trust; since 2003 for Loomis Sayles Funds I and Loomis Sayles Funds II; since 2007 for Gateway Trust and Hansberger International Series

	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	41 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was re-appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.
***	The trustees of the Trusts serve as trustees of a fund complex that includes all series of Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

36

Officers of the Trusts

Name and Year of Birth	Position(s) Held With the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P., and Natixis Asset Management Advisors, L.P.

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President of Loomis Sayles Funds I and Loomis Sayles Funds II	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

David Giunta (1965)

President and Chief Executive Officer of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust and Hansberger International Series; President - Loomis Sayles Funds II; Executive Vice President – Loomis Sayles Funds I

Since March 2008

President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer; Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer, since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.; and formerly, Senior Counsel, Columbia Management Group.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

37

**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Mr. Fuss is not an officer of the Natixis Funds Trusts or the Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Distributors, L.P., Natixis Advisors, or Loomis Sayles are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.

Standing Board Committees

The trustees have delegated certain authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the Funds’ adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2008, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of each Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2008, this Committee held six meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker Kenneth A. Drucker

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

38

Fund Securities Owned by the Trustees

As of December 31, 2008, the trustees had the following ownership in the Funds:

Interested Trustees:

Dollar Range of Fund Shares*	Robert J. Blanding	John T. Hailer
Loomis Sayles Bond Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Aggregate Dollar Range of Fund Shares in All Funds Overseen by Trustee in the Fund Complex

*	A. None

B. $1 - 10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. over $100,000

Independent Trustees:

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**	Charles D. Baker**	Edward A. Benjamin**	Daniel M. Cain**	Kenneth A. Drucker***	Jonathan P. Mason**	Sandra O. Moose	Cynthia L. Walker**
Loomis Sayles Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Loomis Sayles Global Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Loomis Sayles Inflation Protected Securities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Loomis Sayles Small Cap Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Loomis Sayles Small Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Aggregate Dollar Range of Fund Shares in All Funds Overseen by Trustee in the Fund Complex	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

*	A. None

B. $1 -10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. over $100,000

**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Drucker was appointed as Trustee effective July 1, 2008.

39

Trustee Fees

The Trusts pay no compensation to their officers or to their trustees who are Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Effective January 1, 2008 Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts and Loomis Sayles Funds and Hansberger International Series, Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

40

During the fiscal year ended September 30, 2008, the trustees of the Trusts received the amounts set forth in the following table for serving as trustee of the Trusts and for also serving as trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust and Hansberger International Series. The table also sets forth, as applicable, pension or retirement benefits accrued as part of Fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended September 30, 2008

	Aggregate Compensation from Loomis Sayles Funds I*			Aggregate Compensation from Loomis Sayles Funds II**			Pension or Retirement Benefits Accrued as Part of Fund Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation from the Fund Complex***
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Charles D. Baker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Edward A. Benjamin	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Daniel M. Cain	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Kenneth A Drucker****	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Richard Darman	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Jonathan P. Mason	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Sandra O. Moose	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Cynthia L. Walker	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
INTERESTED TRUSTEES
John T. Hailer	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Robert J. Blanding	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

*	Amounts include payments deferred by trustees for the fiscal year ended September 30, 2008, with respect to Loomis Sayles Funds I. The total amount of deferred compensation accrued for Loomis Sayles Funds I as of September 30, 2008 for the trustees is as follows: Allison ($[ ]), Baker ($[ ]), Benjamin ($[ ]), Cain ($[ ]), Drucker ($[ ]), Darman ($[ ]), Mason ($[ ]) and Walker ($[ ]).
**	Amounts include payments deferred by trustees for the fiscal year ended September 30, 2008, with respect to Loomis Sayles Funds II. The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2007 for the trustees is as follows: Allison ($[ ]), Baker ($[ ]), Benjamin ($[ ]), Cain ($[ ]), Drucker ($[ ]), Darman ($[ ]), Mason ($[ ]) and Walker ($[ ]).
***	Total Compensation represents amounts paid during the fiscal year ended September 30, 2008 to a trustee for serving on the board of trustees of nine (9) trusts with a total of forty-one (41) funds as of September 30, 2008.
****	Mr. Drucker was appointed as trustee on July 1, 2008.
*****	Mr. Darman served as trustee until his death on January 25, 2008.

The Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

Code of Ethics. The Trusts, Loomis Sayles, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies. The Board of Trustees of the Funds have adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Funds’ investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to each Fund’s investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the

41

adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted “against.” The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser shall make available to each Fund, or Natixis Advisors, the Fund’s administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2008 is available without charge (i) through the Funds’ website, www.loomissayles.com and (ii) on the SEC’s website at www.sec.gov.

42

OWNERSHIP OF FUND SHARES

The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding securities. Information provided in this table is as of January [    ], 2009.*

To the extent that any shareholder listed below beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Bond Fund[1]
Institutional Class Shares		[	]%

Retail Class Shares		[	]%

		[	]%

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Bond Fund[1]
Admin Class Shares		[	]%

Loomis Sayles Global Bond Fund[2 ]
		[	]%

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Global Bond Fund[2]
Institutional Class Shares		[	]%

Retail Class Shares		[	]%

Loomis Sayles Small Cap Value Fund
Institutional Class Shares		[	]%

43

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Small Cap Value Fund
Retail Class Shares		[	]%

Admin Class Shares		[	]%

Fund	Shareholder and Address	Percentage of shares held
		[	]%
Loomis Sayles Inflation Protected Securities Fund[3]
Institutional Class Shares		[	]%

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Mid Cap Growth Fund[4]
Institutional Class Shares		[	]%

Retail Class Shares		[	]%

[1]

[As of January [    ], 2009, Charles Schwab & Company Inc., Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104-4151 owned 40.85% of the Loomis Sayles Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. California and is wholly-owned by Schwab Holdings, Inc.]

[2]

[As of January [    ], 2009, Charles Schwab & Company Inc., Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104-4151 owned 34.32% of the Loomis Sayles Global Bond Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.]

[3]

[As of January [ ], 2009, Charles Schwab & Company Inc., Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104-4151 owned 29.73% of the Loomis Sayles Inflation Protected Securities Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab & Company Inc. Charles Schwab & Company Inc. is organized under the laws of California and is wholly-owned by Schwab Holdings, Inc.]

[4]

As of January [    ], 2009, National Financial Services Cor For the Exclusive Bene of our Customers, Attn: Mutual Funds dept. 5th fl, 200 Liberty St., 1 World Financial Center, New York, NY 10281-1003 owned 29.46% of the Loomis Sayles Small Cap Growth Fund and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. However, such ownership may be beneficially held by individuals or entities other than National Financial Services.]

[* Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder. ]

44

Management Ownership

[As of record on January [    ], 2009, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of the Funds except that the officers and trustees of the Trusts owned beneficially [    ] % of the Loomis Sayles Small Cap Growth Fund. These amounts include shares held by the Loomis Sayles Employees’ Profit Sharing Plan (the “Profit Sharing Plan”) for the accounts of officers and trustees of the Trusts, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the “Pension Plan”).]

As of January [    ], 2009, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: [    ]% of the Loomis Sayles Inflation Protected Securities Fund, [    ]% of the Loomis Sayles Small Cap Growth Fund, and [    ]% of the Loomis Sayles Small Cap Value Fund.

As of January [    ], 2009, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: [    ]% of the Loomis Sayles Inflation Protected Securities Fund, [    ]% of the Loomis Sayles Small Cap Growth Fund and [    ]% of the Loomis Sayles Small Cap Value Fund.

The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan’s Advisory/Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan’s shares. The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O’Hara, John McGraw, Paul Sherba, John Russell and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

INVESTMENT ADVISORY AND OTHER SERVICES

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”)

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Funds. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $[            ] billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for each Fund.

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Federale des Banques Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

The 14 principal subsidiary or affiliated asset management firms of Natixis Asset Management US Group, L.P. collectively had over $[            ] billion in assets under management or administration as of September 30, 2008.

45

Advisory Agreements. Each Fund’s advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trusts and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund’s assets in accordance with its investment objectives and policies. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund’s average daily net assets:

Fund	Rate
Loomis Sayles Bond Fund	0.60 0.50 0.49	% % %	of the first $3 billion of the next $12 billion thereafter

Loomis Sayles Global Bond Fund	0.60 0.50 0.48	% % %	of the first $1 billion of the next $1 billion thereafter

Loomis Sayles Inflation Protected Securities Fund	0.25%

Loomis Sayles Small Cap Growth Fund	0.75%

Loomis Sayles Small Cap Value Fund	0.75%

Each Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent registered public accounting firm, legal counsel for the Funds, legal counsel for the Trusts’ Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Funds’ adviser, or its affiliates, other than affiliated registered investment companies. In the case of Class Y shares, certain expenses may be allocated differently among the Fund’s Classes A and C shares, on the one hand, and Class Y shares on the other hand. (See “Description of the Trusts.”)

Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Funds’ adviser upon 90 days’ written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act).

Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amounts of investment advisory fees from each Fund (before fee reductions and expense assumptions) and bore the following amounts of fee reductions for each Fund. These amounts include amounts paid by a Fund’s predecessor, where applicable.

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	Fiscal Year Ended 9/30/06			Fiscal Year Ended 9/30/07			Fiscal Year Ended 9/30/08
	Advisory Fees	Fee Reductions		Advisory Fees	Fee Reductions		Advisory Fees			Fee Reductions
Loomis Sayles Bond Fund	$29,144,506	—	*	$56,465,051	—	*	$	[	]	$	[	]
Loomis Sayles Global Bond Fund	$6,438,776	—	*	$8,474,851	—	*	$	[	]	$	[	]
Loomis Sayles Inflation Protected Securities Fund	$22,966	—	*	$29,106	—	*	$	[	]	$	[	]
Loomis Sayles Small Cap Growth Fund	$168,944	$62,772	*	$213,916	$47,316	*	$	[	]	$	[	]
Loomis Sayles Small Cap Value Fund	$5,772,364	—	*	$7,150,945	—	*	$	[	]	$	[	]

*	In addition to the reduction of management fees, class level and other expenses have been reimbursed as indicated below.

The table below shows the class level and other expenses of the Funds that were reimbursed for the fiscal years ended September 30, 2006, September 30, 2007 and September 30, 2008.

Fund	Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
Loomis Sayles Bond Fund	$171,399	$215,069	$	[	]
Loomis Sayles Global Bond Fund	$458,257	$268,311	$	[	]
Loomis Sayles Inflation Protected Securities Fund	$118,124	$102,653	$	[	]
Loomis Sayles Small Cap Growth Fund	$33,046	$18,358	$	[	]
Loomis Sayles Small Cap Value Fund	$174,650	$450,879	$	[	]

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Loomis Sayles has given a binding contractual undertaking (for all classes of the Funds in the table below) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Funds in order to limit their expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking is in effect through January 31, 2010, and will be reevaluated on an annual basis. Loomis Sayles will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund		February 1, 2009
Institutional Class	0.70%
Retail Class	0.95%
Admin Class	1.20%

Loomis Sayles Global Bond Fund		February 1, 2009
Institutional Class	0.75%
Retail Class	1.00%

Loomis Sayles Inflation Protected Securities Fund		February 1, 2009
Institutional Class	0.40%

Loomis Sayles Small Cap Growth Fund		February 1, 2009
Institutional Class	1.00%
Retail Class	1.25%

Loomis Sayles Small Cap Value Fund		February 1, 2009
Institutional Class	0.90%
Retail Class	1.15%
Admin Class	1.40%

In addition to serving as investment adviser to certain series of the Trusts, Loomis Sayles also acts as investment adviser to certain series of Natixis Funds Trust I and Natixis Funds Trust II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

Distribution Agreements and Rule 12b-1 Plans. Under separate agreements with the Funds, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (each a “Distribution Agreement”) the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing the Prospectuses to existing shareholders. The Distributor currently is paid a fee for serving as Distributor for the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund.

The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under “Net Asset Value” and is paid by each Fund the service and distribution fees described in the applicable Prospectus. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund’s shares.

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As described in their Prospectuses, the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small Cap Value Fund have adopted Rule 12b-1 plans (“Plans”) for their Retail Class shares and with respect to the Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund, their Admin Class shares. The Plans, among other things, permit the Retail and Admin Classes to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class and Admin Class as compensation for its services as principal underwriter of the shares of such class. Some Funds’ classes may pay the Distributor monthly fees of less than 0.25% of the relevant Class’s assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreements) was approved by the relevant Trust’s Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreements. The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan record keeping. Payments under these Plans also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant Class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts’ trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans)

The following table provides information on the amount of fees paid by the Funds under these Plans during the past three fiscal years:

Fund	Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
Loomis Sayles Bond Fund
Retail Class	$3,290,050	$10,826,900	$	[	]
Admin Class	$424,314	$754,292	$	[	]
TOTAL	$3,714,364	$11,581,192	$	[	]

Loomis Sayles Global Bond Fund
Retail Class	$1,309,923	$1,730,459	$	[	]
TOTAL	$1,309,923	$1,730,459	$	[	]

Loomis Sayles Small Cap Growth Fund
Retail Class	$8,704	$12,629	$	[	]
TOTAL	$8,704	$12,629	$	[	]

Loomis Sayles Small Cap Value Fund
Retail Class	$678,990	$932,610	$	[	]
Admin Class	$331,716	$390,830	$	[	]
TOTAL	$1,010,706	$1,323,440	$	[	]

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During the fiscal year ended September 30, 2008, the Distributor’s expenses relating to the Fund’s 12b-1 plans were as follows (compensation to broker-dealers excludes advanced commissions sold to a third party):

Fund	Advertising			Compensation to Underwriters			Compensation to Broker- Dealers			Compensation to Sales Personnel			Interest, carrying or other finance charges			Other Distribution Costs
Loomis Sayles Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Global Bond Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Loomis Sayles Small Cap Value Fund	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Other Services. Natixis Advisors performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) the various registrations and filings required by various regulatory authorities.

For the fiscal years ended September 30, 2006, September 30, 2007 and September 30, 2008, pursuant to the administrative services agreement between Natixis Advisors and the Trusts, Natixis Advisors was reimbursed or was paid by each Trust, on behalf of the Funds, the following amounts:

	Fiscal Year Ended September 30, 2006	Fiscal Year Ended September 30, 2007	Fiscal Year Ended September 30, 2008
Loomis Sayles Bond Fund	$2,866,243	$5,914,621	$
Loomis Sayles Global Bond Fund	$614,648	$827,184	$
Loomis Sayles Inflation Protected Securities Fund	$4,097	$6,456	$
Loomis Sayles Small Cap Growth Fund	$7,008	$15,890	$
Loomis Sayles Small Cap Value Fund	$404,043	$528,193	$

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total NAV, total net income and NAV per share of each Fund on a daily basis.

Transfer Agency Services. Pursuant to contracts between the Trusts, on behalf of each Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

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Independent Registered Public Accounting Firm. The Trusts’ independent registered public accounting firm is [    ]. The independent registered public accounting firm conducts an annual audit of each Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Funds, and the financial statements contained in the Funds’ annual reports for the year ended September 30, 2008 and incorporated by reference into this SAI, have been so included in reliance on the reports of the Trusts’ independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

As of September 30, 2008, the Portfolio Managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies										Other Pooled Investment Vehicles										Other Accounts
	Other Accounts Managed					Advisory fee is based on performance					Other Accounts Managed					Advisory fee is based on performance					Other Accounts Managed					Advisory fee is based on performance
Name of Portfolio Manager	# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets
Kenneth M. Buntrock	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Mark F. Burns	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Matthew J. Eagan	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Philip C. Fine	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Daniel Fuss	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Kathleen Gaffney	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Joseph R. Gatz	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
John Hyll	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
David Rolley	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

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	Registered Investment Companies										Other Pooled Investment Vehicles										Other Accounts
	Other Accounts Managed					Advisory fee is based on performance					Other Accounts Managed					Advisory fee is based on performance					Other Accounts Managed					Advisory fee is based on performance
Name of Portfolio Manager	# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets			# of Accts		Total Assets
Clifton Rowe	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Lynda Schweitzer	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Mark Shank	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
John Slavik	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
David G. Sowerby	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Elaine M. Stokes	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]
Daniel G. Thelen	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]	[	]	$	[	]

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells short for some accounts while buying it for others and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2008:

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is

52

the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Equity Managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style (or, in the case of the Small Cap Growth Fund, the performance of the applicable Morningstar peer group). A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for each equity fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Small Cap Value Fund	Russell 2000 Value Index
Loomis Sayles Small Cap Growth Fund	Russell 2000 Growth Index

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

Fixed-Income Managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fixed-income fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Bond Fund	Lehman Government/Credit Index
Loomis Sayles Global Bond Fund	Lehman Global Aggregate Index Citigroup World Government Bond Index
Loomis Sayles Inflation Protected Securities Fund	Lehman U.S. Treasury Inflation Protected Index

The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

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General

Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units;

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2008, the Portfolio Managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Kenneth M. Buntrock	Loomis Sayles Global Bond Fund	[ ]

Mark F. Burns	Loomis Sayles Small Cap Growth Fund	[ ]

Matthew J. Eagan	Loomis Sayles Bond Fund	[ ]

Daniel J. Fuss	Loomis Sayles Bond Fund	[ ]

Kathleen C. Gaffney	Loomis Sayles Bond Fund	[ ]

Joseph R. Gatz	Loomis Sayles Small Cap Value Fund	[ ]

John Hyll	Loomis Sayles Inflation Protected Securities Fund	[ ]

David Rolley	Loomis Sayles Global Bond Fund	[ ]

Clifton V. Rowe	Loomis Sayles Inflation Protected Securities Fund	[ ]

Lynda Schweitzer	Loomis Sayles Global Bond Fund	[ ]

John Slavik	Loomis Sayles Small Cap Growth Fund	[ ]

Elaine M. Stokes	Loomis Sayles Bond Fund	[ ]

Daniel G. Thelen	Loomis Sayles Small Cap Value Fund	[ ]

*	A. None

B. $1 - 10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. $100,001 - $500,000

F. $500,001 - $1,000,000

G. over $1,000,000

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There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Funds.

Allocation of Investment Opportunity Among Natixis Funds Trust and Loomis Sayles Funds (the “Funds”) and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

Loomis Sayles has organized its business into two investment groups: the Fixed-Income Group and the Equity Group. The Fixed-Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Subject to the overriding objective of obtaining the best possible execution of orders, each Fund’s adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

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Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under “Soft Dollars” below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e, “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) is a service that is required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

In connection with Loomis Sayles’ use of soft dollars, a Fund may pay a broker dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets.

Loomis Sayles believes that its use of soft dollars also benefits the Funds as described above. However, conflicts may arise between a Fund’s interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

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For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation. Loomis Sayles does not generate “soft dollars” on fixed-income transactions.

Client Commission Arrangements

Loomis Sayles has entered into client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker dealer relationships. At the same time, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker dealers who have agreed to unbundle their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the difficulty of the orders Loomis Sayles has asked the CCAs to execute.

Pursuant to the CCA agreements Loomis Sayles has with these broker dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker dealers from this pool for the research and research services such firms have provided to Loomis Sayles.

The CCAs enable Loomis Sayles to: strengthen its relationships with its key broker dealers, and limit the broker dealers with whom it trades to those with whom it has an electronic interface, while still maintaining the research relationships with broker dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to manage commissions more efficiently, and to provide greater transparency to its clients in their commission reports.

These CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28 (e) of the Securities Exchange Act of 1934, as amended.

Brokerage Commissions

The following tables set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services (“directed transactions”) and (3) the dollar amount of commissions paid on directed transactions during such year. Funds not listed in a table did not pay brokerage commissions during the relevant year. Amounts in the tables include amounts paid by the Funds’ predecessors, where applicable. The information in the tables includes transactions that were directed to broker dealers based on the internal “broker vote” allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The “broker vote” is an internal voting process whereby Loomis Sayles’ equity portfolio managers and research analysts vote on various aspects of a broker dealer’s qualitative services, which include without limitation: research and other services, idea generation, discussions with research analysts and corporate executives, seminars and conferences. This internal voting process on a quarterly basis, and Loomis Sayles uses the results of this internal vote to determine, in good faith, the value of the research and research services it receives from the broker dealers that provide such services, and it will pay such broker dealers for these services through its CCAs and/or through trading directly with the broker dealers.

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FISCAL YEAR ENDED SEPTEMBER 30, 2006

Fund	Aggregate Brokerage Commissions	Directed Transactions	Commissions on Directed Transactions
Loomis Sayles Mid Cap Growth Fund	$47,822	$22,791,560	$23,911
Loomis Sayles Small Cap Value Fund	$1,113,638	$455,746,242	$556,819

FISCAL YEAR ENDED SEPTEMBER 30, 2007

Fund	Aggregate Brokerage Commissions	Directed Transactions	Commissions Directed Transactions
Loomis Sayles Small Cap Growth Fund	$63,010	$24,631,596.52	$17,652.30
Loomis Sayles Small Cap Value Fund	$1,268,313	$459,439,22.35	$457,642.93

FISCAL YEAR ENDED SEPTEMBER 30, 2008

Fund	Aggregate Brokerage Commission			Directed Transactions			Commissions Directed Transactions
Loomis Sayles Small Cap Growth Fund	$	[	]	$	[	]	$	[	]

Loomis Sayles Small Cap Value Fund	$	[	]	$	[	]	$	[	]

Regular Broker-Dealers

The table below presents information regarding the securities of the Funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by each Fund, if any, as of the fiscal year ending September 30, 2008.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) held by Fund
Loomis Sayles Bond Fund
		$	[	]

		$	[	]

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

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General

Subject to procedures adopted by the Board of Trustees of each Trust, the Funds’ brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUSTS

The Declarations of Trust of Loomis Sayles Funds I and Loomis Sayles Funds II permit each Trust’s trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit each Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust’s Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by each Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

Shares of each Fund (other than the Loomis Sayles Inflation Protected Securities) are divided into at least two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

Each Declaration of Trust also permits the Trusts’ Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Each Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes without shareholder approval. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

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Each Declaration of Trust provides for the perpetual existence of the Trusts. The Trusts or any Fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

Voting Rights

Shareholders of each Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except (1) when required by the 1940 Act, or when the Trustees shall have determined that the matter affects one or more series or class of shares materially differently, shares shall be voted by individual series or class and (2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts’ independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees, except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the relevant Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts’ registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

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Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of each Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. Each Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

Each Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-laws of each Trust provide for indemnification by the Trusts of trustees and officers of the Trusts, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trusts or the Trusts’ shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds’ shares for sale, but it is possible that a Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of the Trusts have considered this possible liability and approved the use of a combined prospectus for Funds of the Trusts.

HOW TO BUY SHARES

The procedures for purchasing shares of each Fund are summarized in its Prospectus. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”), or by exchange, as described in the Prospectuses, or through firms that are members of the Financial Industry Regulatory Authority (“FINRA”) and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “Exchange”) on a day when the Exchange is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also go to www.loomissayles.com to purchase fund shares if you have established the electronic transfer privilege.

Shareholders of the Funds may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the Prospectus of each Fund.

REDEMPTIONS

The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address or if the proceeds are going to a bank on file. Please contact the Funds at 800-633-3330 with any questions regarding when a Medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll free 800-633-3330. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

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In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Account Options Form, which is available at www.loomissayles.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Account Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Account Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, the transfer agent and State Street Bank (the Funds’ custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Funds’ transfer agent), as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent that the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for 15 days when redemptions are made within 15 calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of a Fund within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within fifteen calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the adviser determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of each Fund at the beginning of such period.

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

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Other

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund’s behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. The broker’s customers will receive the Funds’ NAV next computed after an order is accepted by an authorized broker or the broker’s authorized designee.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds, and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan, referred to in the Prospectuses under “General Information-How to Redeem Shares,” provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the NAV determined as of the close of regular trading on the Exchange on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See “Taxes” for certain information as to federal income taxes.

Exchange Privilege

Retail Class shares of the Funds may be exchanged, subject to investment minimums, for Retail Class shares of any other series of the Trusts that offers Retail Class shares or for Class A shares of Natixis Cash Management Trust, a money market fund advised by Natixis Advisors, an affiliate of Loomis Sayles. Admin Class

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shares of the Funds may be exchanged, subject to investment minimums, for Admin Class shares of any other series of the Trusts that offers Admin Class shares or for Class A shares of Natixis Cash Management Trust. Institutional Class shares of the Funds may be exchanged, subject to investment minimums, for Institutional Class shares of any other series of the Trusts that offers Institutional Class shares, for any Natixis Fund that offers Class Y shares or for Class A shares of the Natixis Cash Management Trust.

Exchanges may be effected by (1) making a telephone request by calling 800-633-3330, provided that a special authorization form is on file with the Funds, (2) sending a written exchange request to Loomis Sayles Funds accompanied by an account application for the appropriate fund or (3) visiting our website at www.loomissayles.com. The Trusts reserve the right to modify this exchange privilege without prior notice. An exchange generally constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See the section “Redemptions.”

As stated in each Fund’s Prospectus, the Funds and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Individual Retirement Accounts (“IRAs”)

IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholders request.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The Funds do not expect to price their shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security last sale price on the exchange or market where primarily traded for or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”) or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustee, which service

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determines valuation for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are value at amortized cost, which approximates market value. Exchange traded options are valued at the average of the closing bid and ask. Futures contracts are valued at their most recent settlement price. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Investments in other open-ended investment companies are valued at their NAV each day.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Funds compute the NAV of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund’s NAV. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund’s securities occur during such period, then these securities may be fair valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser pursuant to procedures approved by the Boards of Trustees. Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

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DISTRIBUTIONS

As described in the Prospectuses, it is the policy of each Fund to pay its shareholders, as dividends, all or substantially all of its net investment income and to distribute annually all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Funds based upon the NAV determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Funds or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

TAXES

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (QPTPs,” as defined below); (ii) diversify its holdings so that at the end of each fiscal quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs, and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

In general, for purposes of the 90% gross income requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived by the Fund from an interest in a QPTP generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources specified in Code Section 7704(d) and (z) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a Fund with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements described in (ii) above, outstanding voting securities of an issuer includes the equity securities of a QPTP. Also for purposes of meeting the diversification requirements, in the case of a Fund’s investment in loan participations, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

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Assuming that it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As noted above, each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund does retain any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all of its net capital gain. If a Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax for its taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with

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respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below). Income derived from investments in fixed-income securities, REITs and derivatives generally are not eligible for treatment as qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which the distributions are declared rather than the calendar year in which they are received.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) otherwise by application of the Code.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

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Sale or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Passive Foreign Investment Companies

Funds that invest in foreign securities may own shares in certain foreign entities, that are treated as “passive foreign investment companies” (“PFICs”) which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of each taxable year of the Fund. Such gains and losses are treated as ordinary income and loss. Each Fund may also in certain cases elect to treat the PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include in its income annually its share of the PFIC’s income and net capital gains regardless of whether it receives distributions from the PFIC. The mark-to-market and QEF elections may require a Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid a Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Foreign Taxes

Funds that invest in foreign securities, such as the Loomis Sayles Global Bond Fund, may be liable to foreign governments for taxes relating to investment income or capital gains on foreign securities in the Fund’s portfolio. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may in its discretion elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Foreign Currency Transactions

Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

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Certain of each Fund’s hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) may to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Securities issued or purchased at a discount and Payment-in-Kind Securities

A Fund’s investment, if any, in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Certain Higher-Risk and High Yield Securities

A Fund may invest in lower-quality debt obligations or debt obligations that are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by each Fund when as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield obligations in which a Fund may invest may be treated as a dividend for purposed of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

REITs, REMICs, and TMPs

Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Income from REIT securities generally will not be eligible for treatment as qualified dividend income. A Fund may invest directly or indirectly (including through REITs) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below. Each Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a regulated investment company that recognizes excess inclusion income.

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Tax-Exempt Shareholders

Under current law, a Fund serves to block (that is, prevent the attribution to shareholders of) UBTI from being realized by its tax exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investments in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply where charitable remainder trusts (“CRTs”) invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) realizes any UBTI for a taxable year a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of Federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code ( “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

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Effective for taxable years of each Fund beginning before January 1, 2010, a Fund is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income that, in general and subject to certain limitations, would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” The Funds, however, do not intend to make such designations.

If a beneficial holder of the Fund shares who is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may also be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, and where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

PERFORMANCE INFORMATION

Yield and Total Return

Each Fund may from time to time include its yield and total return information in advertisements or in information furnished to present or prospective shareholders. Each of the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund and Loomis Sayles Inflation Protected Securities Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

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Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trusts allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return, and the tax exempt status of distributions, should be considered when comparing a Fund’s yield and total return to yields and total return published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Funds’ annual reports dated September 30, 2008, are also incorporated herein by reference to such reports. The Funds’ annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-633-3330, by writing Loomis Sayles Funds, P.O. Box 219594, Kansas City, MO 61421-9594 or by visiting the Funds’ website at www.loomissayles.com. The annual and semiannual reports are also available on-line at the SEC’s website at www.sec.gov.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

The Funds may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Fitch, Moody’s, or S&P or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Fitch, Moody’s and S&P’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Long-Term Obligations Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in or very near default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest

Moody’s appends numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

A-1

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

N P: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A S&P’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

A-2

Corporate and Municipal Bond Ratings

Investment-grade

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated BB, B, CCC, CC, and are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-3

pr: The letter “pr” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risk, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances that obligations carrying the higher designations.

B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to’F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

A-4

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

A-5

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

☐ For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

☐ For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

CCC

☐ For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

☐ For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).

CC

☐ For issuers and performing obligations, default of some kind appears probable.

☐ For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C

☐ For issuers and performing obligations, default is imminent.

☐ For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in

A-6

structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

A-7

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

The tranche has reached maturity and has been “paid-in-full”, regardless of whether it was amortized or called early. As the issue no longer exist, it is therefore no longer rated

‘NR’

Denotes that Fitch Ratings does not publicly rate the associated issue or issuer or issue.

‘WD’: Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

A-8

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2009

LOOMIS SAYLES FUNDS II

Loomis Sayles Investment Grade Bond Fund (Class J shares)

This Statement of Additional Information (the “Statement”) contains information which may be useful to investors but which is not included in the Prospectus for Class J shares of the Loomis Sayles Investment Grade Bond Fund (the “Fund”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus dated February 1, 2009, as from time to time revised or supplemented (the “Prospectus”). Investors may obtain the Prospectus without charge from Loomis Sayles Distributors, L.P., One Financial Center, Boston, Massachusetts 02111, by calling Loomis Sayles Funds at 800-633-3330.

The Fund’s financial statements and accompanying notes that appear in the Fund’s annual reports are incorporated by reference into this Statement. The Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-633-3330.

THE TRUST

Loomis Sayles Funds II (the “Trust”) is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust (the “Declaration of Trust”) dated February 20, 1991, as amended and restated on July 21, 2005, and is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust offers a total of eleven series.

The Fund, a diversified series of the Trust, commenced operations on December 31, 1996. Class J shares of the Fund are continuously offered, freely transferable and entitle shareholders to receive dividends as determined by the Trust’s Board of Trustees and to cast a vote for each share held at shareholder meetings.

INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The other restrictions set forth below are not fundamental policies and may be changed by the Trust’s Board of Trustees. The percentage limitations set forth in the Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Fund may not:

(1) Invest in companies for the purpose of exercising control or management.

*(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restriction (9) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

1

*(8) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9) Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11) Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(13) Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15) Invest, under normal circumstances, less than 80% of its assets in investment-grade fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

(16) Invest in equity stocks or make any other equity investments.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract; nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association: (1) that the Fund will not invest more than 15% of the Fund’s net assets in securities that are not traded on a recognized exchange; (2) portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Trust, Loomis Sayles, acting as investment adviser of the Fund, or any affiliate thereof

2

or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Loomis Sayles, on his own account whether in his own or other name (as well as a nominee’s name, 15% or more of the total issued outstanding shares of such a company), acting as principal or for his or her own account unless the transaction is made within the investment restrictions set forth in the Fund’s Prospectus and this Statement and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation); and (3) that the Fund will not, together with other registered investment companies managed by Loomis Sayles, acquire more than 50% of the voting shares of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Investment Strategies

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, that may be used by Loomis Sayles in managing the Fund. The Fund’s principal strategies are detailed in its Prospectuses. This Statement describes some of the non-principal strategies the Fund may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, under “Investment Restrictions” in this Statement or under applicable law, Loomis Sayles may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security. Investment is not limited to the categories listed below or the securities specifically enumerated under each category. Loomis Sayles may invest in any security that falls under the specific category including securities that are not listed below. The Prospectus and/or this Statement will be updated if the Fund begins to engage in investment practices that are not described in the Prospectus and/or this Statement.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, the Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. The value of some asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's adviser to forecast interest rates and other economic factors correctly.

Bank Loans

The Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in

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a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized because the interest rates of bank loans reset frequently. Bank loans are also subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.

The Fund may participate in the primary syndicate for a bank loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender’s portion of the senior loan.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. CMOs are not direct obligations of the U.S. Government. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Since interest rates vary, it is impossible to predict the income of the Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of fixed-income securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value (“NAV”) of the Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

To be considered investment-grade quality, at least one of the three major rating agencies (Moody’s Investors Services, Inc. (“Moody’s”), Standard Poor’s Ratings Group (“Standard & Poor’s”) and Fitch Investor Services, Inc. (“Fitch”)) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

A fixed-income security will be considered a lower-rated fixed-income security (commonly referred to as a “junk bond”) if it is of below investment-grade quality. Lower-rated fixed-income securities are securities that, at the time the Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or are unrated securities that Loomis Sayles has determined to be of comparable quality.

Fixed-income securities rated BB or lower by Standard & Poor’s or Fitch or Ba or lower by Moody’s (and comparable unrated securities) are of below “investment-grade” quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities, including U.S. government and many foreign government securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and

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interest payments. Achievement of the investment objective of a fund investing in lower quality fixed-income securities may be more dependent on Loomis Sayles’ own credit analysis than for a fund investing in higher quality fixed-income securities. The market for lower-quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower-rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Lower-rated fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. The Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Foreign Currency Transactions

The Fund may engage in foreign currency transactions. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies, or to “lock in” the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). The Fund will either designate on its records or place in a segregated account with its custodian cash or other liquid assets eligible for purchase by the Fund either “earmarked” on the Fund’s records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund’s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund’s use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in transactions and there is no assurance that any currency strategy used by the Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when they would be beneficial. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions.

Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

The Fund is operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Foreign Securities

The Fund may invest in foreign securities. In addition to the risks associated with investing in securities generally, investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

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Although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the U.S., and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Illiquid Securities

The Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Repurchase Agreements

The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by the Fund. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at what is considered to be comparatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust’s Board of Trustees, that the particular issue is liquid.

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Securities Lending

The Fund may lend from its total assets in the form of its portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. Under some securities lending arrangements, the Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Board.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral. In addition, any investment of cash collateral is generally at the Fund’s sole risk. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash.

Short-Term Trading

The Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit Loomis Sayles’ investment discretion in managing the Fund’s assets. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions.

“Stripped” Securities

The Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Fund intends to abide by the staff’s position. Stripped securities may be considered derivative securities.

Supranational Entities

The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under “Foreign Currency Transactions.”

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Swap Agreements

The Fund may enter into a variety of swap agreements, including but not limited to, interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, the Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets to add economic leverage to the Fund’s portfolio, or to shift a Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. The Fund will designate assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on the Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. The Fund’s successful use of swap agreements will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown exponentially in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, the Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. The Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

The Fund may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit-rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations or a specified amount of cash, depending upon the terms of the swap.

The Fund may be either the protection buyer or protection seller in a credit default swap. If the Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, the Fund that is a protection buyer has the right to deliver the referenced debt obligations and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by the Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation or cash received, resulting in a loss to the protection seller. Furthermore, the Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap. The Fund may not enter into any credit default swaps, other than for hedging purposes, if at the time it enters into the swap the aggregate notional value of all then outstanding credit default swaps entered into by the Fund for non-hedging purposes exceeds 20% of the Fund’s total assets.

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Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. See “Swap Agreements” above. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, the Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. The Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

The Fund may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that the Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as the Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to the Fund’s restriction on investments in illiquid securities.

U.S. Government Securities

The Fund may invest in some or all of the following U.S. government securities:

U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

Treasury Inflation-Protected Securities (“TIPS”) - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

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“Ginnie Maes” - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single-family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” - The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” - The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. government. Instead, they are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. If a government sponsored entity is unable to meet its obligations, the performance of a fund that holds securities of the entity will be adversely affected.

The FNMA and FHLMC hold or guarantee approximately $5 trillion worth of mortgages. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas the FNMA and FHLMC could buy, and until 2009, to lend the FNMA and FHLMC emergency funds and to purchase the entities’ stock. In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equity securities is unclear.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on

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the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

When-Issued Securities

The Fund may purchase “when-issued” securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund’s investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Zero-Coupon Securities

The Fund may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Since the Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the adviser may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund may hold any portion of its assets in cash or invest in money market instruments or high quality debt securities as Loomis Sayles deems appropriate. It is impossible to predict whether, when or for how long the Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent the Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

PORTFOLIO TURNOVER

The Trust’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the

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Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when Loomis Sayles believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

The Fund’s Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund’s website at www.loomissayles.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

(1)	Disclosure of portfolio holdings posted on the Fund’s website provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Fund’s portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Fund, and to RiskMetrics Group and Glass Lewis, LLC as part of the proxy voting administration and research services, respectively, provided to the Fund’s adviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the adviser, principal underwriter, administrator, custodian, Fund accounting agent, independent registered public accounting firm, fund counsel and independent trustees’ counsel, as well as to broker dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of the Fund’s adviser, administrator or custodian. With respect to (5) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund’s semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems,

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Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations of portfolio holdings for the Fund, Lehman Point (periodic disclosure of full portfolio holdings), Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing certain portfolio analytics for the adviser and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Fund’s federal income and excise tax returns.

Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty to not trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Fund's Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Funds’ chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Fund’s policies on the sharing of portfolio holdings information will protect a Fund from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by the Fund's adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Fund's, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as the Fund.

In addition, any disclosures of portfolio holdings information by the Fund or the Adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the Adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. The Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, the Adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the adviser or by any affiliated person of the adviser.

MANAGEMENT OF THE FUND

The Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of the Trust. For the purposes of this table and for the purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for purposes of the requisite approval. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the Trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

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Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen and Other Directorships Held***
INDEPENDENT TRUSTEES
Graham T. Allison, Jr. (1940)	Trustee since 2003 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	41 Director, Taubman Centers, Inc. (real estate investment trust)

Charles D. Baker (1956)	Trustee since 2005 Contract Review and Governance Committee Member	President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	41 None

Edward A. Benjamin (1938)	Trustee since 2002 Chairman of the Contract Review and Governance Committee	Retired	41 None

Daniel M. Cain (1945)	Trustee since 2003 Chairman of the Audit Committee	President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	41 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee since 2008 Contract Review and Governance Committee Member	Formerly, Treasurer, Sequa Corp (manufacturing)	41 Director, M Fund, Inc. (registered investment company)

Jonathan P. Mason (1958)	Trustee since 2007 Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	41 None

Sandra O. Moose (1942)	Chairperson of the Board of Trustees since 2005 Trustee since 2003 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	41 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member	Deputy Dean for Finance & Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School and formerly, Dean for Finance & Chief Financial Officer, Harvard Medical School	41 None

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Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen and Other Directorships Held***
INTERESTED TRUSTEES
Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2002 Chief Executive Officer	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.; President	41 None

John T. Hailer[2] (1960)	Trustee since 2003	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P., Natixis Global Associates, Inc. and Natixis Global Asset Management, L.P.	41 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board of Trustees on September 14, 2007.
**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.
***	The Trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).
[1]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

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Officers of the Trust

Name and Year of Birth	Position(s) Held With the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President	Since June 2003	Vice Chairman and Director, Loomis Sayles & Company, L.P.

David Giunta (1965)	President	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

Russell L. Kane (1969)	Chief Compliance Officer; Assistant Secretary; Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; and formerly, Senior Counsel, Columbia Management Group.

*	Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the other trusts in the Fund Complex. Mr. Fuss is not an officer of the Natixis Funds Trusts. Previous positions during the past five years with the Distributor, Natixis Advisors, or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.

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Standing Board Committees

The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between a fund’s adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2008, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Fund, Natixis Asset Management Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust’s audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2008, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin - Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Kenneth A. Drucker

As chairperson of the Board of Trustees, Ms. Sandra O. Moose is an ex officio member of both Committees.

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Fund Securities Owned by the Trustees

As of [            ], the Trustees had the following ownership in the funds in the Fund Complex overseen by the Trustees:

	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Funds in the Fund Complex overseen by the Trustees *
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.
Charles D. Baker
Edward A. Benjamin**
Daniel M. Cain
Kenneth A. Drucker***
Jonathan P. Mason
Sandra O. Moose
Cynthia L. Walker

INTERESTED TRUSTEES
Robert J. Blanding
John T. Hailer

*	A. None

B. $1 -10,000

C. $10,001 - $50,000

D. $50,001 - $100,000

E. over $100,000

**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Drucker was appointed a trustee effective July 1, 2008.

Trustee Fees

The Trust pays no compensation to its officers or to its Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts, Loomis Sayles Funds trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended September 30, 2008, the trustees of the Trust received the amounts set forth in the following table for serving as trustees of the Trust and for also serving as trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Gateway Trust and Hansberger International Series. The table also sets forth, as applicable, pension or retirement benefits accrued as part of Fund expenses, as well as estimated annual retirement benefits and total compensation paid to trustees by trusts in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series:

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	Aggregate Compensation from Loomis Sayles Funds II*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex**
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.
Charles D. Baker
Edward A. Benjamin
Daniel M. Cain
Richard Darman*****
Kenneth A. Drucker***
Jonathan P. Mason
Sandra O. Moose
Cynthia L. Walker

INTERESTED TRUSTEES
John T. Hailer
Robert J. Blanding

*	Amounts include payments deferred by trustees for the fiscal year ended September 30, 2008, with respect to the Trust. The total amount of deferred compensation accrued for Loomis Sayles Funds II as of September 30, 2008 for the Trustees is as follows: Allison ($), Baker ($), Benjamin ($), Cain ($) Mason ($5,082) and Walker ($42,638).
**	Total Compensation represents amounts paid during the fiscal year ended September 30, 2008 to a trustee for serving on the board of trustees of nine (9) trusts with a total of forty (40) funds as of September 30, 2008. The number of trusts and funds includes the .
***	Mr. Drucker was appointed trustee effective July 1, 2008.
*****	Mr. Darman served as a Trustee until his death on January 25, 2008.

The Natixis Funds trusts and Loomis Sayles Funds trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the Trustee on the normal payment date for such fees.

As of [            ], the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund and the Trust.

Code of Ethics. The Trust, Loomis Sayles and Loomis Sayles Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies. The Board of Trustees of the Fund has adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Fund. Under the Guidelines, the responsibility for voting proxies generally is delegated to Loomis Sayles, the Fund’s investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund’s investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted “against.” The adviser is responsible for maintaining certain records and reporting

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to the Audit Committee of the Trust in connection with the voting of proxies. The adviser shall make available to the Fund, or Natixis Advisors, the Fund’s administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of the Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) development, authorization, implementation and update of the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate, and (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2008 is available without charge (i) through the Fund’s website, www.loomissayles.com and (ii) on the SEC’s website at www.sec.gov.

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OWNERSHIP OF FUND SHARES

The following table provides information on the principal holders of Class J shares of the Fund. A principal holder is a person who owns of record or beneficially 5% or more of Class J shares of the Fund’s outstanding securities. Information provided in this table is as of [            ].*

Loomis Sayles Investment Grade Bond Fund – Class J

Shareholder	Address	Percentage of Shares Held

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

INVESTMENT ADVISORY AND OTHER SERVICES

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as adviser to the Fund. Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. ("Natixis US"), which is part of Natixis Global Asset Management. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $             billion in assets under management as of December 31, 2008. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry. Loomis Sayles makes investment decisions for the Fund.

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis US is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

The 14 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $             billion in assets under management or administration as of December 31, 2008.

Advisory Agreement. The Fund’s advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund’s assets in accordance with its investment objectives and policies. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at an annual rate of 0.40% of the Fund’s average daily net assets.

The Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent registered public accounting firm, legal counsel for the Fund, legal counsel for the Trust’s Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the adviser, or its affiliates, other than affiliated registered investment companies.

The Fund’s advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

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The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the adviser upon 90 days’ written notice. The agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

During the periods shown below, pursuant to the advisory agreement, Loomis Sayles received the following amounts of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for the Fund:

	Fiscal Year Ended 9/30/06		Fiscal Year Ended 9/30/07		Fiscal Year Ended 9/30/08
Fund	Advisory Fees	Fee Waivers*	Advisory Fees	Fee Waivers*	Advisory Fees	Fee Waivers
Loomis Sayles Investment Grade Bond Fund	$1,714,761	—	$4,482,250	—

*	For the fiscal year ended September 30, 2007 and 2008, in addition to the waiver of management fees the investment adviser reimbursed class level and other expenses in the amounts of $830 and $ , respectively.

Loomis Sayles has given a binding contractual undertaking to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit its expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking is in effect through January 31, 2010, and will be reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent the class’s expenses in later periods fall below the annual rate set forth in the undertaking. Loomis Sayles will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Investment Grade Bond Fund
Class J	1.30%	February 1, 2009

In addition to serving as investment adviser to each series of the Trust, Loomis Sayles also acts as investment adviser to each series of Loomis Sayles Funds I, a registered open-end management investment company and certain series of Natixis Funds Trust I and Natixis Funds Trust II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

Distribution Agreement and Rule 12b-1 Plan. Under an agreement with the Trust (the “Distribution Agreement”), the Distributor serves as the general distributor of Class J shares of the Fund. Under this agreement, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing the Prospectus to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under United States state and federal securities laws and distributing its Prospectus to existing shareholders.

The Distribution Agreement may be terminated at any time with respect to the Fund on 60 days’ written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund’s Class J shares or by vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

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As described in the Prospectus, the Fund has adopted a Service and Distribution Plan for Class J shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which the Fund pays the Distributor, an affiliate of Loomis Sayles, a monthly service fee at an annual rate not to exceed 0.25% of the Fund’s average net assets attributable to Class J shares and a monthly distribution fee at an annual rate not to exceed 0.50% of the Fund’s average net assets attributable to Class J shares. The Distributor may pay all or any portion of the service fee to Japanese broker-dealers or other organizations (including affiliates of the Distributor) as service fees pursuant to agreements with such organizations for providing personal service to investors in Class J shares and/or maintenance of shareholder accounts. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including affiliates of the Distributor) as commissions, asset based sales charges or other compensation with respect to the sale of Class J shares of the Fund and may retain all or any portion of the distribution fee as compensation for the Distributor’s services or principal underwriting of Class J shares. Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) was approved by the Board of Trustees, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement, as well as by Class J shareholders of the Fund.

The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Fund’s Class J shares. The Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Trust’s trustees review a quarterly written report of such costs and the purposes for which such costs have been incurred.

The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

The following table provides information on the amount of fees paid by Class J shares of the Fund under the Plan during the past three fiscal years.

Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
$1,916,012	$1,436,011

During the fiscal year ended September 30, 2008, the Distributor’s expenses relating to the Fund’s 12b-1 plan were as follows. A portion of these fees was paid out to intermediaries in Japan for shareholder servicing, and a portion was retained by the Distributor and paid out entirely in commission to the Distributor’s Japanese representative:

Fund	Advertising/ Printing and Mailing of Prospectuses to other than current shareholders	Compensation to Underwriters in Japan	Compensation to Broker-Dealers in Japan	Compensation to Sales Personnel	Interest, carrying or other finance charges	Other Distribution Costs
Loomis Sayles Investment Grade Bond Fund

The following table provides information on the amount of underwriting commissions received and retained by the Distributor in conjunction with the Class J shares of the Fund during the past three fiscal years.

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Fund	Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
Loomis Sayles Investment Grade Bond Fund (Class J)	$64,981	$31,502

Other Services.

Pursuant to an Administrative Services Agreement between the Trust and Natixis Advisors dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Natixis Advisors performs certain accounting and administrative services for the Fund. Under the Administrative Agreement, Natixis Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters.

For the fiscal years ended September 30, 2006, September 30, 2007 and September 30, 2008 pursuant to the Administrative Services Agreement, Natixis Advisors was reimbursed or was paid by the Trust, on behalf of the Fund, the following amounts:

Fund	Fiscal Year Ended September 30, 2006	Fee Waivers	Fiscal Year Ended September 30, 2007	Fee Waivers	Fiscal Year Ended September 30, 2008	Fee Waivers
Loomis Sayles Investment Grade Bond Fund	$218,559		$617,404

Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total NAV and total net income per share of the Fund on a daily basis.

Transfer Agency Services. State Street Bank serves as the transfer agent for the Fund’s Class J shares. As such, State Street Bank receives orders for purchase of Class J shares, accepts redemption requests, effects transfers of Class J shares, prepares and transmits payments for dividends and distributions declared by the Fund on behalf of the Class J shares and maintains records of accounts.

Independent Registered Public Accounting Firm. The Fund’s independent registered public accounting firm is [            ]. The independent registered public accounting firm conducts an annual audit of the Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectus for the Fund, and the financial statements contained in the Fund’s Annual Report for the year ended September 30, 2008 and incorporated by reference into this statement, have been so included in reliance on the reports of the Fund’s independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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Counsel to the Fund. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

As of September 30, 2008, the Portfolio Managers of the Fund managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Matthew J. Eagan
Daniel J. Fuss
Kathleen C. Gaffney
Steven J. Kaseta
Elaine J. Stokes

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, or sells short a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage” below.

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2008:

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market

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considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. For the Fund’s investment style, the manager benchmark is the Barclays Capital Aggregate Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’s total variable compensation may be significantly lower than the percentage reflected above.

Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

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Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2008, the Portfolio Managers had the following ownership in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Invested*
Matthew J. Eagan
Daniel J. Fuss
Kathleen C. Gaffney
Steven J. Kaseta
Elaine J. Stokes

*	A.	None
	B.	$1 - 10,000
	C.	$10,001 - $50,000
	D.	$50,001 - $100,000
	E.	$100,001 - $500,000
	F.	$500,001 - $1,000,000
	G.	over $1,000,000

There are various reasons why a Portfolio Manager may not own shares of the Fund. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Loomis Sayles Funds.

Allocation of Investment Opportunity Among the Natixis Funds Trusts and the Loomis Sayles Funds Trusts (the “Funds”) and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

Loomis Sayles has organized its business into two investment groups: the Fixed-Income Group and the Equity Group. The Fixed-Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. Although this does not necessarily mean that the lowest available brokerage commission will be paid, the commissions are believed to be competitive with generally prevailing rates. The adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Subject to the overriding objective of obtaining the best possible execution of orders, the Fund’s adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust’s Board of

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Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under “Soft Dollars” below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker- dealer to execute transactions for the Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) are required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

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In connection with Loomis Sayles’ use of soft dollars, the Fund may pay a broker-dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Fund to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Fund. The products or services may not be used in connection with the management of some of the accounts including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits the Fund as described above. However, conflicts may arise between the Fund’s interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretations. Loomis Sayles does not generate “soft dollars” on fixed-income transactions.

Loomis Sayles has entered into client commission arrangements (“CCA”s, also know as “commission sharing arrangements”) with some of its key broker-dealer relationships. At the same time, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker dealers who have agreed to unbundled their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution with such firms vary depending on the difficulty of the orders Loomis Sayles has asked the CCAs to execute.

Pursuant to the CCA agreements Loomis Sayles has with these broker-dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker dealers with whom it trades to those with whom it has an electronic interface, while still maintaining the research relationships with broker-dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components enables Loomis Sayles to manage commissions more efficiently, and to provide greater transparency to its clients in their commission reports.

The CCAs are deemed to be soft dollar arrangements, and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

Brokerage Commissions

The Fund paid $             in brokerage commissions during the fiscal years ended September 30, 2008, September 30, 2007 and September 30, 2006.

Regular Broker-Dealers

The table below contains the aggregate value of securities of the Fund’s regular broker-dealers† (or the parent of the regular broker-dealers) held by the Fund, as of the fiscal year ended September 30, 2008:

Fund	Regular Broker-Dealer	Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) held by Fund
Loomis Sayles Investment Grade Bond Fund

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†	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

General

Subject to procedures adopted by the Board of Trustees of the Trust, the Fund’s brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust may not serve as a fund’s dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the Fund’s adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUST

The Declaration of Trust of Loomis Sayles Funds II permits the Trust’s Trustees to issue an unlimited number of full and fractional shares of each series (each, a “fund”). Each share of each fund represents an equal proportionate interest in such fund with each other share of that fund and is entitled to a proportionate interest in the dividends and distributions from that fund. The Declaration of Trust further permits the Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust’s Board of Trustees may determine. When you invest in a fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each fund do not have any preemptive rights. Upon termination of any fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the fund are entitled to share pro rata in the net assets attributable to that class of shares of the fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The assets received by the fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the fund. The underlying assets are segregated and are charged with the expenses with respect to that fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the fund, certain expenses may be legally chargeable against the assets of all funds in the Trust.

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The Declaration of Trust also permits the Trust’s Board of Trustees, without shareholder approval, to subdivide any fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Fund currently offers Class J shares, as described in this Statement, and Classes A, B, C and Y shares, which are described in a separate Statement of Additional Information. The Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each fund affected. Similarly, any class within a fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also, without shareholder approval, terminate the Trust or any Fund upon written notice to its shareholders.

Voting Rights

Shareholders of each fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of a fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except (1) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class and (2) when the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and, where applicable, subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000, or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

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The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust’s registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect a fund.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

HOW TO BUY SHARES

The procedures for purchasing shares of the Fund are summarized in the Prospectus under “General Information—How to Purchase Shares.”

REDEMPTIONS

The procedures for redemption of Fund shares are summarized in the Prospectus under “General Information—How to Redeem Shares.”

The redemption price will be the NAV per share next determined after the redemption request and any necessary special documentation are received by State Street Bank in proper form.

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. (See also “Taxes,” below.)

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SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment in Class J shares of the Fund is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each additional investment or redemption from the account initiated by an investor, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the shareholder servicing agent will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. You may be charged a fee for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectus.

The total NAV of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser’s pricing committee and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser’s pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Exchange traded options are valued at the average of the closing bid and asked quotation. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Securities for which current market quotations are not readily available and all other assets are valued at fair value.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close on the London Stock Exchange. The value of other securities principally traded

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outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of the Fund’s securities have occurred during such period, then these securities may be fair valued at the time the Fund determines their NAV by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of the Fund takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund’s net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

The per share NAV of a class of the Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class.

DISTRIBUTIONS

As described in the Prospectus, it is the policy of the Fund to pay all of its shareholders, as dividends, all or substantially all of its net investment income and to distribute annually all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

Investment income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their investment income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to State Street Bank. In order for a change to be in effect for any dividend or distribution, it must be received by State Street Bank on or before the record date for such dividend or distribution.

As required by federal law, federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

Backup Withholding. The Internal Revenue Service (“IRS”) requires the Fund to withhold (“Backup Withholding”) from amounts paid to a shareholder a portion of any redemption proceeds and any investment income dividends and capital gain distributions in the following situations:

(i) if the shareholder does not provide a correct taxpayer identification number to the Fund;

(ii) if the IRS notifies the Fund that the shareholder has underreported income in the past and thus is subject to Backup Withholding; or

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(iii) if the shareholder fails to certify to the Fund that the shareholder is not subject to such Backup Withholding because, for example, of the shareholder’s foreign (non-U.S.) status.

The Backup Withholding rate is 28% for amounts paid on or before December 31, 2010. The Backup Withholding rate will be 31% for amounts paid after December 31, 2010.

TAXES

U.S. Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTP’s” as defined below); (ii) diversify its holdings so that at the end of each fiscal quarter of the Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived by the Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Fund. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources specified in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements described in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes of meeting the diversification requirements in (ii) above, in the case of the Fund’s investments in loan participations, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

Assuming that the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

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As noted above, the Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute annually all of its net capital gain. If the Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal tax liabilities, if any, and to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st plus undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to income tax for its taxable year ending within the calendar year. The Fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

U.S. Shareholders

The following discussion addresses the U.S. federal income tax consequences of an investment in the Fund to a U.S. shareholder.

Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by a Fund during the following January generally will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which the distributions are declared rather than the calendar year in which they are received.

Long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

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For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Sale or Redemption of Shares. A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax-Exempt Shareholders. Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs) or equity interests in tax mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income after taking into account deductions for dividends paid by the Fund (see below for discussion of Fund investments in residual interests in REMICs and equity interests in TMPs). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply where charitable remainder trusts (“CRTs”) invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear.

Non-U.S. Shareholders

The following discussion addresses the U.S. federal income tax consequences of an investment in the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”). Capital Gain Dividends generally will not be subject to withholding of federal income tax. Dividends (other than Capital Gain Dividends) paid by the Fund to a Foreign Person generally are subject to withholding of U.S. federal income tax at a rate of 30%. For Foreign Persons entitled to benefit under the U.S.-Japan income tax treaty, such dividends generally are subject to withholding of U.S. federal income tax at a reduced rate of 10%.

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The dividend withholding rules apply even if the dividends are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

However, effective for taxable years of the Fund beginning before January 1, 2010, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a Foreign Person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the distribution is attributable to certain interest on an obligation if the Foreign Person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the distribution is attributable to interest paid by a person that is a related person of the Foreign Person and the Foreign Person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than (a) distributions to an individual Foreign Person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. The Fund generally intends to make such designations. Absent legislation extending these exemptions to taxable years beginning on or after January 1, 2010, these special withholding tax exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will become subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010.

In order to qualify for these exemptions from withholding a Foreign Person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign Persons should contact their intermediaries regarding the application of these rules to their accounts.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Foreign Persons should consult their tax advisers concerning the tax consequences of owning of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above or a reduced rate of withholding provided by treaty.

Tax Consequences of Certain Fund Investments

Securities Issued or Purchased at a Discount. The Fund’s investments, if any, in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including at times when it is not otherwise advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders the requisite amount of its investment company taxable income and net capital gains to eliminate any tax liability at the Fund level. Payment-in-kind securities held by the Fund will also give rise to income which is taxable and is required to be distributed even though the Fund receives no payments in cash on the securities during the year.

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Certain Higher-Risk and High Yield Securities. The Fund may invest in lower-quality fixed income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by the Fund when, as and if it invests in such securities as part of the Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Financial Products. The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gains into ordinary income, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Foreign Taxes. Income received by the Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund.

REMICs and TMPs. The Fund may invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Foreign Person, will not qualify for any reduction in U.S. federal withholding tax.

39

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

Performance Information Yield and Total Return. The Fund may advertise the yield and total return of each class of its shares. The Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each fund. These factors, possible differences in the methods used in calculating yield and total return and the tax exempt status of distributions should be considered when comparing the Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total returns should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements, financial highlights and the report of the independent registered public accounting firm included in the Fund’s annual report dated September 30, 2008 are also incorporated herein by reference to such Report. The Fund’s annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-633-3330, by writing to the Distributor at: Loomis Sayles Distributors, L.P., One Financial Center, Boston, Massachusetts 02111 or by visiting the Fund’s website at www.loomissayles.com. The annual and semiannual reports are also available online at the SEC’s website at www.sec.gov.

40

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY STANDARD & POOR’S, FITCH INVESTOR SERVICES, INC. AND MOODY’S INVESTORS SERVICE, INC.

STANDARD & POOR’S

AAA An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

B An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated “CC” is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

A-1

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH INVESTOR SERVICES, INC

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to’F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

A-2

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative.

☐ For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

☐ For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

☐ For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

☐ For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

☐ For issuers and performing obligations, default of some kind appears probable.

☐ For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

☐ For issuers and performing obligations, default is imminent.

A-3

☐ For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

A-4

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

A-5

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

MOODY’S INVESTORS SERVICE, INC.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are subject to substantial credit risk.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. These bonds are considered speculative and are subject to high credit risk.

Caa: Bonds which are rated Caa are of poor standing. Such issues are subject to very high credit risk.

Ca: Bonds which are rated Ca represent obligations which are highly speculative. Such issues are often in default with some prospect of recovery of principal and interest.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of recovery of principal and interest.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-6

Statement of Additional Information – PART I

February 1, 2009

LOOMIS SAYLES GLOBAL MARKETS FUND

LOOMIS SAYLES GROWTH FUND

LOOMIS SAYLES MID CAP GROWTH FUND

LOOMIS SAYLES RESEARCH FUND

LOOMIS SAYLES VALUE FUND

This Statement of Additional Information contains specific information about the Funds which may be useful to investors but which is not included in the Prospectuses of the Natixis Funds listed above (each a “Fund” and together, the “Funds”). Certain information about the Funds and other Natixis funds (“Natixis Funds”) is included in Part II of this Statement of Additional Information (together with this document the “Statement”). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Natixis Equity Funds Class A, B and C Prospectus, or the Natixis Equity Funds Class Y Prospectus, each of which is dated February 1, 2009, as from time to time revised or supplemented (the “Prospectus” or the “Prospectuses”). This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 1-800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into Part I of this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 1-800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

i

XL33-0208

ii

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). The other restrictions set forth below are not fundamental policies and may be changed by the relevant Trust’s Board of Trustees. Except in the case of restrictions marked with a dagger (†) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Loomis Sayles Global Markets Fund

Loomis Sayles Global Markets Fund will not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes, except that the Fund also may borrow up to 10% of its net assets to facilitate settlement of purchase transactions in markets that have shorter settlement periods than the markets in which the Fund has sold securities and is awaiting the receipt of settlement proceeds.

iii

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total assets (based on current value) would then be invested in such securities. The staff of the Securities and Exchange Commission (the “SEC”) is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the adviser has determined to be liquid under procedures approved by the Board of Trustees.

Loomis Sayles Growth Fund

Loomis Sayles Growth Fund will not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

iv

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries). (For purposes of this restriction, a foreign national government and its political subdivisions are considered as being in a separate industry from any other foreign national government and that government’s political subdivisions).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

†(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

The Loomis Sayles Mid Cap Growth Fund

The Loomis Sayles Mid Cap Growth Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

v

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)

Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to

vi

options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(16)	Invest, under normal circumstances, less than 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities (which may include securities offered in the secondary markets or in initial public offerings) of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Midcap Growth Index. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such rule may be interpreted from time to time by the staff of the SEC.

The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

In restriction (16), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirements, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

Loomis Sayles Research Fund

Loomis Sayles Research Fund will not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

vii

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries). (For purposes of this restriction, a foreign national government and its political subdivisions are considered as being in a separate industry from any other foreign national government and that government’s political subdivisions).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

†(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

Loomis Sayles Value Fund

The Loomis Sayles Value Fund may not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

viii

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow money, except to the extent permitted under the 1940 Act.

(10)	Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(11)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(12)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(13)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(14)	Write or purchase puts, calls, or combinations of both, except that the Fund may (i) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (ii) purchase and sell put and call options on securities, and (iii) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(15)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to separate advisory agreements, Loomis Sayles has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Funds and to provide a range of administrative services to the Funds.

For the services described in the advisory agreements, the Funds have agreed to pay Loomis Sayles advisory fees at the annual rates set forth in the following table:

Fund	Date of Agreement	Advisory Fee Payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Loomis Sayles Global Markets Fund	October 30, 2000	0.75%
Loomis Sayles Growth Fund	October 30, 2000	0.50%
Loomis Sayles Mid Cap Growth Fund	October 30, 2000	0.75%
Loomis Sayles Research Fund	October 30, 2000, as amended November 30, 2001	0.50%
Loomis Sayles Value Fund	October 30, 2000	0.50%

ix

The following table shows the total advisory fees paid by the Funds for the last three fiscal years:

LOOMIS SAYLES GLOBAL MARKETS FUND
	Fiscal Year Ended 09/30/06		Fiscal Year Ended 09/30/07		Fiscal Year Ended 09/30/08
Loomis Sayles
Fee Earned	$546,802		$831,832		$	[ ]
Fee Reduction	$121,607	*	$9,557	*	$	[ ]
Total Paid	$425,195		$822,257		$	[ ]

LOOMIS SAYLES GROWTH FUND
	Fiscal Year Ended 09/30/06		Fiscal Year Ended 09/30/07		Fiscal Year Ended 09/30/08
Loomis Sayles
Fee Earned	$1,726,735		$2,030,197		$	[ ]
Fee Reduction	$—	*	$—		$	[ ]
Total Paid	$1,726,735		$2,030,197		$	[ ]

LOOMIS SAYLES MID CAP GROWTH FUND
	Fiscal Year Ended 09/30/06		Fiscal Year Ended 09/30/07		Fiscal Year Ended 09/30/08
Loomis Sayles
Fee Earned	$360,159		$353,105		$	[ ]
Fee Reduction	$27,550	*	$25,246	*	$	[ ]
Total Paid	$332,609		$327,859		$	[ ]

LOOMIS SAYLES RESEARCH FUND
	Fiscal Year Ended 09/30/06		Fiscal Year Ended 09/30/07		Fiscal Year Ended 09/30/08
Loomis Sayles
Fee Earned	$131,788		$144,324		$	[ ]
Fee Reduction	$79,299	*	$58,611	*	$	[ ]
Total Paid	$52,489		$85,713		$	[ ]

LOOMIS SAYLES VALUE FUND
	Fiscal Year Ended 09/30/06		Fiscal Year Ended 09/30/07		Fiscal Year Ended 09/30/08
Loomis Sayles
Fee Earned	$222,326		$732,640		$	[ ]
Fee Reduction	$12,894	*	—	*	$	[ ]
Total Paid	$209,432		$732,640		$	[ ]

*	In addition to the reduction of management fees for fiscal year ended September 30, 2006, $32,655, $207,663, $72,883, $27,341 and $14,443 of class level and other expenses have been reimbursed to Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund, respectively. For fiscal year ended September 30, 2007, $58,217, $45,374, $17,129 and $146 of class level and other expenses have been reimbursed to Loomis Sayles Global Markets Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund, respectively; and for fiscal year ended September 30, 2008 [$[ ], $[ ], $[ ], $[ ] and $[ ] of class level and other expenses have been reimbursed to Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund, respectively.

x

Loomis Sayles has given a binding contractual undertaking (for all classes of the Funds in the table below) to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses associated with the Funds, to the extent necessary to limit the Funds’ expenses to the annual rates indicated below. The undertaking will be in effect through January 31, 2010, and is reevaluated on an annual basis. Loomis Sayles will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent a Class’s expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund’s adviser will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Global Markets Fund		February 1, 2009
Class A	1.25%
Class C	2.00%
Class Y	1.00%
Loomis Sayles Growth Fund		February 1, 2009
Class A	1.25%
Class B	2.00%
Class C	2.00%
Class Y	0.85%
Loomis Sayles Mid Cap Growth Fund		February 1, 2009
Class A	1.25%
Class C	2.00%
Class Y	1.00%
Loomis Sayles Research Fund		February 1, 2009
Class A	1.25%
Class B	2.00%
Class C	2.00%
Class Y	0.85%
Loomis Sayles Value Fund		February 1, 2009
Class A	1.10%
Class B	1.85%
Class C	1.85%
Class Y	0.85%

BROKERAGE COMMISSIONS

Set forth below are the amounts each Fund paid in brokerage commissions during the last three fiscal years and the amounts each Fund paid in brokerage transactions and brokerage commissions to brokers providing research services for the fiscal year. With respect to Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund, the information in the tables includes transactions that were directed to broker-dealers based on the internal “broker vote” allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The “broker vote” is an internal evaluation conducted by Loomis Sayles trading personnel which consists of reviewing the brokers or dealers with whom Loomis Sayles executes client transactions to rate such firms after considering a variety of factors, including the quality of their research, the quality of their sales coverage, execution capabilities, willingness to commit capital on transactions, market knowledge, competitive commissions rates and prices and their ability to affect difficult trades in less liquid, smaller capitalized, and more closely held issues. If Loomis Sayles believes that more than one broker is capable of providing best execution on a particular transaction, the transaction may be allocated among those brokers based on the results of the “broker vote” and/or pursuant to soft dollar arrangements.

xi

For a description of how transactions in portfolio securities are effected and how Loomis Sayles selects brokers, see the section entitled “Portfolio Transactions and Brokerage” in Part II of this Statement.

	Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
Loomis Sayles Global Markets Fund
Brokerage Transactions
Allocated to brokers providing research services	$73,635,218	$67,897,888	$	[ ]

Brokerage Commissions
Total Brokerage Commissions Paid*	$143,263	$205,726	$	[ ]
Commissions Paid to Brokers providing research services	$71,631	$88,465.66	$	[ ]

Loomis Sayles Growth Fund
Brokerage Transactions
Allocated to brokers providing research services	$697,631,182	$363,436,589	$	[ ]

Brokerage Commissions
Total Brokerage Commissions Paid	$690,466	$720,313	$	[ ]
Commissions Paid to Brokers providing research services	$345,233	$230,734	$	[ ]
* The increase in brokerage commissions paid from 2005 to 2006 and 2006 to 2007 is due to an increase in Fund assets.

Loomis Sayles Mid Cap Growth Fund
Brokerage Transactions
Allocated to brokers providing research services	$105,214,492	$70,903,922	$	[ ]

Brokerage Commissions
Total Brokerage Commissions Paid	$154,054	$121,979	$	[ ]
Commissions Paid to Brokers providing research services	$77,027	$43,361	$	[ ]

Loomis Sayles Research Fund
Brokerage Transactions
Allocated to brokers providing research services	$38,068,821	$26,997,085	$	[ ]

Brokerage Commissions
Total Brokerage Commissions Paid*	$35,822	$57,502	$	[ ]
Commissions Paid to Brokers providing research services	$17,911	$17,604	$	[ ]

Loomis Sayles Value Fund
Brokerage Transactions
Allocated to brokers providing research services	$28,156353	$50,688,907	$	[ ]

Brokerage Commissions
Total Brokerage Commissions Paid*	$30,977	$127,612	$	[ ]
Commissions Paid to Brokers providing research services	$15,488	$29,348	$	[ ]

xii

Regular Broker-Dealers

The table below contains the aggregate value of securities of each Fund’s regular broker-dealers† (or the parent of the regular broker-dealers) held by each Fund, if any, as of the close of the fiscal year ended September 30, 2008.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) held by Fund
Loomis Sayles Global Markets Fund	[Goldman Sachs] [Merrill Lynch] [Barclays Financial] [JPMorgan Chase]	$[ ]$[ ]$[ ]$[ ]

Loomis Sayles Growth Fund	[Goldman Sachs]	$[ ]

Loomis Sayles Mid Cap Growth Fund	[ ]	$[ ]

Loomis Sayles Research Fund	[Bank of America] [Bear Stearns] [Merrill Lynch] [Goldman Sachs]	$[ ]$[ ]$[ ]$[ ]

Loomis Sayles Value Fund	[JPMorgan Chase] [Merrill Lynch] [Bank of America] [Citigroup Global Markets]	$[ ]$[ ]$[ ]$[ ]

†	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

SALES CHARGES AND DISTRIBUTION AND SERVICE (12B-1) FEES

As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund (other than Loomis Sayles Global Markets, which does not offer Class B shares) pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The following table shows the amounts of Rule 12b-1 fees paid by the Funds under the Plans during the last three fiscal years. All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Funds of the Plans include the ability to attract and maintain assets.

xiii

Fund	Fiscal Year Ended 9/30/06		Fiscal Year Ended 9/30/07		Fiscal Year Ended 9/30/08
Loomis Sayles Global Markets Fund
Class A	$9,595		$36,995		$	[ ]
Class C	$73,396		$318,337		$	[ ]
TOTAL	$82,991		$355,332		$	[ ]

Loomis Sayles Growth Fund
Class A	$369,985		$549,385		$	[ ]
Class B	$370,987		$295,599		$	[ ]
Class C	$400,943		$395,553		$	[ ]
TOTAL	$1,141,915		$1,240,537		$	[ ]

Loomis Sayles Mid Cap Growth Fund
Class A	—		—			—
Class C	—		—			—
TOTAL	$72,783	*	$67,913	*	$	[ ]	*

Loomis Sayles Research Fund
Class A	$2,310		$3,571		$	[ ]
Class B	$2,916		$3,709		$	[ ]
Class C	$6,774		$13,108		$	[ ]
TOTAL	$12,000		$20,388		$	[ ]

Loomis Sayles Value Fund
Class A	N/A		$29,696		$	[ ]
Class B	N/A		$198		$	[ ]
Class C	N/A		$1,557		$	[ ]
TOTAL	N/A		$31,451		$	[ ]

*	Effective February 1, 2009, the Loomis Sayles Mid Cap Growth Fund redesignated its existing Retail Class as Class A shares and existing Institutional Class as Class Y shares and added Class C shares to the Fund. The total amount of Rule 12b-1 fees paid by the Fund listed above are fees paid by the Retail Class of the Fund.

During the fiscal year ended September 30, 2008, the Distributor’s expenses relating to the Funds’ 12b-1 plans are listed in the following table. Compensation to broker-dealers excludes advanced commissions sold to a third party).

Fund	Advertising and Printing and Mailing of Prospectuses to other than current shareholders		Compensation to Underwriters		Compensation to Broker- Dealers		Compensation to Sales Personnel		Interest, carrying or other finance charges		Other Distribution Costs
Loomis Sayles Global Markets Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Loomis Sayles Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Loomis Sayles Mid Cap Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Loomis Sayles Research Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Loomis Sayles Value Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

xiv

OWNERSHIP OF FUND SHARES

As of [                    ], 2009, to the Trust’s knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*

Fund	Shareholder and Address	Ownership Percentage
Loomis Sayles Global Markets Fund[1]
(Class A)

(Class C)

(Class Y)

Loomis Sayles Growth Fund
(Class A)

(Class B)

(Class C)

(Class Y)

Loomis Sayles Mid Cap Growth Fund[2]
(Retail Class)

(Institutional Class)

Loomis Sayles Research Fund[3]
(Class A)

(Class B)

(Class C)

Loomis Sayles Value Fund
Class Y

xv

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of such Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.
[1]

As of January 4, 2008, Merrill Lynch Pierce Fenner & Smith Inc., Merrill Lynch Financial Data Svcs, Attn: Services Team, 4800 Deer Lake Dr East 3rd Flr, Jacksonville Fl 32246-6484 owned 35.50% of Loomis Sayles Global Markets Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Merrill Lynch Pierce Fenner & Smith.

[2]

Effective February 1, 2009, the Loomis Sayles Mid Cap Growth Fund redesignated its existing Retail Class as Class A shares and existing Institutional Class as Class Y shares and added Class C shares to the Fund. Ownership information provided as of [                    ], 2009 relates to the Retail Class and Institutional Class of the Fund.

[3]

As of January 4, 2008, Charles Schwab & Co., Inc., Attn: Mutual Fund Department, 101 Montgomery Street, San Francisco, CA 94104-4122 owned 57.46% of the Loomis Sayles Research Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Charles Schwab.

xvi

STATEMENT OF ADDITIONAL INFORMATION — PART I

February 1, 2009

LOOMIS SAYLES CORE PLUS BOND FUND

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INTERNATIONAL BOND FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

LOOMIS SAYLES STRATEGIC INCOME FUND

This Statement of Additional Information contains specific information which may be useful to investors but which is not included in the Prospectuses of the Natixis Funds listed above (the “Funds” and each a “Fund”). Certain information about the Funds and other Natixis funds (“Natixis Funds”) is included in Part II of this Statement of Additional Information (together with this document, the “Statement”). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Natixis Income Funds Class A, Class B and Class C Prospectus or the Natixis Income Funds Class Y Prospectus of the Funds each dated February 1, 2009, as from time to time revised or supplemented (the “Prospectus” or “Prospectuses”). This Statement should be read together with the Prospectuses. Investors may obtain a Prospectus without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into Part I of this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

XB33-0208

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Funds. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940, as amended, (the “1940 Act”)). The other restrictions set forth below are not fundamental policies and may be changed by the relevant trust’s Board of Trustees. Except in the case of restrictions marked with a dagger (†) below, the percentages set forth below and the percentage limitations set forth in each Prospectus apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”) will not:

*(1)	Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

*(3)	With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer (in each case excluding U.S. government securities, cash and cash equivalents and the securities of other investment companies); provided, however, this limitation does not apply to government securities as defined in the 1940 Act.

*(4)	Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities and engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(5)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7)	Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9)

Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering, other securities, and (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts.

*(10)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

†(11)	Invest more than 15% of the Fund’s total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees).

(12)	Invest, under normal circumstances, less than 80% of its net assets (plus borrowings made for investment purposes) in bond investments. The term “bond investments” includes debt securities of any maturity. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the Securities and Exchange Commission (“SEC”).

(13)	Invest, under normal circumstances, less than 80% of its assets in investment-grade securities those rated BBB or higher by Standard and Poor’s Rating Group (“S&P”) or Fitch Investor Services, Inc. (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, of comparable quality as determined by Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

(14)	Invest more than 20% of its assets, at the time of purchase, in bonds rated below BBB by S&P or Fitch and below Baa by Moody’s (commonly referred to as “junk bonds”) or, if unrated, of comparable quality as determined by Loomis Sayles.

Restrictions (2) and (10) share be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

In restriction (12), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles High Income Fund (the “High Income Fund”) will not:

*(1)	Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company.

*(2)	Purchase securities on “margin,” except for short-term credits as needed to clear securities purchases.

*(3)	Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities.

*(4)	Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC.

*(5)	Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indices and (b) write, purchase or sell put or call options on securities, on securities indices or on futures contracts of the type referred to in clause (a) of this restriction.

*(6)	Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans.

*(7)	Make short sales of securities or maintain a short position.

*(8)	Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies that invest in real estate or interests therein.

*(9)	Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs.

*(10)	Underwrite the securities of other issuers.

*(11)	Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

*(12)	Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

*(13)	Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets.

*(14)	Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Loomis Sayles Funds II’s Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

†(15)	Invest more than 15% of the Fund’s total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees).

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (15) above.

Loomis Sayles International Bond Fund (the “International Bond Fund”) will not:

*(1)	Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

v

†*(3)	Borrow money, except to the extent permitted under the 1940 Act.

*(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

*(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(7)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”) will not:

(1)	Invest in companies for the purpose of exercising control or management.

*(2)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

*(3)	Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

*(4)	Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the 1940 Act. (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

(5)	With respect to 75% of its assets, purchase any security (other than U.S. government securities) if, as a result, more than 5% of the Fund’s assets (taken at current value) would then be invested in securities of a single issuer.

(6)	With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

(7)	Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

*(8)	Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund’s assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

*(9)	Borrow in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value) whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

(10)	Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

(11)	Participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(12)	Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities.

(13)	Write or purchase puts, calls, or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

*(14)	Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

(15)	Invest, under normal circumstances, less than 80% of its net assets (plus borrowings made for investment purposes) in investment grade fixed-income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

(16)	Invest in equity stocks or make any other equity investments.

The Fund intends, based on the views of the SEC to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.

In restriction (15), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy due to changes in the value of its portfolio holdings or other circumstances beyond its control, it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract;, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund designates on its records or segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

In connection with the offering of its shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association: (1) that the Fund will not invest more than 15% of the Fund’s net assets in securities that are not traded on a recognized exchange; (2) portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Trust, Loomis Sayles acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Loomis Sayles, on his/her own account whether in his/her own or other name (as well as a nominee’s name), 15% or more of the total issued outstanding shares of such a company), acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s Prospectus and Statement of Additional Information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation); and (3) that the Fund will not, together with other registered investment companies managed by Loomis Sayles, acquire more than 50% of the voting shares of any issuer.

If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”) will not:

*(1)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

*(2)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

*(3)	Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities and engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost.

*(4)	Purchase any securities (other than U.S. government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

*(5)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided, however, that this restriction does not apply to repurchase agreements or loans of portfolio securities.

*(6)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and swap agreements and other financial transactions not requiring the delivery of physical commodities.

*(7)	Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9)	Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.

†(10)	Invest more than 15% of the Fund’s total net assets in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees).

(11)	Invest, under normal circumstances, less than 80% of the Fund’s net assets (plus borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the investment restrictions set forth above, the Fund has no current intention of engaging in such investment techniques.

Restrictions (1) and (2) share be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (10) above.

In restriction (11), the 80% policy is applied at the time of investment. However, if the Fund no longer meets the 80% policy (due to changes in the value of its portfolio holdings or other circumstances beyond its control), it must make future investments in a manner that would bring the Fund into compliance with the 80% requirement, but would not be required to sell portfolio holdings that have increased in value.

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”) will not:

*(1)	Purchase any security (other than U.S. government securities) if, as a result, more than 25% of the Fund’s total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country’s government (together with subdivisions thereof) will be considered to be a separate industry).

(2)	Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin).

(3)	With respect to 75% of its total assets, purchase any security if, as a result, more than 5% of its total assets (based on current value) would be invested in the securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer (in each case excluding U.S. government securities, cash and cash equivalents and the securities of other investment companies).

*(4)	Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes.

(5)	Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets).

*(6)	Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund’s portfolio securities.

*(7)	Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing).

*(8)	Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(9)	Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The “bunching” of orders for the purchase or sale of portfolio securities with any investment adviser of the Fund or accounts under any such investment adviser’s management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction).

(10)	Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indices, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts.

†(11)	Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust’s trustees).

*(12)	Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust’s Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (11) above.

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to separate advisory agreements, Loomis Sayles has agreed, subject to the supervision of the Board of Trustees of the relevant trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund other than the Core Plus Bond.

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For the services described in the advisory agreements, each Fund has agreed to pay Loomis Sayles an advisory fee at the annual rate set forth in the following table:

Fund	Date of Agreement	Advisory Fee Payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Core Plus Bond Fund	September 1, 2003	0.2500% of the first $100 million 0.1875% of amounts in excess of $100 million

High Income Fund	September 12, 2003, amended July 1, 2004	0.600%

International Bond Fund	February 1, 2008	0.600%

Investment Grade Bond Fund	October 30, 2000	0.400%

Limited Term Government and Agency Fund	September 12, 2003, amended March 21, 2005	0.500%

Strategic Income Fund	September 1, 2003	0.650% of the first $200 million 0.600% of the next $1.8 billion 0.550% of the next $13 billion 0.54% of amounts in excess of $15 billion

The following table shows the total advisory fees paid by the Funds for the last three fiscal years:

	Advisory Fees[1]
Core Plus Bond Fund
	10/01/05 - 9/30/06	10/01/06 - 9/30/07	10/01/07 - 9/30/08
Total Advisory Fee	$492,131	$476,354	$	[ ]
Amount Waived	—	—	$	[ ]
Total Paid	$492,131	$476,354	$	[ ]

High Income Fund
	10/01/05 - 9/30/06	10/01/06 -9/30/07	10/01/07 -9/30/08
Total Advisory Fee	$235,740	$252,979	$	[ ]
Amount Waived	—	$47,318	$	[ ]
Total Paid	$235,740	$205,661	$	[ ]

International Bond Fund*
	2/1/08 - 9/30/08
Total Advisory Fee	$ [ ]
Amount Waived	[ ]
Total Paid	$ [ ]

Investment Grade Bond Fund
	10/01/05 - 9/30/06	10/01/06 -9/30/07	10/01/07 -9/30/08
Total Advisory Fee	$1,714,761	$4,482,250	$	[ ]
Amount Waived	—	—		[ ]
Total Paid	$1,714,761	$4,482,250	$	[ ]

Limited Term Government and Agency Fund
	10/01/05 - 9/30/06	10/01/06 -9/30/07	10/01/07 -9/30/08
Total Advisory Fee	$728,190	$629,029	$	[ ]
Amount Waived	—	$44,936	$	[ ]
Total Paid	$728,190	$584,093	$	[ ]

Strategic Income Fund
	10/01/05 - 9/30/06	10/01/06 -9/30/07	10/01/07 -9/30/08
Total Advisory Fee	$18,365,690	$44,720,043	$	[ ]

*	The International Bond Fund commenced operations on February 1, 2008.
[1]	This table does not reflect any fees paid under the advisory administration agreements described later in this Statement.

The table below shows the class level and other expenses of the Funds that were reimbursed for the fiscal years September 30, 2006, September 30, 2007 and September 30, 2008.

Fund	Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
Loomis Sayles Core Plus Bond Fund	$73.029	$128,194	$	[ ]
Loomis Sayles High Income Fund	$64,092	$55,825	$	[ ]
Loomis Sayles International Bond Fund*	—	—	$	[ ]
Loomis Sayles Limited Term Bond Fund	$38,905	$830	$	[ ]
Loomis Sayles Limited Term Free Income Fund	$70,282	$94,732	$	[ ]
Loomis Sayles Strategic Income Fund	—	—		—

*	The International Bond Fund commenced operations on February 1, 2008.

Loomis Sayles and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) (in the case of the Core Plus Bond Fund) have given a binding contractual undertaking (for all classes of the Funds in the table below) to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Funds in order to limit their expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertaking is in effect through January 31, 2010, and is reevaluated on an annual basis. Loomis Sayles, and Natixis Advisors as applicable, will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above (whether through reduction of its management fee or otherwise) to the extent that a class’s expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund’s adviser will not be entitled to recover any such reduced fees more than one year after the end of the fiscal year in which the fee/expense was incurred.

Fund	Expense Limit	Date of Undertaking
Core Plus Bond Fund		February 1, 2009
Class A	0.90%
Class B	1.65%
Class C	1.65%
Class Y	0.65%
High Income Fund		February 1, 2009
Class A	1.15%
Class B	1.90%
Class C	1.90%
Class Y	0.90%
International Bond Fund		February 1, 2009
Class A	1.10%
Class C	1.85%
Class Y	0.85%
Investment Grade Bond Fund		February 1, 2009
Class A	0.95%
Class B	1.70%
Class C	1.70%
Class Y	0.55%
Limited Term Government and Agency Fund		February 1, 2009
Class A	0.90%
Class B	1.65%
Class C	1.65%
Class Y	0.65%
		February 1, 2009
Class A	1.25%
Class B	2.00%
Class C	2.00%
Class Y	1.00%

Advisory Administration Agreement

Pursuant to an advisory administration agreement, Core Plus Bond Fund has retained Natixis Advisors to provide certain administrative and oversight services to the Fund. For the services described in the advisory administration agreement, Natixis Advisors receives fees at the annual rates set forth in the following table:

Fund	Date of Agreement	Advisory Administration Fee Payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Core Plus Bond Fund	September 1, 2003	0.2500% of the first $100 million
0.1875% of amounts in excess of $100 million

For the fiscal years ended September 30, 2006, September 30, 2007 and September 30, 2008, the following table shows the advisory administration fees paid by Core Plus Bond Fund to Natixis Advisors:

Fund	10/01/05 - 9/30/06	10/01/06 - 9/30/07	10/01/07 - 9/30/08
CORE PLUS BOND Fund	$492,132	$476,353	$	[ ]

Brokerage Commissions

In the fiscal year ended September 30, 2006, High Income Fund and Strategic Income Fund paid $1,411 and $173,859, respectively, in brokerage commissions. In the fiscal year ended September 30, 2007, High Income Fund and Strategic Income Fund paid $297 and $32,416, respectively, in brokerage commissions. In the fiscal year ended September 30, 2008, High Income Fund and Strategic Income Fund paid $[    ] and $[    ], respectively, in brokerage commissions.

For a description of how transactions in portfolio securities are effected and how the Funds’ adviser selects brokers, see the section entitled “Portfolio Transactions and Brokerage” in Part II of this Statement.

Regular Broker-Dealers

The table below contains the aggregate value of securities of each Fund’s regular “broker-dealers”† (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended September 30, 2008.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of each Regular Broker or Dealer (or its Parent) held by Fund

†

“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

Sales Charges and 12b-1 Fees

As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The following table shows the amounts of Rule 12b-1 fees paid by the Funds under the Plans during the last three fiscal years. [All amounts paid under the Plans during the fiscal year ended September 30, 2007 were paid as compensation to the Distributor.] Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Funds of the Plans include the ability to attract and maintain assets.

Fund	10/1/05-9/30/06	10/1/06-9/30/07	10/1/07-9/30/08
Core Plus Bond Fund
Class A	$239,223	$242,355	$	[	]
Class B	$1,182,431	$1,003,755	$	[	]
Class C	$59,983	$92,871	$	[	]
Total	$1,481,637	$1,338,981	$	[	]

High Income Fund
Class A	$66,667	$78,888	$	[	]
Class B	$92,594	$60,229	$	[	]
Class C	$33,638	$45,851	$	[	]
Total	$192,889	$184,968	$	[	]

International Bond Fund*
Class A	—	—	$	[	]
Class C	—	—	$	[	]
Total	—	—	$	[	]

Investment Grade Bond Fund
Class A	$204,367	$1,029,135	$	[	]
Class B	$41,770	$113,065	$	[	]
Class C	$481,084	$2,896,303	$	[	]
Total	$727,221	$4,038,503	$	[	]

Limited Term Government and Agency Fund
Class A	$315,317	$273,749	$	[	]
Class B	$121,713	$81,324	$	[	]
Class C	$48,846	$46,659	$	[	]
Total	$485,876	$401,732	$	[	]

Strategic Income Fund
Class A	$4,219,448	$10,869,737	$	[	]
Class B	$1,539,392	$2,134,858	$	[	]
Class C	$11,663,416	$29,151,864	$	[	]
Total	$17,422,256	$42,156,459	$	[	]

*	The International Bond Fund commenced operations on February 1, 2008.

During the fiscal year ended September 30, 2008, the Distributor’s expenses relating to the Funds’ 12b-1 plans were as follows (Class B compensation to investment dealers excludes advanced commissions sold to a third party):

FUND	Advertising/ Printing and Mailing of Prospectuses to other than current shareholders		Compensation to Underwriters		Compensation to Broker- Dealers		Compensation to Sales Personnel		Interest, carrying or other finance charges	Other Distribution Cost
Core Plus Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$0	$	[ ]

High Income Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$0	$	[ ]

International Bond Fund*	$	[ ]	$	[ ]	$	[ ]	$	[ ]0	$0	$	[ ]

Investment Grade Bond Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$0	$	[ ]

Limited Term Government and Agency Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$0	$	[ ]

Strategic Income Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$0	$	[ ]

*	The International Bond Fund commenced operations on February 1, 2008.

OWNERSHIP OF FUND SHARES

As of [January _, 2009], to the Trusts’ knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*

[Fund	Shareholder and Address	Ownership Percentage
Core Plus Bond Fund
(Class A)

(Class B)

(Class C)

(Class Y)

High Income Fund
(Class A)

(Class B)

(Class C)

Investment Grade Bond Fund[1]
(Class A)

Fund
(Class C)

(Class Y)

Limited Term Government and Agency Fund
(Class A)

Fund
(Class C)

(Class Y)

Fund	Shareholder and Address	Ownership Percentage
Strategic Income Fund[2]
(Class A)

(Class B)

	Shareholder and Address	Ownership Percentage
(Class C)

(Class Y)

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Fund, it may be deemed to “control” such Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

[1As of January     , 2009, [    ] owned [    ]% of the Loomis Sayles [    ] Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than [    ]. ]

[2As of January     , 2009, [    ] owned [    ]% of the Loomis Sayles [    ] Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940. However, such ownership may be beneficially held by individuals or entities other than [    ]. ]

STATEMENT OF ADDITIONAL INFORMATION — PART II

February 1, 2009

NATIXIS FUNDS TRUST I

Loomis Sayles Core Plus Bond Fund (“Core Plus Bond Fund”)

LOOMIS SAYLES FUNDS II

Loomis Sayles High Income Fund (“High Income Fund”)

Loomis Sayles Global Markets Fund (“Global Markets Fund”)

Loomis Sayles Growth Fund (“Growth Fund”)

Loomis Sayles International Bond Fund (“International Bond Fund “)

Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)

Loomis Sayles Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Loomis Sayles Research Fund (“Research Fund”)

Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)

Loomis Sayles Value Fund (“Value Fund”)

This Statement of Additional Information (“Statement”) contains specific information which may be useful to investors but which is not included in the Prospectuses of the series of Natixis Funds Trust I, Natixis Funds Trust II or Loomis Sayles Funds II listed above (collectively the “Funds,” with each series being known as a “Fund”). Certain data applicable to particular funds is found in Part I of this Statement of Additional Information (together with this document, the “Statement”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Natixis Income Funds Classes A, B and C Prospectus, the Natixis Income Funds Class Y Prospectus, the Loomis Sayles Strategic Income Fund Class A, B and C Prospectus, the Natixis Equity Funds Class A, B and C Prospectus or the Natixis Equity Funds Class Y Prospectus, each dated February 1, 2009, as from time to time revised or supplemented (each a “Prospectus” and together “Prospectuses”). Investors may obtain a Prospectus without charge from Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by calling Natixis Funds at 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

The Funds’ financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

PART II

2

THE TRUSTS

Natixis Funds Trust I and Loomis Sayles Funds II (each, a “Trust” and together, the “Trusts”) are each registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. Natixis Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated June 7, 1985, as amended and restated on June 2, 2005, and is a “series” company as described in Section 18(f)(2) of the Investment Company Act of 1940, as amended(the “1940 Act”). Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Trust Name	Date
The New England Life Government Securities Trust	June 1985 to August 1986
The New England Funds	September 1986 to March 1994
New England Funds Trust I	April 1994 to December 2000
Nvest Funds Trust I	January 2001 to April 2001
CDC Nvest Funds Trust I	May 2001 to April 2005
IXIS Advisor Funds Trust I	May 2005 to August 2007
Natixis Funds Trust I	August 2007 to present

Natixis Funds Trust I has six (6) separate portfolios. Five of the portfolios have a different fiscal year end and information regarding these portfolios can be found in the Natixis Funds Statement of Additional Information dated May 1, 2008. Loomis Sayles Core Plus Bond Fund is a successor to a corporation that was organized in 1973 and reorganized as a series of Natixis Funds Trust I. The Fund commenced operations on November 7, 1973. Prior to September 15, 2003, the name of the Fund was “CDC Nvest Bond Income Fund.”

Loomis Sayles Funds II is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated February 20, 1991, as amended and restated on July 21, 2005, and is a “series” company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust (except the Loomis Sayles International Bond Fund) is diversified. Prior to July 1, 2003, Loomis Sayles Funds II was named “Loomis Sayles Funds.”

Loomis Sayles Funds II has eleven (11) separate portfolios. The Loomis Sayles Global Markets Fund was organized in Massachusetts and commenced operations on May 1, 1996 and was converted to a multi-class structure on February 1, 2006. Prior to February 1, 2006, the name of the Fund was “Loomis Sayles Worldwide Fund.” The Loomis Sayles Growth Fund was organized in Massachusetts and commenced operations on May 16, 1991. The Fund was converted to a multi-class structure on September 12, 2003. The Loomis Sayles High Income Fund commenced operations on February 22, 1984 and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to September 15, 2003, the name of the Fund was “CDC Nvest High Income Fund.” The Loomis Sayles International Bond Fund commenced operations on February 1, 2008. The Loomis Sayles Investment Grade Bond Fund was organized in Massachusetts and commenced operations on December 31, 1996 and was converted to a multi-class structure on September 12, 2003. The Loomis Sayles Limited Term Government and Agency Fund commenced operations on January 3, 1989 and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to February 1, 2004, the name of the Fund was “Loomis Sayles Limited Term U.S. Government Fund” and prior to September 15, 2003, the name of the Fund was “CDC Nvest Limited Term U.S. Government Fund.” The Loomis Sayles Mid Cap Growth Fund, a diversified series of the Trust, was organized in Massachusetts and commenced operations on January 2, 1997. Prior to February 1, 2007, Loomis Sayles Mid Cap Growth Fund was named “Loomis Sayles Aggressive Growth Fund”. The Loomis Sayles Mid Cap Growth Fund was converted to a multi-class structure on February 1, 2009. The Loomis Sayles Research Fund was organized in Massachusetts and commenced operations on July 31, 2000 and was converted to a multi-class structure on September 12, 2003. The Loomis Sayles Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995, and was reorganized from Natixis Funds Trust I into Loomis Sayles Funds II on September 12, 2003. Prior to September 15, 2003, the name of the Fund was “CDC Nvest Strategic Income Fund.” The Loomis Sayles Value Fund was organized in Massachusetts and commenced operations on May 13, 1991 and was converted to a multi-class structure on June 1, 2007.

3

INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, which may be used by the adviser of a Fund in managing the Fund. Each Fund’s principal strategies are detailed in its Prospectus. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information about their principal strategies. The list under each category below is not intended to be an exclusive list of securities, instruments and practices for investment. Unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectus, under “Investment Restrictions” in Part I of this Statement, or under applicable law, each Fund may engage in each of the strategies and invest in each security and instrument listed below. The adviser may invest in a general category listed below and, where applicable, with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The adviser may invest in any security that falls under the specific category including securities that are not listed below. The Prospectus or this Statement will be updated if a Fund begins to engage in investment practices that are not described in a Prospectus or this Statement.

Fund	Securities	Practices
Core Plus Bond Fund

Debt Securities (Adjustable Rate Mortgage Securities, Asset-backed Securities, Bank Loans, Collateralized Mortgage Obligations, Mortgage Dollar Rolls, Pay-in-Kind Securities, Structured Notes, Stripped Securities, Zero-Coupon Securities, Convertible Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Investment Companies, Preferred Stock)

Foreign Securities (Depositary Receipts, Supranational Entities)

Money Market Instruments

Futures Contracts Illiquid Securities Options Swap Contracts When-Issued Securities Repurchase Agreements Foreign Currency Transactions

Global Markets Fund

Debt Securities (Adjustable Rate Mortgage Securities, Bank Loans, Convertible Securities, Lower Quality Debt Securities, U.S. Government Securities, Structured Notes, Stripped Securities, Mortgage-Backed Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Growth Stocks, Investment Companies, Preferred Stock, Rule 144A Securities and Section 4(2) Commercial Paper, Value Stocks, Warrants)

Foreign Securities (Supranational Entities)

Money Market Instruments

Futures Contracts Options Swap Contracts Illiquid Securities Repurchase Agreements Securities Lending Foreign Currency Transactions

4

Fund	Securities	Practices
Growth Fund

Debt Securities (U.S. Government Securities, Zero-Coupon Securities, Inflation-Linked Bonds, Convertible Securities)

Equity Securities (Growth Stocks, Preferred Stock, Real Estate Investment Trusts, Small Capitalization Companies, Value Stocks, Investment Companies, Warrants, Rule 144A Securities and Section 4(2) Commercial Paper)

Foreign Securities

Money Market Instruments

When-Issued Securities Futures Contracts Options Swap Contracts Private Placements Repurchase Agreements Foreign Currency Transactions

High Income Fund

Debt Securities (Adjustable Rate Mortgage Securities, Asset-backed Securities, Bank Loans, Collateralized Mortgage Obligations, Convertible Securities, Stripped Securities, Structured Notes, Step-Coupon Securities, U.S. Government Securities, Mortgage-Related Securities, Inflation-Linked and Inflation-Indexed Securities, Bonds, Real Estate Investment Trusts)

Equity Securities (Growth Stocks, Investment Companies, Preferred Stock, Value Stocks, Rule 144A Securities and Section 4(2) Commercial Paper)

Foreign Securities (Depository Receipts, Supranational Entities)

Money Market Instruments

When-Issued Securities Illiquid Securities Options Swap Contracts Repurchase Agreements Foreign Currency Transactions

5

Fund	Securities	Practices
International Bond Fund

Debt Securities (Asset-backed Securities, Mortgage-Backed Securities, Structured Notes, Rule 144A Securities, Section 4(2) Commercial Paper, Investment Grade Fixed-Income Securities, Lower Quality Fixed-Income Securities, U.S. Government Securities, Corporate Securities, Inflation-Linked and Inflation-Indexed Securities, Mortgage-Related Securities, Securities Lending, Adjustable Rate Mortgage Securities, Convertible Securities, Pay-in-Kind Securities, Collateralized Mortgage Obligations, Bank Loans, Stripped Securities, Senior Floating Rate Loans, Tax-Exempt Securities)

Equity Securities (Growth Stocks, Investment Companies, Preferred Stock, Value Stocks, Rule 144A Securities and Section 4(2) Commercial Paper)

Foreign Securities (Government Securities, Bonds, Emerging Markets, Foreign Currency Exchange Transactions, Supranational Entities, Depository Receipts)

Money Market Instruments

Repurchase Agreements Swap Contracts Futures Contracts Options Contracts Exchange Contracts When-Issued Securities Foreign Currency Transactions

Investment Grade Bond Fund

Debt Securities (Asset-backed Securities, Bank Loans, Stripped Securities, Mortgage-Backed Securities, Pay-in-Kind Bonds, Inflation-Linked Bonds)

Equity Securities (Investment Companies)

Foreign Securities (Depository Receipts, Supranational Entities)

Money Market Instruments

Options Repurchase Agreements Foreign Currency Transactions

Limited Term Government and Agency Fund

Debt Securities (Adjustable Rate Mortgage Securities, Collateralized Mortgage Obligations, Mortgage Dollar Rolls, Stripped Securities, Pay-in-Kind Bonds, Asset-backed Securities, Mortgage-Backed Securities, Convertible Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Investment Companies, Preferred Stock)

Foreign Securities (Depository Receipts, Supranational Entities)

Money Market Instruments

When-Issued Securities Futures Contracts Options Illiquid Securities Swap Contracts Repurchase Agreements Foreign Currency Transactions

6

Fund	Securities	Practices
Mid Cap Growth Fund	Equity Securities (REITs, Investment Companies) Foreign Securities (Emerging Markets, Currency Transactions)	Initial Public Offerings 144A Securities Options Futures Contracts Temporary Defensive Strategies Securities Lending, Hedging Transactions

Research Fund

Debt Securities (Collateralized Mortgage Obligations, U.S. Government Securities, Zero-Coupon Securities, Inflation-Linked Bonds, Convertible Securities)

Equity Securities (Growth Stocks, Mid Capitalization Companies, Small Capitalization Companies, Investment Companies, Large Capitalization Companies, Preferred Stock, Value Stocks, Warrants, Rule 144A Securities and Section 4(2) Commercial Paper)

Money Market Instruments

When-Issued Securities Private Placements Repurchase Agreements Foreign Currency Transactions

Strategic Income Fund

Debt Securities (Adjustable Rate Mortgage Securities, Asset-backed Securities, Bank Loans, Collateralized Mortgage Obligations, Step-Coupon Securities, Inflation-Linked Bonds, Real Estate Investment Trusts)

Equity Securities (Growth Stocks, Investment Companies, Preferred Stock, Value Stocks, Rule 144A Securities and Section 4(2) Commercial Paper)

Foreign Securities (Depository Receipts, Supranational Entities)

Money Market Instruments

Initial Public Offerings

Futures Contracts

When-issued Securities

Options

Swap Contracts

Illiquid Securities

Short Sales

Reverse Repurchase Agreements

Repurchase Agreements

Foreign Currency Transactions

Value Fund

Debt Securities (Convertible Securities)

Equity Securities (Growth Stocks, Warrants, Real Estate Investment Trusts, Preferred Stock, Rule 144A Securities and Section 4(2) Commercial Paper, Investment Companies, Value Stocks)

Foreign Securities

Money Market Instruments

Securities Lending Repurchase Agreements Foreign Currency Transactions

7

Investment Strategies

TYPES OF SECURITIES

Debt Securities

Each of the Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax, such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund’s investments in debt securities will cause the Fund’s net asset value to increase or decrease.

Adjustable Rate Mortgage Security (“ARM”)

An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest, as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. Since the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a

8

collateralized mortgage obligation structure (described below). Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Bank Loans

The Core Plus Bond, Global Markets Fund, High Income Fund, International Bond Fund, Investment Grade Bond Fund and Strategic Income Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender’s portion of the senior loan.

Collateralized Mortgage Obligations (“CMOs”)

Some Funds may invest in CMOs. CMOs are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities. CMOs involve risks similar to those described under “Mortgage-Related Securities” below.

Convertible Securities

Some Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

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Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of fixed-income securities may also be affected by items related to a particular issue or to the debt markets generally. The net asset value of a Fund’s shares will vary as a result of changes in the value of the securities in the Fund’s portfolio.

Investment Grade Fixed- Income Securities. To be considered investment grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P)) must have rated the security in one of their respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower Quality Fixed-Income Securities. Lower quality fixed-income securities (commonly referred to as “junk bonds”) are below investment grade quality. To be considered below investment grade quality, none of the major rating agencies must have rated the security in one of its top four rating categories at the time a Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

Lower quality fixed-income securities are subject to greater credit risk and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on Loomis Sayles’ own credit analysis than is the case with funds that invest in higher quality fixed-income securities. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services’ descriptions of the various rating categories, see Appendix A. A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

Inflation-Linked and Inflation-Indexed Securities

Some Funds may invest in inflation-linked securities. The principal amount of these bonds increases with increases in the price index used as a reference for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal (as adjusted) by a fixed coupon rate.

Although inflation-indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation linked bonds generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation linked bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rate might rise, leading to a decrease in the value of inflation linked bonds. If inflation is lower than expected during a period a Fund holds inflation linked bonds, the Funds may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation linked bonds may not be protected to the extent that the increase is not reflected in the price index used as a reference for the bonds. There can be no assurance that the price index used for an inflation linked bond will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see “U.S. Government Securities” for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.

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Mortgage Dollar Rolls

Some Funds may enter into mortgage dollar rolls. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Mortgage-Related Securities

Some Funds may invest in mortgage-related securities, such as Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will tend to reduce yield to maturity, and a slower-than-expected prepayment rate may have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will tend to increase, and slower-than-expected prepayments tend to reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by a Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of a Fund by increasing the average life of the Fund’s portfolio securities.

Pay-in-Kind Securities

Some Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid unless the adviser has determined, under guidelines established by the Trusts’ Board of Trustees, that the particular issue is liquid.

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Step-Coupon Securities

Some Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

Some Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff’s position. Stripped securities may be considered derivative securities.

Structured Notes

Some Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Risks. Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some

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multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply. Structured notes may be considered derivative securities.

Tax-Exempt Securities

The International Bond Fund may invest in “Tax Exempt Securities,” which term refers to debt securities, the interest from which is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the respective Fund’s portfolio manager to be reliable), exempt from federal income tax. Tax Exempt Securities include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for federal operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term “Tax Exempt Securities” if the interest paid thereon, is, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund’s portfolio manager to be reliable), exempt from federal income tax.

The ability of a Fund to invest in securities other than tax-exempt securities is limited by a requirement of the Internal Revenue Code of 1986 (the “Code”), that, in order to be qualified to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets be invested in obligations the interest on which is exempt from federal income tax at the end of each calendar quarter.

Funds that invest in certain tax-exempt bonds or certain private activity bonds may not be a desirable investment for “substantial users” of facilities financed by such obligations or bonds or for “related persons” of substantial users. You should contact your financial adviser or attorney for more information if you think you may be a “substantial user” or a “related person” of a substantial user.

There are variations in the quality of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

The two principal classifications of tax-exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax-exempt private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds are usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds are the responsibilities of the corporate user (and any guarantor).

The yields on Tax-Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the Tax-Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Further, information about the financial condition of an issuer of tax-exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded. The ratings of Moody’s and S&P represent their opinions as to the quality of

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the Tax-Exempt Securities, which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity, interest rate and rating may have different yields while Tax-Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Fund’s adviser will consider such an event as part of its normal, ongoing review of all the Fund’s portfolio securities.

Tax-Exempt Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, legal or political developments might affect all or a substantial portion of a Fund’s Tax-Exempt Securities in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of Tax-Exempt Securities for investment by a Fund and the value of such Fund’s portfolios could be materially affected, in which event such Fund would reevaluate its investment objectives and policies and consider changes in their structure or dissolution.

All debt securities, including tax-exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. government securities:

U.S. Treasury Bills—Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

U.S. Treasury Notes and Bonds—Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

Treasury Inflation-Protected Securities (“TIPS”) —Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes”—Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as

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the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes”—The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs”—The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Instead, they are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities.

The FNMA and FHLMC hold or guarantee approximately $5 trillion worth of mortgages. The value of the companies’ securities have fallen sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas the FNMA and FHLMC could buy, and until 2009, to lend the FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equities is unclear. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

See “Mortgage-Related Securities” above for additional information on these securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

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Zero-Coupon Securities

Some Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a “regulated investment company” under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and may include common and preferred stocks, securities exercisable for, or convertible into, common or preferred stocks, such as warrants, convertible debt securities and convertible preferred stock, and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event that an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt securities take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. The value of your investment in a fund that invests in equity securities may sometimes decrease. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See “Small Capitalization Companies” below. A Fund’s investments may include securities traded “over-the-counter” as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Growth Stocks and Value Stocks

Some Funds may invest in growth stocks and value stocks. Growth stocks are those stocks of companies that the adviser believes have earnings that will grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the adviser has placed on it.

Value stocks are those stocks of companies that are not expected to experience significant earnings growth, but that the adviser believes are undervalued compared to their true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the adviser’s assessment of a company’s prospects is wrong or if other investors do not eventually recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the adviser has placed on it. The Fund generally invests a significant portion of its assets in value stocks.

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Many stocks may have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, they fit into.

Investment Companies

Some Funds may invest in other investment companies. Investment companies, including companies such as “iShares,” “SPDRs” and “VIPERs,” are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and the Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for a Fund to invest in such countries. In other cases, when a Fund’s adviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. In addition, it may be efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Market Capitalizations

Some Funds may invest in companies with small, medium or large market capitalizations. The market capitalization ranges allowable for investments of each Fund are defined in reference to the benchmark of the specific Fund. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies, may be more volatile and are subject to many of the same risks as smaller capitalizations companies.

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Small Capitalization Companies — Some may invest in companies with relatively small market capitalizations. Such investments may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. The net asset value of Funds that invest in companies with relatively small market capitalizations therefore may fluctuate more widely than market averages.

Preferred Stock

Some Funds may invest in preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

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Real Estate Investment Trusts (REITs)

Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund’s making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from a REIT will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

Warrants and Rights

Some Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are often freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

Some Funds may invest in low exercise price call warrants, which are equity call warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue. Low exercise price call warrants are typically used to gain exposure to stocks in difficult to access local markets. The warrants typically have a strike price set such that the value of the warrants will be identical to the price of the underlying stock. The value of the warrants is correlated with the value of the underlying stock price and therefore, the risk and return profile of the warrants is similar to owning the underlying securities. In addition, the owner of the warrant is subject to the risk that the issuer of the warrant (i.e., the counterparty) will default on its obligations under the warrant. The warrants have no voting rights. Dividends issued to the warrant issuer by the underlying company will generally be distributed to the warrant holders, net of any taxes or commissions imposed by the local jurisdiction in respect of the receipt of such amount. In addition, the warrants are not exchangeable into shares of the underlying stock. Low exercise price call warrants are typically sold in private placement transactions, may be illiquid, and may be classified as derivative instruments.

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Foreign Securities

Some Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. The non-U.S. securities in which a Fund may invest, all or a portion of which may be non-U.S. dollar denominated, may include, among other investments: (a) debt obligations issued or guaranteed by non-U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities, including “Brady Bonds”; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; and (e) non-U.S. dollar denominated securities of U.S. corporate issuers. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. For the Loomis Sayles International Bond Fund, “Issuers located outside the U.S.” include non-U.S. national, provincial, state, municipal or other governments or their agencies or instrumentalities, supranational entities and those issuers (a) organized under the laws of, (b) whose securities have their principal trading markets in, (c) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (d) having at least 50% of their assets located in countries other than the U.S.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time each Fund determines its net asset value (“NAV”), the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although each Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how the Fund uses fair value pricing, see “Net Asset Value.”

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Depositary Receipts

Some Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by banks that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and the price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency risk.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the adviser of the Fund may consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Supranational Entities

Some Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under “Foreign Currency Transactions.”

Foreign Currency Transactions

Some Funds may engage in foreign currency transactions. Many foreign securities in a Fund’s portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

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To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, a Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date (“forward contracts”). A Fund will maintain cash or other liquid assets eligible for purchase by the Fund either “earmarked” on the Fund’s records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund‘s liquid holdings that settle in the relevant currency and the Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. A Fund’s use of currency transactions may be limited by tax considerations. The adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. A Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See “Futures Contracts,” “Options” and “Swap Contracts” below.

The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

Because the Funds may invest in ADRs, changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the Fund than a fund that is not over-weighted in that region.

Money Market Instruments

Each Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes. However, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities.

Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply. In addition, recently many money market instruments previously thought to be highly liquid have become illiquid. If the Funds’ money market instruments become illiquid, the Funds may be unable to satisfy certain of their obligations or may only be able to do so by selling other securities at prices or time that may be disadvantageous to do so.

TYPES OF PRACTICES

Derivative Instruments

Some Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

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In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that a Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Repurchase Agreements

A Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.

Reverse Repurchase Agreements

Some Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the applicable Fund’s records at the trade date and maintained until the transaction is settled. Reverse repurchase agreements are economically similar to secured borrowings by the Funds.

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Dollar Rolls- Dollar rolls are a special type of reverse repurchase agreement in which the portfolio instrument transferred by the Fund is a mortgage-related security. The Fund gives up the cash flows during the transaction period but has use of the cash proceeds.

When-Issued Securities

“When-issued” securities are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve a Fund’s investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to a Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. When-issued securities may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. A Fund will either designate on its records or cause its custodian to establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by each Fund.

Illiquid Securities

Some Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time or at the price at which the Fund values the security. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

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Some Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. Some Funds may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by each Trust’s Board of Trustees, that the particular issue is liquid.

Initial Public Offerings

Some Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public in the primary market, typically to raise additional capital. A Fund may purchase a “hot” IPO (also known as a “hot issue”), which is an IPO that is oversubscribed and, as a result, is an investment opportunity of limited availability. As a consequence, the price at which these IPO shares open in the secondary market may be significantly higher than the original IPO price. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history. There is the possibility of losses resulting from the difference between the issue price and potential diminished value of the stock once traded in the secondary market. A Fund’s investment in IPO securities may have a significant impact on the Fund’s performance and may result in significant capital gains.

Private Placements

Some Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when its investment adviser believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities,” which are securities that cannot be sold to the public without registration under the Securities Act, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act) or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations are typically less readily available for these securities. The judgment of a Fund’s investment adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers in a privately negotiated transaction to a limited number of purchasers in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public. As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Privatizations

Some Funds may participate in privatizations. In a number of countries around the world, governments

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have undertaken to sell to investors interests in enterprises that the government has historically owned or controlled. These transactions are known as “privatizations” and may in some cases represent opportunities for significant capital appreciation. In some cases, the ability of U.S. investors, such as the Funds, to participate in privatizations may be limited by local law, and the terms of participation for U.S. investors may be less advantageous than those for local investors. Also, there is no assurance that privatized enterprises will be successful, or that an investment in such an enterprise will retain its value or appreciate in value.

Futures Contracts

Some Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax-exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract, depending on applicable exchange rules. Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on the Fund’s records or establish a segregated account with the Fund’s custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on the Fund’s records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts. For futures contracts which are contractually required to settle in cash (rather than by delivery of the underlying security or commodity), the Fund may designate or segregate liquid assets in an amount equal to the Fund’s daily marked-to-market of such contract.

Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions and other transaction costs.

Options

Some Funds may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. An “American style” option allows exercise of the option at any time during the term of the option. A “European style” option allows an option to be exercised only at the end of its term. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission.

A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund

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owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if a Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund and is designated on the Fund’s records or placed in a segregated account with its custodian.

A put option on a futures contract written by a Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price either in a segregated account with the Fund’s custodian or designated on the Fund’s records, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer’s position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit a Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit a Fund to write another put option secured by the assets used to cover the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If a Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

A Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities. Conversely, writing a call option limits the opportunity for gain on the securities under the option.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, a Fund will have a net gain from the options transaction, and the Fund’s total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by a Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

Some Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive, upon exercise of the warrant, a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based

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on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

Some Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

Some Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by a Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund’s custodian or designated on the Fund’s records. For this purpose, a call option is also considered covered if the Fund owns

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securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund’s obligation under the call option over (y) the value of such securities.

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Swap Agreements

Certain Funds may enter into a variety of swap agreements, including but not limited to interest rate, index, commodity, equity linked, credit default, credit linked and currency exchange swaps. Depending on the structure of the swap agreement, a Fund may enter into swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against or attempt to take advantage of currency fluctuations, to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date, to efficiently gain exposure to certain markets, or to shift a Fund’s investment exposure from one type of investment to another.

Swap agreements are unregulated, individually negotiated contracts between two parties who agree to exchange for a specified period of time two streams of payments that would be earned or realized on particular notional investments or instruments. In a typical interest rate swap, for example, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for the term of the swap agreement. The “notional principal amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties agree to exchange, i.e., the return on or increase in value of a particular dollar amount invested at particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities. Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate assets in an amount sufficient to cover its current net obligations under swap agreements.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown exponentially in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

Certain Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or a downgrade in credit-rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, such Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund that is a protection buyer has the right to deliver the referenced debt obligations and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by the Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, resulting in a loss to the protection seller. Furthermore, a Fund that is a protection seller would effectively add leverage to its portfolio because such Fund will have investment exposure to the notional amount of the swap. A Fund may not enter into any credit default swaps, other than for hedging purposes, if at the time it enters into the swap the aggregate notional value of all then outstanding credit default swaps entered into by the Fund for non-hedging purposes exceeds 20% of the Fund’s total assets.

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Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. See “Swap Agreements” above. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading credit default swaps. The Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Investment Pools of Swap Contracts

Certain Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit linked, interest rate, currency exchange, equity linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swap contracts and related underlying securities whose performance corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, an investing Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as the Fund. Interests in privately offered investment pools of swap contracts may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to a Fund’s restriction on investments in illiquid securities.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. A Fund’s hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as “derivatives” and involve special risks. Use of options, futures or swaps for purposes other than hedging may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements,

29

investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges, which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that a Fund would have to exercise the option in order to realize any profit or protect against loss. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are developing, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the relevant Funds purchase foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of a Fund’s adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent

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interest rates move in a direction opposite to that anticipated, a Fund may realize a loss on the transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that a Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, a Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate perfectly with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Short Sales

Some Funds may sell securities short “against the box,” that is: (1) enter into short sales of securities that they currently own or have the right to acquire through the conversion or exchange of other securities that they own without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Funds’ short positions remain open.

In a short sale against the box, a Fund does not deliver from its portfolio securities sold, and does not receive immediately the proceeds from, the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must designate on its records or deposit and continuously maintain in a separate account with the Fund’s custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. A Fund may also close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Risks. Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of each Fund’s assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Securities Lending

The Funds may lend from their total assets in the form of their portfolio securities to brokers, dealers or other financial institutions under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Funds will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund

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subject to any investment restrictions listed in Part I of this Statement. Under some securities lending arrangements a Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called, if possible, so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans, including fees to the party arranging the loans, shipping fees and custodian and placement fees approved by the Boards of Trustees of the Trusts or persons acting pursuant to the direction of the Board.

These transactions must be fully collateralized at all times, but involve some credit risk to the Funds if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Funds are delayed in or prevented from recovering the collateral.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in each Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser’s investment discretion in managing a Fund’s assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the adviser of each Fund may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ temporary defensive strategies. The use of temporary defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market or other short-term high quality debt instruments.

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. Each Fund anticipates that its portfolio turnover rate will vary from time to time depending on the volatility of economic and market conditions.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when each Fund’s adviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. A list of the Funds’ top 10 holdings will generally be available on a monthly basis within

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5 days after month end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website provided that the information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting recordkeeping services provided to the Funds, and to RiskMetrics Group and Glass Lewis & Co., LLC as part of the proxy voting administration and research services, respectively, provided to the Fund’s adviser (votable portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the Funds’ advisers, subadvisers, principal underwriter, administrator, custodian, Fund accounting agent and independent registered public accounting firm, Fund counsel and independent trustee counsel as well as to broker dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes; and

(5)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (4) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of each Fund’s adviser, administrator or custodian. With respect to (5) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filing and other related items, Electra Information Systems, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations, Bloomberg (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis; Lehman Point (periodic disclosure of full portfolio holdings) for the purpose of performing analytics and scenario analysis; Yield Book (periodic disclosure of full portfolio holdings) for the purpose of performing certain portfolio analytics for the adviser; Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns; and chartered accountants in India (daily disclosure of securities trades of India-based issuers, provided the next business day) for the purpose of performing certain duties for compliance with the India Income-Tax Act with respect to the Loomis Sayles Global Markets Fund. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Fund’s disclosure of portfolio holdings or from officers of the Fund in connection with proposed new exceptions or new disclosures pursuant to item (5) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

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Other registered investment companies that are advised or sub-advised by a Fund’s adviser may be subject to different portfolio holdings disclosure policies, and neither the adviser nor the Board of Trustees of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the adviser and some of the separate accounts managed by the adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund’s adviser or by any affiliated person of the adviser.

MANAGEMENT OF THE TRUSTS

The Trusts are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of Natixis Funds Trust I, Natixis Funds Trust II and Loomis Sayles Funds Trust II. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the relevant Trust. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For the purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the relevant Trust.

Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee Since 1984 for Natixis Funds Trust I (including its predecessors); since 2003 for Loomis Sayles Funds II Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	41 Director, Taubman Centers, Inc. (real estate investment trust)

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Charles D. Baker (1956)	Trustee Since 2005 for Natixis Funds Trust I and Loomis Sayles Funds II Contract Review and Governance Committee Member	President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	41 None

Edward A. Benjamin (1938)	Trustee Since 2003 for Natixis Funds Trust I; since 2002 for Loomis Sayles Funds II Chairman of the Contract Review and Governance Committee	Retired	41 None

Daniel M. Cain (1945)	Trustee Since 1996 for Natixis Funds Trust; since 2003 for Loomis Sayles Funds II Chairman of the Audit Committee	President and Chief Executive Officer, Cain Brothers & Company, Incorporated (investment banking)	41 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker**** (1945)	Trustee Since 2008 for Natixis Funds Trust I and Loomis Sayles Funds II Contract Review and Governance Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	41 Director, M Fund, Inc. (registered investment company)

Jonathan P. Mason (1958)	Trustee Since 2007 for Natixis Funds Trust I and Loomis Sayles Funds II Audit Committee Member	Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forestry products)	41 None

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Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Sandra O. Moose (1942)

Chairperson of the Board of Trustees since November 2005

Trustee

since 1982 for Natixis Funds Trust I (including its predecessors); since 2003 for Loomis Sayles Funds II

Ex officio member of the Audit Committee and Contract Review and Governance Committee

		President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	41 Director, Verizon Communications; Director, Rohm and Haas Company (specialty chemicals); Director, AES Corporation (international power company)

Cynthia L. Walker (1956)	Trustee Since 2005 for Natixis Funds Trust I and Loomis Sayles Funds II Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	41 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003 for Natixis Funds Trust I; since 2002 for Loomis Sayles Funds II Chief Executive Officer of Loomis Sayles Funds II since 2002	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.; President and Chief Executive Officer, Loomis Sayles Funds I	41 None

John T. Hailer[2] (1960)	Trustee Since 2000 for Natixis Funds Trust I; since 2003 for Loomis Sayles Funds II	President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	41 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.
**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee’s or officer’s current position with such entity.
***	The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

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****	Mr. Drucker was appointed a trustee effective July 1, 2008
[1]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with affiliated persons of the Trusts: President and Chief Executive Officer-U.S. and Asia, Natixis Global Asset Management, L.P.

Officers of the Trusts
Name and Year of Birth	Position(s) Held With the Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years**
David L. Giunta (1965)	President and Chief Executive Officer of Natixis Funds Trust I and Loomis Sayles Funds II	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly President, Fidelity Charitable Gift Fund

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President of Loomis Sayles Funds II	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

Russell L. Kane (1969)	Chief Compliance Officer; Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer, since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; and formerly, Senior Counsel, Columbia Management Group.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.

Robert Krantz (1964)	Executive Vice President	Since September 2007	Executive Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series. Mr. Fuss is not an officer of the Natixis Funds Trusts or the Hansberger International Series. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

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Standing Board Committees

The trustees have delegated certain authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of each Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended September 30, 2008, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended September 30, 2008, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Jonathan P. Mason	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Kenneth A. Drucker

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

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Fund Securities Owned by the Trustees

As of December 31, 2008, the trustees had the following ownership in the Funds:

Independent Trustees

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**	Charles D. Baker	Edward A. Benjamin**	Daniel M. Cain**	Kenneth A. Drucker****	Jonathan Mason	Sandra O. Moose**	Cynthia L. Walker
Core Plus Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Global Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
International Bond Fund***	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Investment Grade Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Limited Term Government and Agency Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Mid Cap Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Research Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Strategic Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	The International Bond Fund commenced operations on February 1, 2008.
****	Kenneth A. Drucker became a trustee effective July 1, 2008.

Interested Trustees

Dollar Range of Fund Shares*	Robert J. Blanding	John T. Hailer
Core Plus Bond Fund	[ ]	[ ]
Global Markets Fund	[ ]	[ ]
Growth Fund	[ ]	[ ]
High Income Fund	[ ]	[ ]
International Bond Fund**	[ ]	[ ]
Investment Grade Bond Fund	[ ]	[ ]
Mid Cap Growth Fund	[ ]	[ ]
Limited Term Government and Agency Fund	[ ]	[ ]
Research Fund	[ ]	[ ]
Strategic Income Fund	[ ]	[ ]
Value Fund	[ ]	[ ]
Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Trusts	[ ]	[ ]

*	A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. over $100,000
**	The International Bond Fund commenced operations on February 1, 2008.

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Trustee Fees

The Trusts pay no compensation to their officers or to their trustees who are Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts, Loomis Sayles Funds trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended September 30, 2008, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving as trustees of Natixis Funds Trust II Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Hansberger International Series and Gateway Trust. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended September 30, 2008

	Aggregate Compensation from Natixis Funds Trust I*			Aggregate Compensation from Loomis Sayles Funds II*			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex**
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$	[	]	$	[	]	$0	$0	$	[	]
Charles D. Baker	$	[	]	$	[	]	$0	$0	$	[	]
Edward A. Benjamin	$	[	]	$	[	]	$0	$0	$	[	]
Daniel M. Cain	$	[	]	$	[	]	$0	$0	$	[	]
Richard Darman***	$	[	]	$	[	]	$0	$0	$	[	]
Kenneth A. Drucker****	$	[	]	$	[	]	$0	$0	$	[	]
Jonathan P. Mason	$	[	]	$	[	]	$0	$0	$	[	]
Sandra O. Moose	$	[	]	$	[	]	$0	$0	$	[	]
Cynthia L. Walker	$	[	]	$	[	]	$0	$0	$	[	]
INTERESTED TRUSTEES
John T. Hailer		$0			$0		$0	$0		$0
Robert J. Blanding		$0			$0		$0	$0		$0

*	Amounts include payments deferred by trustees for the fiscal year ended September 30, 2008, with respect to the Trusts. The total amount of deferred compensation accrued for Natixis Funds Trust I as of September 30, 2008 for the trustees is as follows: Allison ($[ ] ), Baker ($[ ] ), Benjamin ($[ ] ), Cain ($[ ] ), Darman ($[ ] ), Drucker ($[ ] ), Mason ($[ ] ), Moose ($[ ] ) and Walker ($73,840). The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2008 for the trustees is as follows: Allison ($[ ] ), Baker ($[ ] ), Benjamin ($[ ] ), Cain ($[ ] ), Darman ($[ ] ), Drucker ($[ ]), Mason ($[ ] ), Moose ($[ ] ) and Walker ($[ ] ).
**	Total Compensation represents amounts paid during the fiscal year ended September 30, 2008 to a trustee for serving on the board of trustees of nine (9) trusts with a total of forty (40) funds as of September 30, 2008.
***	Mr. Darman served as a Trustee until his death on January 25, 2008.
****	Mr. Drucker became a trustee effective July 1, 2008.

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The Natixis Funds Trusts and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees.

Management Ownership

As of record on January     , 2009, the officers and trustees of the Trusts collectively owned less than 1% of the then outstanding shares of the Funds except that the officers and trustees of the Trusts owned beneficially [    ]. These amounts include shares held by the Loomis Sayles Employees’ Profit Sharing Plan (the “Profit Sharing Plan”) for the accounts of officers and trustees of the Trusts, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the “Pension Plan”).

As of January     , 2009, the Profit Sharing Plan owned the following percentages of the outstanding Class Y shares of the indicated Funds: [    ].

As of January     , 2009, the Pension Plan owned the following percentages of the outstanding Class Y shares of the indicated Funds: [    ].

The trustee of the Pension Plan and Profit Sharing Plan is Charles Schwab Trust Company. The Pension Plan’s Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan’s shares. [The trustees of the Profit Sharing Plan are John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Warren Koontz, Greg O’Hara, John McGraw, Paul Sherba, John Russell and Kurt Wagner. Except for Timothy Hunt, John DeBeer and John McGraw, each member of the Advisory Committee is an officer and employee of Loomis Sayles. ]Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

Code of Ethics. The Trusts, Loomis Sayles and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies. The Board of Trustees of the Funds has adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Funds’ investment adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of each Fund and its shareholders. The adviser shall exercise its fiduciary responsibilities to vote proxies with respect to each Fund’s investments that are managed by that adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser. Proposals that, in the opinion of the adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the adviser, are not in the best interests of shareholders are generally voted “against.” The adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trusts in connection with the voting of proxies. The adviser shall make available to each Fund, or Natixis Advisors, the Funds’ administrator, the records and information maintained by the adviser under the Guidelines.

Loomis Sayles uses the services of third parties (“Proxy Voting Services”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst

41

following the company or the portfolio manager of a Fund holding the security, and will be voted in the best investment interests of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and update of the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Information regarding how the Funds voted proxies related to their respective portfolio securities during the 12-month period ended June 30, 2008 is available without charge through the Funds’ websites, www.funds.natixis.com and www.loomissayles.com and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Natixis Asset Management Advisors, L.P. (“Natixis Advisors, formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

The [14] principal subsidiary or affiliated asset management firms of Natixis US collectively had over $[ ] billion in assets under management or administration as of December 31, 2008.

Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds’ portfolios as well as numerous other institutional and individual clients

42

to which Loomis Sayles provides investment advice. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis US. Natixis US owns the entire limited partnership interest in Loomis Sayles.

Advisory Agreements. Each Fund’s advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trusts and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage each Fund’s assets in accordance with its investment objectives and policies.

Each Fund pays all expenses not borne by the adviser including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent registered public accounting firm, legal counsel for the Funds, legal counsel for the Trusts’ Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, the compensation of trustees who are not directors, officers or employees of the Funds’ adviser, or its affiliates, other than affiliated registered investment companies, all expenses of shareholders’ and trustees’ meetings, and costs of preparing, printing and mailing reports to shareholders. In the case of Funds with Class Y shares, certain expenses may be allocated differently among the Fund’s Classes A, B and C shares, on the one hand, and Class Y shares on the other hand. (See “Description of the Trusts and Ownership of Shares”)

Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

Each advisory agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days’ written notice, or by the Funds’ adviser upon 90 days’ written notice. Each advisory agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Advisory Administration Agreement. Under separate Advisory Administration Agreements dated September 1, 2003, Natixis Advisors oversees the portfolio management services provided by Loomis Sayles to the Core Plus Bond Fund and provides certain administrative services to those Funds. Subject to the review of the Board of Trustees, Natixis Advisors monitors Loomis Sayles to assure that Loomis Sayles is managing a Fund’s assets consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, Natixis Advisors also provides the Funds with administrative services which include, among other things, day-to-day administration of matters related to the Funds’ existence, maintenance of its records, preparation of reports and assistance in the preparation of the Funds’ registration statements under federal and state laws. Natixis Advisors does not determine what investments will be purchased or sold for any Fund.

Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the “Distribution Agreements”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Distributor is compensated under each agreement through receipt of the sales charges on Class A shares described below under “Net Asset Value and Public Offering Price” and is paid by the Funds the service and

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distribution fees described in the applicable Prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of a Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund’s shares.

Each Fund has adopted Rule 12b-1 plans (the “Plans”) for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as “trail commissions.” Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the relevant Trust. (Note that not all Funds offer Class C shares and that Class B shares are no longer offered for sale.)

Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of each Fund’s average daily net assets attributable to the Classes A and C shares. In the case of Class C shares, the Distributor retains the first year’s service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund’s Class A and Class B shares.

The service fee on Class A shares may be paid only to reimburse the Distributor for the expense of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

Each Fund’s Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund’s Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B shares, the Distributor retains the annual distribution fee as compensation for its services as distributor of such shares. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund’s shares, as distribution fees in connection with the sale of the Fund’s shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month. As stated in the prospectuses, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts’ trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such trustees.

Fees paid by Class A, Class B or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the relevant Funds based on their relative net assets or relative sales. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

44

The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds’ shares. As described in more detail below, the Distributor, at its expense, may pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Funds’ adviser with respect to sales of Class Y shares. Note that certain Funds do not currently offer Class Y shares.

The Distribution Agreement for any Fund may be terminated at any time on 60 days’ written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the Independent Trustees.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose, or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

With the exception of the Distributor, its affiliated companies and those trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.

The Distributor controls the word “Natixis” in the names of the Natixis Funds Trusts and if it should cease to be the principal distributor of such Funds’ shares, the Trusts may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Hansberger International Series and Gateway Trust. The address of the Distributor is 399 Boylston Street, Boston Massachusetts, 02116.

The portion of the various fees and expenses for Funds offering Classes A and, with respect to certain Funds, C shares that are paid (reallowed) to securities dealers are shown below.

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All Income Funds (except Limited Term Government and Agency Fund)

For Class A shares of the Income Funds, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors and/or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Income Funds that are paid to securities dealers are shown below:

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	4.50%	4.00%		0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%		0.25%	1.95%

Investments of $1 million or more
First $3 million	none	1.00	%(1)	0.25%	1.25%
Excess over $3 million	none	0.50	%(1)	0.25%	0.75%

Investments with no Sales Charge (2)	none	0.00%		0.25%	0.25%

Limited Term Government and Agency Fund

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $100,000	3.00%	2.70%		0.25%	2.95%
$100,000 - $249,999	2.50%	2.15%		0.25%	2.40%
$250,000 - $499,999	2.00%	1.70%		0.25%	1.95%
$500,000 - $999,999	1.25%	1.00%		0.25%	1.25%

Investments of $1 million or more
First $3 million	none	1.00	%(1)	0.25%	1.25%
Excess over $3 million	none	0.50	%(1)	0.25%	0.75%

Investments with no Sales Charge (2)	none	0.00%		0.25%	0.25%

(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Income Funds under the section “How Sales Charges Are Calculated.” Also refers to any Class C share accounts established prior to December 1, 2000.

The Class B and Class C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Income Funds that are paid to securities dealers are shown below:

Core Plus Bond, High Income, Investment Grade Bond and Strategic Income Funds

Investment	Maximum Front – End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class B	none	3.75%	0.25%	4.00%

All amounts for Class C	none	1.00%	0.00%	1.00%

46

Limited Term Government and Agency Fund

Investment	Maximum Front – End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class B	none	2.75%	0.25%	3.00%

All amounts for Class C	none	1.00%	0.00%	1.00%

*	Class B shares are no longer offered for sale.

Equity Funds

For Class A shares of the Research Fund, Growth Fund, Global Markets Fund and Value Fund, the service fee is payable only to reimburse the Distributor for amounts it pays in connection with providing personal services to investors or maintaining shareholder accounts. The portion of the various fees and expenses for Class A shares of the Funds that are paid to securities dealers are shown below:

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
Less than $50,000	5.75%	5.00%		0.25%	5.25%
$50,000 - $99,999	4.50%	4.00%		0.25%	4.25%
$100,000 - $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 - $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 - $999,999	2.00%	1.70%		0.25%	1.95%

Investments of $1 million or more
First $3 million	None	1.00	%(1)	0.25%	1.25%
Excess over $3 million	None	0.50	%(1)	0.25%	0.75%

Investments with no Sales Charge (2)	None	0.00%		0.25%	0.25%

(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Funds under the section “How Sales Charges Are Calculated.”

The Class B (except for the Global Markets Fund, which does not offer class B shares) and Class C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Funds that are paid to securities dealers are shown below:

Investment	Maximum Front – End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class B	none	3.75%	0.25%	4.00%

All amounts for Class C	none	1.00%	0.00%	1.00%

(1)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Loomis Sayles Growth Fund, Loomis Sayles Research Fund and Loomis Sayles Value Fund under the section “How Sales Charges Are Calculated.”

47

All Funds

As previously discussed, Class B shares are no longer offered by any Fund. As described in the Prospectuses, each purchase or sale of shares is effected at the net asset value next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the “CDSC”). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to SG Constellation LLC to compensate SG Constellation LLC for financing the payment of commissions on the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and SG Constellation LLC. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. For Funds subject to a redemption fee, such fees are paid to the Fund. Note that not all Funds offer Class C shares.

For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.

The Distributor, the adviser and their affiliates may, out of their own resources, make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon various factors described below and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm’s internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.35% of gross sales) or the amount of assets a dealer’s clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.25% of the value of the clients’ shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset based fess, solely sales based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Funds, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of a particular Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

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The commissions and sales charges for the last three fiscal years were allocated as follows:

NATIXIS FUNDS TRUST I*

	09/30/06	09/30/07	09/30/08
Total commissions on sales of Class A shares	$49,062	$79,714	$	[ ]
Amount reallowed to other securities dealers	$43,029	$71,463	$	[ ]
Amount retained by Distributor	$6,033	$8,251	$	[ ]

Total CDSCs on redemptions of Classes A, B and C shares	$55,609	$21,494	$	[ ]
Amount paid to SG Constellation, LLC	$52,890	$19,547	$	[ ]
Amount retained by Distributor*	$2,719	$1,947	$	[ ]

*	See “Other Arrangements” for information about amounts received by the Distributor from Natixis Funds Trust I’s investment advisers or the Funds directly for providing certain administrative services relating to Natixis Funds Trust I.

LOOMIS SAYLES FUNDS II

	9/30/06	9/30/07	9/30/08
Total commissions on sales of Class A shares	$9,594,146	$17,374,690	$	[	]
Amount reallowed to other securities dealers	$8,628,759	$15,892,791	$	[	]
Amount retained by Distributor	$965,387	$1,481,899	$	[	]

Total CDSCs on redemptions of Classes A, B and C shares	$782,392	$1,421,290	$	[	]
Amount paid to SG Constellation, LLC	$431,292	$400,986	$	[	]
Amount retained by Distributor*	$351,100	$1,020,304	$	[	]

Pursuant to an Administrative Services Agreement between the Trust and Natixis Advisors dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Natixis Advisors performs certain accounting and administrative services for the Fund. Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters.

For the fiscal years ended September 30, 2006, September 30, 2007 and September 30, 2008, Natixis Advisors received the following fees from the Funds for administrative service:

Fund	Fiscal Year Ended 9/30/06	Fiscal Year Ended 9/30/07	Fiscal Year Ended 9/30/08
Core Plus Bond Fund	$136,903	$122,399	$	[	]
Global Markets Fund	$41,606	$61,577	$	[	]
Growth Fund	$198,292	$225,262	$	[	]
High Income Fund	$23,472	$23,539	$	[	]
International Bond Fund*	$0	$0	$	[	]
Investment Grade Bond Fund	$218,559	$617,404	$	[	]
Limited Term Government and Agency Fund	$86,859	$69,276	$	[	]
Mid Cap Growth	$22,806	$26,121	$	[	]
Research Fund	$13,700	$15,995	$	[	]
Strategic Income Fund	$1,899,235	$4,368,976	$	[	]
Value Fund	$39,345	$80,975	$	[	]

*	The International Bond Fund commenced operations on February 1, 2008

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Custodial Arrangements. State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Transfer Agency Services. Pursuant to contracts between the Trusts, on behalf of each Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

Independent Registered Public Accounting Firm. The Trusts’ independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of each Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Trusts as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectuses for the Funds (except the International Bond Fund), and the financial statements contained in those Funds’ Annual Reports for the year ended September 30, 2008 and incorporated by reference into this Statement, have been so included in reliance on the reports of the Trusts’ independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Funds. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

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PORTFOLIO MANAGEMENT INFORMATION

Portfolio Managers’ Management of Other Accounts

As of September 30, 2008, the Portfolio Manager(s) of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each Portfolio Manager.

	Registered Investment Companies								Other Pooled Investment Vehicles								Other Accounts
	Other Accounts Managed				Advisory fee is based on performance				Other Accounts Managed				Advisory fee is based on performance				Other Accounts Managed				Advisory fee is based on performance
Name of Portfolio Manager	# of Accts	Total Assets			# of Accts	Total Assets			# of Accts	Total Assets			# of Accts	Total Assets			# of Accts	Total Assets			# of Accts	Total Assets
Mark B. Baribeau	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Arthur Barry	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Kenneth M. Buntrock	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
James L. Carrol	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Pamela N. Czekanski	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Maureen G. Depp	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Matthew J. Eagan	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Phillip C. Fine	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Daniel J. Fuss	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Kathleen C. Gaffney	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
John Hyll	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Brian James	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Steven Kaseta	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Warren Koontz	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Peter W. Palfrey	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Richard G. Raczkowski	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
David W. Rolley	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Clifton V. Rowe	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Lynda L. Schweitzer	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Richard D. Skaggs	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]
Elaine J. Stokes	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]	[ ]	$	[	]

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage” below.

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Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of September 30, 2008:

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the department’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Fixed-Income Managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The external benchmark used for the investment style utilized by each fixed-income fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Core Plus Bond Fund	Barclays Capital Aggregate Index (formerly known as “Lehman Aggregate Index”)

Loomis Sayles High Income Fund	Barclays Capital High Yield Index (formerly known as “Lehman High Yield Index”)

Loomis Sayles International Bond Fund	Citigroup World Government Bond Index

Loomis Sayles Investment Grade Bond Fund	Barclays Capital Aggregate Index

Loomis Sayles Limited Term Government and Agency Fund	Barclays Capital Intermediate Government Index (formerly known as “Lehman Intermediate Government Index”)

Loomis Sayles Strategic Income Fund	Barclays Capital Aggregate Bond Index (formerly known as “Lehman Aggregate Bond Index”)

The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five year performance on a rolling three year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance because it believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by the firm.

Mr. Fuss’ compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Equity Managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of a peer group of institutional managers in that style. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to

52

performance. Longer-term performance (3 and 5 years, or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for each equity Fund is noted in the table below:

FUND	MANAGER BENCHMARK
Loomis Sayles Global Markets Fund

Barclays Capital Government/Credit Index (formerly known as “Lehman Government/Credit Index”)

Russell 1000 Value Index

Russell 1000 Growth Index

Barclays Capital Global Aggregate Index (formerly known as “Lehman Global Aggregate Index”)

Citigroup World Government Bond Index

Loomis Sayles Growth Fund	Russell 1000 Growth Index

Loomis Sayles Mid Cap Growth	Russell Mid Cap Growth Index

Loomis Sayles Research Fund	S&P 500 Index

Loomis Sayles Value Fund	Russell 1000 Value Index

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm. Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

General

Mutual funds are not included in the firm’s composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by the firm employs strategies endorsed by the firm and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units;

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan, used by the Value Fund, is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 1, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

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Mr. Carroll is also a portfolio manager of two private investment funds advised by Loomis Sayles, and he receives a portion of the performance fee earned on those funds through an equity interest he holds in the funds’ general partner.

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Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2008, the Portfolio Managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested
Mark B. Baribeau	Loomis Sayles Global Markets Fund Loomis Sayles Growth Fund	[ ] [ ]

Arthur Barry	Loomis Sayles Value Fund	[ ]

Kenneth M. Buntrock	Loomis Sayles International Bond Fund	[ ]

James L. Carroll	Loomis Sayles Value Fund	[ ]

Pamela N. Czekanski	Loomis Sayles Growth Fund	[ ]

Maureen G. Depp	Loomis Sayles Research Fund	[ ]

Matthew J. Eagan	Loomis Sayles High Income Fund Loomis Sayles Investment Grade Bond Fund Loomis Sayles Strategic Income Fund	[ ] [ ] [ ]

Phillip C. Fine	Loomis Sayles Mid Cap Growth Fund	[ ]

Daniel J. Fuss	Loomis Sayles Global Markets Fund Loomis Sayles Investment Grade Bond Fund Loomis Sayles Strategic Income Fund	[ ] [ ] [ ]

Kathleen C. Gaffney	Loomis Sayles High Income Fund Loomis Sayles Investment Grade Bond Fund Loomis Sayles Strategic Income Fund	[ ] [ ] [ ]

John Hyll	Loomis Sayles Limited Term Government and Agency Fund	[ ]

Brian James	Loomis Sayles Research Fund	[ ]

Steven Kaseta	Loomis Sayles Investment Grade Bond Fund	[ ]

Warren Koontz	Loomis Sayles Global Markets Fund Loomis Sayles Value Fund	[ ] [ ]

Peter W. Palfrey	Loomis Sayles Core Plus Bond Fund	[ ]

Richard G. Raczkowski	Loomis Sayles Core Plus Bond Fund	[ ]

David Rolley	Loomis Sayles Global Markets Fund Loomis Sayles International Bond Fund	[ ] [ ]

Clifton V. Rowe	Loomis Sayles Limited Term Government and Agency Fund	[ ]

Lynda L. Schweitzer	Loomis Sayles International Bond Fund**	[ ]

Richard D. Skaggs	Loomis Sayles Growth Fund	[ ]

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Elaine J. Stokes	Loomis Sayles High Income Fund Loomis Sayles Investment Grade Bond Fund Loomis Sayles Strategic Income Fund	[ ] [ ] [ ]

*	A. None	D. $50,001 -$100,000	G. over $1,000,000
	B.$1 -10,000	E. $100,001 -$500,000
	C.$10,001 - $50,000	F. $500,001 - $1,000,000

There are various reasons why a Portfolio Manager may not own shares of the Fund he or she manages. One reason is that the Fund’s investment objectives and strategies may not match those of the Portfolio Manager. Administrative reasons (such as facilitating compliance with an adviser’s code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Natixis Funds.

Allocation of Investment Opportunity Among Natixis and Loomis Sayles Funds (the “Funds”) and Other Investors Managed by the Adviser; Cross Relationships of Officers and Trustees

Loomis Sayles has organized its business into two investment groups: The Fixed Income Group and The Equity Group. The Fixed Income Group and the Equity Group make investment decisions for the funds managed by Loomis Sayles. The groups make investment decisions independently of one another. These groups also have responsibility for the management of other client portfolios. The other investment companies and clients served by Loomis Sayles’ investment platforms sometimes invest in securities in which the funds (or segments thereof) advised or subadvised by Loomis Sayles also invest. If one of these funds and such other clients advised or subadvised by the same investment group of Loomis Sayles desire to buy or sell the same portfolio securities at or about the same time, the respective group allocates purchases and sales, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each fund or client advised or subadvised by that investment group. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

All Income Funds

In placing orders for the purchase and sale of portfolio securities for each Income Fund, Loomis Sayles always seeks the best price and execution. Some of each Income Fund’s portfolio transactions are placed with brokers and dealers that provide Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Loomis Sayles. The services may also be used by Loomis Sayles in connection with their other advisory accounts, and in some cases may not be used with respect to the Funds.

All Equity Funds

In placing orders for the purchase and sale of equity securities for each Equity Fund, Loomis Sayles selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Loomis Sayles may place orders for the Funds which, combined with orders for its other clients, may impact the price of the relevant security. This could cause the Funds to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

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Subject to the overriding objective of obtaining the best possible execution of orders, each Fund’s adviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, each Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles’ opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker, but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed-income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers or dealers, (b) research and other products or services (as described under “Soft Dollars” below) provided by such brokers or dealers which are expected to enhance Loomis Sayles’ general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker or dealer.

Soft Dollars

Loomis Sayles’ receipt of brokerage and research products or services are factors in Loomis Sayles’ selection of a broker dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles’ own assets or may, in connection with transactions in equity securities effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (i.e. “soft dollars”).

Loomis Sayles will only acquire research and brokerage products and services that are deemed to qualify as eligible products and services under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934. Eligible research services and products that may be acquired by Loomis Sayles are those products and services that provide advice, analysis or reports that will aid Loomis Sayles in carrying out its investment decision-making responsibilities. Eligible research must reflect the expression of reasoning or knowledge (having inherently intangible and non-physical attributes) and may include the following research items: traditional research reports; discussions with research analysts and corporate executives; seminars or conferences; financial and economic publications that are not targeted to a wide public audience; software that provides analysis of securities portfolios; market research including pre-trade and post-trade analytics; and market data. Eligible brokerage services and products that may be acquired by Loomis Sayles are those services or products that (i) are required to effect securities transactions; (ii) perform functions incidental to securities transactions; or (iii) is a service that is required by an applicable SRO or SEC rule(s). The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

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If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a “research use”) and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such “mixed-use item” between the research and non-research uses and will only use soft dollars to pay for the portion of the cost relating to its research use.

In connection with Loomis Sayles’ use of soft dollars, a Fund may pay a broker dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services received, either in terms of the particular transaction or Loomis Sayles’ overall responsibility to discretionary accounts.

Loomis Sayles may use soft dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts, including the Funds, that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

Loomis Sayles’ use of soft dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of soft dollars also benefits the Funds as described above. However, conflicts may arise between a Fund’s interest in paying the lowest commission rates available and Loomis Sayles’ interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles’ own assets.

For purposes of this soft dollars discussion, the term “commission” may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretations. Loomis Sayles does not generate “soft dollars” on fixed-income transactions.

Client Commission Arrangements

Loomis Sayles has entered into client commission arrangements (“CCAs”) (also known as commission sharing arrangements) with some of its key broker dealer relationships. At the same time, Loomis Sayles has significantly reduced the number of brokers with which it will trade. In a CCA, subject to best execution, Loomis Sayles will allocate a higher portion of its clients’ equity trading with broker dealers who have agreed to unbundled their commission rates in order to enable Loomis Sayles to separately negotiate rates for execution and research and research services. The execution rates Loomis Sayles has negotiated with such firms vary depending on the difficulty of the orders Loomis Sayles has asked the CCAs to execute.

Pursuant to the CCA agreements Loomis Sayles has with these broker dealers, each firm will pool the research commissions accumulated during a calendar quarter and then, at the direction of Loomis Sayles, pay various broker dealers from this pool for the research and research services such firms have provided to Loomis Sayles.

The CCAs enable Loomis Sayles to: strengthen its relationships with its key broker dealers, and limit the broker dealers with whom it trades to those with whom it has an electronic interface, while still maintaining the research relationships with broker dealers that provide Loomis Sayles with research and research services. In addition, the ability to unbundle the execution and research components of commissions enables Loomis Sayles to manage commissions more efficiently, and to provide greater transparency to its clients in their commission reports.

These CCAs are deemed to be soft dollar arrangements and Loomis Sayles and each CCA intends to comply with the applicable requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, as well as the Commission Guidance Regarding Client Commission Practices under Section 28(e) in the SEC Release No. 34-54165 dated July 18, 2006.

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In addition to trading with the CCA broker dealers discussed above, Loomis Sayles continues to trade with full service broker dealers and ECNs and ATSs.

Brokerage Commissions

The tables in Part I of this Statement set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services (“directed transactions”) and (3) the dollar amount of commissions paid on directed transactions during such year. The information in the tables includes transactions that were directed to broker dealers based on the internal “broker vote” allocation policy of Loomis Sayles as well as transactions that were allocated under arrangements with brokers providing research services. The “broker vote” is an internal voting process whereby Loomis Sayles’ equity portfolio managers and research analysts vote on various aspects of broker dealer’s qualitative services, which include without limitation: research and other services, idea generation, discussion with research analysts and corporate executives, seminars and conferences. This internal voting process is performed on a quarterly basis, and Loomis Sayles uses the results of this internal vote to determine, in good faith, the value of the research and research services it receives from the broker dealers that provide such services, and it will pay such broker dealers for these services through its CCAs and/or through trading directly with the broker dealers.

General

Subject to procedures adopted by the Board of Trustees of each Trust, the Funds’ brokerage transactions may be executed by brokers that are affiliated with Natixis US or Loomis Sayles. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust’s funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, the adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund’s expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUSTS

The Declarations of Trust of Natixis Funds Trust I and Loomis Sayles Funds II permit each Trust’s trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The Declarations of Trust further permit each Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as each Trust’s Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by each Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of that Fund are entitled to share pro rata in the net assets attributable to that class of shares of that Fund available for distribution to shareholders. Each Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency, servicing and other expenses.

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The shares of all the Funds (except as noted in this Statement and in each of the Fund’s Prospectuses) are divided into four classes: Class A, Class B (no longer offered for sale), Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund’s Prospectuses. As disclosed in the Prospectuses, not every Fund offers each class of shares. Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Classes A and C. All expenses of each Fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees (“Other Expenses”)) are borne by its Classes A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the relevant Fund and Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

Each Declaration of Trust also permits the Trusts’ Board of Trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Each Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes (except to the extent such approval is required by law). Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

Each Declaration of Trust provides for the perpetual existence of the Trusts. Any Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. Each Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the relevant Trust or Fund upon written notice to its shareholders.

VOTING RIGHTS

Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of each Fund have identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except 1) when required by the 1940 Act, or when the Trustees shall have determined that the matter affects one or more series or class of shares, materially differently shares shall be voted by individual series or class and 2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts’ independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of trustees at such time

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as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts’ registration statement or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other Funds.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds’ shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined Prospectus for Funds of the Trusts.

HOW TO BUY SHARES

The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using

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Automated Clearing House (“ACH”), or by exchange, as described in the Prospectuses, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “Exchange”) on a day when the Exchange is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section “Shareholder Services” in this Statement.

At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

Shareholders of the Funds in Class Y may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the prospectus of the relevant Fund.

REDEMPTIONS

The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A, B and C shares, and a redemption fee may be charged on redemptions and exchanges of certain of the Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Funds will only accept Medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a Medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Funds at 800-225-5478 with any questions regarding when a Medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

In order to redeem shares by telephone, a shareholder automatically receives this service when completing the Fund application, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee.

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Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, the transfer agent and State Street Bank (the Funds’ custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Funds’ transfer agent), as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Check writing is available on Class A shares of Limited Term Government and Agency Fund. To elect check writing for your account, select the check writing option on your application and complete the attached signature card. To add check writing to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $500 or more. The check writing privilege does not apply to shares for which you have requested share certificates to be issued. Check writing is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank’s rules governing checking accounts. Limited Term Government and Agency Fund and the Distributor are in no way responsible for any check writing account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.

The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Funds within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59  1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70  1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59  1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions,

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required minimum distributions at age 70  1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the exchange. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind, if Natixis determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of each Fund at the beginning of such period. The Funds do not currently impose any redemption charge other than the CDSC imposed by the Funds’ distributor, and the redemption fee imposed on certain Funds, both as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also “Taxes,” below.

Reinstatement Privilege (Class A shares only)

The Prospectus describes redeeming shareholders’ reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide a new investment check made payable to Natixis Funds and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the new investment check and will be limited to the amount of the redemption proceeds.

Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the “wash sale” rule if a loss is realized at the time of the redemption.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Funds will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record.

The open account system provides for full and fractional shares expressed to three decimal places and, by

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making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A and C Shares)

Subject to each Fund’s investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. (Shareholders with accounts participating in Natixis Funds Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Funds at 800-225-5478 or your investment dealer or by visiting the Funds’ website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation or by written notice to the shareholder at least thirty days prior to any payment date. The Funds are under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A and C Shares)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax-exempt organizations, i.e., 403(b)(7) plans.

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs and 403(b)(7) plans using the Natixis Funds, prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59  1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Classes A, B and C Shares)

An investor owning a Fund’s shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (“Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Funds.

A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares,

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(2) a specified percentage of the account’s market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of  1/240,  1/239,  1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares purchased through the reinvestment of distribution in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan. As described in the Prospectuses, a redemption fee may apply.

All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See “Redemptions” and “Taxes” below for certain information as to federal income taxes.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans, IRAs or 403(b)(7) plans that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program

The Funds no longer offer the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Global Associates may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets a minimum initial investment amount of $1,000. Subsequent investments through the program must be for a minimum of $50 on a monthly basis and the Funds’ minimum balance policy will apply.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s net asset value (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund’s Prospectus.

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Exchange Privilege

A shareholder may exchange the shares of any Fund for shares of the same class of another Natixis Fund, Natixis Cash Management Trust—Money Market Series (the “Money Market Fund”) or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class B or C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis Fund listed below, subject to those funds’ eligibility requirements and sales charges. Class C shares in accounts of the Money Market Fund may exchange into Class C shares of a Natixis Fund subject to its CDSC schedule. These options are summarized in the Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579 or visiting our website at www.funds.natixis.com. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a Fund for Class Y shares of the same Fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all Class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same Fund. Shareholders will not be charged any redemption fee or exchange fee as a result of the exchange. The exchange between classes will generally be a non-taxable event to the shareholder.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

An exchange transaction is a redemption of shares and is subject to the redemption fee policy. See the section “Redemptions” above.

Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

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As indicated in the Prospectuses, certain Funds are subject to a redemption fee on exchanges.

Automatic Exchange Plan (Classes A, B and C Shares)

As described in the Prospectus, a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. Fund minimum into the new fund must first be met. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by a Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholder’s request.

Self-Servicing Your Account with Natixis Funds Personal Access Line® and Web Site

Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Natixis Funds Personal Access Line(R) or Web site at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

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The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE NATIXIS FUNDS.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1.	You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2.	You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

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3.	You transmit a transaction for which you do not receive a confirmation number.

4.	You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5.	You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line(R) or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

Natixis Funds

P. O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

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NET ASSET VALUE

The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

The total net asset value or “NAV” of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The Funds will not price their shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to a Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by a Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Exchange traded options are valued at the average of the closing bid and asked quotation. Credit default swaps are valued based on prices supplied by a pricing service, if available or quotations obtained from broker dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund’s net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of a Fund’s securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s net asset value is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may

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include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of these Funds’ net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund’s portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

The per share net asset value of a class of the Fund’s shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in each Fund’s Prospectus. The public offering price of Class C or Y shares of a Fund is the next-determined net asset value.

REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper “breakpoint” discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members’ and other related parties’ accounts, in order to verify your eligibility for the reduced sales charge.

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Cumulative Purchase Discount

A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table under “How Sales Charges Are Calculated—Class A shares” in the Class A, B and C Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or other of the Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

A Letter of Intent (a “Letter”), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder’s intended aggregate purchases of all series and classes of the Trusts and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds’ transfer agency.

A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation (“ROA”) towards the breakpoint level that will be reached upon the completion of the 13 months’ purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the “public offering price computed on such date.”

The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

The Funds’ transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Funds’ transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Funds’ transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder’s total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder’s spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

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For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Clients of the Adviser

Investment advisory clients of Loomis Sayles may invest in Class Y shares of the Funds below the minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trusts or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trusts or another Natixis Fund.

Eligible Governmental Authorities

There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

Investment Advisory Accounts

Class A shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

Class A shares of any Fund also may be purchased at net asset value through certain broker-dealers or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described above under “Distribution Agreements and Rule 12b-1 Plans”), or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

Class A shares of the Funds are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement

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plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Funds in the form of service or distribution fees.

Bank Trust Departments or Trust Companies

Class A shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of each Fund to pay all of its shareholders, as dividends, substantially all of its net investment income and to distribute annually all of its net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of a Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

TAXES

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in qualified publicly traded partnerships (“QPTPs,” as defined below); (ii) diversify its holdings so that at the end of each fiscal quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in (i) above, income derived by the Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by a Fund. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from passive income sources specified in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

For purposes of the diversification requirements described in (ii) above, “outstanding voting securities of an issuer” includes the equity securities of a QPTP. Also for purposes of meeting the diversification requirements, in the case of a Fund’s investments in loan participations, the Fund will treat both the intermediary and the issuer of the underlying loan as an issuer.

Assuming that it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As noted above, each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund does retain any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all of its net capital gain. If a Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by a Fund on such undistributed amount against their federal tax liabilities, if any, and to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of each Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed any amount on which it is subject to income tax for its taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

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Taxation of Fund Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryovers.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which the distributions are declared rather than the calendar year in which they are received.

Long-term capital gain rates applicable to individuals have been temporarily reduced to, in general, 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2011.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or the shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company (as defined below). Income derived from investments in fixed income securities, REITs and derivatives generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend

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(during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Passive Foreign Investment Companies

Funds that invest in foreign securities may own shares (or be treated as owning shares) in certain foreign investment entities referred to as “passive foreign investment companies” (“PFICs”) which could potentially subject such a Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on gains from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, a Fund may make an election to mark the gains (and to a limited extent losses) in a PFIC “to the market” as though it had sold and repurchased its holdings in the PFIC on the last day of each taxable year of the Fund. Such gains and losses are treated as ordinary income and loss. Each Fund may also in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund would be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives distributions from the PFIC. The mark-to-market and QEF elections may require a Fund to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid a Fund-level tax. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Securities Issued or Purchased at a Discount and Payment-in-Kind Securities

A Fund’s investments, if any, in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

In addition, payment-in-kind securities held by a Fund will also give rise to income which is required to be distributed even though the Fund receives no payments in cash on the security during the year.

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Certain Higher-Risk and High Yield Securities

A Fund may invest in lower-quality fixed-income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and interest. These and other related issues will be addressed by each Fund when as and if it invests in such securities as part of the Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

A portion of the interest paid or accrued on certain high yield discount obligations in which a Fund may invest may be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund to corporate shareholders may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Foreign Taxes

Income received by a Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during such year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by such a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Foreign Currency Transactions

Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Financial Products

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gains into ordinary income, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders. In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of each Fund’s hedging activities (including transactions, if any, in foreign currencies and foreign currency denominated instruments) may result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of a Fund’s distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

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REITs, REMICs and TMPs

Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

Some Funds may invest directly or indirectly (including through REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of such a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a regulated investment company that recognizes excess inclusion income. The Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply where charitable remainder trusts (“CRTs”) invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (as defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear.

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Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of each Fund beginning before January 1, 2010, a Fund is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income that, in general and subject to certain limitations, would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” The Funds, however, do not intend to make such designations.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Dividends, distributions and gains from the sale of a Fund’s shares may also be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

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If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

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PERFORMANCE INFORMATION

Yield and Total Return

Each Fund may advertise the yield and total return of each class of its shares. Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax-exempt status of distributions should be considered when comparing a Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yield and total return do not take into account any applicable sales charges or CDSC. Yield and total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yield and total return reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yield and total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund’s Classes A, B and C shares.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class’s distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yield and total return may be higher or lower than past yield and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements, financial highlights and the reports of the independent registered public accounting firm included in the Funds’ annual reports dated September 30, 2008 are also incorporated herein by reference to such reports. The Funds’ annual and semiannual reports are available upon request and without charge. Each Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Funds at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Funds’ website at www.funds.natixis.com. The annual and semiannual reports are also available on-line at the SEC’s website at www.sec.gov.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

Corporate and Municipal Bond Ratings

Investment-Grade

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for a timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment on market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;—the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or—the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1.’ (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

Registration Nos. 33-39133

811-06241

LOOMIS SAYLES FUNDS II

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)			Articles of Incorporation.

	(1)		The Registrant’s First Amended and Restated Agreement and Declaration of Trust dated July 21, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to post–effective amendment (“PEA”) No. 39 to the initial registration statement (“Registration Statement”) filed on December 2, 2005.

(b)			By-Laws.

	(1)		The Registrant’s Amended and Restated By-Laws dated September 23, 2008 are filed herewith.

(c)			Instruments Defining Rights of Security Holders.

Rights of shareholders, described in Article III, Section 6 of the Registrant’s Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

(d)			Investment Advisory Contracts.

	(1)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is incorporated by reference to exhibit (d)(1) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

	(2)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(7) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

	(3)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(11) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

	(4)	(i)	Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Research Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(13) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

		(ii)	Amendment No. 1 dated November 30, 2001 to the Advisory Agreement dated October 30, 2000, between the Registrant, on behalf of Loomis Sayles Research Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(5)(b) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(5)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Small Cap Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(15) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

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(6)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Value Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(3) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

(7)		Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Global Markets Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(18) to PEA No. 27 to the Registration Statement filed on January 30, 2001.

(8)	(i)	Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles High Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(ii)	Addendum No. 1 dated July 1, 2004 to the Advisory Agreement between Registrant, on behalf of Loomis Sayles High Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(9)(ii) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

(9)	(i)	Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Limited Term Government and Agency Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(11) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(ii)	Addendum No. 1 dated March 21, 2005 to the Advisory Agreement between Registrant, on behalf of Loomis Sayles Limited Term Government and Agency Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(9)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

(10)	(i)	Advisory Agreement dated September 12, 2003 between the Registrant, on behalf of Loomis Sayles Strategic Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(12) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(ii)	Addendum No. 1 dated July 1, 2005 to the Advisory Agreement between the Registrant, on behalf of Loomis Sayles Strategic Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

	(iii)	Addendum No. 2 dated July 1, 2008 to the Advisory Agreement between the Registrant, on behalf of Loomis Sayles Strategic Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10)(iii) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

(11)		Advisory Agreement dated February 1, 2008 between the Registrant, on behalf of Loomis Sayles International Bond Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(13) to PEA No. 49 to the Registration Statement filed on January 28, 2008.

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(e)		Underwriting Contracts.

	(1)	Amended and Restated Distribution Agreement dated June 1, 2007 between Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund and Loomis Sayles Global Markets Fund, and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 45 to the Registration Statement filed on May 30, 2007.

	(2)	Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Growth Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 34 to the Registration Statement filed on September 10, 2003.

	(3)	Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Research Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 34 to the Registration Statement filed on September 10, 2003.

	(4)	Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Investment Grade Bond Fund (except Class J shares), and Natixis Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 34 to the Registration Statement filed on September 10, 2003.

	(5)	Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Tax-Managed Equity Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(6)	Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles High Income Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(7)	Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Limited Term Government and Agency Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(8)	Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Strategic Income Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(9) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(9)	Distribution Agreement dated September 12, 2003 between Registrant, on behalf of Loomis Sayles Municipal Income Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(10)	Distribution Agreement dated April 23, 2004 between Registrant, on behalf of Loomis Sayles Investment Grade Bond Fund (with respect to its Class J shares), and Loomis Sayles Distributors, L.P. is incorporated by reference to PEA No. 37 to the Registration Statement filed on December 2, 2004.

	(11)	Distribution Agreement dated February 1, 2008 between Registrant, on behalf of Loomis Sayles International Bond Fund, and Natixis Distributors is incorporated by reference to exhibit (e)(11) to PEA No. 49 to the Registration Statement filed on January 28, 2008.

	(12)	Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)		Bonus or Profit Sharing Contracts.

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Not applicable.

(g)			Custodian Agreements.

	(1)		Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

	(2)		Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, AEW Real Estate Income Fund and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 43 to the Registration Statement filed on January 26, 2007.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, and Loomis Sayles Funds I and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference to exhibit (h)(1)(i) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

		(ii)	First Addendum dated October 1, 2005 to Transfer Agency and Services Agreement is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

		(iii)	Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Boston Financial is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 43 to the Registration Statement filed on January 26, 2007.

		(iv)	Transfer Agency and Services Agreement dated November 3, 1999 between Registrant on behalf of Class J shares of Loomis Sayles Investment Grade Bond Fund and State Street is incorporated by reference to exhibit (h)(6) to PEA No. 24 to the Registration Statement filed on January 26, 2000.

		(v)	Revised Appendix A dated February 15, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Gateway Trust and Boston Financial is filed herewith.

		(vi)	Amendment dated October 1, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Gateway Trust, Hansberger International Series and Boston Financial is filed herewith.

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(2)	(i)	Administrative Services Agreement dated January 3, 2005, between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, and Loomis Sayles Funds I and Natixis Asset Management Advisors, L.P. (“Natixis Advisors’) is incorporated by reference to exhibit (h)(2) to PEA No. 38 to the Registration Statement filed on January 28, 2005.

	(ii)	First Amendment dated November 1, 2005 to Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

	(iii)	Second Amendment dated January 1, 2006 to the Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 40 to the Registration Statement filed on January 30, 2006.

	(iv)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 46 to the Registration Statement filed on November 16, 2007.

	(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(v) to PEA No. 46 to the Registration Statement filed on November 16, 2007.

	(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 49 to the Registration Statement filed on January 28, 2008.

	(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

	(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement is incorporated by reference to Exhibit (h)(2)(ix) to PEA No. 51 to the Registration Statement filed on September 15, 2008.

	(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement is filed herewith.

	(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement is filed herewith.

(3)		Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Registrant is incorporated by reference to exhibit (h)(3) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

(4)	(i)	Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated February 1, 2008 between Loomis Sayles and the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles International Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund and Loomis Sayles Municipal Income Fund is incorporated by reference to exhibit (h)(4)(i) to PEA No. 49 to the Registration Statement filed on January 28, 2008.

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		(ii)	Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated February 1, 2008 between Loomis Sayles and the Registrant, on behalf of Loomis Sayles High Income Fund is incorporated by reference to exhibit (h)(4)(ii) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

	(5)	(i)	Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its series, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and State Street is incorporated by reference to exhibit (h)(5) to PEA No. 40 to the Registration Statement filed on January 30, 2006.

		(ii)	First Amendment dated December 20, 2005 to the Securities Lending Agency Agreement, between the Registrant, on behalf of its respective series, and State Street Bank is incorporated by reference to exhibit (h)(5)(ii) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

		(iii)	Second Amendment dated February 29, 2008 to the Securities Lending Agency Agreement, between the Registrant, on behalf of its respective series, and State Street Bank is incorporated by reference to exhibit (h)(5)(ii) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

(i)			Legal Opinion.

	(1)		Opinion and Consent of Counsel for Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Tax-Managed Equity Fund is incorporated by reference to exhibit (i) to PEA No. 34 to the Registration Statement filed on September 15, 2003.

(j)			Other Opinions.

Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)			Omitted Financial Statements.

Not applicable.

(l)			Initial Capital Agreements.

	(1)		Investment Representation regarding initial shares is incorporated by reference to exhibit (13)(a) to PEA No. 13 to the Registration Statement filed on October 31, 1997.

	(2)		Form of Organizational Expense Reimbursement Agreement is incorporated by reference to exhibit (13)(b) to PEA No. 13 to the Registration Statement filed on October 31, 1997.

(m)			Rule 12b-1 Plans.

	(1)		Form of Distribution Plan for Retail Class Shares is incorporated by reference to exhibit (m)(1) to PEA No. 28 to the Registration Statement filed on November 29, 2001.

	(2)		Form of Service and Distribution Plan relating to Class J shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (15)(d) to PEA No. 18 to the Registration Statement filed on April 12, 1999.

	(3)	(i)	12b-1 Plan relating to Class A shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (m)(4)(i) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

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	(ii)	Amended and Restated 12b-1 Plan dated July 1, 2004 relating to Class A shares of Loomis Sayles Limited Term Government and Agency Fund is incorporated by reference to exhibit (m)(3)(ii) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

	(iii)	12b-1 Plan relating to Class A shares of Loomis Sayles Research Fund is incorporated by reference to exhibit (m)(4)(iv) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(iv)	12b-1 Plan relating to Class A shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (m)(4)(v) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(v)	12b-1 Plan relating to Class A shares of Loomis Sayles High Income Fund is incorporated by reference to exhibit (m)(4)(vi) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(vi)	12b-1 Plan relating to Class A shares of Loomis Sayles Strategic Income Fund is incorporated by reference to exhibit (m)(4)(vii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(vii)	12b-1 Plan relating to Class A shares of Loomis Sayles Municipal Income Fund is incorporated by reference to exhibit (m)(4)(viii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(viii)	12b-1 Plan relating to Class A shares of Loomis Sayles Global Markets Fund is incorporated by reference to exhibit (m)(3)(viii) to PEA No. 40 to the Registration Statement filed on January 31, 2006.

	(ix)	12b-1 Plan relating to Class A shares of Loomis Sayles Value Fund is incorporated by reference to exhibit (m)(3)(ix) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

	(x)	12b-1 Plan relating to Class A shares of Loomis Sayles International Bond Fund is incorporated by reference to exhibit (m)(3)(x) to PEA No. 49 to the Registration Statement filed on January 28, 2008.

(4)	(i)	12b-1 Plan relating to Class B shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (m)(5)(i) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(ii)	12b-1 Plan relating to Class B shares of Loomis Sayles Limited Term Government and Agency Fund is incorporated by reference to exhibit (m)(5)(ii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(iii)	12b-1 Plan relating to Class B shares of Loomis Sayles Research Fund is incorporated by reference to exhibit (m)(5)(iv) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(iv)	12b-1 Plan relating to Class B shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (m)(5)(v) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

	(v)	12b-1 Plan relating to Class B shares of Loomis Sayles High Income Fund is incorporated by reference to exhibit (m)(5)(vi) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

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		(vi)	12b-1 Plan relating to Class B shares of Loomis Sayles Strategic Income Fund is incorporated by reference to exhibit (m)(5)(vii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(vii)	12b-1 Plan relating to Class B shares of Loomis Sayles Municipal Income Fund is incorporated by reference to exhibit (m)(5)(viii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(viii)	12b-1 Plan relating to Class B shares of Loomis Sayles Value Fund is incorporated by reference to exhibit (m)(4)(viii) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

	(5)	(i)	12b-1 Plan relating to Class C shares of Loomis Sayles Growth Fund is incorporated by reference to exhibit (m)(6)(i) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(ii)	12b-1 Plan relating to Class C shares of Loomis Sayles Limited Term Government and Agency Fund is incorporated by reference to exhibit (m)(6)(ii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(iii)	12b-1 Plan relating to Class C shares of Loomis Sayles Research Fund is incorporated by reference to exhibit (m)(6)(iv) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(iv)	12b-1 Plan relating to Class C shares of Loomis Sayles Investment Grade Bond Fund is incorporated by reference to exhibit (m)(6)(v) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(v)	12b-1 Plan relating to Class C shares of Loomis Sayles High Income Fund is incorporated by reference to exhibit (m)(6)(vi) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(vi)	12b-1 Plan relating to Class C shares of Loomis Sayles Strategic Income Fund is incorporated by reference to exhibit (m)(6)(vii) to PEA No. 35 to the Registration Statement filed on November 28, 2003.

		(vii)	12b-1 Plan relating to Class C shares of Loomis Sayles Global Markets Fund is incorporated by reference to exhibit (m)(5)(vii) to PEA No. 40 to the Registration Statement filed on January 30, 2006.

		(viii)	12b-1 Plan relating to Class C shares of Loomis Sayles Value Fund is incorporated by reference to exhibit (m)(5)(viii) to PEA No. 44 to the Registration Statement filed on April 2, 2007.

		(ix)	12b-1 Plan relating to Class C shares of Loomis Sayles International Bond Fund is incorporated by reference to exhibit (m)(5)(ix) to PEA No. 49 to the Registration Statement filed on January 28, 2008.

(n)			Rule 18f-3 Plan

Registrant’s Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective September, 2007 is incorporated by reference to exhibit (n) to PEA No. 46 to the Registration Statement filed on November 16, 2007.

(p)			Code of Ethics

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	(1)	Code of Ethics for Registrant dated September 14, 2007 is incorporated by reference to exhibit (p)(1) to PEA No. 46 to the Registration Statement filed on November 16, 2007.

	(2)	Code of Ethics dated October 1, 2007 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 46 to the Registration Statement filed on November 16, 2007.

	(3)	Code of Ethics for Loomis Sayles dated January 14, 2000 as amended April 22, 2008 is filed herewith.

(q)		Powers of Attorney

	(1)	Power of Attorney dated October 18, 2004 for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

	(2)	Powers of Attorney for Charles D. Baker and Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

	(3)	Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 45 to the Registration Statement filed on May 30, 2007.

	(4)	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

Item 24.	Persons Controlled by or under Common Control with the Fund.

The Registrant is not aware of any person controlled or under common control with any of its series. As of November 4, 2008, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:*

Fund	Shareholder and Address	Percentage of shares held
Loomis Sayles Global Markets Fund	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484	45.77%

Loomis Sayles High Income Fund	The Vanguard Fiduciary Trust Co. 400 Devon Park Drive Wayne, PA 19087-1816	84.52%

Loomis Sayles International Bond Fund	Natixis Global Asset Management L.P. 399 Boylston Street Boston, MA 02116-3368	74.31%

Loomis Sayles Investment Grade Bond Fund	Merrill Lynch Pierce Fenner & Smith Inc. Merrill Lynch Financial Data Services 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484	29.19%

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Loomis Sayles Mid Cap Growth Fund	Charles Schwab & Co Inc. 101 Montgomery St San Francisco, CA 94104-4151	50.36%

Loomis Sayles Research Fund	Charles Schwab & Co Inc 101 Montgomery St San Francisco, CA 94104-4122	74.01%

Loomis Sayles Strategic Income Fund	Merrill Lynch Pierce Fenner & Smith Inc. For The Sole Ben Of Its Customers 4800 Deer Lake Dr East- 2nd Fl Jacksonville, FL 32246-6484	36.08%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Fund, it may be deemed to “control” the Fund within the meaning of the 1940 Act.

As of November 4, 2008, there were no persons that owned 25% or more of the outstanding voting securities of any series of the Registrant, except as noted above.

Item 25.	Indemnification.

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws filed herewith as exhibit (b)(1).

The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

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Item 26.	Business and Other Connections of Investment Adviser

(a)	Loomis, Sayles & Company, L.P., (“Loomis Sayles”), the investment adviser of all series of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27.	Principal Underwriter

(a)	Natixis Distributors, L.P., the Registrant’s principal underwriter, also serves as principal underwriter for:

Natixis Funds Trust I

Natixis Funds Trust II

Natixis Funds Trust III

Natixis Funds Trust IV

Natixis Cash Management Trust

Loomis Sayles Funds I

Delafield Fund, Inc.

Hansberger International Series

Gateway Trust

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President

Robert Krantz	Executive Vice President	Executive Vice President

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

11

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Vice President and Controller	None

Sharon Wratchford	Executive Vice President	None

Matthew Coldren	Executive Vice President	None

Peter Martin	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Marla McDougall	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

William Butcher	Senior Vice President	None

John Bearce	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

David Lafferty	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

David Vallon	Senior Vice President	None

Faith Yando	Senior Vice President	None

12

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 28.	Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

For all series of Registrant:

(i)	Loomis Sayles Funds II

399 Boylston Street

Boston, Massachusetts 02116

(ii)	Boston Financial Data Services

2 Heritage Drive, 4th Floor

North Quincy, Massachusetts, 02171

(iii)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(iv)	Natixis Asset Management Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(v)	Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(vi)	Loomis Sayles Distributors, L.P. (with respect to Class J shares of Loomis Sayles Investment Grade Bond Fund)

One Financial Center

Boston, Massachusetts 02111

(vii)	Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111

Item 29.	Management Services

None.

Item 30.	Undertakings

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

13

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 3rd day of December, 2008.

LOOMIS SAYLES FUNDS II

By:	/s/ David L. Giunta
David L. Giunta President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President	December 3, 2008

/s/ Michael C. Kardok Michael C. Kardok	Treasurer	December 3, 2008

Graham T. Allison, Jr.* Graham T. Allison, Jr.	Trustee	December 3, 2008

Charles D. Baker * Charles D. Baker	Trustee	December 3, 2008

Edward A. Benjamin * Edward A. Benjamin	Trustee	December 3, 2008

Robert J. Blanding * Robert J. Blanding	Trustee	December 3, 2008

Daniel M. Cain * Daniel M. Cain	Trustee	December 3, 2008

Kenneth A. Drucker * Kenneth A. Drucker	Trustee	December 3, 2008

John T. Hailer * John T. Hailer	Trustee	December 3, 2008

Jonathan P. Mason * Jonathan P. Mason	Trustee	December 3, 2008

Sandra O. Moose * Sandra O. Moose	Trustee, Chairperson of the Board	December 3, 2008

Cynthia L. Walker * Cynthia L. Walker	Trustee	December 3, 2008

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen Attorney-In-Fact**/***/****/***** December 3, 2008

**	Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

***	Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

****	Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 45 to the Registration Statement filed on May 30, 2007.

*****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

Loomis Sayles Funds II

Exhibit Index for PEA 52

Exhibits for Item 23 of Form N-1A

Exhibit	Exhibit Description

(b)(1)	Amended and Restated By-Laws of the Registrant

(e)(12)	Form of Dealer Agreement

(h)(1)(v)	Revised Appendix A to the Transfer Agency and Services Agreement dated February 15, 2008

(h)(1)(vi)	Amendment to the Transfer Agency and Service Agreement dated October 1, 2008

(h)(2)(ix)	Eighth Amend to the Administrative Services Agreement

(h)(2)(x)	Ninth Amend to the Administrative Services Agreement

(p)(3)	Revised Code of Ethics for Loomis Sayles dated April 22, 2008